UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1).  The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Funds Trust-Equity
Guggenheim Alpha Opportunity Fund
Guggenheim Large Cap Value Fund
Guggenheim Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund
Guggenheim Small Cap Value Fund
Guggenheim StylePlus—Large Core Fund
Guggenheim StylePlus—Mid Growth Fund
Guggenheim World Equity Income Fund

SBE-SEMI-0316x0916	guggenheiminvestments.com

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
ALPHA OPPORTUNITY FUND	8
LARGE CAP VALUE FUND	22
MARKET NEUTRAL REAL ESTATE FUND	31
RISK MANAGED REAL ESTATE FUND	39
SMALL CAP VALUE FUND	51
STYLEPLUS—LARGE CORE FUND	60
STYLEPLUS—MID GROWTH FUND	71
WORLD EQUITY INCOME FUND	82
NOTES TO FINANCIAL STATEMENTS	92
OTHER INFORMATION	106
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	110
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	114

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for a selection of our Funds (the “Funds”) for the six-month period ended March 31, 2016.

The Investment Advisers is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016 the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bond ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Alpha Opportunity Fund
A-Class	2.88%	5.82%	$ 1,000.00	$ 1,058.20	$ 14.82
C-Class	3.67%	5.40%	1,000.00	1,054.00	18.85
P-Class	3.28%	5.82%	1,000.00	1,058.20	16.88
Institutional Class	2.54%	5.95%	1,000.00	1,059.50	13.08
Large Cap Value Fund
A-Class	1.17%	5.95%	1,000.00	1,059.50	6.02
C-Class	1.92%	5.58%	1,000.00	1,055.80	9.87
P-Class	1.17%	6.03%	1,000.00	1,060.30	6.03
Institutional Class	0.91%	6.08%	1,000.00	1,060.80	4.69
Market Neutral Real Estate Fund[4]
A-Class	1.64%	(1.60%)	1,000.00	984.00	1.42
C-Class	2.40%	(1.68%)	1,000.00	983.20	2.08
P-Class	1.65%	(1.60%)	1,000.00	984.00	1.43
Institutional Class	1.39%	(1.60%)	1,000.00	984.00	1.21
Risk Managed Real Estate Fund
A-Class	1.81%	10.05%	1,000.00	1,100.50	9.50
C-Class	2.54%	9.62%	1,000.00	1,096.20	13.31
P-Class	1.78%	10.05%	1,000.00	1,100.50	9.35
Institutional Class	1.54%	10.20%	1,000.00	1,102.00	8.09
Small Cap Value Fund
A-Class	1.32%	7.38%	1,000.00	1,073.80	6.84
C-Class	2.07%	7.12%	1,000.00	1,071.20	10.72
P-Class	1.32%	7.46%	1,000.00	1,074.60	6.85
Institutional Class	1.07%	7.55%	1,000.00	1,075.50	5.55
StylePlus—Large Core Fund
A-Class	1.35%	7.84%	1,000.00	1,078.40	7.01
C-Class	2.32%	7.31%	1,000.00	1,073.10	12.02
P-Class	1.22%	7.75%	1,000.00	1,077.50	6.34
Institutional Class	1.02%	8.46%	1,000.00	1,084.60	5.32
StylePlus—Mid Growth Fund
A-Class	1.50%	4.12%	1,000.00	1,041.20	7.65
C-Class	2.39%	3.68%	1,000.00	1,036.80	12.17
P-Class	1.52%	3.92%	1,000.00	1,039.20	7.75
Institutional Class	1.52%	4.14%	1,000.00	1,041.40	7.76
World Equity Income Fund
A-Class	1.48%	8.15%	1,000.00	1,081.50	7.70
C-Class	2.23%	7.82%	1,000.00	1,078.20	11.59
P-Class	1.48%	8.38%	1,000.00	1,083.80	7.71
Institutional Class	1.22%	8.29%	1,000.00	1,082.90	6.35

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Alpha Opportunity Fund
A-Class	2.88%	5.00%	$ 1,000.00	$ 1,010.60	$ 14.48
C-Class	3.67%	5.00%	1,000.00	1,006.65	18.41
P-Class	3.28%	5.00%	1,000.00	1,008.60	16.47
Institutional Class	2.54%	5.00%	1,000.00	1,012.30	12.78
Large Cap Value Fund
A-Class	1.17%	5.00%	1,000.00	1,019.15	5.91
C-Class	1.92%	5.00%	1,000.00	1,015.40	9.67
P-Class	1.17%	5.00%	1,000.00	1,019.15	5.91
Institutional Class	0.91%	5.00%	1,000.00	1,020.45	4.60
Market Neutral Real Estate Fund[4]
A-Class	1.64%	5.00%	1,000.00	1,016.80	8.27
C-Class	2.40%	5.00%	1,000.00	1,013.00	12.08
P-Class	1.65%	5.00%	1,000.00	1,016.75	8.32
Institutional Class	1.39%	5.00%	1,000.00	1,018.05	7.01
Risk Managed Real Estate Fund
A-Class	1.81%	5.00%	1,000.00	1,015.95	9.12
C-Class	2.54%	5.00%	1,000.00	1,012.30	12.78
P-Class	1.78%	5.00%	1,000.00	1,016.10	8.97
Institutional Class	1.54%	5.00%	1,000.00	1,017.30	7.77
Small Cap Value Fund
A-Class	1.32%	5.00%	1,000.00	1,018.40	6.66
C-Class	2.07%	5.00%	1,000.00	1,014.65	10.43
P-Class	1.32%	5.00%	1,000.00	1,018.40	6.66
Institutional Class	1.07%	5.00%	1,000.00	1,019.65	5.40
StylePlus—Large Core Fund
A-Class	1.35%	5.00%	1,000.00	1,018.25	6.81
C-Class	2.32%	5.00%	1,000.00	1,013.40	11.68
P-Class	1.22%	5.00%	1,000.00	1,018.90	6.16
Institutional Class	1.02%	5.00%	1,000.00	1,019.90	5.15
StylePlus—Mid Growth Fund
A-Class	1.50%	5.00	1,000.00	1,017.50	7.57
C-Class	2.39%	5.00	1,000.00	1,013.05	12.03
P-Class	1.52%	5.00	1,000.00	1,017.40	7.67
Institutional Class	1.52%	5.00	1,000.00	1,017.40	7.67
World Equity Income Fund
A-Class	1.48%	5.00	1,000.00	1,017.60	7.47
C-Class	2.23%	5.00	1,000.00	1,013.85	11.23
P-Class	1.48%	5.00	1,000.00	1,017.60	7.47
Institutional Class	1.22%	5.00	1,000.00	1,018.90	6.16

[1]

This ratio represents annualized net expenses, which may include short dividend and interest expenses. Excluding these expenses, the operating expense ratio for the Alpha Opportunity Fund would be 2.11%, 2.86%, 2.11% and 1.86% and the Risk Managed Real Estate Fund would be 1.30%, 2.03%, 1.27% and 1.03% for the A-Class, C-Class, P-Class and Institutional Class, respectively. Excludes expenses of the underlying funds in which the Funds invest.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.
[4]

Since commencement of operations: February 26, 2016. Due to the limited length of Class operations, current expense ratios may not be indicative of future expense ratios. Expenses paid based on actual fund returns are calculated using 32 days from the commencement of operations. Expenses paid based on the hypothetical 5% return are calculated using 183 days.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2016

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
C-Class	July 7, 2003
P-Class	May 1, 2015
Institutional Class	November 7, 2008

Ten Largest Long Holdings (% of Total Net Assets)
Verizon Communications, Inc.	1.2%
Cal-Maine Foods, Inc.	1.2%
AbbVie, Inc.	1.2%
Prudential Financial, Inc.	1.2%
Wal-Mart Stores, Inc.	1.1%
UGI Corp.	1.1%
Tyson Foods, Inc. — Class A	1.1%
MetLife, Inc.	1.1%
HP, Inc.	1.1%
FirstEnergy Corp.	1.1%
Top Ten Total	11.4%

“Ten Largest Long Holdings” excludes any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
ALPHA OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS† - 86.6%

Consumer, Non-cyclical - 26.2%
Cal-Maine Foods, Inc.	19,261	$999,839
AbbVie, Inc.[1]	16,728	955,503
Tyson Foods, Inc. — Class A1	13,580	905,243
Express Scripts Holding Co.*,1	12,614	866,456
Ingredion, Inc.[1]	7,736	826,127
Sanderson Farms, Inc.	9,048	815,949
HCA Holdings, Inc.*,1	9,382	732,265
Flowers Foods, Inc.[1]	39,622	731,422
Laboratory Corporation of America Holdings*	6,079	712,033
Quest Diagnostics, Inc.[1]	9,769	697,995
DaVita HealthCare Partners, Inc.*	9,385	688,671
United Therapeutics Corp.*,1	5,502	613,088
United Rentals, Inc.*	9,779	608,156
Merck & Company, Inc.	11,493	608,095
MEDNAX, Inc.*,1	8,981	580,352
St. Jude Medical, Inc.[1]	10,455	575,025
Johnson & Johnson	4,619	499,776
ManpowerGroup, Inc.	5,882	478,912
Total System Services, Inc.	10,015	476,514
JM Smucker Co.	3,579	464,697
Robert Half International, Inc.	9,765	454,854
Darling Ingredients, Inc.*,1	33,616	442,723
Varian Medical Systems, Inc.*	5,268	421,545
Post Holdings, Inc.*	5,923	407,325
Philip Morris International, Inc.	4,033	395,678
Dean Foods Co.[1]	22,507	389,821
Charles River Laboratories International, Inc.*	4,699	356,842
LifePoint Health, Inc.*,1	5,004	346,527
Dr Pepper Snapple Group, Inc.[1]	3,483	311,450
Whole Foods Market, Inc.[1]	9,788	304,505
SpartanNash Co.[1]	9,946	301,463
RR Donnelley & Sons Co.	18,081	296,529
Cambrex Corp.*	6,719	295,636
Mead Johnson Nutrition Co. — Class A	3,478	295,526
Owens & Minor, Inc.[1]	7,056	285,203
Mondelez International, Inc. — Class A	6,991	280,479
ResMed, Inc.[1]	4,820	278,692
Community Health Systems, Inc.*,1	14,529	268,932
Magellan Health, Inc.*	3,887	264,044
VCA, Inc.*	4,396	253,605
Cardtronics, Inc.*	6,870	247,251
Deluxe Corp.[1]	3,862	241,336
Chemed Corp.	1,729	234,193
Air Methods Corp.*,1	6,281	227,498
Total Consumer, Non-cyclical		21,437,775

Industrial - 14.2%
Boeing Co.[1]	5,047	640,666
Huntington Ingalls Industries, Inc.[1]	3,679	503,802
Arrow Electronics, Inc.*,1	7,701	496,021
Tech Data Corp.*,1	5,998	460,467
Fluor Corp.[1]	8,298	445,602
Dycom Industries, Inc.*	5,997	387,826
AECOM*	12,213	376,038
Gentex Corp.	23,721	372,183
Jabil Circuit, Inc.[1]	19,057	367,228
ITT Corp.[1]	9,648	355,915
Knight Transportation, Inc.[1]	13,186	344,814
CSX Corp.	13,245	341,059
Dover Corp.[1]	4,977	320,170
Parker-Hannifin Corp.[1]	2,836	315,023
Avnet, Inc.[1]	7,036	311,695
Harris Corp.	3,975	309,494
Vishay Intertechnology, Inc.[1]	24,879	303,772
Rockwell Automation, Inc.	2,640	300,300
Waters Corp.*	2,157	284,551
Union Pacific Corp.	3,572	284,152
Crane Co.[1]	5,270	283,842
Barnes Group, Inc.[1]	7,955	278,664
Briggs & Stratton Corp.[1]	11,442	273,693
Sanmina Corp.*	11,686	273,219
Saia, Inc.*,1	9,672	272,267
Clean Harbors, Inc.*,1	5,502	271,469
Federal Signal Corp.[1]	19,924	264,192
Timken Co.[1]	7,805	261,390
Werner Enterprises, Inc.	9,487	257,667
Trinity Industries, Inc.[1]	14,009	256,505
Keysight Technologies, Inc.*,1	9,005	249,799
Jacobs Engineering Group, Inc.*,1	5,672	247,016
Applied Industrial Technologies, Inc.[1]	5,604	243,214
Mueller Industries, Inc.[1]	8,064	237,243
ArcBest Corp.[1]	10,806	233,301
Methode Electronics, Inc.[1]	7,908	231,230
Total Industrial		11,655,489

Financial - 11.6%
Prudential Financial, Inc.[1]	13,167	950,921
MetLife, Inc.[1]	20,553	903,099
Unum Group	22,129	684,229
Aflac, Inc.[1]	10,100	637,714
Affiliated Managers Group, Inc.*	2,907	472,097
Interactive Brokers Group, Inc. — Class A	11,920	468,694
Discover Financial Services[1]	9,113	464,034
American Express Co.	7,003	429,984
Bank of America Corp.	27,045	365,648
Ameriprise Financial, Inc.	3,838	360,810
Selective Insurance Group, Inc.[1]	8,919	326,525
Old Republic International Corp.	17,811	325,585
Aspen Insurance Holdings Ltd.[1]	6,658	317,587
Regions Financial Corp.	40,442	317,470
Torchmark Corp.	5,778	312,936
American Financial Group, Inc.	4,362	306,954
Hanover Insurance Group, Inc.	3,382	305,124
East West Bancorp, Inc.[1]	8,873	288,195
American Equity Investment Life Holding Co.[1]	15,500	260,400

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
ALPHA OPPORTUNITY FUND

	Shares	Value

Legg Mason, Inc.	7,448	$258,297
WP GLIMCHER, Inc.	24,745	234,830
CNO Financial Group, Inc.	12,028	215,542
Waddell & Reed Financial, Inc. — Class A1	9,137	215,085
City Office REIT, Inc.	6,354	72,436
Total Financial		9,494,196

Technology - 10.9%
HP, Inc.	72,825	897,204
Apple, Inc.[1]	7,890	859,931
Hewlett Packard Enterprise Co.[1]	45,340	803,878
Intel Corp.	22,547	729,395
International Business Machines Corp.	3,998	605,497
Skyworks Solutions, Inc.	6,209	483,681
Micron Technology, Inc.*	45,301	474,302
Convergys Corp.[1]	15,599	433,184
Tessera Technologies, Inc.	13,870	429,970
Cirrus Logic, Inc.*,1	10,733	390,789
Texas Instruments, Inc.	6,354	364,847
CA, Inc.[1]	11,818	363,876
Nuance Communications, Inc.*	17,039	318,459
CACI International, Inc. — Class A*,1	2,824	301,321
Oracle Corp.[1]	6,867	280,929
Sykes Enterprises, Inc.*,1	8,959	270,383
NetApp, Inc.	8,666	236,495
Cabot Microelectronics Corp.[1]	5,722	234,087
Mentor Graphics Corp.	11,507	233,937
Icad, Inc.*,1	40,332	205,693
Total Technology		8,917,858

Consumer, Cyclical - 9.1%
Wal-Mart Stores, Inc.[1]	13,461	921,944
JetBlue Airways Corp.*,1	31,237	659,725
American Eagle Outfitters, Inc.[1]	38,785	646,546
CVS Health Corp.[1]	5,494	569,893
Foot Locker, Inc.	8,060	519,870
DR Horton, Inc.	16,924	511,612
UniFirst Corp.	4,600	501,952
Walgreens Boots Alliance, Inc.	5,796	488,255
Casey’s General Stores, Inc.[1]	3,612	409,312
Thor Industries, Inc.[1]	5,485	349,778
PACCAR, Inc.[1]	6,093	333,226
Children’s Place, Inc.	3,845	320,942
Guess?, Inc.[1]	14,198	266,496
Dana Holding Corp.[1]	17,721	249,689
Spirit Airlines, Inc.*,1	5,173	248,201
Select Comfort Corp.*,1	12,284	238,187
Macy’s, Inc.	5,104	225,035
Total Consumer, Cyclical		7,460,663

Communications - 7.3%
Verizon Communications, Inc.[1]	18,644	1,008,267
AT&T, Inc.[1]	21,351	836,319
Viacom, Inc. — Class B1	14,970	617,961
Discovery Communications, Inc. — Class A*,1	21,079	603,492
Juniper Networks, Inc.	20,017	510,634
Level 3 Communications, Inc.*	9,092	480,512
Time Warner, Inc.[1]	6,356	461,128
Comcast Corp. — Class A	6,311	385,476
AMC Networks, Inc. — Class A*	4,768	309,634
eBay, Inc.*	12,782	304,978
Polycom, Inc.*,1	20,214	225,386
General Communication, Inc. — Class A*,1	11,663	213,666
Total Communications		5,957,453

Utilities - 6.8%
UGI Corp.[1]	22,554	908,701
FirstEnergy Corp.	24,819	892,739
NextEra Energy, Inc.[1]	6,091	720,809
OGE Energy Corp.[1]	20,566	588,805
Pinnacle West Capital Corp.[1]	6,799	510,401
Southwest Gas Corp.	7,224	475,700
Ameren Corp.	8,574	429,557
American Electric Power Company, Inc.[1]	6,249	414,934
Vectren Corp.[1]	7,566	382,537
Edison International	3,337	239,897
Total Utilities		5,564,080

Basic Materials - 0.4%
Mosaic Co.[1]	12,432	335,664

Energy - 0.1%
PBF Logistics, LP	3,000	56,520

Total Common Stocks
(Cost $67,960,942)		70,879,698

SHORT TERM INVESTMENTS† - 7.0%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares 0.19%[2]	5,760,593	5,760,593
Total Short Term Investments
(Cost $5,760,593)		5,760,593

Total Investments - 93.6%
(Cost $73,721,535)		$76,640,291

COMMON STOCKS SOLD SHORT† - (29.0)%
Industrial - (1.3)%
EnPro Industries, Inc.	4,970	(286,670)
Louisiana-Pacific Corp.*	47,230	(808,578)
Total Industrial		(1,095,248)

Communications - (1.4)%
Ruckus Wireless, Inc.*	26,229	(257,306)
Facebook, Inc. — Class A*	2,667	(304,305)
Amazon.com, Inc.*	1,024	(607,887)
Total Communications		(1,169,498)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
ALPHA OPPORTUNITY FUND

	Shares	Value

Technology - (2.5)%
Red Hat, Inc.*	3,229	$(240,593)
Medidata Solutions, Inc.*	6,449	(249,641)
Ultimate Software Group, Inc.*	1,341	(259,483)
CommVault Systems, Inc.*	6,075	(262,258)
Silicon Laboratories, Inc.*	6,018	(270,569)
Electronics for Imaging, Inc.*	7,099	(300,926)
Cypress Semiconductor Corp.	49,671	(430,151)
Total Technology		(2,013,621)

Consumer, Non-cyclical - (2.5)%
Acorda Therapeutics, Inc.*	6,686	(176,845)
Cantel Medical Corp.	3,485	(248,689)
Monro Muffler Brake, Inc.	4,210	(300,889)
Live Nation Entertainment, Inc.*	16,986	(378,958)
Alexion Pharmaceuticals, Inc.*	3,138	(436,872)
Vertex Pharmaceuticals, Inc.*	6,751	(536,637)
Total Consumer, Non-cyclical		(2,078,890)

Basic Materials - (5.4)%
Compass Minerals International, Inc.	3,251	(230,366)
PolyOne Corp.	8,085	(244,571)
NewMarket Corp.	630	(249,644)
Worthington Industries, Inc.	7,567	(269,688)
RPM International, Inc.	6,138	(290,512)
HB Fuller Co.	9,127	(387,441)
Sensient Technologies Corp.	6,855	(435,018)
Praxair, Inc.	4,845	(554,510)
Ecolab, Inc.	7,590	(846,437)
Royal Gold, Inc.	17,445	(894,754)
Total Basic Materials		(4,402,941)

Consumer, Cyclical - (5.7)%
Popeyes Louisiana Kitchen, Inc.*	4,029	(209,750)
Callaway Golf Co.	24,300	(221,616)
Starbucks Corp.	3,747	(223,696)
Scotts Miracle-Gro Co. — Class A	3,153	(229,444)
Regis Corp.*	15,318	(232,680)
Sonic Automotive, Inc. — Class A	12,910	(238,577)
Motorcar Parts of America, Inc.*	6,387	(242,578)
Crocs, Inc.*	25,329	(243,665)
Papa John’s International, Inc.	4,622	(250,466)
Fred’s, Inc. — Class A	17,188	(256,273)
Mobile Mini, Inc.	7,936	(262,047)
Pool Corp.	3,330	(292,174)
Wendy’s Co.	27,113	(295,260)
LKQ Corp.*	9,712	(310,104)
Lithia Motors, Inc. — Class A	3,878	(338,666)
O’Reilly Automotive, Inc.*	1,379	(377,377)
Signet Jewelers Ltd.	3,634	(450,725)
Total Consumer, Cyclical		(4,675,098)

Financial - (10.2)%
Community Bank System, Inc.	5,688	(217,339)
Washington Federal, Inc.	9,883	(223,850)
Safety Insurance Group, Inc.	4,010	(228,811)
FNB Corp.	17,607	(229,067)
Northfield Bancorp, Inc.	14,052	(231,015)
American Assets Trust, Inc.	5,970	(238,323)
Pennsylvania Real Estate Investment Trust	11,154	(243,715)
Glacier Bancorp, Inc.	9,762	(248,150)
Liberty Property Trust	7,479	(250,247)
Webster Financial Corp.	7,449	(267,419)
Sovran Self Storage, Inc.	2,331	(274,941)
Associated Banc-Corp.	16,602	(297,840)
Assurant, Inc.	4,039	(311,609)
EastGroup Properties, Inc.	5,224	(315,373)
Public Storage	1,308	(360,786)
Alexandria Real Estate Equities, Inc.	4,283	(389,282)
Highwoods Properties, Inc.	8,206	(392,329)
Camden Property Trust	4,764	(400,605)
Valley National Bancorp	50,739	(484,050)
Retail Opportunity Investments Corp.	25,747	(518,029)
Morgan Stanley	20,911	(522,984)
Federal Realty Investment Trust	3,478	(542,742)
Cousins Properties, Inc.	53,316	(553,420)
Boston Properties, Inc.	4,508	(572,876)
Total Financial		(8,314,802)
Total Common Stocks Sold Short
(Proceeds $23,066,701)		(23,750,098)
Total Securities Sold Short - (29.0)%
(Proceeds $23,066,701)		$(23,750,098)
Other Assets & Liabilities, net - 35.4%		29,026,511
Total Net Assets - 100.0%		$81,916,704

Unrealized Gain (Loss)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley February 2017 Alpha Opportunity Long Custom Basket Swap 0.43%[3], Terminating 02/03/17 (Notional Value $54,948,876)	$3,561,738

OTC EQUITY SWAP AGREEMENTS Sold short††
Morgan Stanley February 2017 Alpha Opportunity Short Custom Basket Swap 0.37%[4], Terminating 02/03/17 (Notional Value $55,947,792)	$(4,086,030)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
ALPHA OPPORTUNITY FUND

	Shares	Unrealized Gain (Loss)

CUSTOM BASKET OF LONG SECURITIES[3]
CenturyLink, Inc.	28,732	$184,312
Cisco Systems, Inc.	24,980	127,454
Frontier Communications Corp.	121,431	117,939
WellCare Health Plans, Inc.*	7,414	116,772
United Continental Holdings, Inc.*	9,199	114,262
Molina Healthcare, Inc.*	11,069	104,093
Gilead Sciences, Inc.	12,488	97,684
Hartford Financial Services Group, Inc.	14,667	94,115
Xerox Corp.	54,048	91,993
Southwest Airlines Co.	13,118	91,565
Cummins, Inc.	5,200	90,949
InterDigital, Inc.	8,557	90,366
Consolidated Edison, Inc.	13,287	85,838
Telephone & Data Systems, Inc.	12,475	83,390
Computer Sciences Corp.	21,557	78,147
Everest Re Group Ltd.	4,546	76,256
UnitedHealth Group, Inc.	5,816	75,777
Public Service Enterprise Group, Inc.	13,111	75,519
Energizer Holdings, Inc.	9,543	74,536
Entergy Corp.	9,547	73,321
Raymond James Financial, Inc.	13,137	71,327
QUALCOMM, Inc.	14,810	70,342
Goodyear Tire & Rubber Co.	15,454	67,095
Delphi Automotive plc	5,506	61,354
LyondellBasell Industries N.V. — Class A	5,602	60,671
Seagate Technology plc	14,030	60,405
Principal Financial Group, Inc.	20,488	60,340
IPG Photonics Corp.*	3,959	59,292
CenterPoint Energy, Inc.	25,485	58,236
Universal Health Services, Inc. — Class B	5,618	56,082
Pitney Bowes, Inc.	16,862	49,060
Alaska Air Group, Inc.	3,743	47,573
Delta Air Lines, Inc.	15,252	44,539
Corning, Inc.	18,975	44,022
Travelers Companies, Inc.	4,442	43,695
GameStop Corp. — Class A	8,342	41,043
Dick's Sporting Goods, Inc.	5,407	40,511
Scripps Networks Interactive, Inc. — Class A	10,003	39,534
Textron, Inc.	14,313	38,825
Western Union Co.	23,851	37,505
Progressive Corp.	7,471	34,815
SYNNEX Corp.	4,816	32,112
Allstate Corp.	4,117	28,160
Great Plains Energy, Inc.	8,785	28,096
General Mills, Inc.	4,289	27,346
WR Berkley Corp.	4,236	25,119
Teradyne, Inc.	12,490	24,905
Archer-Daniels-Midland Co.	29,663	24,522
Albemarle Corp.	4,476	24,403
Best Buy Company, Inc.	6,785	23,931
SunTrust Banks, Inc.	18,083	22,278
DST Systems, Inc.	3,687	20,542
F5 Networks, Inc.*	2,673	20,010
ConAgra Foods, Inc.	7,503	19,635
Teradata Corp.*	10,343	18,947
Carlisle Companies, Inc.	2,413	17,991
Cognizant Technology Solutions Corp. — Class A*	3,821	17,960
Cardinal Health, Inc.	7,568	17,785
EMCOR Group, Inc.	5,261	16,107
Mallinckrodt plc*	11,964	14,973
JPMorgan Chase & Co.	15,369	14,540
First Solar, Inc.*	7,026	14,489
AGCO Corp.	9,161	14,128
Snap-on, Inc.	1,703	13,858
Synchrony Financial*	9,897	12,962
Altria Group, Inc.	6,049	12,712
Microsoft Corp.	4,260	12,136
PepsiCo, Inc.	3,397	11,920
Amsurg Corp. — Class A*	5,671	11,296
Fifth Third Bancorp	14,606	8,983
Lincoln National Corp.	17,281	8,756
Ford Motor Co.	18,261	7,730
Visa, Inc. — Class A	2,990	6,353
Procter & Gamble Co.	3,346	4,064
Atlantic Tele-Network, Inc.	7,656	(1,519)
Citigroup, Inc.	9,530	(2,011)
Michael Kors Holdings Ltd.*	4,178	(2,513)
Amgen, Inc.	5,077	(2,550)
McKesson Corp.	3,036	(3,669)
Hologic, Inc.*	12,144	(10,123)
Kroger Co.	15,187	(26,679)
Biogen, Inc.*	2,409	(29,672)
Total Custom Basket of Long Securities		3,530,566

CUSTOM BASKET OF SHORT SECURITIES[4]
CF Industries Holdings, Inc.	(11,108)	53,421
Hanesbrands, Inc.	(15,804)	43,169
Intercontinental Exchange, Inc.	(1,607)	42,285
AutoNation, Inc.*	(4,194)	26,129
Cree, Inc.*	(6,876)	21,657
Tangoe, Inc.*	(30,728)	14,523
HCP, Inc.	(29,682)	14,450
Celgene Corp.*	(3,852)	12,816
International Flavors & Fragrances, Inc.	(2,916)	11,292
Bank of the Ozarks, Inc.	(5,597)	9,842
Goldman Sachs Group, Inc.	(3,925)	5,127
NIKE, Inc. — Class B	(4,630)	5,072
Domino's Pizza, Inc.	(1,822)	4,156
Buffalo Wild Wings, Inc.*	(1,814)	3,751
Boston Beer Company, Inc. — Class A*	(1,175)	3,086
Crown Castle International Corp.	(6,185)	2,802
TripAdvisor, Inc.*	(4,074)	2,672
Macerich Co.	(2,826)	1,506
Reynolds American, Inc.	(4,413)	338

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
ALPHA OPPORTUNITY FUND

	Shares	Unrealized Loss

Expedia, Inc.	(2,346)	$(390)
Taubman Centers, Inc.	(3,068)	(544)
Royal Caribbean Cruises Ltd.	(5,057)	(1,407)
Hormel Foods Corp.	(5,164)	(1,540)
Under Armour, Inc. — Class A*	(9,186)	(2,102)
Edwards Lifesciences Corp.*	(4,252)	(3,544)
WhiteWave Foods Co. — Class A*	(5,556)	(4,851)
Signature Bank*	(2,618)	(5,697)
Leucadia National Corp.	(23,811)	(5,719)
Intersil Corp. — Class A	(16,687)	(6,833)
Ross Stores, Inc.	(5,063)	(6,913)
Deere & Co.	(7,554)	(7,976)
Orbital ATK, Inc.	(4,556)	(8,603)
Nasdaq, Inc.	(3,592)	(8,605)
Dollar Tree, Inc.*	(11,963)	(10,079)
Cheesecake Factory, Inc.	(4,381)	(10,167)
PayPal Holdings, Inc.*	(7,012)	(10,585)
Illumina, Inc.*	(2,210)	(10,757)
Marsh & McLennan Companies, Inc.	(3,841)	(11,010)
Core-Mark Holding Company, Inc.	(3,859)	(11,205)
Tractor Supply Co.	(3,191)	(11,802)
Automatic Data Processing, Inc.	(3,646)	(11,906)
Douglas Emmett, Inc.	(11,034)	(12,284)
Equity One, Inc.	(17,020)	(12,297)
Regency Centers Corp.	(5,782)	(12,714)
Weingarten Realty Investors	(7,403)	(13,414)
Panera Bread Co. — Class A*	(1,553)	(13,783)
VF Corp.	(8,787)	(14,393)
Twenty-First Century Fox, Inc. — Class A	(9,111)	(14,805)
Bristol-Myers Squibb Co.	(7,329)	(15,172)
Stillwater Mining Co.*	(16,000)	(15,410)
Apartment Investment & Management Co. — Class A	(5,924)	(15,808)
Kite Realty Group Trust	(16,821)	(16,036)
Host Hotels & Resorts, Inc.	(16,188)	(16,136)
M&T Bank Corp.	(2,654)	(16,206)
Group 1 Automotive, Inc.	(4,475)	(16,567)
Mattel, Inc.	(12,536)	(17,161)
Advance Auto Parts, Inc.	(1,922)	(17,241)
Semtech Corp.*	(13,121)	(18,165)
Post Properties, Inc.	(6,838)	(18,360)
Carnival Corp.	(4,578)	(18,465)
Eversource Energy	(4,269)	(18,737)
MSCI, Inc. — Class A	(3,183)	(19,276)
Urban Edge Properties	(10,183)	(19,416)
Equity Residential	(7,874)	(19,501)
Medical Properties Trust, Inc.	(19,161)	(20,941)
National Retail Properties, Inc.	(8,325)	(22,100)
Kaiser Aluminum Corp.	(3,425)	(22,169)
Balchem Corp.	(4,629)	(22,764)
Healthcare Realty Trust, Inc.	(13,618)	(23,343)
Nielsen Holdings plc	(4,462)	(23,477)
Alliant Energy Corp.	(3,755)	(24,119)
BlackRock, Inc. — Class A	(1,316)	(24,572)
UDR, Inc.	(10,102)	(24,632)
MDU Resources Group, Inc.	(18,929)	(25,045)
Woodward, Inc.	(4,450)	(27,555)
Netflix, Inc.*	(4,032)	(28,427)
Dominion Resources, Inc.	(5,735)	(29,268)
Education Realty Trust, Inc.	(10,530)	(29,996)
Garmin Ltd.	(10,014)	(31,836)
Tanger Factory Outlet Centers, Inc.	(7,930)	(32,459)
New York Community Bancorp, Inc.	(55,830)	(32,908)
Aerovironment, Inc.*	(11,593)	(32,952)
General Electric Co.	(9,701)	(33,109)
Intuit, Inc.	(4,812)	(33,407)
Welltower, Inc.	(5,472)	(35,150)
People's United Financial, Inc.	(24,250)	(35,212)
Xylem, Inc.	(5,862)	(36,136)
Omega Healthcare Investors, Inc.	(10,093)	(37,334)
South Jersey Industries, Inc.	(11,031)	(37,617)
Kilroy Realty Corp.	(5,835)	(38,019)
PulteGroup, Inc.	(17,990)	(38,077)
DreamWorks Animation SKG, Inc. — Class A*	(36,270)	(39,108)
Cooper Companies, Inc.	(1,926)	(39,250)
Simon Property Group, Inc.	(1,972)	(40,466)
McGraw Hill Financial, Inc.	(2,687)	(41,120)
Extra Space Storage, Inc.	(6,653)	(41,270)
Sealed Air Corp.	(8,720)	(41,729)
Yum! Brands, Inc.	(4,813)	(41,947)
SL Green Realty Corp.	(9,605)	(42,167)
CME Group, Inc. — Class A	(7,332)	(42,267)
Duke Realty Corp.	(17,869)	(42,874)
Headwaters, Inc.*	(12,171)	(45,010)
Vornado Realty Trust	(6,003)	(46,471)
Corporate Office Properties Trust	(13,209)	(47,154)
Air Products & Chemicals, Inc.	(4,333)	(47,219)
Five Below, Inc.*	(8,621)	(47,480)
AvalonBay Communities, Inc.	(2,480)	(48,472)
Lennar Corp. — Class A	(6,984)	(48,655)
KBR, Inc.	(29,056)	(48,705)
PPG Industries, Inc.	(3,103)	(49,338)
Mack-Cali Realty Corp.	(13,741)	(50,821)
Ingersoll-Rand plc	(4,021)	(52,987)
Itron, Inc.*	(6,433)	(54,030)
Realty Income Corp.	(10,787)	(55,249)
Sherwin-Williams Co.	(2,025)	(56,120)
American Campus Communities, Inc.	(13,959)	(57,022)
American Tower Corp. — Class A	(5,982)	(60,885)
Rayonier, Inc.	(23,154)	(62,495)
Dunkin' Brands Group, Inc.	(10,501)	(62,890)
Eagle Materials, Inc.	(3,941)	(62,906)
Essex Property Trust, Inc.	(3,210)	(67,072)
Prologis, Inc.	(14,714)	(69,843)
Ventas, Inc.	(8,488)	(71,115)
Mercury General Corp.	(7,967)	(72,775)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
ALPHA OPPORTUNITY FUND

	Shares	Unrealized Loss

Kansas City Southern	(5,579)	$(73,531)
Autodesk, Inc.*	(7,536)	(75,029)
Olin Corp.	(39,466)	(82,823)
Ashland, Inc.	(5,953)	(98,641)
FMC Corp.	(23,209)	(102,750)
Wynn Resorts Ltd.	(4,073)	(123,480)
Martin Marietta Materials, Inc.	(5,164)	(131,695)
Vulcan Materials Co.	(8,858)	(134,419)
CarMax, Inc.*	(19,202)	(135,428)
J.C. Penney Company, Inc.*	(42,725)	(149,800)
Kate Spade & Co.*	(20,280)	(155,548)
Total Custom Basket of Short Securities		(4,008,170)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2016.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return is based on the return of the custom basket of long securities +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
[4]	Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$70,879,698	$—	$—	$—	$70,879,698
Equity Swap Agreements	—	—	3,561,738	—	3,561,738
Short Term Investments	5,760,593	—	—	—	5,760,593
Total	$76,640,291	$—	$3,561,738	$—	$80,202,029

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$23,750,098	$—	$—	$—	$23,750,098
Equity Swap Agreements	—	—	4,086,030	—	4,086,030
Total	$23,750,098	$—	$4,086,030	$—	$27,836,128

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $73,721,535)	$76,640,291
Segregated cash with broker	27,166,732
Unrealized appreciation on swap agreements	3,561,738
Prepaid expenses	17,217
Cash	6,225
Receivables:
Fund shares sold	1,691,995
Securities sold	1,086,356
Dividends	74,887
Other assets	156
Total assets	110,245,597

Liabilities:
Securities sold short, at value (proceeds $23,066,701)	23,750,098
Unrealized depreciation on swap agreements	4,086,030
Payable for:
Securities purchased	128,503
Fund shares redeemed	115,579
Management fees	93,903
Swap settlement	69,781
Fund accounting/administration fees	6,245
Distribution and service fees	5,832
Transfer agent/maintenance fees	4,805
Trustees' fees*	729
Miscellaneous	67,388
Total liabilities	28,328,893
Net assets	$81,916,704

Net assets consist of:
Paid in capital	$83,593,129
Accumulated net investment loss	(222,779)
Accumulated net realized loss on investments	(3,164,713)
Net unrealized appreciation on investments	1,711,067
Net assets	$81,916,704

A-Class:
Net assets	$20,101,488
Capital shares outstanding	1,033,013
Net asset value per share	$19.46
Maximum offering price per share (Net asset value divided by 95.25%)	$20.43

C-Class:
Net assets	$1,971,457
Capital shares outstanding	113,545
Net asset value per share	$17.36

P-Class:
Net assets	$2,766,736
Capital shares outstanding	142,162
Net asset value per share	$19.46

Institutional Class:
Net assets	$57,077,023
Capital shares outstanding	2,093,766
Net asset value per share	$27.26

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

ALPHA OPPORTUNITY FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends	$566,056
Interest	701
Total investment income	566,757

Expenses:
Management fees	429,500
Transfer agent/maintenance fees:
A-Class	9,762
C-Class	1,412
P-Class	384
Institutional Class	6,042
Distribution and service fees:
A-Class	15,612
C-Class	7,133
P-Class	1,201
Fund accounting/administration fees	31,538
Short sales dividend expense	219,384
Registration fees	69,772
Prime broker interest expense	13,841
Custodian fees	9,248
Trustees’ fees*	2,225
Miscellaneous	57,692
Total expenses	874,746
Net investment loss	(307,989)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,255,788)
Swap agreements	638,863
Securities sold short	1,363,293
Net realized gain	746,368
Net change in unrealized appreciation (depreciation) on:
Investments	5,749,092
Securities sold short	(1,822,175)
Swap agreements	(439,082)
Net change in unrealized appreciation (depreciation)	3,487,835
Net realized and unrealized gain	4,234,203
Net increase in net assets resulting from operations	$3,926,214

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(307,989)	$(514,996)
Net realized gain on investments	746,368	666,067
Net change in unrealized appreciation (depreciation) on investments	3,487,835	(1,613,916)
Net increase (decrease) in net assets resulting from operations	3,926,214	(1,462,845)

Distributions to shareholders from:
Net investment income
A-Class	—	(1,982)
C-Class	—	(278)
Institutional Class	—	(297)
Total distributions to shareholders	—	(2,557)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,475,404	5,408,836
B-Class	—	235
C-Class	847,431	265,649
P-Class	2,702,456	139,796 *
Institutional Class	6,430,827	50,445,467
Distributions reinvested
A-Class	—	1,956
C-Class	—	273
Institutional Class	—	297
Cost of shares redeemed
A-Class	(1,618,930)	(2,010,069)
B-Class	—	(93)
C-Class	(169,607)	(182,978)
P-Class	(150,951)	(4,920)*
Institutional Class	(2,651,110)	(225,328)
Net increase from capital share transactions	14,865,520	53,839,121
Net increase in net assets	18,791,734	52,373,719

Net assets:
Beginning of period	63,124,970	10,751,251
End of period	$81,916,704	$63,124,970
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(222,779)	$85,210

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	495,349	288,180
C-Class	50,557	15,608
P-Class	142,667	7,535 *
Institutional Class	241,798	1,897,857
Shares issued from reinvestment of distributions
A-Class	—	103
C-Class	—	16
Institutional Class	—	11
Shares redeemed
A-Class	(86,840)	(107,421)
C-Class	(10,053)	(11,312)
P-Class	(7,771)	(269)*
Institutional Class	(103,112)	(8,239)
Net increase in shares	722,595	2,082,069

*	Since commencement of operations: May 1, 2015.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$18.39	$18.01	$16.22	$13.33	$9.82	$9.70
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.35)	(.13)	.03	(—)[c]	(.04)
Net gain (loss) on investments (realized and unrealized)	1.18	.73	1.92	2.86	3.48	.16
Payments by affiliates	—	—	—	—	.03 [e]	—
Total from investment operations	1.07	.38	1.79	2.89	3.51	.12
Less distributions from:
Net investment income	—	(—)[d]	—	—	—	—
Total distributions	—	(—)[d]	—	—	—	—
Net asset value, end of period	$19.46	$18.39	$18.01	$16.22	$13.33	$9.82

Total Return[f]	5.82%	2.13%	11.04%	21.38%	35.74%[e]	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,101	$11,485	$7,989	$7,749	$7,250	$6,708
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.88%)	(0.73%)	0.19%	(0.01%)	(0.33%)
Total expenses[h]	2.88%	3.92%	3.25%	3.99%	2.99%	3.39%
Net expenses[i,j]	2.88%	2.94%	2.12%	2.14%	2.21%	2.15%
Portfolio turnover rate	134%	124%	—	488%	707%	868%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$16.47	$16.25	$14.74	$12.21	$9.07	$9.03
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.44)	(.23)	(.07)	(.09)	(.11)
Net gain (loss) on investments (realized and unrealized)	1.05	.66	1.74	2.60	3.21	.15
Payments by affiliates	—	—	—	—	.02 [e]	—
Total from investment operations	.89	.22	1.51	2.53	3.14	.04
Less distributions from:
Net investment income	—	(—)[d]	—	—	—	—
Total distributions	—	(—)[d]	—	—	—	—
Net asset value, end of period	$17.36	$16.47	$16.25	$14.74	$12.21	$9.07

Total Return[f]	5.40%	1.38%	10.24%	20.48%	34.62%[e]	0.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,971	$1,203	$1,117	$1,206	$1,497	$1,292
Ratios to average net assets:
Net investment income (loss)	(1.91%)	(2.64%)	(1.46%)	(0.56%)	(0.76%)	(1.08%)
Total expenses[h]	3.67%	4.81%	4.11%	4.84%	3.80%	4.14%
Net expenses[i,j]	3.67%	3.68%	2.87%	2.89%	2.96%	2.90%
Portfolio turnover rate	134%	124%	—	488%	707%	868%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$18.39	$19.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.13)
Net gain (loss) on investments (realized and unrealized)	1.20	(.59)
Total from investment operations	1.07	(.72)
Net asset value, end of period	$19.46	$18.39

Total Return[f]	5.82%	(3.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,767	$134
Ratios to average net assets:
Net investment income (loss)	(1.41%)	(1.77%)
Total expenses[h]	3.28%	3.31%
Net expenses[i,j]	3.28%	2.87%
Portfolio turnover rate	134%	124%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$25.73	$25.13	$22.58	$18.52	$13.53	$13.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.40)	(.12)	.09	.04	(.01)
Net gain (loss) on investments (realized and unrealized)	1.64	1.00	2.67	3.97	4.82	.21
Payments by affiliates	—	—	—	—	.13 [e]	—
Total from investment operations	1.53	.60	2.55	4.06	4.99	.20
Less distributions from:
Net investment income	—	(—)[d]	—	—	—	—
Total distributions	—	(—)[d]	—	—	—	—
Net asset value, end of period	$27.26	$25.73	$25.13	$22.58	$18.52	$13.53

Total Return[f]	5.95%	2.41%	11.29%	21.60%	36.88%[e]	1.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,077	$50,304	$1,645	$1,740	$1,518	$1,326
Ratios to average net assets:
Net investment income (loss)	(.83%)	(1.55%)	(0.48%)	0.43%	0.24%	(0.08%)
Total expenses[h]	2.54%	2.80%	2.90%	3.67%	2.68%	3.12%
Net expenses[i,j]	2.54%	2.80%	1.87%	1.90%	1.96%	1.90%
Portfolio turnover rate	134%	124%	—	488%	707%	868%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]

For the year ended September 30, 2012, 0.30%, 0.22% and 0.96% of the Fund’s A-Class, C-Class and Institutional Class, respectively, total return consisted of a voluntary reimbursement by the Adviser for losses incurred during fund trading. Excluding this item, total return would have been 35.44%, 34.40% and 35.92% for the Fund’s A-Class, C-Class and Institutional Class, respectively.

[f]	Total return does not reflect the impact of any applicable sales charges.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Does not include expenses of the underlying funds in which the Fund invests.
[i]	Net expense information reflects the expense ratios after expense waivers.
[j]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/16	09/30/15	09/30/14	09/30/13	09/30/12	09/30/11
A-Class	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%
C-Class	2.86%	2.86%	2.86%	2.86%	2.86%	2.86%
P-Class	2.11%	2.10%	—	—	—	—
Institutional Class	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	March 31, 2016

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	June 7, 2013

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	3.3%
American International Group, Inc.	3.1%
Republic Services, Inc. — Class A	3.1%
Wells Fargo & Co.	3.0%
Johnson & Johnson	2.8%
Citigroup, Inc.	2.6%
Edison International	2.6%
Cisco Systems, Inc.	2.4%
Chevron Corp.	2.4%
Dow Chemical Co.	2.3%
Top Ten Total	27.6%

“Ten Largest Holdings” excludes any temporary cash investments.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
LARGE CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 96.6%

Financial - 25.0%
JPMorgan Chase & Co.	31,787	$1,882,425
American International Group, Inc.	32,912	1,778,893
Wells Fargo & Co.	35,209	1,702,708
Citigroup, Inc.	35,846	1,496,571
Zions Bancorporation	40,548	981,667
Allstate Corp.	13,296	895,752
MasterCard, Inc. — Class A	7,349	694,481
Assured Guaranty Ltd.	24,484	619,445
Sun Communities, Inc.	7,881	564,358
PNC Financial Services Group, Inc.	6,348	536,850
BB&T Corp.	16,038	533,584
Bank of America Corp.	35,208	476,012
Charles Schwab Corp.	13,649	382,445
Simon Property Group, Inc.	1,795	372,804
Synchrony Financial*	12,824	367,536
Equity Residential	4,532	340,036
Unum Group	9,051	279,857
KeyCorp	25,002	276,022
Total Financial		14,181,446

Consumer, Non-cyclical - 16.4%
Johnson & Johnson	14,664	1,586,644
UnitedHealth Group, Inc.	8,554	1,102,611
Pfizer, Inc.	25,702	761,807
Bunge Ltd.	12,386	701,915
Hershey Co.	7,057	649,879
HCA Holdings, Inc.*	8,260	644,693
Medtronic plc	8,583	643,725
Quest Diagnostics, Inc.	8,697	621,401
Zimmer Biomet Holdings, Inc.	5,817	620,267
Sanderson Farms, Inc.	5,985	539,727
Philip Morris International, Inc.	4,633	454,544
Mondelez International, Inc. — Class A	9,916	397,830
Henry Schein, Inc.*	2,061	355,790
United Rentals, Inc.*	3,581	222,702
Total Consumer, Non-cyclical		9,303,535

Industrial - 12.5%
Republic Services, Inc. — Class A	37,138	1,769,625
FLIR Systems, Inc.	30,200	995,090
General Electric Co.	26,811	852,322
CH Robinson Worldwide, Inc.	8,453	627,466
Huntington Ingalls Industries, Inc.	4,244	581,173
TE Connectivity Ltd.	7,254	449,168
WestRock Co.	10,855	423,671
Harris Corp.	3,800	295,868
Eaton Corporation plc	4,622	289,152
Honeywell International, Inc.	2,534	283,935
CSX Corp.	10,858	279,594
Jabil Circuit, Inc.	14,381	277,122
Total Industrial		7,124,186

Energy - 9.4%
Chevron Corp.	14,386	1,372,424
Exxon Mobil Corp.	15,608	1,304,673
Kinder Morgan, Inc.	36,145	645,550
Marathon Oil Corp.	49,723	553,914
Hess Corp.	10,503	552,983
Whiting Petroleum Corp.*	36,433	290,735
Rowan Companies plc — Class A	14,757	237,588
Oasis Petroleum, Inc.*	27,332	198,977
Superior Energy Services, Inc.	12,674	169,705
Total Energy		5,326,549

Utilities - 8.2%
Edison International	20,690	1,487,403
Public Service Enterprise Group, Inc.	21,804	1,027,841
Ameren Corp.	12,863	644,436
OGE Energy Corp.	22,213	635,958
Exelon Corp.	9,831	352,540
UGI Corp.	8,575	345,487
Duke Energy Corp.	2,116	170,719
Total Utilities		4,664,384

Consumer, Cyclical - 7.5%
CVS Health Corp.	10,563	1,095,700
Lear Corp.	7,911	879,466
Target Corp.	7,523	618,992
Wal-Mart Stores, Inc.	8,880	608,191
J.C. Penney Company, Inc.*	31,110	344,077
PVH Corp.	3,280	324,917
Goodyear Tire & Rubber Co.	8,615	284,123
AutoNation, Inc.*	2,602	121,461
Total Consumer, Cyclical		4,276,927

Technology - 7.1%
Intel Corp.	30,932	1,000,649
QUALCOMM, Inc.	18,375	939,698
Lam Research Corp.	7,312	603,971
Applied Materials, Inc.	27,914	591,219
Microsoft Corp.	10,381	573,343
Texas Instruments, Inc.	5,207	298,986
Total Technology		4,007,866

Communications - 6.2%
Cisco Systems, Inc.	48,683	1,386,005
AT&T, Inc.	20,254	793,349
DigitalGlobe, Inc.*	29,741	514,519
Scripps Networks Interactive, Inc. — Class A	7,345	481,098
Yahoo!, Inc.*	9,052	333,204
Total Communications		3,508,175

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
LARGE CAP VALUE FUND

	Shares	Value

Basic Materials - 4.3%
Dow Chemical Co.	26,117	$1,328,310
Reliance Steel & Aluminum Co.	10,315	713,695
Olin Corp.	16,753	291,000
Freeport-McMoRan, Inc.	13,123	135,692
Total Basic Materials		2,468,697

Total Common Stocks
(Cost $52,021,050)		54,861,765

SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[1]	2,183,782	2,183,782
Total Short Term Investments
(Cost $2,183,782)		2,183,782

Total Investments - 100.4%
(Cost $54,204,832)		$57,045,547
Other Assets & Liabilities, net - (0.4)%		(223,369)
Total Net Assets - 100.0%		$56,822,178

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$54,861,765	$—	$—	$54,861,765
Short Term Investments	2,183,782	—	—	2,183,782
Total	$57,045,547	$—	$—	$57,045,547

For the period ended March 31, 2016, there were no transfers between levels.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $54,204,832)	$57,045,547
Prepaid expenses	33,723
Receivables:
Dividends	70,819
Fund shares sold	6,915
Foreign taxes reclaim	1,288
Total assets	57,158,292

Liabilities:
Overdraft due to custodian bank	376
Payable for:
Securities purchased	185,693
Fund shares redeemed	50,257
Management fees	25,662
Transfer agent/maintenance fees	21,988
Direct shareholders expense	20,733
Distribution and service fees	14,021
Fund accounting/administration fees	4,480
Trustees’ fees*	3,623
Miscellaneous	9,281
Total liabilities	336,114
Net assets	$56,822,178

Net assets consist of:
Paid in capital	$53,224,084
Undistributed net investment income	514,199
Accumulated net realized gain on investments	243,180
Net unrealized appreciation on investments	2,840,715
Net assets	$56,822,178

A-Class:
Net assets	$52,699,428
Capital shares outstanding	1,377,433
Net asset value per share	$38.26
Maximum offering price per share (Net asset value divided by 95.25%)	$40.17

C-Class:
Net assets	$3,582,254
Capital shares outstanding	100,768
Net asset value per share	$35.55

P-Class:
Net assets	$512,062
Capital shares outstanding	13,400
Net asset value per share	$38.21

Institutional Class:
Net assets	$28,434
Capital shares outstanding	743
Net asset value per share	$38.27

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends	$832,064
Interest	190
Total investment income	832,254

Expenses:
Management fees	171,441
Transfer agent/maintenance fees:
A-Class	32,557
C-Class	3,980
P-Class	143
Institutional Class	203
Distribution and service fees:
A-Class	58,937
C-Class	17,805
P-Class	261
Fund accounting/administration fees	25,056
Registration fees	39,930
Line of credit fees	3,263
Trustees’ fees*	2,082
Custodian fees	73
Tax expense	6
Miscellaneous	19,941
Total expenses	375,678
Less:
Expenses waived by Adviser	(57,623)
Net expenses	318,055
Net investment income	514,199

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	346,422
Net realized gain	346,422
Net change in unrealized appreciation (depreciation) on:
Investments	2,383,509
Net change in unrealized appreciation (depreciation)	2,383,509
Net realized and unrealized gain	2,729,931
Net increase in net assets resulting from operations	$3,244,130

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$514,199	$475,990
Net realized gain on investments	346,422	8,151,325
Net change in unrealized appreciation (depreciation) on investments	2,383,509	(13,238,675)
Net increase (decrease) in net assets resulting from operations	3,244,130	(4,611,360)

Distributions to shareholders from:
Net investment income
A-Class	(433,473)	(402,108)
B-Class	—	(14,969)
C-Class	(6,564)	(10,590)
P-Class	(6,451)	— *
Institutional Class	(31,516)	(35,334)
Net realized gains
A-Class	(3,188,410)	(1,529,881)
B-Class	—	(41,043)
C-Class	(263,930)	(138,586)
P-Class	(38,749)	— *
Institutional Class	(178,457)	(102,374)
Total distributions to shareholders	(4,147,550)	(2,274,885)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,166,685	12,175,794
B-Class	—	65,624
C-Class	488,913	879,081
P-Class	3,957,241	10,000 *
Institutional Class	41,718	264,341
Distributions reinvested
A-Class	3,509,323	1,855,957
B-Class	—	55,872
C-Class	266,749	146,562
P-Class	45,199	— *
Institutional Class	209,973	137,708
Cost of shares redeemed
A-Class	(4,802,171)	(22,897,730)
B-Class	—	(1,365,292)
C-Class	(414,704)	(1,209,560)
P-Class	(3,501,789)	— *
Institutional Class	(2,457,977)	(887,546)
Net increase (decrease) from capital share transactions	6,509,160	(10,769,189)
Net increase (decrease) in net assets	5,605,740	(17,655,434)

Net assets:
Beginning of period	51,216,438	68,871,872
End of period	$56,822,178	$51,216,438
Undistributed net investment income at end of period	$514,199	$478,004

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	252,959	283,554
B-Class	—	1,656
C-Class	13,564	21,744
P-Class	103,245	229 *
Institutional Class	1,060	6,257
Shares issued from reinvestment of distributions
A-Class	92,667	43,212
B-Class	—	1,419
C-Class	7,563	3,646
P-Class	1,194	— *
Institutional Class	5,548	3,208
Shares redeemed
A-Class	(127,059)	(544,300)
B-Class	—	(34,996)
C-Class	(12,305)	(30,302)
P-Class	(91,268)	— *
Institutional Class	(70,811)	(20,632)
Net increase (decrease) in shares	176,357	(265,305)

*	Since commencement of operations: May 1, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]
Per Share Data
Net asset value, beginning of period	$39.11	$43.80	$38.28	$31.25	$24.58	$26.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.38	.36	.30	.29	.25	.16
Net gain (loss) on investments (realized and unrealized)	1.91	(3.36)	5.51	7.03	6.58	(1.54)
Total from investment operations	2.29	(3.00)	5.81	7.32	6.83	(1.38)
Less distributions from:
Net investment income	(.37)	(.35)	(.29)	(.29)	(.16)	(.12)
Net realized gains	(2.77)	(1.34)	—	—	—	—
Total distributions	(3.14)	(1.69)	(.29)	(.29)	(.16)	(.12)
Net asset value, end of period	$38.26	$39.11	$43.80	$38.28	$31.25	$24.58

Total Return[c]	5.95%	(7.19%)	15.25%	23.62%	27.90%	(5.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,699	$45,318	$60,281	$47,307	$41,173	$41,036
Ratios to average net assets:
Net investment income (loss)	1.99%	0.85%	0.72%	0.82%	0.86%	0.56%
Total expenses[d]	1.38%	1.35%	1.48%	1.48%	1.65%	1.52%
Net expenses[e]	1.17%[i]	1.16%[i]	1.17%[i]	1.15%	1.18%	1.15%
Portfolio turnover rate	32%	60%	40%	43%	16%	26%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]
Per Share Data
Net asset value, beginning of period	$36.38	$40.91	$35.86	$29.30	$23.08	$24.60
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.04	(.02)	.02	.03	(.05)
Net gain (loss) on investments (realized and unrealized)	1.79	(3.13)	5.16	6.62	6.19	(1.47)
Total from investment operations	2.01	(3.09)	5.14	6.64	6.22	(1.52)
Less distributions from:
Net investment income	(.07)	(.10)	(.09)	(.08)	—	—
Net realized gains	(2.77)	(1.34)	—	—	—	—
Total distributions	(2.84)	(1.44)	(.09)	(.08)	—	—
Net asset value, end of period	$35.55	$36.38	$40.91	$35.86	$29.30	$23.08

Total Return[c]	5.58%	(7.89%)	14.35%	22.73%	26.95%	(6.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,582	$3,345	$3,963	$3,494	$2,257	$2,013
Ratios to average net assets:
Net investment income (loss)	1.23%	0.10%	(0.04%)	0.08%	0.12%	(0.20%)
Total expenses[d]	2.22%	2.16%	2.33%	2.47%	2.45%	2.27%
Net expenses[e]	1.92%[i]	1.91%[i]	1.92%[i]	1.90%	1.93%	1.90%
Portfolio turnover rate	32%	60%	40%	43%	16%	26%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[h]
Per Share Data
Net asset value, beginning of period	$39.13	$43.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.85	.22
Net gain (loss) on investments (realized and unrealized)	1.46	(4.73)
Total from investment operations	2.31	(4.51)
Less distributions from:
Net investment income	(.46)	—
Net realized gains	(2.77)	—
Total distributions	(3.23)	—
Net asset value, end of period	$38.21	$39.13

Total Return[c]	6.03%	(10.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$512	$9
Ratios to average net assets:
Net investment income (loss)	4.41%	1.21%
Total expenses[d]	1.38%	3.29%
Net expenses[e],i	1.17%	1.16%
Portfolio turnover rate	32%	60%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[g]
Per Share Data
Net asset value, beginning of period	$39.17	$43.87	$38.32	$36.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.43	.47	.40	.13
Net gain (loss) on investments (realized and unrealized)	1.93	(3.37)	5.51	1.35
Total from investment operations	2.36	(2.90)	5.91	1.48
Less distributions from:
Net investment income	(.49)	(.46)	(.36)	—
Net realized gains	(2.77)	(1.34)	—	—
Total distributions	(3.26)	(1.80)	(.36)	—
Net asset value, end of period	$38.27	$39.17	$43.87	$38.32

Total Return[c]	6.08%	(6.97%)	15.52%	4.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28	$2,544	$3,339	$2,831
Ratios to average net assets:
Net investment income (loss)	2.21%	1.09%	0.96%	1.12%
Total expenses[d]	1.02%	0.98%	1.08%	1.12%
Net expenses[e]	0.91%[i]	0.91%[i]	0.92%[i]	0.89%
Portfolio turnover rate	32%	60%	40%	43%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Reverse share split — Per share amounts for the period presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.
[g]	Since commencement of operations: June 7, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/16	09/30/15	09/30/14
A-Class	1.15%	1.15%	1.15%
C-Class	1.90%	1.90%	1.90%
P-Class	1.15%	1.15%	—
Institutional Class	0.90%	0.90%	0.90%

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2016

MARKET NEUTRAL REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation, while limiting exposure to general stock market risk.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 26, 2016
C-Class	February 26, 2016
P-Class	February 26, 2016
Institutional Class	February 26, 2016

Ten Largest Holdings (% of Total Net Assets)
Sun Communities, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Equinix, Inc.	4.5%
Monogram Residential Trust, Inc.	4.4%
Equity Commonwealth	4.3%
Gramercy Property Trust	4.0%
Duke Realty Corp.	3.9%
American Tower Corp. — Class A	3.9%
American Assets Trust, Inc.	3.9%
Federal Realty Investment Trust	3.4%
Top Ten Total	41.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 102.9%

REITs - 100.1%
REITs-Diversified - 27.4%
Equinix, Inc.	676	$223,560
Duke Realty Corp.	8,536	192,401
American Tower Corp. — Class A	1,877	192,148
American Assets Trust, Inc.	4,784	190,977
NorthStar Realty Finance Corp.	9,467	124,207
Cousins Properties, Inc.	11,411	118,446
Retail Properties of America, Inc. — Class A	7,330	116,181
STORE Capital Corp.	4,033	104,374
NorthStar Realty Europe Corp.	7,599	88,148
Total REITs-Diversified		1,350,442

REITs-Office Property - 13.0%
Equity Commonwealth*	7,571	213,654
Gramercy Property Trust	23,211	196,133
New York REIT, Inc.	11,451	115,655
Parkway Properties, Inc.	7,323	114,678
Total REITs-Office Property		640,120

REITs-Apartments - 12.4%
Monogram Residential Trust, Inc.	21,849	215,432
American Campus Communities, Inc.	3,477	163,732
Camden Property Trust	1,481	124,537
Education Realty Trust, Inc.	2,567	106,787
Total REITs-Apartments		610,488

REITs-Warehouse/Industries - 10.0%
QTS Realty Trust, Inc. — Class A	2,865	135,744
EastGroup Properties, Inc.	2,189	132,150
CyrusOne, Inc.	2,579	117,731
First Industrial Realty Trust, Inc.	4,727	107,492
Total REITs-Warehouse/Industries		493,117

REITs-Health Care - 8.1%
Healthcare Trust of America, Inc. — Class A	5,500	161,810
Care Capital Properties, Inc.	4,938	132,536
Omega Healthcare Investors, Inc.	2,991	105,582
Total REITs-Health Care		399,928

REITs-Manufactured Homes - 7.5%
Sun Communities, Inc.	3,270	234,164
Equity LifeStyle Properties, Inc.	1,879	136,660
Total REITs-Manufactured Homes		370,824

REITs-Storage - 6.7%
Extra Space Storage, Inc.	2,455	229,445
National Storage Affiliates Trust	4,796	101,675
Total REITs-Storage		331,120

REITs-Shopping Centers - 5.9%
Federal Realty Investment Trust	1,078	168,222
Equity One, Inc.	4,248	121,748
Total REITs-Shopping Centers		289,970

REITs-Regional Malls - 5.7%
General Growth Properties, Inc.	4,822	143,358
Simon Property Group, Inc.	650	134,999
Total REITs-Regional Malls		278,357

REITs-Hotels - 3.4%
Chatham Lodging Trust	7,682	164,625
Total REITs		4,928,991

Hotels & Motels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	1,001	83,513

Investment Management/Advisory Services - 1.1%
NorthStar Asset Management Group, Inc.	4,685	53,175

Total Common Stocks
(Cost $4,709,812)		5,065,679

Total Investments - 102.9%
(Cost $4,709,812)		$5,065,679
Other Assets & Liabilities, net - (2.9)%		(144,059)
Total Net Assets - 100.0%		$4,921,620

Unrealized Loss

OTC Equity SWAP AGREEMENTS sold short ††
Morgan Stanley June 2017 Market Neutral Real Estate Short Custom Basket Swap 0.37%[1], Terminating 06/15/17 (Notional Value $5,101,512)	$(443,873)

	Shares

CUSTOM BASKET OF SHORT SECURITIES[1]
Annaly Mortgage Management	(12,975)	(706)
LTC Properties, Inc.	(2,274)	(2,002)
Lexington Realty Trust	(12,038)	(2,368)
HCP, Inc.	(3,214)	(3,180)
National Retail Properties, Inc.	(1,645)	(3,809)
Realty Income Corp.	(1,220)	(4,683)
DDR Corp.	(6,013)	(6,695)
Piedmont Office Realty	(8,984)	(8,119)
CBL & Associates Properties	(16,576)	(8,243)
Weingarten Realty Investors	(4,290)	(8,379)
WP Glimcher, Inc.	(8,990)	(8,442)
FelCor Lodging Trust, Inc.	(13,493)	(8,544)

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Unrealized Loss

Ryman Hospitality Properties	(2,251)	$(9,082)
Urban Edge Properties	(6,722)	(9,578)
Entertainment Properties Trust	(2,341)	(10,494)
Sunstone Hotel Investor,s Inc.	(11,077)	(12,122)
DuPont Fabros Technology, Inc.	(2,509)	(12,352)
UDR, INC.	(3,668)	(14,949)
Host Hotels & Resorts, Inc.	(10,553)	(14,987)
Kilroy Realty Corp.	(2,232)	(15,245)
Healthcare Realty Trust, Inc.	(8,005)	(15,782)
Lamar Advertising Co.	(3,154)	(16,203)
Liberty Property Trust	(3,410)	(16,296)
Mid-America Apartment Communities, Inc.	(1,667)	(17,882)
Douglas Emmett, Inc.	(5,781)	(18,645)
Apartment Investment & Management Co.	(3,774)	(19,886)
STAG Industrial, Inc.	(9,332)	(26,878)
Iron Mountain, Inc.	(6,440)	(27,635)
Government Properties Income Trust	(13,784)	(41,346)
iShares Dow Jones US Real Estate Index Fund	(9,886)	(56,592)
Total Custom Backet of Short Securities		(421,124)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$5,065,679	$—	$—	$—	$5,065,679

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Swap Agreements	$—	$—	$443,873	$—	$443,873

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

MARKET NEUTRAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $4,709,812)	$5,065,679
Cash	398,834
Receivables:
Securities sold	89,697
Dividends	17,031
Investment Adviser	1,134
Total assets	5,572,375

LIABILITIES:
Unrealized depreciation on swap agreements	443,873
Payable for:
Securities purchased	137,517
Swap settlement	62,126
Transfer agent/maintenance fees	80
Trustees' fees*	614
Distribution and service fees	126
Miscellaneous	6,419
Total liabilities	650,755
Net assets	$4,921,620

Net assets consist of:
Paid in capital	$5,002,011
Undistributed net investment income	30,769
Accumulated net realized loss on investments	(23,154)
Net unrealized depreciation on investments	(88,006)
Net assets	$4,921,620

A-Class:
Net assets	$100,383
Capital shares outstanding	4,082
Net asset value per share	$24.59
Maximum offering price per share (Net asset value divided by 95.25%)	$25.82

C-Class:
Net assets	$98,308
Capital shares outstanding	4,000
Net asset value per share	$24.58

P-Class:
Net assets	$98,373
Capital shares outstanding	4,000
Net asset value per share	$24.59

Institutional Class:
Net assets	$4,624,556
Capital shares outstanding	188,000
Net asset value per share	$24.60

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016**

Investment Income:
Dividends	$36,888
Interest	25
Total investment income	36,913

Expenses:
Management fees	4,755
Transfer agent/maintenance fees:
A-Class	17
C-Class	9
P-Class	6
Institutional Class	70
Distribution and service fees:
A-Class	22
C-Class	86
P-Class	22
Fund accounting/administration fees	2,192
Professional fees	1,928
Custodian fees	877
Trustees’ fees*	614
Printing expenses	614
Miscellaneous	877
Total expenses	12,089
Less:
Expenses waived by Adviser	(5,945)
Net expenses	6,144
Net investment income	30,769

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	38,972
Swap agreements	(62,126)
Net realized loss	(23,154)
Net change in unrealized appreciation (depreciation) on:
Investments	355,867
Swap agreements	(443,873)
Net change in unrealized appreciation (depreciation)	(88,006)
Net realized and unrealized loss	(111,160)
Net decrease in net assets resulting from operations	$(80,391)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: February 26, 2016

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2016[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$30,769
Net realized loss on investments	(23,154)
Net change in unrealized appreciation (depreciation) on investments	(88,006)
Net decrease in net assets resulting from operations	(80,391)

Capital share transactions:
Proceeds from sale of shares
A-Class	102,011
C-Class	100,000
P-Class	100,000
Institutional Class	4,700,000
Net increase from capital share transactions	5,002,011
Net increase in net assets	4,921,620

Net assets:
Beginning of period	—
End of period	$4,921,620
Undistributed net investment income at end of period	$30,769

Capital share activity:
Shares sold
A-Class	4,082
C-Class	4,000
P-Class	4,000
Institutional Class	188,000
Net increase in shares	200,082

[a]	Since commencement of operations: February 26, 2016

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a,b]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.15
Net gain (loss) on investments (realized and unrealized)	(.56)
Total from investment operations	(.41)
Net asset value, end of period	$24.59

Total Return[d]	(1.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100
Ratios to average net assets:
Net investment income (loss)	6.89%
Total expenses[e,f]	3.19%
Net expenses[g,h]	1.64%
Portfolio turnover rate	18%

C-Class	Period Ended March 31, 2016[a,b]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.13
Net gain (loss) on investments (realized and unrealized)	(.55)
Total from investment operations	(.42)
Net asset value, end of period	$24.58

Total Return[d]	(1.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98
Ratios to average net assets:
Net investment income (loss)	6.14%
Total expenses[e,f]	3.85%
Net expenses[g,h]	2.40%
Portfolio turnover rate	18%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a,b]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.15
Net gain (loss) on investments (realized and unrealized)	(.56)
Total from investment operations	(.41)
Net asset value, end of period	$24.59

Total Return[d]	(1.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98
Ratios to average net assets:
Net investment income (loss)	6.89%
Total expenses[e,f]	3.07%
Net expenses[g,h]	1.65%
Portfolio turnover rate	18%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a,b]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.15
Net gain (loss) on investments (realized and unrealized)	(.55)
Total from investment operations	(.40)
Net asset value, end of period	$24.60

Total Return[d]	(1.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,625
Ratios to average net assets:
Net investment income (loss)	7.15%
Total expenses[e,f]	2.76%
Net expenses[g,h]	1.39%
Portfolio turnover rate	18%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: February 26, 2016.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.
[g]	Net expense information reflects the expense ratios after expense waivers.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the period presented would be:

03/31/16
A-Class	1.64%
C-Class	2.40%
P-Class	1.65%
Institutional Class	1.39%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2016

RISK MANAGED REAL ESTATE FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 28, 2014
C-Class	March 28, 2014
P-Class	May 1, 2015
Institutional Class	March 28, 2014

Ten Largest Long Holdings (% of Total Net Assets)
Simon Property Group, Inc.	8.1%
Public Storage	5.5%
Equinix, Inc.	4.4%
Welltower, Inc.	3.8%
Extra Space Storage, Inc.	2.9%
General Growth Properties, Inc.	2.9%
Federal Realty Investment Trust	2.8%
Equity Residential	2.7%
AvalonBay Communities, Inc.	2.6%
Boston Properties, Inc.	2.6%
Top Ten Total	38.3%

“Ten Largest Long Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
RISK MANAGED REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 97.3%

REITs - 96.3%
REITs-Diversified - 16.7%
Equinix, Inc.	14,868	$4,916,997
Duke Realty Corp.	88,406	1,992,672
American Tower Corp. — Class A1	16,630	1,702,413
STORE Capital Corp.	65,490	1,694,881
NorthStar Realty Finance Corp.	119,051	1,561,949
American Assets Trust, Inc.[1]	33,296	1,329,176
Cousins Properties, Inc.	101,993	1,058,687
Crown Castle International Corp.[1]	11,979	1,036,184
Digital Realty Trust, Inc.	11,245	995,070
Vornado Realty Trust	9,933	937,973
NorthStar Realty Europe Corp.	70,539	818,252
Retail Properties of America, Inc. — Class A	46,693	740,084
Total REITs-Diversified		18,784,338

REITs-Apartments - 13.4%
Equity Residential	40,205	3,016,581
AvalonBay Communities, Inc.[1]	15,487	2,945,627
American Campus Communities, Inc.	43,634	2,054,725
Essex Property Trust, Inc.	8,574	2,005,116
Monogram Residential Trust, Inc.	194,563	1,918,391
Camden Property Trust[1]	18,846	1,584,760
Education Realty Trust, Inc.	38,026	1,581,882
Total REITs-Apartments		15,107,082

REITs-Office Property - 11.4%
Boston Properties, Inc.[1]	22,923	2,913,056
Gramercy Property Trust	256,167	2,164,611
Equity Commonwealth*	75,956	2,143,478
Highwoods Properties, Inc.	32,826	1,569,411
New York REIT, Inc.	152,367	1,538,907
Parkway Properties, Inc.	75,328	1,179,636
Alexandria Real Estate Equities, Inc.[1]	6,563	596,511
Paramount Group, Inc.	33,145	528,663
SL Green Realty Corp.	1,925	186,494
Total REITs-Office Property		12,820,767

REITs-Regional Malls - 11.2%
Simon Property Group, Inc.	43,708	9,077,715
General Growth Properties, Inc.	109,621	3,259,032
Macerich Co.	2,714	215,057
Total REITs-Regional Malls		12,551,804

REITs-Health Care - 10.8%
Welltower, Inc.	62,566	4,338,326
Ventas, Inc.	36,746	2,313,528
Healthcare Trust of America, Inc. — Class A	64,385	1,894,207
Care Capital Properties, Inc.	52,775	1,416,481
Omega Healthcare Investors, Inc.	32,619	1,151,451
HCP, Inc.	31,568	1,028,485
Total REITs-Health Care		12,142,478

REITs-Storage - 9.4%
Public Storage	22,635	6,243,413
Extra Space Storage, Inc.	35,142	3,284,371
National Storage Affiliates Trust	47,741	1,012,109
Total REITs-Storage		10,539,893

REITs-Warehouse/Industries - 9.3%
Prologis, Inc.	62,142	2,745,434
CyrusOne, Inc.	42,985	1,962,265
First Industrial Realty Trust, Inc.	68,545	1,558,713
QTS Realty Trust, Inc. — Class A	32,598	1,544,493
DCT Industrial Trust, Inc.[1]	37,010	1,460,785
EastGroup Properties, Inc.	20,260	1,223,096
Total REITs-Warehouse/Industries		10,494,786

REITs-Shopping Centers - 6.7%
Federal Realty Investment Trust	20,326	3,171,871
Kimco Realty Corp.	61,488	1,769,625
Regency Centers Corp.	19,256	1,441,312
Equity One, Inc.	40,401	1,157,893
Total REITs-Shopping Centers		7,540,701

REITs-Manufactured Homes - 3.7%
Sun Communities, Inc.	32,114	2,299,683
Equity LifeStyle Properties, Inc.	25,590	1,861,161
Total REITs-Manufactured Homes		4,160,844

REITs-Hotels - 1.9%
Chatham Lodging Trust	64,261	1,377,113
Summit Hotel Properties, Inc.	62,881	752,686
Host Hotels & Resorts, Inc.	2,724	45,491
Total REITs-Hotels		2,175,290

REITs-Single Tenant - 1.8%
Realty Income Corp.	18,111	1,132,118
Spirit Realty Capital, Inc.	75,716	851,805
Total REITs-Single Tenant		1,983,923
Total REITs		108,301,906

HOTELS & MOTELS – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	8,813	735,269

Investment Management/Advisory Services - 0.3%
NorthStar Asset Management Group, Inc.	34,205	388,227

Total Common Stocks
(Cost $100,206,114)		109,425,402

SHORT TERM INVESTMENTS† - 4.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[2]	5,434,202	5,434,202
Total Short Term Investments
(Cost $5,434,202)		5,434,202

Total Investments - 102.1%
(Cost $105,640,316)		$114,859,604

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
RISK MANAGED REAL ESTATE FUND

	Shares	Value

COMMON STOCKS SOLD SHORT† - (7.6)%

REITs - 7.6%
REITs-Single Tenant – (0.2%)
National Retail Properties, Inc.	(3,662)	$(169,184)

REITs-Mortgage – (0.3)%
Annaly Capital Management, Inc.	(27,776)	(284,982)

REITs-Storage – (0.4)%
Iron Mountain, Inc.	(13,169)	(446,561)

REITs-Regional Malls – (0.5)%
WP GLIMCHER, Inc.	(18,187)	(172,595)
CBL & Associates Properties, Inc.	(37,178)	(442,418)
Total REITs-Regional Malls		(615,013)

REITs-Health Care – (0.7)%
LTC Properties, Inc.	(5,065)	(229,141)
Healthcare Realty Trust, Inc.	(16,742)	(517,160)
Total REITs-Health Care		(746,301)

REITs-Hotels – (0.7)%
FelCor Lodging Trust, Inc.	(28,164)	(228,692)
Ryman Hospitality Properties, Inc.	(4,547)	(234,080)
Sunstone Hotel Investors, Inc.	(24,147)	(338,058)
Total REITs-Hotels		(800,830)

REITs-Shopping Centers – (0.8)%
DDR Corp.	(12,753)	(226,876)
Weingarten Realty Investors	(9,195)	(344,996)
Urban Edge Properties	(14,343)	(370,623)
Total REITs-Shopping Centers		(942,495)

REITs-Apartments – (0.9)%
UDR, Inc.	(7,488)	(288,513)
Apartment Investment & Management Co. — Class A1	(7,587)	(317,288)
Mid-America Apartment Communities, Inc.	(3,445)	(352,113)
Total REITs-Apartments		(957,914)

REITs-Office Property – (1.4)%
Kilroy Realty Corp.	(4,925)	(304,710)
Douglas Emmett, Inc.	(11,518)	(346,807)
Piedmont Office Realty Trust, Inc. — Class A	(19,837)	(402,889)
Government Properties Income Trust	(27,643)	(493,428)
Total REITs-Office Property		(1,547,834)

REITs-Diversified – (1.6)%
DuPont Fabros Technology, Inc.	(5,287)	(214,282)
Liberty Property Trust	(6,695)	(224,015)
Lexington Realty Trust	(26,804)	(230,514)
EPR Properties	(5,220)	(347,756)
STAG Industrial, Inc.	(18,457)	(375,785)
Lamar Advertising Co. — Class A	(6,580)	(404,670)
Total REITs-Diversified		(1,797,022)
Total REITs		(8,308,136)

Total Common Stocks Sold Short
(Cost $(7,789,017))		(8,308,136)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (1.6)%
iShares U.S. Real Estate ETF	22,434	(1,746,711)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,629,907)		(1,746,711)
Total Securities Sold Short- (9.1)%
(Proceeds $9,418,924)		$(10,054,847)
Other Assets & Liabilities, net - 7.0%		7,887,910
Total Net Assets - 100.0%		$112,692,667

Unrealized Gain (Loss)

OTC Equity SWAP AGREEMENTS ††
Morgan Stanley June 2017 Risk Managed Real Estate Long Custom Basket Swap 0.43%[3], Terminating 06/15/17 (Notional Value $31,809,187)	$2,233,020

OTC Equity SWAP AGREEMENTS SOLD SHORT ††
Morgan Stanley June 2017 Risk Managed Real Estate Short Custom Basket Swap 0.37%[4], Terminating 06/15/17 (Notional Value $32,350,750)	$(2,743,963)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
RISK MANAGED REAL ESTATE FUND

	Shares	Unrealized Gain (Loss)

CUSTOM BASKET OF LONG SECURITIES[3]
Equinix, Inc.	4,061	$232,076
Equity LifeStyle Properties, Inc.	11,826	192,946
Gramercy Property Trust	146,196	178,375
Duke Realty Corp.	53,462	167,418
Federal Realty Investment Trust	6,826	158,448
Extra Space Storage, Inc.	15,426	146,308
Sun Communities, Inc.	20,704	137,939
Equity One, Inc.	26,975	107,932
General Growth Properties, Inc.	29,959	106,173
National Storage Affiliates Trust	19,975	101,650
American Campus Communities, Inc.	21,782	100,624
CyrusOne, Inc.	16,271	97,893
American Tower Corp. — Class A	11,839	95,576
Simon Property Group, Inc.	3,881	91,625
Education Realty Trust, Inc.	16,007	89,855
Starwood Hotels & Resorts Worldwide, Inc.	6,022	82,992
Camden Property Trust	9,086	79,405
Cousins Properties, Inc.	70,447	78,232
Retail Properties of America, Inc. — Class A	45,420	77,382
Monogram Residential Trust, Inc.	138,474	73,860
Equity Commonwealth*	48,006	54,808
NorthStar Realty Europe Corp.	47,607	31,685
EastGroup Properties, Inc.	13,707	29,839
STORE Capital Corp.	24,979	27,812
Healthcare Trust of America, Inc. — Class A	34,034	25,815
QTS Realty Trust, Inc. — Class A	17,331	22,500
American Assets Trust, Inc.	30,318	6,579
Omega Healthcare Investors, Inc.	18,664	4,074
Chatham Lodging Trust	47,655	1,606
First Industrial Realty Trust, Inc.	28,202	(3,023)
New York REIT, Inc.	71,466	(6,403)
Parkway Properties, Inc.	45,690	(33,220)
NorthStar Asset Management Group, Inc.	28,985	(66,306)
Care Capital Properties, Inc.	30,643	(130,883)
NorthStar Realty Finance Corp.	58,184	(235,378)
Total Custom Basket of Long Securities		2,126,214

CUSTOM BASKET OF SHORT SECURITIES[4]
CBL & Associates Properties, Inc.	(107,729)	222,816
WP GLIMCHER, Inc.	(52,561)	136,359
Host Hotels & Resorts, Inc.	(65,864)	65,247
Ryman Hospitality Properties, Inc.	(14,039)	27,422
Kilroy Realty Corp.	(14,741)	4,658
Lexington Realty Trust	(77,682)	(15,280)
Douglas Emmett, Inc.	(35,561)	(19,178)
HCP, Inc.	(20,718)	(20,496)
Liberty Property Trust	(20,669)	(31,441)
Annaly Capital Management, Inc.	(83,566)	(37,870)
LTC Properties, Inc.	(14,678)	(50,619)
Piedmont Office Realty Trust, Inc. — Class A	(58,380)	(52,758)
DDR Corp.	(37,518)	(56,386)
National Retail Properties, Inc.	(10,612)	(58,050)
Weingarten Realty Investors	(26,947)	(65,177)
Realty Income Corp.	(7,872)	(74,804)
FelCor Lodging Trust, Inc.	(84,134)	(91,549)
Apartment Investment & Management Co. — Class A	(23,104)	(93,374)
STAG Industrial, Inc.	(56,984)	(94,848)
Lamar Advertising Co. — Class A	(19,739)	(98,239)
UDR, Inc.	(22,319)	(109,668)
EPR Properties	(15,128)	(175,868)
Iron Mountain, Inc.	(40,656)	(176,167)
Urban Edge Properties	(42,196)	(180,124)
Sunstone Hotel Investors, Inc.	(72,873)	(192,973)
Government Properties Income Trust	(85,345)	(193,847)
DuPont Fabros Technology, Inc.	(16,205)	(200,970)
Mid-America Apartment Communities, Inc.	(10,272)	(217,284)
Healthcare Realty Trust, Inc.	(49,850)	(346,329)
iShares U.S. Real Estate ETF	(65,075)	(402,444)
Total Custom Basket of Short Securities		(2,599,239)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2016.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return is based on the return of the custom basket of long securities +/ - financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
[4]	Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
RISK MANAGED REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$109,425,402	$—	$—	$—	$109,425,402
Short Term Investments	5,434,202	—	—	—	5,434,202
Equity Swap Agreements	—	—	2,233,020	—	2,233,020
Total	$114,859,604	$—	$2,233,020	$—	$117,092,624

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$8,308,136	$—	$—	$—	$8,308,136
Exchange-Traded Funds	1,746,711	—	—	—	1,746,711
Equity Swap Agreements	—	—	2,743,963	—	2,743,963
Total	$10,054,847	$—	$2,743,963	$—	$12,798,810

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $105,640,316)	$114,859,604
Segregated cash with broker	9,796,869
Unrealized appreciation on swap agreements	2,233,020
Prepaid expenses	34,395
Receivables:
Securities sold	1,041,634
Dividends	264,111
Swap settlement	186,061
Other assets	3
Total assets	128,415,697

Liabilities:
Securities sold short, at value (proceeds $9,418,924)	10,054,847
Unrealized depreciation on swap agreements	2,743,963
Overdraft due to custodian bank	710,032
Payable for:
Securities purchased	2,017,430
Management fees	64,937
Fund accounting/administration fees	8,738
Transfer agent/maintenance fees	4,451
Trustees' fees*	2,610
Distribution and service fees	331
Fund shares redeemed	216
Miscellaneous	115,475
Total liabilities	15,723,030
Net assets	$112,692,667

Net assets consist of:
Paid in capital	$109,574,885
Accumulated net investment loss	(134,331)
Accumulated net realized loss on investments	(4,820,309)
Net unrealized appreciation on investments	8,072,422
Net assets	$112,692,667

A-Class:
Net assets	$503,704
Capital shares outstanding	18,127
Net asset value per share	$27.79
Maximum offering price per share (Net asset value divided by 95.25%)	$29.18

C-Class:
Net assets	$265,680
Capital shares outstanding	9,590
Net asset value per share	$27.70

P-Class:
Net assets	$44,170
Capital shares outstanding	1,582
Net asset value per share	$27.92

Institutional Class:
Net assets	$111,879,113
Capital shares outstanding	3,985,327
Net asset value per share	$28.07

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends	$1,184,062
Interest	182
Total investment income	1,184,244

Expenses:
Management fees	404,249
Transfer agent/maintenance fees:
A-Class	1,786
C-Class	1,053
P-Class	46
Institutional Class	11,736
Distribution and service fees:
A-Class	646
C-Class	1,166
P-Class	46
Fund accounting/administration fees	51,204
Short sales dividend expense	253,770
Registration fees	49,544
Prime broker interest expense	14,159
Custodian fees	10,510
Line of credit fees	6,270
Trustees’ fees*	4,998
Miscellaneous	23,620
Total expenses	834,803
Less:
Expenses waived by Adviser	(4,160)
Net expenses	830,643
Net investment income	353,601

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$23,965
Swap agreements	(462,543)
Securities sold short	144,097
Net realized loss	(294,481)
Net change in unrealized appreciation (depreciation) on:
Investments	12,104,353
Securities sold short	(1,280,730)
Swap agreements	(337,039)
Net change in unrealized appreciation (depreciation)	10,486,584
Net realized and unrealized gain	10,192,103
Net increase in net assets resulting from operations	$10,545,704

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$353,601	$(400,544)
Net realized gain (loss) on investments	(294,481)	13,509,189
Net change in unrealized appreciation (depreciation) on investments	10,486,584	(934,660)
Net increase in net assets resulting from operations	10,545,704	12,173,985

Distributions to shareholders from:
Net investment income
A-Class	(12,079)	(2,130)
C-Class	(6,326)	—
P-Class	(1,032)	— *
Institutional Class	(3,147,751)	(110,810)
Net realized gains
A-Class	(43,834)	(5,715)
C-Class	(32,752)	(362)
P-Class	(4,335)	— *
Institutional Class	(13,211,585)	(534,120)
Total distributions to shareholders	(16,459,694)	(653,137)

Capital share transactions:
Proceeds from sale of shares
A-Class	482,738	1,724,691
C-Class	199,775	205,333
P-Class	15,119	30,035 *
Institutional Class	3,253,082	2,482,274
Distributions reinvested
A-Class	51,563	6,954
C-Class	38,858	362
P-Class	5,367	— *
Institutional Class	12,495,556	488,786
Cost of shares redeemed
A-Class	(381,907)	(1,496,971)
C-Class	(46,230)	(164,753)
P-Class	(4,729)	— *
Institutional Class	(3,874,957)	(12,576,840)
Net increase (decrease) from capital share transactions	12,234,235	(9,300,129)
Net increase in net assets	6,320,245	2,220,719

Net assets:
Beginning of period	106,372,422	104,151,703
End of period	$112,692,667	$106,372,422
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(134,331)	$2,679,256

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	16,512	56,206
C-Class	6,730	6,656
P-Class	559	999 *
Institutional Class	121,443	79,259
Shares issued from reinvestment of distributions
A-Class	1,918	229
C-Class	1,451	12
P-Class	199	— *
Institutional Class	459,551	16,219
Shares redeemed
A-Class	(12,582)	(48,126)
C-Class	(1,813)	(5,377)
P-Class	(175)	— *
Institutional Class	(136,287)	(406,035)
Net increase (decrease) in shares	457,506	(299,958)

*	Since commencement of operations: May 1, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$29.77	$26.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.05	(.21)	.02
Net gain (loss) on investments (realized and unrealized)	2.76	3.18	2.06
Total from investment operations	2.81	2.97	2.08
Less distributions from:
Net investment income	(.98)	(.05)	(.09)
Net realized gains	(3.81)	(.14)	—
Total distributions	(4.79)	(.19)	(.09)
Net asset value, end of period	$27.79	$29.77	$26.99

Total Return[d]	10.05%	10.97%	8.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$504	$366	$107
Ratios to average net assets:
Net investment income (loss)	0.37%	(0.67%)	0.16%
Total expenses[e]	2.47%	3.41%	4.22%[h]
Net expenses[f,i]	1.81%	3.04%	3.32%
Portfolio turnover rate	109%	214%	57%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$29.56	$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.03)	(.43)	(.23)
Net gain (loss) on investments (realized and unrealized)	2.71	3.18	2.19
Total from investment operations	2.68	2.75	1.96
Less distributions from:
Net investment income	(.73)	—	(.01)
Net realized gains	(3.81)	(.14)	—
Total distributions	(4.54)	(.14)	(.01)
Net asset value, end of period	$27.70	$29.56	$26.95

Total Return[d]	9.62%	10.20%	7.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$266	$95	$52
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(1.42%)	(1.60%)
Total expenses[e]	3.42%	5.76%	9.33%[h]
Net expenses[f,i]	2.54%	3.76%	2.67%
Portfolio turnover rate	109%	214%	57%

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$29.77	$30.89
Income (loss) from investment operations:
Net investment income (loss)[c]	.09	.04
Net gain (loss) on investments (realized and unrealized)	2.72	(1.16)
Total from investment operations	2.81	(1.12)
Less distributions from:
Net investment income	(.85)	—
Net realized gains	(3.81)	—
Total distributions	(4.66)	—
Net asset value, end of period	$27.92	$29.77

Total Return[d]	10.05%	(3.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44	$30
Ratios to average net assets:
Net investment income (loss)	0.66%	0.30%
Total expenses[e]	2.02%	4.04%[h]
Net expenses[f,i]	1.78%	2.94%
Portfolio turnover rate	109%	214%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$29.90	$27.00	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.09	(.11)	.02
Net gain (loss) on investments (realized and unrealized)	2.78	3.18	2.09
Total from investment operations	2.87	3.07	2.11
Less distributions from:
Net investment income	(.89)	(.03)	(.11)
Net realized gains	(3.81)	(.14)	—
Total distributions	(4.70)	(.17)	(.11)
Net asset value, end of period	$28.07	$29.90	$27.00

Total Return[d]	10.20%	11.36%	8.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$111,879	$105,882	$103,993
Ratios to average net assets:
Net investment income (loss)	0.66%	(0.35%)	0.11%
Total expenses[e]	1.54%	2.70%	2.69%[h]
Net expenses[f,i]	1.54%	2.70%	2.58%
Portfolio turnover rate	109%	214%	57%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 28, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.
[i]

Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/16	09/30/15	09/30/14
A-Class	1.30%	1.30%	1.30%
C-Class	2.03%	2.05%	2.05%
P-Class	1.27%	1.30%	—
Institutional Class	1.03%	0.99%	1.10%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2016

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
P-Class	May 1, 2015
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
CubeSmart	3.2%
Laclede Group, Inc.	2.8%
Emergent BioSolutions, Inc.	2.7%
FLIR Systems, Inc.	2.4%
Berkshire Hills Bancorp, Inc.	2.4%
Apartment Investment & Management Co. — Class A	2.3%
Navigators Group, Inc.	2.2%
Black Hills Corp.	2.0%
Camden Property Trust	2.0%
Sun Communities, Inc.	1.9%
Top Ten Total	23.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
SMALL CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 98.2%

Financial - 34.5%
CubeSmart	17,502	$582,817
Berkshire Hills Bancorp, Inc.	16,305	438,441
Apartment Investment & Management Co. — Class A	10,302	430,829
Navigators Group, Inc.*	4,908	411,634
Camden Property Trust	4,303	361,839
Sun Communities, Inc.	4,882	349,600
Hanover Insurance Group, Inc.	3,560	321,183
Zions Bancorporation	11,697	283,184
Fulton Financial Corp.	20,015	267,801
Trustmark Corp.	11,602	267,194
Cathay General Bancorp	9,350	264,886
Endurance Specialty Holdings Ltd.	4,041	264,039
1st Source Corp.	8,171	260,165
Corrections Corporation of America	7,997	256,304
Argo Group International Holdings Ltd.	4,126	236,791
Wintrust Financial Corp.	4,747	210,482
BancorpSouth, Inc.	8,494	181,007
Horace Mann Educators Corp.	5,460	173,027
Parkway Properties, Inc.	8,706	136,336
Hanmi Financial Corp.	6,122	134,807
TriCo Bancshares	5,304	134,297
Prosperity Bancshares, Inc.	2,870	133,139
Lexington Realty Trust	11,180	96,148
Equity Commonwealth*	3,241	91,461
Umpqua Holdings Corp.	3,150	49,959
Monogram Residential Trust, Inc.	4,460	43,976
Total Financial		6,381,346

Consumer, Non-cyclical - 13.6%
Emergent BioSolutions, Inc.*	13,735	499,266
Invacare Corp.	15,923	209,706
Sanderson Farms, Inc.	1,944	175,310
Darling Ingredients, Inc.*	12,989	171,065
Navigant Consulting, Inc.*	9,940	157,151
Surgical Care Affiliates, Inc.*	3,069	142,033
Premier, Inc. — Class A*	4,030	134,441
ICU Medical, Inc.*	1,225	127,523
HealthSouth Corp.	3,050	114,772
Patterson Companies, Inc.	2,050	95,387
Kindred Healthcare, Inc.	7,574	93,539
Carriage Services, Inc. — Class A	4,310	93,139
WEX, Inc.*	1,107	92,280
FTI Consulting, Inc.*	2,544	90,337
Everi Holdings, Inc.*	38,569	88,323
United Rentals, Inc.*	1,155	71,829
Universal Corp.	1,145	65,047
Community Health Systems, Inc.*	2,809	51,995
ICF International, Inc.*	1,391	47,809
Total Consumer, Non-cyclical		2,520,952

Industrial - 13.6%
FLIR Systems, Inc.	13,563	446,901
Marten Transport Ltd.	11,600	217,151
Benchmark Electronics, Inc.*	8,900	205,145
Knight Transportation, Inc.	7,210	188,542
Oshkosh Corp.	4,441	181,504
Ryder System, Inc.	2,643	171,214
Argan, Inc.	4,250	149,430
Werner Enterprises, Inc.	5,298	143,894
Scorpio Tankers, Inc.	22,984	133,997
Gentex Corp.	8,126	127,497
Kirby Corp.*	1,697	102,312
Celadon Group, Inc.	9,380	98,302
Colfax Corp.*	3,264	93,318
ITT Corp.	2,480	91,487
LMI Aerospace, Inc.*	8,686	73,918
Terex Corp.	1,823	45,356
Rand Logistics, Inc.*	34,819	33,078
Total Industrial		2,503,046

Consumer, Cyclical - 10.5%
International Speedway Corp. — Class A	8,456	312,111
J.C. Penney Company, Inc.*	25,027	276,799
Century Communities, Inc.*	10,190	173,943
Essendant, Inc.	4,854	154,987
La-Z-Boy, Inc.	5,790	154,825
UniFirst Corp.	1,300	141,856
Tuesday Morning Corp.*	14,740	120,573
ScanSource, Inc.*	2,820	113,872
WESCO International, Inc.*	1,919	104,912
CalAtlantic Group, Inc.	2,819	94,211
Caleres, Inc.	3,326	94,093
Unifi, Inc.*	3,498	80,139
Sonic Automotive, Inc. — Class A	2,990	55,255
Tenneco, Inc.*	1,026	52,849
Total Consumer, Cyclical		1,930,425

Technology - 9.4%
Maxwell Technologies, Inc.*	48,100	285,713
Silicon Graphics International Corp.*	40,028	284,999
ManTech International Corp. — Class A	7,705	246,483
Mercury Systems, Inc.*	8,690	176,407
IXYS Corp.	14,972	167,986
Cree, Inc.*	4,910	142,881
Super Micro Computer, Inc.*	3,970	135,298
Brooks Automation, Inc.	11,160	116,064
Photronics, Inc.*	8,405	87,496
Diebold, Inc.	1,726	49,899
MKS Instruments, Inc.	1,240	46,686
Total Technology		1,739,912

Utilities - 8.7%
Laclede Group, Inc.	7,769	526,350
Black Hills Corp.	6,030	362,584

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
SMALL CAP VALUE FUND

	Shares	Value

Avista Corp.	7,683	$313,313
Portland General Electric Co.	7,660	302,493
ALLETE, Inc.	1,800	100,926
Total Utilities		1,605,666

Basic Materials - 3.8%
Calgon Carbon Corp.	14,000	196,281
Reliance Steel & Aluminum Co.	2,412	166,886
Stillwater Mining Co.*	8,511	90,642
Olin Corp.	5,027	87,319
Landec Corp.*	7,636	80,178
Luxfer Holdings plc ADR	7,099	75,320
Total Basic Materials		696,626

Communications - 2.6%
DigitalGlobe, Inc.*	14,908	257,908
Finisar Corp.*	12,440	226,906
Total Communications		484,814

Energy - 1.5%
Rowan Companies plc — Class A	7,640	123,004
Oasis Petroleum, Inc.*	15,580	113,423
Sanchez Energy Corp.*	6,288	34,521
Total Energy		270,948

Total Common Stocks
(Cost $17,554,903)		18,133,735

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1	6,250	13
Total Convertible Preferred Stocks
(Cost $5,968)		13

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[2]	313,627	313,627
Total Short Term Investments
(Cost $313,627)		313,627

Total Investments - 99.9%
(Cost $17,874,498)		$18,447,375
Other Assets & Liabilities, net - 0.1%		27,452
Total Net Assets - 100.0%		$18,474,827

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of March 31, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$18,133,735	$—	$—	$18,133,735
Convertible Preferred Stocks	—	—	13	13
Short Term Investments	313,627	—	—	313,627
Total	$18,447,362	$—	$13	$18,447,375

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $17,874,498)	$18,447,375
Prepaid expenses	7,918
Receivables:
Securities sold	40,821
Dividends	28,697
Fund shares sold	13,106
Total assets	18,537,917

Liabilities:
Payable for:
Fund shares redeemed	30,133
Distribution and service fees	6,915
Management fees	6,334
Transfer agent/maintenance fees	5,490
Direct shareholders expense	3,395
Legal fees	3,292
Fund accounting/administration fees	1,437
Trustees’ fees*	659
Miscellaneous	5,435
Total liabilities	63,090
Net assets	$18,474,827

Net assets consist of:
Paid in capital	$18,539,056
Accumulated net investment loss	(20,327)
Accumulated net realized loss on investments	(616,779)
Net unrealized appreciation on investments	572,877
Net assets	$18,474,827

A-Class:
Net assets	$12,835,981
Capital shares outstanding	1,008,759
Net asset value per share	$12.72
Maximum offering price per share (Net asset value divided by 95.25%)	$13.35

C-Class:
Net assets	$5,221,711
Capital shares outstanding	442,705
Net asset value per share	$11.80

P-Class:
Net assets	$10,157
Capital shares outstanding	798
Net asset value per share	$12.73

Institutional Class:
Net assets	$406,978
Capital shares outstanding	34,748
Net asset value per share	$11.71

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends (net of foreign withholding tax of $182)	$125,622
Interest	47
Total investment income	125,669

Expenses:
Management fees	89,940
Transfer agent/maintenance fees:
A-Class	15,272
C-Class	6,098
P-Class	28
Institutional Class	473
Distribution and service fees:
A-Class	15,571
C-Class	25,251
P-Class	12
Fund accounting/administration fees	8,544
Registration fees	51,468
Custodian fees	2,363
Line of credit fees	1,302
Trustees’ fees*	920
Miscellaneous	21,848
Total expenses	239,090
Less:
Expenses waived by Adviser	(102,474)
Net expenses	136,616
Net investment loss	(10,947)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(477,196)
Net realized loss	(477,196)
Net change in unrealized appreciation (depreciation) on:
Investments	1,781,515
Net change in unrealized appreciation (depreciation)	1,781,515
Net realized and unrealized gain	1,304,319
Net increase in net assets resulting from operations	$1,293,372

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,947)	$(21,279)
Net realized gain (loss) on investments	(477,196)	2,580,686
Net change in unrealized appreciation (depreciation) on investments	1,781,515	(3,368,440)
Net increase (decrease) in net assets resulting from operations	1,293,372	(809,033)

Distributions to shareholders from:
Net investment income
A-Class	—	(85,715)
Institutional Class	—	(60,526)
Net realized gains
A-Class	(955,328)	(3,174,844)
C-Class	(396,113)	(1,734,594)
P-Class	(707)	— *
Institutional Class	(41,348)	(145,234)
Total distributions to shareholders	(1,393,496)	(5,200,913)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,516,458	4,411,252
C-Class	644,807	563,350
P-Class	425	10,100 *
Institutional Class	238,319	415,494
Distributions reinvested
A-Class	939,682	3,225,514
C-Class	387,206	1,687,462
P-Class	707	— *
Institutional Class	31,740	119,479
Cost of shares redeemed
A-Class	(2,444,138)	(8,280,585)
C-Class	(940,543)	(3,649,333)
P-Class	—	— *
Institutional Class	(306,725)	(608,113)
Net increase (decrease) from capital share transactions	67,938	(2,105,380)
Net decrease in net assets	(32,186)	(8,115,326)

Net assets:
Beginning of period	18,507,013	26,622,339
End of period	$18,474,827	$18,507,013
Accumulated net investment loss at end of period	$(20,327)	$(9,380)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	120,178	298,616
C-Class	56,550	41,676
P-Class	36	706 *
Institutional Class	20,797	31,665
Shares issued from reinvestment of distributions
A-Class	74,756	230,223
C-Class	33,151	127,935
P-Class	56	— *
Institutional Class	2,743	9,233
Shares redeemed
A-Class	(193,257)	(552,933)
C-Class	(79,774)	(271,052)
Institutional Class	(27,608)	(46,285)
Net increase (decrease) in shares	7,628	(130,216)

*	Since commencement of operations: May 1, 2015.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$12.78	$16.82	$17.81	$15.04	$11.66	$14.35
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.02	(.03)	(—)[c]	(.03)	(.07)
Net gain (loss) on investments (realized and unrealized)	.92	(.60)	.26	4.05	3.73	(.63)
Total from investment operations	.93	(.58)	.23	4.05	3.70	(.70)
Less distributions from:
Net investment income	—	(.09)	(.03)	(.01)	—	—
Net realized gains	(.99)	(3.37)	(1.19)	(1.27)	(.32)	(1.99)
Total distributions	(.99)	(3.46)	(1.22)	(1.28)	(.32)	(1.99)
Net asset value, end of period	$12.72	$12.78	$16.82	$17.81	$15.04	$11.66

Total Return[d]	7.38%	(5.23%)	1.07%	29.39%	32.19%	(7.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,836	$12,866	$17,342	$16,487	$12,294	$7,592
Ratios to average net assets:
Net investment income (loss)	0.08%	0.13%	(0.14%)	(0.02%)	(0.24%)	(0.52%)
Total expenses	2.46%	1.99%	1.85%	1.91%	2.14%	2.33%
Net expenses[e]	1.32%[g]	1.32%[g]	1.32%[g]	1.30%	1.30%	1.30%
Portfolio turnover rate	31%	62%	45%	34%	62%	70%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$11.95	$15.96	$17.05	$14.54	$11.36	$14.13
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.09)	(.15)	(.12)	(.14)	(.18)
Net gain (loss) on investments (realized and unrealized)	.88	(.55)	.25	3.90	3.64	(.60)
Total from investment operations	.84	(.64)	.10	3.78	3.50	(.78)
Less distributions from:
Net realized gains	(.99)	(3.37)	(1.19)	(1.27)	(.32)	(1.99)
Total distributions	(.99)	(3.37)	(1.19)	(1.27)	(.32)	(1.99)
Net asset value, end of period	$11.80	$11.95	$15.96	$17.05	$14.54	$11.36

Total Return[d]	7.12%	(5.97%)	0.30%	28.34%	31.35%	(8.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,222	$5,173	$8,527	$5,885	$3,026	$2,305
Ratios to average net assets:
Net investment income (loss)	(0.67%)	(0.65%)	(0.87%)	(0.75%)	(1.00%)	(1.26%)
Total expenses	3.20%	2.72%	2.51%	2.58%	2.70%	3.07%
Net expenses[e]	2.07%[g]	2.08%[g]	2.07%[g]	2.05%	2.05%	2.05%
Portfolio turnover rate	31%	62%	45%	34%	62%	70%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$12.77	$14.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.04
Net gain (loss) on investments (realized and unrealized)	.94	(1.60)
Total from investment operations	.95	(1.56)
Less distributions from:
Net realized gains	(.99)	—
Total distributions	(.99)	—
Net asset value, end of period	$12.73	$12.77

Total Return[d]	7.46%	(10.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10	$9
Ratios to average net assets:
Net investment income (loss)	0.11%	0.60%
Total expenses	2.81%	4.04%
Net expenses[e,g]	1.32%	1.31%
Portfolio turnover rate	31%	62%

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$11.82	$17.04	$18.04	$15.21	$11.76	$14.43
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.05	.01	.04	— [c]	(.04)
Net gain (loss) on investments (realized and unrealized)	.86	(.49)	.25	4.10	3.77	(.64)
Total from investment operations	.88	(.44)	.26	4.14	3.77	(.68)
Less distributions from:
Net investment income	—	(1.41)	(.07)	(.04)	—	—
Net realized gains	(.99)	(3.37)	(1.19)	(1.27)	(.32)	(1.99)
Total distributions	(.99)	(4.78)	(1.26)	(1.31)	(.32)	(1.99)
Net asset value, end of period	$11.71	$11.82	$17.04	$18.04	$15.21	$11.76

Total Return[d]	7.55%	(5.01%)	1.21%	29.74%	32.51%	(7.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$407	$459	$753	$22,315	$18,591	$638
Ratios to average net assets:
Net investment income (loss)	0.27%	0.33%	0.05%	0.23%	0.02%	(0.30%)
Total expenses	2.20%	1.70%	1.33%	1.34%	1.44%	2.09%
Net expenses[e]	1.07%[g]	1.07%[g]	1.07%[g]	1.05%	1.05%	1.05%
Portfolio turnover rate	31%	62%	45%	34%	62%	70%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operation expense ratios for the periods presented would be:

	03/31/16	09/30/15	09/30/14
A-Class	1.30%	1.30%	1.30%
C-Class	2.05%	2.05%	2.05%
P-Class	1.30%	1.30%	—
Institutional Class	1.05%	1.05%	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	March 31, 2016

STYLEPLUS—LARGE CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	September 10, 1962
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	35.1%
Guggenheim Strategy Fund II	25.1%
Guggenheim Strategy Fund I	11.0%
Guggenheim Limited Duration Fund - Institutional Class	8.2%
Apple, Inc.	0.7%
General Electric Co.	0.5%
Procter & Gamble Co.	0.4%
JPMorgan Chase & Co.	0.4%
PepsiCo, Inc.	0.3%
Cisco Systems, Inc.	0.3%
Top Ten Total	82.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
STYLEPLUS—LARGE CORE FUND

	Shares	Value

COMMON STOCKS† - 16.6%

Consumer, Non-cyclical - 4.9%
Procter & Gamble Co.	8,627	$710,088
PepsiCo, Inc.	5,687	582,804
Merck & Company, Inc.	10,811	572,009
Gilead Sciences, Inc.	5,945	546,108
UnitedHealth Group, Inc.	4,200	541,380
Medtronic plc	6,776	508,200
Amgen, Inc.	3,369	505,114
AbbVie, Inc.	8,371	478,152
Danaher Corp.	4,438	420,989
Biogen, Inc.*	1,515	394,385
General Mills, Inc.	6,223	394,227
HCA Holdings, Inc.*	4,876	380,572
Express Scripts Holding Co.*	5,444	373,948
Sysco Corp.	7,851	366,877
Kroger Co.	9,261	354,233
Pfizer, Inc.	10,563	313,087
McKesson Corp.	1,975	310,569
Cardinal Health, Inc.	3,539	290,021
Johnson & Johnson	2,619	283,376
Tyson Foods, Inc. — Class A	3,326	221,711
Allergan plc*	543	145,540
Kraft Heinz Co.	1,262	99,143
Aetna, Inc.	759	85,274
Anthem, Inc.	564	78,390
Cigna Corp.	546	74,933
Mondelez International, Inc. — Class A	1,580	63,390
Total Consumer, Non-cyclical		9,094,520

Financial - 3.2%
JPMorgan Chase & Co.	11,496	680,793
Bank of America Corp.	41,044	554,915
Citigroup, Inc.	12,527	523,002
MetLife, Inc.	9,247	406,313
Travelers Companies, Inc.	3,331	388,761
Capital One Financial Corp.	5,429	376,284
Bank of New York Mellon Corp.	10,213	376,145
Prudential Financial, Inc.	5,101	368,394
Allstate Corp.	5,406	364,202
Aflac, Inc.	5,761	363,750
American Express Co.	5,789	355,445
Synchrony Financial*	10,365	297,061
PNC Financial Services Group, Inc.	2,962	250,496
Berkshire Hathaway, Inc. — Class B*	1,083	153,656
Wells Fargo & Co.	3,139	151,802
Charles Schwab Corp.	3,908	109,502
Chubb Ltd.	790	94,129
Visa, Inc. — Class A	1,229	93,994
Total Financial		5,908,644

Industrial - 2.3%
General Electric Co.	26,877	854,420
Boeing Co.	3,659	464,474
Union Pacific Corp.	5,338	424,638
Caterpillar, Inc.	5,459	417,832
Lockheed Martin Corp.	1,866	413,319
Eaton Corporation plc	6,086	380,740
Waste Management, Inc.	6,097	359,723
CSX Corp.	11,501	296,151
FedEx Corp.	1,623	264,094
United Parcel Service, Inc. — Class B	2,170	228,870
General Dynamics Corp.	928	121,911
Honeywell International, Inc.	866	97,035
Total Industrial		4,323,207

Technology - 1.9%
Apple, Inc.	11,823	1,288,589
Intel Corp.	16,369	529,537
Microsoft Corp.	9,317	514,578
Hewlett Packard Enterprise Co.	26,241	465,253
International Business Machines Corp.	2,016	305,323
QUALCOMM, Inc.	4,808	245,881
Broadcom Ltd.	662	102,279
Total Technology		3,451,440

Consumer, Cyclical - 1.5%
CVS Health Corp.	5,103	529,334
Wal-Mart Stores, Inc.	7,470	511,620
Walgreens Boots Alliance, Inc.	5,361	451,611
Ford Motor Co.	30,106	406,431
Delta Air Lines, Inc.	6,407	311,893
Southwest Airlines Co.	6,119	274,131
American Airlines Group, Inc.	5,505	225,760
Total Consumer, Cyclical		2,710,780

Communications - 1.4%
Cisco Systems, Inc.	20,356	579,534
Comcast Corp. — Class A	9,469	578,367
Alphabet, Inc. — Class C*	621	462,614
Time Warner, Inc.	6,012	436,171
eBay, Inc.*	8,344	199,088
Facebook, Inc. — Class A*	1,209	137,947
AT&T, Inc.	2,806	109,912
Verizon Communications, Inc.	1,781	96,316
Amazon.com, Inc.*	161	95,576
Total Communications		2,695,525

Energy - 1.1%
Exxon Mobil Corp.	6,932	579,446
Chevron Corp.	2,841	271,031
Schlumberger Ltd.	3,449	254,364
Valero Energy Corp.	1,842	118,146
EOG Resources, Inc.	1,573	114,168
ConocoPhillips	2,662	107,199

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
STYLEPLUS—LARGE CORE FUND

	Shares	Value

Marathon Petroleum Corp.	2,649	$98,490
Apache Corp.	1,980	96,644
Hess Corp.	1,726	90,874
Occidental Petroleum Corp.	1,302	89,096
Anadarko Petroleum Corp.	1,906	88,762
Kinder Morgan, Inc.	4,223	75,423
Halliburton Co.	2,033	72,619
Williams Companies, Inc.	3,964	63,701
Total Energy		2,119,963

Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	4,426	378,777
Dow Chemical Co.	1,832	93,176
Total Basic Materials		471,953

Utilities - 0.0%
Southern Co.	1,791	92,648

Total Common Stocks
(Cost $29,982,256)		30,868,680

MUTUAL FUNDS† - 79.4%
Guggenheim Strategy Fund III[1]	2,650,720	65,393,260
Guggenheim Strategy Fund II1	1,891,287	46,695,867
Guggenheim Strategy Fund I1	827,971	20,541,950
Guggenheim Limited Duration Fund - Institutional Class[1]	628,317	15,236,692
Total Mutual Funds
(Cost $148,952,998)		147,867,769

SHORT TERM INVESTMENTS† - 3.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[2]	7,064,509	7,064,509
Total Short Term Investments
(Cost $7,064,509)		7,064,509

Total Investments - 99.8%
(Cost $185,999,763)		$185,800,958
Other Assets & Liabilities, net - 0.2%		427,607
Total Net Assets - 100.0%		$186,228,565

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,845,450)	18	$37,248

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America May 2016 S&P 500 Index Swap 0.62%[3], Terminating 05/02/16 (Notional Value $47,839,521)	23,226	$3,815,360
Goldman Sachs International April 2016 S&P 500 Index Swap 0.44%[3], Terminating 04/01/16 (Notional Value $34,735,455)	16,864	1,280,628
Morgan Stanley Capital Services, Inc. July 2016 S&P 500 Total Return Swap 0.63%[3], Terminating 07/05/16 (Notional Value $72,441,395)	18,703	(745,236)
(Total Notional Value $155,016,371)		$4,350,752

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
STYLEPLUS—LARGE CORE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$30,868,680	$—	$—	$—	$—	$30,868,680
Equity Futures Contracts	—	37,248	—	—	—	37,248
Equity Index Swap Agreements	—	—	—	5,095,988	—	5,095,988
Mutual Funds	147,867,769	—	—	—	—	147,867,769
Short Term Investments	7,064,509	—	—	—	—	7,064,509
Total	$185,800,958	$37,248	$—	$5,095,988	$—	$190,934,194

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$745,236	$—	$745,236

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $37,046,765)	$37,933,189
Investments in affiliated issuers, at value (cost $148,952,998)	147,867,769
Total investments (cost $185,999,763)	185,800,958
Unrealized appreciation on swap agreements	5,095,988
Segregated cash with broker	2,463,035
Prepaid expenses	48,137
Receivables:
Securities sold	918,340
Dividends	315,739
Fund shares sold	48,047
Total assets	194,690,244

Liabilities:
Segregated cash from broker	5,015,000
Unrealized depreciation on swap agreements	745,236
Overdraft due to custodian bank	266
Payable for:
Swap settlement	1,754,492
Securities purchased	532,165
Fund shares redeemed	160,661
Management fees	111,860
Distribution and service fees	40,773
Transfer agent/maintenance fees	17,600
Fund accounting/administration fees	14,733
Trustees' fees*	9,899
Variation margin	4,230
Miscellaneous	54,764
Total liabilities	8,461,679
Net assets	$186,228,565

Net assets consist of:
Paid in capital	$187,253,643
Undistributed net investment income	173,415
Accumulated net realized loss on investments	(5,387,688)
Net unrealized appreciation on investments	4,189,195
Net assets	$186,228,565

A-Class:
Net assets	$182,409,239
Capital shares outstanding	8,984,215
Net asset value per share	$20.30
Maximum offering price per share (Net asset value divided by 95.25%)	$21.31

C-Class:
Net assets	$3,289,804
Capital shares outstanding	204,846
Net asset value per share	$16.06

P-Class:
Net assets	$384,201
Capital shares outstanding	19,028
Net asset value per share	$20.19

Institutional Class:
Net assets	$145,321
Capital shares outstanding	7,197
Net asset value per share	$20.19

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends from securities of affiliated issuers	$1,423,367
Dividends from securities of unaffiliated issuers	356,589
Interest	11,979
Total investment income	1,791,935

Expenses:
Management fees	698,445
Transfer agent/maintenance fees:
A-Class	119,316
C-Class	5,340
P-Class	28
Institutional Class	259
Distribution and service fees:
A-Class	227,064
C-Class	15,151
P-Class	264
Fund accounting/administration fees	88,469
Line of credit fees	21,987
Trustees’ fees*	8,471
Custodian fees	6,144
Miscellaneous	81,008
Total expenses	1,271,946
Less:
Expenses waived by Adviser	(4,458)
Net expenses	1,267,488
Net investment income	524,447

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$598,531
Investments in affiliated issuers	(145,392)
Swap agreements	(5,171,515)
Futures contracts	122,765
Net realized loss	(4,595,611)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,574,793
Investments in affiliated issuers	(767,447)
Swap agreements	17,130,731
Futures contracts	70,819
Net change in unrealized appreciation (depreciation)	18,008,896
Net realized and unrealized gain	13,413,285
Net increase in net assets resulting from operations	$13,937,732

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$524,447	$916,462
Net realized gain (loss) on investments	(4,595,611)	21,563,771
Net change in unrealized appreciation (depreciation) on investments	18,008,896	(23,122,031)
Net increase (decrease) in net assets resulting from operations	13,937,732	(641,798)

Distributions to shareholders from:
Net investment income
A-Class	(1,021,091)	(1,732,889)
C-Class	—	(12,770)
P-Class	(120)	— *
Institutional Class	(18,603)	(1,276)
Net realized gains
A-Class	(19,593,831)	(24,703,723)
B-Class	—	(495,181)
C-Class	(390,350)	(513,717)
P-Class	(1,552)	— *
Institutional Class	(208,131)	(14,534)
Total distributions to shareholders	(21,233,678)	(27,474,090)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,669,428	9,389,928
B-Class	—	73,635
C-Class	806,889	1,219,839
P-Class	362,398	15,200 *
Institutional Class	1,651,205	299,886
Distributions reinvested
A-Class	19,338,091	24,669,740
B-Class	—	493,058
C-Class	381,661	522,705
P-Class	1,672	— *
Institutional Class	225,550	11,270
Cost of shares redeemed
A-Class	(11,441,443)	(21,983,556)
B-Class	—	(3,242,342)
C-Class	(478,435)	(1,457,727)
Institutional Class	(1,825,086)	(67,861)
Net increase from capital share transactions	12,691,930	9,943,775
Net increase (decrease) in net assets	5,395,984	(18,172,113)

Net assets:
Beginning of period	180,832,581	199,004,694
End of period	$186,228,565	$180,832,581
Undistributed net investment income at end of period	$173,415	$688,782

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	180,808	407,154
B-Class	—	4,630
C-Class	49,513	63,123
P-Class	18,285	660 *
Institutional Class	78,791	13,800
Shares issued from reinvestment of distributions
A-Class	960,661	1,097,897
B-Class	—	30,473
C-Class	23,881	28,423
P-Class	83	— *
Institutional Class	11,274	505
Shares redeemed
A-Class	(565,058)	(959,415)
B-Class	—	(200,041)
C-Class	(29,748)	(78,357)
Institutional Class	(97,307)	(3,130)
Net increase in shares	631,183	405,722

*	Since commencement of operations: May, 1, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[h]
Per Share Data
Net asset value, beginning of period	$21.14	$24.53	$24.27	$21.25	$16.79	$17.56
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.11	.20	.06	.06	.01
Net gain (loss) on investments (realized and unrealized)	1.58	(.12)	4.45	3.04	4.42	(.74)
Total from investment operations	1.64	(.01)	4.65	3.10	4.48	(.73)
Less distributions from:
Net investment income	(.13)	(.22)	(.06)	(.08)	(.02)	(.04)
Net realized gains	(2.35)	(3.16)	(4.33)	—	—	—
Total distributions	(2.48)	(3.38)	(4.39)	(.08)	(.02)	(.04)
Net asset value, end of period	$20.30	$21.14	$24.53	$24.27	$21.25	$16.79

Total Return[c]	7.84%	(0.84%)	21.59%	14.64%	26.71%	(4.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$182,409	$177,748	$192,850	$175,601	$171,907	$156,232
Ratios to average net assets:
Net investment income (loss)	0.58%	0.48%	0.86%	0.26%	0.32%	0.06%
Total expenses[d]	1.35%	1.32%	1.41%	1.37%	1.36%	1.35%
Net expenses[e]	1.35%	1.32%	1.39%	1.37%	1.36%	1.35%
Portfolio turnover rate	36%	65%	107%	217%	101%	92%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[h]
Per Share Data
Net asset value, beginning of period	$17.17	$20.55	$21.12	$18.60	$14.81	$15.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.08)	(.02)	(.15)	(.10)	(.12)
Net gain (loss) on investments (realized and unrealized)	1.27	(.06)	3.78	2.67	3.89	(.63)
Total from investment operations	1.24	(.14)	3.76	2.52	3.79	(.75)
Less distributions from:
Net investment income	—	(.08)	—	—	—	—
Net realized gains	(2.35)	(3.16)	(4.33)	—	—	—
Total distributions	(2.35)	(3.24)	(4.33)	—	—	—
Net asset value, end of period	$16.06	$17.17	$20.55	$21.12	$18.60	$14.81

Total Return[c]	7.31%	(1.72%)	20.40%	13.55%	25.59%	(4.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,290	$2,767	$3,042	$2,275	$1,669	$1,600
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.44%)	(0.08%)	(0.77%)	(0.55%)	(0.70%)
Total expenses[d]	2.33%	2.25%	2.36%	2.34%	2.22%	2.10%
Net expenses[e]	2.32%	2.25%	2.34%	2.34%	2.22%	2.10%
Portfolio turnover rate	36%	65%	107%	217%	101%	92%

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$21.11	$23.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.03
Net gain (loss) on investments (realized and unrealized)	1.53	(2.04)
Total from investment operations	1.62	(2.01)
Less distributions from:
Net investment income	(.19)	—
Net realized gains	(2.35)	—
Total distributions	(2.54)	—
Net asset value, end of period	$20.19	$21.11

Total Return[c]	7.75%	(8.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$384	$14
Ratios to average net assets:
Net investment income (loss)	0.89%	0.31%
Total expenses[d]	1.23%	1.38%
Net expenses[e]	1.22%	1.38%
Portfolio turnover rate	36%	65%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[g]
Per Share Data
Net asset value, beginning of period	$21.00	$24.42	$24.25	$21.28	$20.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.12	.23	.06	.07
Net gain (loss) on investments (realized and unrealized)	1.67	(.10)	4.38	3.06	.37
Total from investment operations	1.75	.02	4.61	3.12	.44
Less distributions from:
Net investment income	(.21)	(.28)	(.11)	(.15)	—
Net realized gains	(2.35)	(3.16)	(4.33)	—	—
Total distributions	(2.56)	(3.44)	(4.44)	(.15)	—
Net asset value, end of period	$20.19	$21.00	$24.42	$24.25	$21.28

Total Return[c]	8.46%	(0.75%)	21.50%	14.79%	2.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$145	$303	$80	$26	$10
Ratios to average net assets:
Net investment income (loss)	0.77%	0.52%	0.97%	0.26%	0.59%
Total expenses[d]	1.02%	1.25%	1.39%	1.25%	1.12%
Net expenses[e]	1.02%	1.25%	1.37%	1.25%	1.12%
Portfolio turnover rate	36%	65%	107%	217%	101%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Reverse share split — Per share amounts for the periods presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effect April 8, 2011.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2016

STYLEPLUS—MID GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	September 17, 1969
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	33.7%
Guggenheim Strategy Fund II	25.9%
Guggenheim Strategy Fund I	10.2%
Guggenheim Limited Duration Fund - Institutional Class	7.9%
United Continental Holdings, Inc.	0.2%
AmerisourceBergen Corp. — Class A	0.2%
Southwest Airlines Co.	0.2%
Constellation Brands, Inc. — Class A	0.2%
Omnicom Group, Inc.	0.2%
PACCAR, Inc.	0.2%
Top Ten Total	78.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
STYLEPLUS—MID GROWTH FUND

	Shares	Value

COMMON STOCKS† - 17.1%

Consumer, Non-cyclical - 6.3%
AmerisourceBergen Corp. — Class A	2,129	$184,265
Constellation Brands, Inc. — Class A	1,083	163,630
Dr Pepper Snapple Group, Inc.	1,775	158,721
Monster Beverage Corp.*	1,169	155,921
Spectrum Brands Holdings, Inc.	1,406	153,648
Flowers Foods, Inc.	8,322	153,624
Laboratory Corporation of America Holdings*	1,309	153,323
ConAgra Foods, Inc.	3,308	147,604
Avis Budget Group, Inc.*	5,304	145,117
Zimmer Biomet Holdings, Inc.	1,310	139,686
Kellogg Co.	1,802	137,943
Mallinckrodt plc*	2,136	130,894
Molina Healthcare, Inc.*	2,028	130,786
DaVita HealthCare Partners, Inc.*	1,682	123,425
Mead Johnson Nutrition Co. — Class A	1,419	120,572
Ingredion, Inc.	1,079	115,226
St. Jude Medical, Inc.	2,089	114,895
WhiteWave Foods Co. — Class A*	2,639	107,249
Sysco Corp.	2,254	105,329
Cardinal Health, Inc.	1,266	103,749
Hologic, Inc.*	2,963	102,224
United Rentals, Inc.*	1,630	101,370
General Mills, Inc.	1,524	96,545
HCA Holdings, Inc.*	1,170	91,318
Cal-Maine Foods, Inc.	1,668	86,586
CR Bard, Inc.	426	86,337
KAR Auction Services, Inc.	2,248	85,739
HealthSouth Corp.	2,254	84,818
RR Donnelley & Sons Co.	5,136	84,230
Becton Dickinson and Co.	554	84,108
Tyson Foods, Inc. — Class A	1,251	83,392
Western Union Co.	4,218	81,365
MEDNAX, Inc.*	1,232	79,612
Robert Half International, Inc.	1,606	74,807
Universal Health Services, Inc. — Class B	558	69,593
Tenet Healthcare Corp.*	2,320	67,118
Verisk Analytics, Inc. — Class A*	759	60,659
Pilgrim’s Pride Corp.*	2,097	53,264
Zoetis, Inc.	1,172	51,955
Hershey Co.	538	49,544
Hain Celestial Group, Inc.*	1,202	49,174
LifePoint Health, Inc.*	702	48,614
Coca-Cola Enterprises, Inc.	938	47,594
Alexion Pharmaceuticals, Inc.*	332	46,221
Quintiles Transnational Holdings, Inc.*	708	46,091
DexCom, Inc.*	630	42,783
Nielsen Holdings plc	802	42,233
Amsurg Corp. — Class A*	560	41,776
Alnylam Pharmaceuticals, Inc.*	648	40,675
DENTSPLY SIRONA, Inc.	641	39,505
BioMarin Pharmaceutical, Inc.*	460	37,941
Global Payments, Inc.	496	32,389
Centene Corp.*	437	26,906
Total Consumer, Non-cyclical		4,862,093

Consumer, Cyclical - 3.0%
United Continental Holdings, Inc.*	3,155	188,859
Southwest Airlines Co.	3,958	177,319
PACCAR, Inc.	2,923	159,859
Delphi Automotive plc	1,878	140,888
DR Horton, Inc.	4,304	130,110
Liberty Interactive Corporation QVC Group — Class A*	4,982	125,796
Lear Corp.	1,128	125,400
WW Grainger, Inc.	532	124,185
JetBlue Airways Corp.*	5,120	108,134
Harley-Davidson, Inc.	1,577	80,947
Alaska Air Group, Inc.	893	73,244
Macy’s, Inc.	1,641	72,352
AutoZone, Inc.*	86	68,515
Toll Brothers, Inc.*	2,281	67,312
Spirit Airlines, Inc.*	1,278	61,318
Lions Gate Entertainment Corp.	2,754	60,175
Dollar General Corp.	679	58,122
Fastenal Co.	1,069	52,381
Tiffany & Co.	635	46,596
Ross Stores, Inc.	804	46,551
L Brands, Inc.	523	45,925
Dollar Tree, Inc.*	550	45,353
Harman International Industries, Inc.	507	45,143
American Eagle Outfitters, Inc.	2,555	42,592
Marriott International, Inc. — Class A	562	40,003
Under Armour, Inc. — Class A*	456	38,682
Chipotle Mexican Grill, Inc. — Class A*	76	35,794
Hilton Worldwide Holdings, Inc.	1,459	32,857
Total Consumer, Cyclical		2,294,412

Industrial - 2.7%
Spirit AeroSystems Holdings, Inc. — Class A*	3,431	155,630
Harris Corp.	1,723	134,153
Rockwell Automation, Inc.	1,118	127,173
TransDigm Group, Inc.*	551	121,407
Stericycle, Inc.*	927	116,978
Regal Beloit Corp.	1,817	114,635
Huntington Ingalls Industries, Inc.	831	113,797
Textron, Inc.	3,061	111,604
CSX Corp.	3,754	96,665
WestRock Co.	2,445	95,428
Carlisle Companies, Inc.	955	95,023
Roper Technologies, Inc.	442	80,784
Clean Harbors, Inc.*	1,628	80,326
Jabil Circuit, Inc.	4,149	79,951
AECOM*	2,515	77,437
AMERCO	200	71,462
Rockwell Collins, Inc.	759	69,987

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
STYLEPLUS—MID GROWTH FUND

	Shares	Value

Tyco International plc	1,489	$54,661
AMETEK, Inc.	1,033	51,629
Genesee & Wyoming, Inc. — Class A*	761	47,715
Stanley Black & Decker, Inc.	419	44,083
Zebra Technologies Corp. — Class A*	619	42,711
Cummins, Inc.	386	42,437
Flowserve Corp.	905	40,191
Total Industrial		2,065,867

Communications - 2.0%
Omnicom Group, Inc.	1,942	161,632
Scripps Networks Interactive, Inc. — Class A	2,266	148,422
Palo Alto Networks, Inc.*	878	143,237
IAC/InterActiveCorp	2,864	134,836
Discovery Communications, Inc. — Class A*	3,525	100,921
LinkedIn Corp. — Class A*	859	98,227
DISH Network Corp. — Class A*	1,902	87,987
Splunk, Inc.*	1,561	76,380
CommScope Holding Company, Inc.*	2,716	75,831
AMC Networks, Inc. — Class A*	1,160	75,330
Viacom, Inc. — Class B	1,684	69,516
Ciena Corp.*	3,431	65,258
Charter Communications, Inc. — Class A*	303	61,336
Expedia, Inc.	562	60,595
Twitter, Inc.*	3,498	57,892
VeriSign, Inc.*	598	52,947
Zayo Group Holdings, Inc.*	1,608	38,978
Total Communications		1,509,325

Technology - 1.8%
Skyworks Solutions, Inc.	1,712	133,365
Qorvo, Inc.*	2,391	120,530
Microchip Technology, Inc.	2,274	109,607
IHS, Inc. — Class A*	806	100,073
Teradata Corp.*	3,201	83,994
SS&C Technologies Holdings, Inc.	1,264	80,163
ServiceNow, Inc.*	1,232	75,375
Take-Two Interactive Software, Inc.*	1,901	71,611
Cerner Corp.*	1,293	68,477
Red Hat, Inc.*	904	67,357
Nuance Communications, Inc.*	3,365	62,892
Analog Devices, Inc.	1,021	60,433
Fortinet, Inc.*	1,950	59,729
Electronic Arts, Inc.*	858	56,722
Lam Research Corp.	604	49,890
Verint Systems, Inc.*	1,458	48,668
NetSuite, Inc.*	707	48,422
Rackspace Hosting, Inc.*	2,036	43,957
Fidelity National Information Services, Inc.	658	41,658
Tableau Software, Inc. — Class A*	798	36,604
Total Technology		1,419,527

Financial - 0.8%
Ameriprise Financial, Inc.	1,664	156,433
Alliance Data Systems Corp.*	661	145,421
CoreLogic, Inc.*	1,679	58,261
Interactive Brokers Group, Inc. — Class A	1,164	45,768
Jones Lang LaSalle, Inc.	365	42,821
CBRE Group, Inc. — Class A*	1,452	41,847
T. Rowe Price Group, Inc.	543	39,889
Signature Bank*	287	39,066
Equinix, Inc.	118	39,024
Crown Castle International Corp.	428	37,022
Total Financial		645,552

Basic Materials - 0.3%
Steel Dynamics, Inc.	2,343	52,741
International Paper Co.	1,235	50,684
Celanese Corp. — Class A	737	48,274
Huntsman Corp.	3,463	46,058
Total Basic Materials		197,757

Energy - 0.2%
Cabot Oil & Gas Corp. — Class A	2,112	47,964
FMC Technologies, Inc.*	1,544	42,244
ONEOK, Inc.	1,068	31,890
Total Energy		122,098

Total Common Stocks
(Cost $13,112,514)		13,116,631

MUTUAL FUNDS† - 77.7%
Guggenheim Strategy Fund III[1]	1,047,095	25,831,830
Guggenheim Strategy Fund II1	803,237	19,831,924
Guggenheim Strategy Fund I1	315,295	7,822,469
Guggenheim Limited Duration Fund - Institutional Class[1]	249,889	6,059,811
Total Mutual Funds
(Cost $59,994,211)		59,546,034

SHORT TERM INVESTMENTS† - 4.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[2]	3,413,603	3,413,603
Total Short Term Investments
(Cost $3,413,603)		3,413,603

Total Investments - 99.3%
(Cost $76,520,328)		$76,076,268
Other Assets & Liabilities, net - 0.7%		563,552
Total Net Assets - 100.0%		$76,639,820

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
STYLEPLUS—MID GROWTH FUND

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
June 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $864,600)	6	$26,111
June 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $268,515)	3	7,049
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $307,575)	3	6,208
(Total Aggregate Value of Contracts $1,440,690)		$39,368

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International May 2016 Russell MidCap Growth Index Swap 0.62%[3], Terminating 05/04/16 (Notional Value $19,892,728)	26,876	1,933,290
Goldman Sachs International April 2016 Russell MidCap Growth Index Swap 0.44%[3], Terminating 04/11/16 (Notional Value $13,569,482)	18,333	582,427
Morgan Stanley Capital Services, Inc. July 2016 Russell MidCap Growth Total Return Index Swap 0.63%[3], Terminating 07/05/16 (Notional Value $28,802,837)	13,589	(1,729,498)
(Total Notional Value $62,265,047)		$786,219

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$13,116,631	$—	$—	$—	$—	$13,116,631
Equity Mini Futures Contracts	—	39,368	—	—	—	39,368
Equity Index Swap Agreements	—	—	—	2,515,717	—	2,515,717
Mutual Funds	59,546,034	—	—	—	—	59,546,034
Short Term Investments	3,413,603	—	—	—	—	3,413,603
Total	$76,076,268	$39,368	$—	$2,515,717	$—	$78,631,353

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$1,729,498	$—	$1,729,498

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $16,526,117)	$16,530,234
Investments in affiliated issuers, at value (cost $59,994,211)	59,546,034
Total investments (cost $76,520,328)	76,076,268
Segregated cash with broker	3,516,931
Unrealized appreciation on swap agreements	2,515,717
Prepaid expenses	31,445
Cash	14
Receivables:
Securities sold	644,506
Dividends	123,931
Fund shares sold	3,128
Total assets	82,911,940

Liabilities:
Segregated cash from broker	2,380,000
Unrealized depreciation on swap agreements	1,729,498
Payable for:
Swap settlement	1,555,625
Securities purchased	438,168
Management fees	45,689
Transfer agent/maintenance fees	29,992
Fund shares redeemed	21,463
Distribution and service fees	18,621
Fund accounting/administration fees	6,014
Trustees' fees*	2,485
Variation margin	990
Miscellaneous	43,575
Total liabilities	6,272,120
Net assets	$76,639,820

Net assets consist of:
Paid in capital	$81,075,434
Undistributed net investment income	72,019
Accumulated net realized loss on investments	(4,889,160)
Net unrealized appreciation on investments	381,527
Net assets	$76,639,820

A-Class:
Net assets	$71,999,916
Capital shares outstanding	1,903,524
Net asset value per share	$37.82
Maximum offering price per share (Net asset value divided by 95.25%)	$39.71

C-Class:
Net assets	$4,521,190
Capital shares outstanding	157,708
Net asset value per share	$28.67

P-Class:
Net assets	$60,008
Capital shares outstanding	1,597
Net asset value per share	$37.58

Institutional Class:
Net assets	$58,706
Capital shares outstanding	1,549
Net asset value per share	$37.90

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

STYLEPLUS—MID GROWTH FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends from securities of affiliated issuers	$583,137
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $26)	80,164
Interest	5,038
Total investment income	668,339

Expenses:
Management fees	288,458
Transfer agent/maintenance fees:
A-Class	68,678
C-Class	7,665
P-Class	30
Institutional Class	129
Distribution and service fees:
A-Class	90,250
C-Class	23,210
P-Class	30
Fund accounting/administration fees	36,538
Registration fees	42,721
Line of credit fees	6,297
Trustees’ fees*	4,061
Custodian fees	3,753
Miscellaneous	26,293
Total expenses	598,113
Less:
Expenses waived by Adviser	(1,793)
Net expenses	596,320
Net investment income	72,019

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(155,837)
Investments in affiliated issuers	(52,352)
Swap agreements	(4,531,983)
Futures contracts	(42,739)
Net realized loss	(4,782,911)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	846,498
Investments in affiliated issuers	(319,498)
Swap agreements	7,193,567
Futures contracts	44,206
Net change in unrealized appreciation (depreciation)	7,764,773
Net realized and unrealized gain	2,981,862
Net increase in net assets resulting from operations	$3,053,881

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$72,019	$82,187
Net realized gain (loss) on investments	(4,782,911)	11,053,603
Net change in unrealized appreciation (depreciation) on investments	7,764,773	(9,948,308)
Net increase in net assets resulting from operations	3,053,881	1,187,482

Distributions to shareholders from:
Net investment income
A-Class	(86,688)	—
P-Class	(63)	— *
Institutional Class	(170)	—
Net realized gains
A-Class	(9,333,165)	(8,445,226)
B-Class	—	(244,616)
C-Class	(773,702)	(583,423)
P-Class	(1,713)	— *
Institutional Class	(7,288)	(5,903)
Total distributions to shareholders	(10,202,789)	(9,279,168)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,058,806	7,359,683
B-Class	—	450
C-Class	423,786	1,397,441
P-Class	45,485	12,000 *
Institutional Class	10,103	57,374
Distributions reinvested
A-Class	9,015,453	8,149,102
B-Class	—	243,630
C-Class	758,694	567,893
P-Class	1,776	— *
Institutional Class	6,154	3,831
Cost of shares redeemed
A-Class	(4,712,450)	(12,353,481)
B-Class	—	(1,780,631)
C-Class	(817,764)	(913,759)
P-Class	(270)	— *
Institutional Class	(5,904)	(31,110)
Net increase from capital share transactions	5,783,869	2,712,423
Net decrease in net assets	(1,365,039)	(5,379,263)

Net assets:
Beginning of period	78,004,859	83,384,122
End of period	$76,639,820	$78,004,859
Undistributed net investment income at end of period	$72,019	$86,921

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	27,520	162,640
B-Class	—	15
C-Class	13,973	39,105
P-Class	1,295	262 *
Institutional Class	262	1,231
Shares issued from reinvestment of distributions
A-Class	236,875	187,770
B-Class	—	8,692
C-Class	26,225	16,446
P-Class	47	— *
Institutional Class	161	88
Shares redeemed
A-Class	(124,717)	(274,858)
B-Class	—	(61,741)
C-Class	(27,770)	(25,764)
P-Class	(7)	— *
Institutional Class	(162)	(683)
Net increase in shares	153,702	53,202

*	Since commencement of operations: May 1, 2015.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[i]
Per Share Data
Net asset value, beginning of period	$41.49	$45.82	$43.54	$36.40	$28.67	$29.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.07	.16	(.16)	(.25)	(.24)
Net gain (loss) on investments (realized and unrealized)	1.69	.63	6.21	7.30	7.98	(.53)
Total from investment operations	1.74	.70	6.37	7.14	7.73	(.77)
Less distributions from:
Net investment income	(.05)	—	—	—	—	—
Net realized gains	(5.36)	(5.03)	(4.09)	—	—	—
Total distributions	(5.41)	(5.03)	(4.09)	—	—	—
Net asset value, end of period	$37.82	$41.49	$45.82	$43.54	$36.40	$28.67

Total Return[c]	4.12%	1.04%	15.61%	19.62%	26.96%	(2.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,000	$73,178	$77,363	$70,767	$65,767	$62,575
Ratios to average net assets:
Net investment income (loss)	0.24%	0.16%	0.36%	(0.40%)	(0.74%)	(0.72%)
Total expenses[d]	1.50%	1.47%	1.67%	1.57%	1.62%	1.49%
Net expenses[e]	1.50%	1.47%	1.65%	1.57%	1.62%	1.49%
Portfolio turnover rate	36%	75%	112%	214%	149%	157%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[i]
Per Share Data
Net asset value, beginning of period	$32.78	$37.48	$36.63	$30.92	$24.55	$25.40
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.25)	(.20)	(.45)	(.46)	(.42)
Net gain (loss) on investments (realized and unrealized)	1.35	.58	5.14	6.16	6.83	(.43)
Total from investment operations	1.25	.33	4.94	5.71	6.37	(.85)
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gains	(5.36)	(5.03)	(4.09)	—	—	—
Total distributions	(5.36)	(5.03)	(4.09)	—	—	—
Net asset value, end of period	$28.67	$32.78	$37.48	$36.63	$30.92	$24.55

Total Return[c]	3.68%	0.20%	14.56%	18.47%	25.95%	(3.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,521	$4,762	$4,329	$4,103	$4,346	$4,162
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(0.68%)	(0.55%)	(1.36%)	(1.57%)	(1.48%)
Total expenses[d]	2.40%	2.31%	2.57%	2.53%	2.45%	2.25%
Net expenses[e]	2.39%	2.31%	2.55%	2.53%	2.45%	2.25%
Portfolio turnover rate	36%	75%	112%	214%	149%	157%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$41.48	$45.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	— [g]
Net gain (loss) on investments (realized and unrealized)	1.59	(4.48)
Total from investment operations	1.66	(4.48)
Less distributions from:
Net investment income	(.20)	—
Net realized gains	(5.36)	—
Total distributions	(5.56)	—
Net asset value, end of period	$37.58	$41.48

Total Return[c]	3.92%	(9.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60	$11
Ratios to average net assets:
Net investment income (loss)	0.37%	0.00%
Total expenses[d]	1.57%	1.49%
Net expenses[e]	1.52%	1.49%
Portfolio turnover rate	36%	75%

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[h]
Per Share Data
Net asset value, beginning of period	$41.64	$45.96	$43.72	$36.46	$36.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.11	.11	(.07)	(.08)
Net gain (loss) on investments (realized and unrealized)	1.71	.60	6.22	7.33	.38
Total from investment operations	1.75	.71	6.33	7.26	.30
Less distributions from:
Net investment income	(.13)	—	—	—	—
Net realized gains	(5.36)	(5.03)	(4.09)	—	—
Total distributions	(5.49)	(5.03)	(4.09)	—	—
Net asset value, end of period	$37.90	$41.64	$45.96	$43.72	$36.46

Total Return[c]	4.14%	1.08%	15.42%	19.91%	0.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59	$54	$30	$21	$10
Ratios to average net assets:
Net investment income (loss)	0.22%	0.23%	0.24%	(0.17%)	(0.41%)
Total expenses[d]	1.53%	1.41%	1.81%	1.33%	1.37%
Net expenses[e]	1.52%	1.41%	1.79%	1.33%	1.37%
Portfolio turnover rate	36%	75%	112%	214%	149%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Net investment income is less than $0.01 per share.
[h]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]	Reverse share split — Per share amounts for the periods presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effect April 8, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

FUND PROFILE (Unaudited)	March 31, 2016

WORLD EQUITY INCOME FUND

OBJECTIVE: Sees to provide total return comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At March 31, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Securities	Value
United States	55%	$48,343,444
Japan	11%	9,893,085
Canada	7%	6,212,650
Australia	4%	3,635,756
United Kingdom	4%	3,390,769
Sweden	3%	2,394,827
Singapore	3%	2,382,361
Other	13%	11,456,057
Total Securities	100%	$87,708,949

“Country Diversification” exclude any temporary cash or derivative investments.

Inception Dates:
A-Class	October 1, 1993
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	1.6%
AT&T, Inc.	1.5%
Verizon Communications, Inc.	1.4%
Wells Fargo & Co.	1.4%
Procter & Gamble Co.	1.3%
Home Depot, Inc.	1.3%
Apple, Inc.	1.2%
Merck & Company, Inc.	1.2%
Pfizer, Inc.	1.2%
International Business Machines Corp.	1.2%
Top Ten Total	13.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
WORLD EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS† - 95.7%

Consumer, Non-cyclical - 27.2%
Johnson & Johnson	13,900	1,503,979
Procter & Gamble Co.	14,282	1,175,551
Merck & Company, Inc.	21,000	1,111,110
Pfizer, Inc.	37,000	1,096,680
UnitedHealth Group, Inc.	8,200	1,056,980
Altria Group, Inc.	16,326	1,022,987
Roche Holding AG	4,100	1,009,277
PepsiCo, Inc.	9,761	1,000,307
Novartis AG	13,000	942,333
GlaxoSmithKline plc	46,400	941,063
Kimberly-Clark Corp.	6,588	886,152
Automatic Data Processing, Inc.	9,600	861,216
Dr Pepper Snapple Group, Inc.	8,542	763,826
Eli Lilly & Co.	10,400	748,904
Reynolds American, Inc.	14,450	726,980
Anthem, Inc.	5,100	708,849
Wesfarmers Ltd.	22,000	699,016
Sysco Corp.	14,516	678,333
Baxter International, Inc.	16,400	673,712
Cardinal Health, Inc.	8,200	671,990
Otsuka Holdings Company Ltd.	18,300	664,715
Clorox Co.	5,221	658,159
Transurban Group	73,300	637,733
Woolworths Ltd.	32,680	553,622
Philip Morris International, Inc.	5,236	513,704
Wm Morrison Supermarkets plc	176,995	504,901
Patterson Companies, Inc.	10,000	465,300
Nissin Foods Holdings Company Ltd.	9,718	456,779
Aetna, Inc.	3,000	337,050
Asahi Group Holdings Ltd.	10,667	332,393
Hutchison Port Holdings Trust — Class U	616,900	308,450
Quest Diagnostics, Inc.	4,000	285,800
Abbott Laboratories	6,000	250,980
General Mills, Inc.	3,827	242,440
Seven & i Holdings Company Ltd.	4,780	203,525
Colgate-Palmolive Co.	1,855	131,056
Gartner, Inc.*	1,000	89,350
Henry Schein, Inc.*	300	51,789
Total Consumer, Non-cyclical		24,966,991

Financial - 21.9%
Wells Fargo & Co.	25,600	1,238,016
Marsh & McLennan Companies, Inc.	14,300	869,297
U.S. Bancorp	21,000	852,390
CME Group, Inc. — Class A	8,500	816,425
Swedbank AB — Class A	37,600	809,986
Daito Trust Construction Company Ltd.	4,900	695,739
Intact Financial Corp.	9,900	693,203
Everest Re Group Ltd.	3,500	691,005
Nordea Bank AB	67,900	652,326
Cincinnati Financial Corp.	9,600	627,456
Allianz AG	3,800	618,092
Vicinity Centres	252,058	616,355
Svenska Handelsbanken AB — Class A	47,900	609,447
HSBC Holdings plc*	96,700	602,604
M&T Bank Corp.	5,400	599,400
Singapore Exchange Ltd.	94,300	556,216
American Capital Agency Corp. REIT	29,500	549,585
Simon Property Group, Inc.	2,600	539,994
RenaissanceRe Holdings Ltd.	4,300	515,269
Annaly Capital Management, Inc.	49,700	509,922
People’s United Financial, Inc.	31,600	503,388
Government Properties Trust, Inc.*	129,600	496,723
Japan Retail Fund Investment Corp.	200	480,163
T. Rowe Price Group, Inc.	6,200	455,452
Axis Capital Holdings Ltd.	8,100	449,226
First Capital Realty, Inc.	28,200	447,771
CapitaLand Mall Trust	283,900	440,227
H&R Real Estate Investment Trust	25,800	417,013
Tryg A/S	20,700	401,767
CI Financial Corp.	16,000	353,606
Admiral Group plc	11,500	327,392
Hannover Rueck SE	2,600	302,941
Hang Seng Bank Ltd.	15,000	265,102
Chubb Ltd.	2,200	262,130
Suncorp Group Ltd.	26,800	244,673
Bank of Montreal	4,000	242,935
PNC Financial Services Group, Inc.	2,400	202,968
JPMorgan Chase & Co.	1,100	65,142
WR Berkley Corp.	1,000	56,200
Total Financial		20,077,546

Communications - 11.6%
AT&T, Inc.	34,100	1,335,697
Verizon Communications, Inc.	24,400	1,319,552
Comcast Corp. — Class A	16,100	983,388
Vivendi S.A.	32,700	687,599
Singapore Telecommunications Ltd.	226,700	642,510
Telstra Corp., Ltd.	155,900	636,961
Thomson Reuters Corp.	15,300	619,955
Shaw Communications, Inc. — Class B	31,800	614,392
Elisa Oyj	15,000	583,205
Alphabet, Inc. — Class C*	700	521,465
TELUS Corp.	14,900	485,109
BCE, Inc.	10,500	478,581
StarHub Ltd.	175,000	434,958
Singapore Press Holdings Ltd.*	128,200	380,463
TeliaSonera AB	62,200	323,068
HKT Trust & HKT Ltd.	170,100	234,186
Rogers Communications, Inc. — Class B	4,700	188,200
TDC A/S	35,000	171,299
Total Communications		10,640,588

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
WORLD EQUITY INCOME FUND

	Shares	Value

Consumer, Cyclical - 10.9%
Home Depot, Inc.	8,700	$1,160,841
Toyota Motor Corp.	19,700	1,041,845
McDonald’s Corp.	7,600	955,168
Wal-Mart Stores, Inc.	13,375	916,054
Costco Wholesale Corp.	4,945	779,233
Mitsui & Company Ltd.	64,800	745,621
Sumitomo Corp.	74,800	743,381
Marubeni Corp.	141,000	714,114
ITOCHU Corp.	50,600	623,143
Lawson, Inc.	7,288	610,005
Sankyo Company Ltd.	14,600	543,551
Persimmon plc	16,600	497,142
Next plc*	5,500	426,207
FamilyMart Company Ltd.	4,456	231,619
Mitsubishi Corp.	1,800	30,484
Total Consumer, Cyclical		10,018,408

Technology - 9.2%
Apple, Inc.	10,500	1,144,395
International Business Machines Corp.	7,100	1,075,295
Accenture plc — Class A	8,100	934,740
Canon, Inc.	29,000	864,499
Paychex, Inc.	15,700	847,957
CA, Inc.	24,800	763,592
Fidelity National Information Services, Inc.	10,300	652,093
Oracle Corporation Japan	10,900	612,093
Microsoft Corp.	10,900	602,007
SAP AG	6,000	485,407
Fiserv, Inc.*	4,000	410,320
Total Technology		8,392,398

Utilities - 7.2%
PPL Corp.	21,654	824,368
CLP Holdings Ltd.	81,737	739,148
Southern Co.	13,960	722,151
Duke Energy Corp.	8,773	707,806
Dominion Resources, Inc.	9,268	696,212
Terna Rete Elettrica Nazionale SpA	115,600	659,651
Snam SpA	104,500	654,574
DTE Energy Co.	4,093	371,071
Osaka Gas Company Ltd.	77,932	299,416
CenterPoint Energy, Inc.	14,212	297,315
SCANA Corp.	4,089	286,843
Sempra Energy	2,299	239,211
Fortis, Inc.	2,357	73,889
Total Utilities		6,571,655

Industrial - 4.0%
Lockheed Martin Corp.	4,000	886,000
Waste Management, Inc.	12,200	719,799
MTR Corporation Ltd.	111,000	549,464
Republic Services, Inc. — Class A	11,000	524,150
Honeywell International, Inc.	3,400	380,970
Aurizon Holdings Ltd.	81,500	247,396
General Electric Co.	6,000	190,740
CAE, Inc.	14,200	164,239
Total Industrial		3,662,758

Energy - 2.7%
Exxon Mobil Corp.	10,100	844,259
TransCanada Corp.	20,400	802,101
Royal Dutch Shell plc — Class B	21,200	517,667
Eni SpA	19,800	299,642
Total Energy		2,463,669

Basic Materials - 1.0%
Potash Corporation of Saskatchewan, Inc.	37,100	631,656
Airgas, Inc.	2,000	283,280
Total Basic Materials		914,936

Total Common Stocks
(Cost $86,056,041)		87,708,949

SHORT TERM INVESTMENTS† - 3.8%
Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares 0.19%[1]	3,444,654	3,444,654
Total Short Term Investments
(Cost $3,444,654)		3,444,654

Total Investments - 99.5%
(Cost $89,500,695)		$91,153,603
Other Assets & Liabilities, net - 0.5%		485,499
Total Net Assets - 100.0%		$91,639,102

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2016 British Pound Futures Contracts (Aggregate Value of Contracts $3,860,863)	43	$(39,337)

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
WORLD EQUITY INCOME FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4
[1]	Rate indicated is the 7 day yield as of March 31, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$87,708,949	$—	$—	$—	$87,708,949
Short Term Investments	3,444,654	—	—	—	3,444,654
Total	$91,153,603	$—	$—	$—	$91,153,603

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$39,337	$—	$—	$39,337

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $89,500,695)	$91,153,603
Foreign currency, at value (cost $70,260)	70,357
Segregated cash with broker	88,150
Prepaid expenses	38,325
Receivables:
Dividends	370,077
Foreign taxes reclaim	246,455
Fund shares sold	22,345
Variation margin	6,181
Total assets	91,995,493

LIABILITIES:
Overdraft due to custodian bank	28,989
Payable for:
Fund shares redeemed	167,400
Management fees	60,353
Distributions to Shareholders	38,350
Distribution and service fees	22,167
Fund accounting/administration fees	11,430
Transfer agent/maintenance fees	9,590
Trustees' fees*	2,520
Miscellaneous	15,592
Total liabilities	356,391
Net assets	$91,639,102

Net assets consist of:
Paid in capital	$111,659,824
Accumulated net investment loss	(284,277)
Accumulated net realized loss on investments	(21,349,191)
Net unrealized appreciation on investments	1,612,746
Net assets	$91,639,102

A-Class:
Net assets	$83,010,445
Capital shares outstanding	6,316,441
Net asset value per share	$13.14
Maximum offering price per share (Net asset value divided by 95.25%)	$13.80

C-Class:
Net assets	$5,886,044
Capital shares outstanding	521,498
Net asset value per share	$11.29

P-Class:
Net assets	$104,039
Capital shares outstanding	7,855
Net asset value per share	$13.24

Institutional Class:
Net assets	$2,638,574
Capital shares outstanding	202,162
Net asset value per share	$13.05

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends (net of foreign withholding tax of $104,470)	$1,608,232
Other income	245
Total investment income	1,608,477

Expenses:
Management fees	319,132
Transfer agent/maintenance fees:
A-Class	40,528
C-Class	7,964
P-Class	41
Institutional Class	3,421
Distribution and service fees:
A-Class	94,721
C-Class	28,796
P-Class	686
Fund accounting/administration fees	64,262
Custodian fees	9,098
Line of credit fees	5,110
Trustees’ fees*	3,656
Miscellaneous	71,117
Total expenses	648,532
Net investment income	959,945

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,325,849)
Futures contracts	(74,645)
Foreign currency	(5,035)
Net realized loss	(1,405,529)
Net change in unrealized appreciation (depreciation) on:
Investments	7,341,882
Futures contracts	(39,337)
Foreign currency	12,788
Net change in unrealized appreciation (depreciation)	7,315,333
Net realized and unrealized gain	5,909,804
Net increase in net assets resulting from operations	$6,869,749

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$959,945	$2,011,185
Net realized loss on investments	(1,405,529)	(1,277,947)
Net change in unrealized appreciation (depreciation) on investments	7,315,333	(6,974,344)
Net increase (decrease) in net assets resulting from operations	6,869,749	(6,241,106)

Distributions to shareholders from:
Net investment income
A-Class	(868,526)	(2,093,228)
B-Class	—	(37,182)
C-Class	(43,846)	(113,425)
P-Class	(2,609)	(87)*
Institutional Class	(40,396)	(100,864)
Total distributions to shareholders	(955,377)	(2,344,786)

Capital share transactions:
Proceeds from sale of shares
A-Class	11,910,193	21,530,432
B-Class	—	426
C-Class	720,297	2,875,991
P-Class	1,162,169	10,001 *
Institutional Class	1,184,085	5,710,071
Distributions reinvested
A-Class	840,093	2,035,374
B-Class	—	37,174
C-Class	37,693	89,045
P-Class	2,609	87 *
Institutional Class	19,458	44,847
Cost of shares redeemed
A-Class	(8,582,513)	(21,295,826)
B-Class	—	(1,916,762)
C-Class	(1,203,898)	(1,746,534)
P-Class	(1,056,779)	— *
Institutional Class	(3,362,215)	(1,698,989)
Net increase from capital share transactions	1,671,192	5,675,337
Net increase (decrease) in net assets	7,585,564	(2,910,555)

Net assets:
Beginning of period	84,053,538	86,964,093
End of period	$91,639,102	$84,053,538
Accumulated net investment loss at end of period	$(284,277)	$(288,845)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	938,910	1,601,893
B-Class	—	36
C-Class	65,920	249,395
P-Class	90,134	734 *
Institutional Class	93,971	430,264
Shares issued from reinvestment of distributions
A-Class	64,359	156,014
B-Class	—	3,234
C-Class	3,351	7,937
P-Class	201	7 *
Institutional Class	1,503	3,463
Shares redeemed
A-Class	(677,615)	(1,598,406)
B-Class	—	(167,791)
C-Class	(110,337)	(154,420)
P-Class	(83,221)	— *
Institutional Class	(264,610)	(130,120)
Net increase in shares	122,566	402,240

*	Since commencement of operations: May 1, 2015.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$12.28	$13.51	$12.60	$10.55	$9.70	$10.52
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.29	.38	.18	.15	.05
Net gain (loss) on investments (realized and unrealized)	.85	(1.18)	.95	2.16	.70	(.81)
Total from investment operations	1.00	(.89)	1.33	2.34	.85	(.76)
Less distributions from:
Net investment income	(.14)	(.34)	(.42)	(.29)	(—)[c]	(.06)
Total distributions	(.14)	(.34)	(.42)	(.29)	(—)[c]	(.06)
Net asset value, end of period	$13.14	$12.28	$13.51	$12.60	$10.55	$9.70

Total Return[d]	8.15%	(6.70%)	10.62%	22.58%	8.82%	(7.32%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,010	$73,568	$78,783	$65,966	$61,838	$65,573
Ratios to average net assets:
Net investment income (loss)	2.30%	2.21%	2.81%	1.59%	1.45%	0.04%
Total expenses[e]	1.48%	1.48%	1.66%	1.93%	2.05%	1.85%
Net expenses[f]	1.48%[i]	1.43%[i]	1.49%[i]	1.59%	1.63%	1.82%
Portfolio turnover rate	25%	131%	131%	154%	41%	206%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011
Per Share Data
Net asset value, beginning of period	$10.55	$11.61	$10.79	$9.01	$8.33	$9.06
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.17	.25	.08	.06	(.04)
Net gain (loss) on investments (realized and unrealized)	.74	(1.02)	.81	1.84	.62	(.69)
Total from investment operations	.82	(.85)	1.06	1.92	.68	(.73)
Less distributions from:
Net investment income	(.08)	(.21)	(.24)	(.14)	—	—
Total distributions	(.08)	(.21)	(.24)	(.14)	—	—
Net asset value, end of period	$11.29	$10.55	$11.61	$10.79	$9.01	$8.33

Total Return[d]	7.82%	(7.40%)	9.79%	21.57%	8.16%	(8.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,886	$5,936	$5,337	$3,377	$3,015	$3,426
Ratios to average net assets:
Net investment income (loss)	1.52%	1.50%	2.13%	0.80%	0.68%	(0.37%)
Total expenses[e]	2.23%	2.28%	2.62%	2.89%	2.88%	2.60%
Net expenses[f]	2.23%[i]	2.23%[i]	2.24%[i]	2.35%	2.38%	2.58%
Portfolio turnover rate	25%	131%	131%	154%	41%	206%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$12.33	$13.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.12
Net gain (loss) on investments (realized and unrealized)	.88	(1.29)
Total from investment operations	1.03	(1.17)
Less distributions from:
Net investment income	(.12)	(.12)
Total distributions	(.12)	(.12)
Net asset value, end of period	$13.24	$12.33

Total Return[d]	8.38%	(8.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$104	$9
Ratios to average net assets:
Net investment income (loss)	2.45%	2.14%
Total expenses[e]	1.48%	3.54%
Net expenses[f],i	1.48%	1.48%
Portfolio turnover rate	25%	131%

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Period Ended September 30, 2011[h]
Per Share Data
Net asset value, beginning of period	$12.23	$13.45	$12.53	$10.50	$9.70	$12.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.36	.44	.28	.28	.13
Net gain (loss) on investments (realized and unrealized)	.87	(1.21)	.90	2.10	.52	(2.80)
Total from investment operations	1.01	(.85)	1.34	2.38	.80	(2.67)
Less distributions from:
Net investment income	(.19)	(.37)	(.42)	(.35)	(—)[c]	—
Total distributions	(.19)	(.37)	(.42)	(.35)	(—)[c]	—
Net asset value, end of period	$13.05	$12.23	$13.45	$12.53	$10.50	$9.70

Total Return[d]	8.29%	(6.42%)	10.83%	23.17%	8.17%	(21.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,639	$4,541	$911	$252	$90	$285
Ratios to average net assets:
Net investment income (loss)	2.26%	2.70%	3.27%	2.42%	2.70%	2.99%
Total expenses[e]	1.22%	1.23%	1.33%	1.73%	1.90%	2.27%
Net expenses[f]	1.22%[i]	1.23%[i]	1.23%[i]	1.26%	1.32%	1.36%
Portfolio turnover rate	25%	131%	131%	154%	41%	206%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Since commencement of operations: May 2, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]

Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/16	09/30/15	09/30/14
A-Class	1.46%	1.46%	1.46%
C-Class	2.21%	2.21%	2.21%
P-Class	1.46%	1.46%	—
Institutional Class	1.21%	1.21%	1.21%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares previously offered have been converted to A-Class shares effective July 31, 2014 for the Alpha Opportunity Fund, and effective August 8, 2015 for the other funds in the Trust. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2016, the Trust consisted of nineteen funds.

This report covers the Alpha Opportunity Fund, Large Cap Value Fund, Market Neutral Real Estate Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund and World Equity Income Fund (the “Funds”), each a diversified investment company, with the exception of the Large Cap Value Fund, Market Neutral Real Estate Fund and Risk Managed Real Estate Fund, which are each a non-diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

B. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

J. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.25% at March 31, 2016.

K. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/ or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

L. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	$1,351,841	$—
StylePlus—Mid Growth Fund	Index exposure	631,986	—
World Equity Income Fund	Hedge	—	965,216

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap

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agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$38,386,220	$39,682,050
Market Neutral Real Estate Fund	Leverage	—	1,275,378
Risk Managed Real Estate Fund	Income, Leverage	31,327,663	23,541,118
StylePlus—Large Core Fund	Index exposure	158,446,156	—
StylePlus—Mid Growth Fund	Index exposure	66,789,117	—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Total Value at March 31, 2016
Alpha Opportunity Fund	$—	$3,561,738	$—	$3,561,738
Risk Managed Real Estate Fund	—	2,233,020	—	2,233,020
StylePlus—Large Core Fund	37,248	5,095,988	—	5,133,236
StylePlus—Mid Growth Fund	39,368	2,515,717	—	2,555,085

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Total Value at March 31, 2016
Alpha Opportunity Fund	$—	$4,086,030	$—	$4,086,030
Market Neutral Real Estate Fund	—	443,873	—	443,873
Risk Managed Real Estate Fund	—	2,743,963	—	2,743,963
StylePlus—Large Core Fund	—	745,236	—	745,236
StylePlus—Mid Growth Fund	—	1,729,498	—	1,729,498
World Equity Income Fund	—	—	39,337	39,337

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2016:

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Total
Alpha Opportunity Fund	$—	$638,863	$—	$638,863
Market Neutral Real Estate Fund	—	(62,126)	—	(62,126)
Risk Managed Real Estate Fund	—	(462,543)	—	(462,543)
StylePlus—Large Core Fund	122,765	(5,171,515)	—	(5,048,750)
StylePlus—Mid Growth Fund	(42,739)	(4,531,983)	—	(4,574,722)
World Equity Income Fund	—	—	(74,645)	(74,645)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Total
Alpha Opportunity Fund	$—	$(439,082)	$—	$(439,082)
Market Neutral Real Estate Fund	—	(443,873)	—	(443,873)
Risk Managed Real Estate Fund	—	(337,039)	—	(337,039)
StylePlus—Large Core Fund	70,819	17,130,731	—	17,201,550
StylePlus—Mid Growth Fund	44,206	7,193,567	—	7,237,773
World Equity Income Fund	—	—	(39,337)	(39,337)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically

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associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Alpha Opportunity Fund	1.25%
Large Cap Value Fund	0.65%
Market Neutral Real Estate Fund	1.10%
Risk Managed Real Estate Fund	0.75%
Small Cap Value Fund	1.00%
StylePlus—Large Core Fund	0.75%
StylePlus—Mid Growth Fund	0.75%
World Equity Income Fund	0.70%

RFS is paid the following for providing transfer agent services to the Funds. Transfer agent fees are assessed to the applicable class of each Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Funds during first twelve months of operations.

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of Net Assets)
Alpha Opportunity Fund	0.095%
Large Cap Value Fund	0.095%
Market Neutral Real Estate Fund	0.095%
Risk Managed Real Estate Fund	0.095%
Small Cap Value Fund	0.095%
StylePlus—Large Core Fund	0.095%
StylePlus—Mid Growth Fund	0.095%
World Equity Income Fund	greater of 0.150% or $60,000
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Funds have adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Alpha Opportunity Fund – A-Class	2.11%	11/30/12	02/01/17
Alpha Opportunity Fund – C-Class	2.86%	11/30/12	02/01/17
Alpha Opportunity Fund – P-Class	2.11%	05/01/15	02/01/17
Alpha Opportunity Fund – Institutional Class	1.86%	11/30/12	02/01/17
Large Cap Value Fund – A-Class	1.15%	11/30/12	02/01/17
Large Cap Value Fund – C-Class	1.90%	11/30/12	02/01/17
Large Cap Value Fund – P-Class	1.15%	05/01/15	02/01/17
Large Cap Value Fund – Institutional Class	0.90%	06/05/13	02/01/17
Market Neutral Real Estate Fund – A-Class*	1.65%	02/26/16	02/01/18
Market Neutral Real Estate Fund – C-Class*	2.40%	02/26/16	02/01/18
Market Neutral Real Estate Fund – P-Class*	1.65%	02/26/16	02/01/18
Market Neutral Real Estate Fund – Institutional Class*	1.40%	02/26/16	02/01/18
Risk Managed Real Estate Fund – A-Class	1.30%	03/26/14	02/01/17
Risk Managed Real Estate Fund – C-Class	2.05%	03/26/14	02/01/17
Risk Managed Real Estate Fund – P-Class	1.30%	05/01/15	02/01/17
Risk Managed Real Estate Fund – Institutional Class	1.10%	03/26/14	02/01/17
Small Cap Value Fund – A-Class	1.30%	11/30/12	02/01/17
Small Cap Value Fund – C-Class	2.05%	11/30/12	02/01/17
Small Cap Value Fund – P-Class	1.30%	05/01/15	02/01/17
Small Cap Value Fund – Institutional Class	1.05%	11/30/12	02/01/17
World Equity Income Fund – A-Class	1.46%	08/15/13	02/01/17
World Equity Income Fund – C-Class	2.21%	08/15/13	02/01/17
World Equity Income Fund – P-Class	1.46%	05/01/15	02/01/17
World Equity Income Fund – Institutional Class	1.21%	08/15/13	02/01/17

*	Commencement of operations: February 26, 2016.

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2016, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Alpha Opportunity Fund	$93,166	$126,237	$68,666	$—	$288,069
Large Cap Value Fund	117,895	213,340	117,091	57,623	505,949
Market Neutral Real Estate Fund	—	—	—	5,945	5,945
Risk Managed Real Estate Fund	—	468	—	4,160	4,628
Small Cap Value Fund	103,548	199,545	153,832	102,474	559,399
World Equity Income Fund	146,093	167,150	—	—	313,244

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

During the period ended March 31, 2016, GI recouped $16,939 from the Alpha Opportunity Fund and $25,742 from World Equity Income Fund. These amounts are included in Management Fees in the Statement of Operations.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2016, the following Funds waived advisory fees related to investments in affiliated funds.

Fund	Amount
StylePlus—Large Core Fund	$4,458
StylePlus—Mid Growth Fund	1,793

For the period ended March 31, 2016, GFD retained sales charges of $274,695 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At March 31, 2016, GI and its affiliates owned 99.96% and 55.62% of the outstanding shares of the Alpha Opportunity Fund and Market Neutral Real Estate Fund, respectively.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Alpha Opportunity Fund	Swap equity contracts	$3,561,738	$—	$3,561,738	$3,561,738	$—	$—
Risk Managed Real Estate Fund	Swap equity contracts	2,233,020	—	2,233,020	2,233,020	—	—
StylePlus—Large Core Fund	Swap equity contracts	5,095,988	—	5,095,988	—	4,345,000	750,988
StylePlus—Mid Growth Fund	Swap equity contracts	2,515,717	—	2,515,717	—	2,060,000	455,717

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Alpha Opportunity Fund	Swap equity contracts	$4,086,030	$—	$4,086,030	$3,561,738	$524,292	$—
Market Neutral Real Estate Fund	Swap equity contracts	443,873	—	443,873	—	443,873	—
Risk Managed Real Estate Fund	Swap equity contracts	2,743,963	—	2,743,963	2,233,020	510,943	—
StylePlus—Large Core Fund	Swap equity contracts	745,236	—	745,236	—	745,236	—
StylePlus—Mid Growth Fund	Swap equity contracts	1,729,498	—	1,729,498	—	1,729,498	—

[1]	Exchange-traded futures are excluded from these reported amounts.

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6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$77,611,889	$2,789,578	$(3,761,176)	$(971,598)
Large Cap Value Fund	54,303,435	6,587,367	(3,845,254)	2,742,113
Market Neutral Real Estate Fund	4,709,812	356,319	(452)	355,867
Risk Managed Real Estate Fund	109,216,891	7,721,766	(2,079,053)	5,642,713
Small Cap Value Fund	17,929,029	2,190,860	(1,672,514)	518,346
StylePlus—Large Core Fund	186,383,293	1,914,365	(2,496,700)	(582,335)
StylePlus—Mid Growth Fund	76,645,611	805,925	(1,375,268)	(569,343)
World Equity Income Fund	89,792,242	6,141,390	(4,780,029)	1,361,361

7. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Alpha Opportunity Fund	$114,920,241	$106,149,582
Large Cap Value Fund	18,306,807	16,407,753
Market Neutral Real Estate Fund	5,606,902	936,062
Risk Managed Real Estate Fund	67,660,591	69,776,159
Small Cap Value Fund	5,542,266	6,450,207
StylePlus—Large Core Fund	65,483,723	63,366,252
StylePlus—Mid Growth Fund	27,055,433	30,505,120
World Equity Income Fund	21,431,428	22,284,391

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act.

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8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended March 31, 2016, in which the portfolio company is an “affiliated person”, were as follows:

Affiliated issuers by Fund	Value 09/30/15	Additions	Reductions	Value 03/31/16	Shares 03/31/16	Investment Income	Realized Gain (Loss)
StylePlus—Large Core Fund
Guggenheim Limited Duration Fund - Institutional Class	$—	$15,180,483	$—	$15,236,692	628,317	$30,483	$—
Guggenheim Strategy Fund I	42,522,683	197,381	(22,090,300)	20,541,950	827,971	197,250	(27,232)
Guggenheim Strategy Fund II	50,215,775	5,768,185	(8,950,000)	46,695,867	1,891,287	468,375	(118,160)
Guggenheim Strategy Fund III	50,309,143	15,627,258	—	65,393,260	2,650,720	727,259	—
	$143,047,601	$36,773,307	$(31,040,300)	$147,867,769		$1,423,367	$(145,392)

StylePlus—Mid Growth Fund
Guggenheim Limited Duration Fund - Institutional Class	$—	$6,037,254	$—	$6,059,811	249,889	$12,254	$—
Guggenheim Strategy Fund I	17,393,825	1,725,810	(11,268,541)	7,822,469	315,295	75,810	(4,077)
Guggenheim Strategy Fund II	22,101,923	1,504,662	(3,625,000)	19,831,924	803,237	204,662	(48,275)
Guggenheim Strategy Fund III	22,457,513	3,590,438	—	25,831,830	1,047,095	290,411	—
	$61,953,261	$12,858,164	$(14,893,541)	$59,546,034		$583,137	$(52,352)

9. Line of Credit

The Funds, with the exception of Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund and Market Neutral Real Estate Fund, secured a committed $800,000,000 line of credit from Citibank, N.A., good through October 7, 2016, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.25% at March 31, 2016), plus 1/2 of 1%. The Funds also pay a commitment fee at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2016.

10. Other Liabilities

StylePlus—Large Core Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2016.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 31, 2016, was $18,615.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

11. Large Shareholder Risk

As of March 31, 2016, 55.6% of the Alpha Opportunity Fund (the “Fund”) was held by Macro Opportunities Fund. The Fund may experience adverse effects if a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor, financial intermediary or another GI Fund). The Fund is subject to the risk that a redemption by those shareholders of all or a large portion of the Fund could cause the Fund to liquidate its assets at inopportune times, or at a loss or depressed value, which could adversely impact the Fund’s performance and cause the value of a shareholder’s investment to decline. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations Regarding Approval of Investment Advisory Agreement - Guggenheim Market Neutral Real Estate Fund

Guggenheim Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest in separate series, with each such series representing interests in a portfolio of securities and other assets (each, a “Fund” and collectively, the “Funds”). On November 10, 2015, Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), was approved to serve as the investment adviser to the Guggenheim Market Neutral Real Estate Fund (the “New Fund”), a new series of the Trust, pursuant to an investment advisory agreement between the Trust and GPIM, with respect to the New Fund (the “Advisory Agreement”). (Guggenheim Partners, GPIM and its affiliates may be referred to herein together as “Guggenheim.”) Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM regularly provides (or oversees the provision of) investment research, advice and supervision, a continuous investment program and the purchase and sale of securities and other investments for various Funds’ portfolios. GPIM will provide those same services to the New Fund under the Advisory Agreement.

The 1940 Act, provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons,” as defined by the 1940 Act, of the fund, cast in person at a meeting called for the purpose of considering such approval. At a meeting held in person on November 10, 2015 (the “November Meeting”), the Trustees who are not “interested persons” (collectively, the “Independent Trustees”) met separately from Guggenheim to consider the approval of the proposed Advisory Agreement. As part of its review process, the Independent Trustees were represented by independent legal counsel (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Independent Trustees various factors relevant to the consideration of the Advisory Agreement and the legal responsibilities of the Trustees related to such consideration and assisted the Independent Trustees in their deliberations.

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OTHER INFORMATION (Unaudited)(continued)

The Trustees, including the Independent Trustees, discussed the Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning the New Fund’s proposed investment advisory fee, investment objective and policies, investment strategies and portfolio construction process, market opportunity, fund positioning and portfolio management team (including biographies), among other things. GPIM provided peer group comparisons of the proposed contractual advisory fee and total net expense ratio, as set forth in a report prepared by an independent, third party research provider, FUSE Research Networks LLC (“FUSE”).

The Independent Trustees also considered the variety of written materials, reports and oral presentations it received during the year with respect to the other series of the Trust and in connection with the Independent Trustees’ service on the boards of trustees of other registered investment companies or series thereof for which GPIM or an affiliate serves as investment adviser or sub-adviser (“Guggenheim Funds”). Thus, in connection with their consideration of the proposed Advisory Agreement, the Independent Trustees also took into account relevant material provided by Guggenheim relating to the annual contract renewal proposals for the Guggenheim Funds considered at the May 19-20, 2015 Board meeting (“Contract Renewal”), including information concerning Guggenheim’s resources and financial information, as updated at the November Meeting.

The Board considered the foregoing materials in the context of its substantial accumulated experience in governing the other Guggenheim Funds and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Board concluded that it was in the best interests of the New Fund to approve the Advisory Agreement for an initial term of two years.

Nature, Extent and Quality of Services to Be Provided by the Investment Adviser: With respect to the nature, extent and quality of services to be provided by the Investment Adviser for the New Fund, the Independent Trustees considered the functions to be performed by the Investment Adviser for the New Fund and the nature and quality of services provided by GPIM in the past, including the firm’s management capabilities demonstrated with respect to other Guggenheim Funds. The Independent Trustees also considered the Investment Adviser’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board took into consideration the recent settlement of a regulatory matter and remedial steps taken in response by the Investment Adviser to enhance its compliance structure. In addition, the Independent Trustees took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm’s Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization’s risk management infrastructure and critical activities. The Independent Trustees also considered other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all Guggenheim Funds, including the New Fund, such as efforts to consolidate compliance manuals and align processes of the Funds with those of other funds managed by the Investment Adviser or another Guggenheim affiliate. Moreover, in connection with the Board’s evaluation of the overall package of services to be provided by the Investment Adviser, the Board considered the Investment Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the New Fund.

With respect to Guggenheim’s resources and the ability of the Investment Adviser to carry out its responsibilities under the Advisory Agreement, the Trustees considered the presentation by the Chief Financial Officer of Guggenheim Investments (the investment management business of Guggenheim Partners) in connection with Contract Renewal and his review of the audited financial statements of Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), the holding company of the investment advisers (including GPIM), broker/dealers and other entities that comprise Guggenheim Investments. In this connection, the Board took into account management’s statements set forth in a memorandum to the Board that: (i) there have been no material adverse changes to the previously provided information in connection with Contract Renewal that would affect the Trustees’ ability to fulfill their obligations under Section 15(c) of the 1940 Act; and (ii) GPIM is aware of no additional information, other than certain supplemental information provided to the Board for the November Meeting, that it believes would be relevant to the Trustees’ considerations.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

OTHER INFORMATION (Unaudited)(continued)

The Board also considered the acceptability of the terms of the Advisory Agreement (including the scope of services required to be performed by the Adviser), noting that the terms were consistent with the terms of the investment advisory agreements of other open-end Guggenheim Funds. Based on the foregoing, and based on other information received (both oral and written) at the November Meeting and in connection with Contract Renewal, as well as other considerations, including the Board’s knowledge of the Investment Adviser’s quality of performance of its duties for other Guggenheim Funds through Board meetings, discussions and reports during the year, the Board concluded that the Investment Adviser and its personnel were qualified to serve the New Fund in such capacity.

Investment Performance: With respect to investment performance, the Board noted that the New Fund has no operating history. As a result, the Board considered that the New Fund’s investment objective is to provide capital appreciation, while limiting exposure to general stock market risk. The Board noted that the New Fund will employ a fundamental long/short real estate equity strategy focusing on publicly-traded real estate investment trusts (or REITs) and other real estate operating companies based in the U.S. In addition, the Board noted that Guggenheim has managed the investment strategy to be employed for the New Fund in institutional accounts since September 2010 and has managed a sleeve within another Fund, the Guggenheim Risk Managed Real Estate Fund (the “Similar Fund”), in a similar manner as the proposed strategy. In this connection, Guggenheim provided performance information for an institutional composite investment strategy as compared to the Morningstar Market Neutral Category Average (institutional share class only). The Board also considered GPIM’s investment expertise generally, and the portfolio managers’ expertise and experience with this type of investment process, and determined that GPIM’s performance was expected to be acceptable.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized by GPIM from its Relationship with the New Fund: The Board compared the New Fund’s proposed contractual advisory fee and total net expense ratio to a smaller peer group and larger universe, as set forth in the FUSE report. The Board also reviewed the median and average advisory fees and expense ratios, including certain expense ratio components (e.g., distribution fees, administration fees, transfer agency fees and fee waivers/reimbursements) of the peer group of funds. The Board reviewed the proposed advisory fee and total net expense ratio for each of Class A, C, I, R6 and P, noting that in each case the advisory fee was equal to the peer group median, ranging from 25th to 33rd percentile, and the total net expense ratio (after fee caps and waivers) was below the peer group median, ranging from the 29th to 44th percentile. The Board also noted that although the proposed contractual advisory fee for the New Fund is higher than the advisory fee for the Comparable Fund, management stated that the New Fund plans to allocate a larger portion of its assets to a long-short equity strategy, which requires more extensive research and active portfolio management than is needed for the Similar Fund.

As a part of its considerations, the Board noted that GPIM proposed a fee waiver/expense limitation agreement with respect to the New Fund, limiting ordinary operating expenses to 1.65% for Class A and Class P shares, 2.40% for Class C shares and 1.40% for Class I and Class R6 shares through February 1, 2017. In addition, the Board took into account the proposed Affiliated Fund Waiver Agreement under which Guggenheim agreed, through February 1, 2017, to waive the amount of the advisory fee to the extent necessary to offset the proportionate share of any advisory fee paid by the New Fund with respect to investment in an affiliated underlying fund.

With respect to the costs of advisory services to be provided and estimated level of profitability, the Trustees noted the start-up nature of the New Fund, and that they would have the opportunity in the future to periodically reexamine this matter.

The Board considered other benefits to be available to GPIM because of its relationship with the New Fund and noted that GPIM may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, will receive fees for: (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the New Fund pursuant to a Fund Accounting and Administration Agreement; and (ii) acting as transfer agent for the New Fund and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications, and acting as the dividend disbursing agent pursuant to a Transfer Agency Agreement. In this connection, the Trustees considered its prior review of the compensation arrangements for the provision of the foregoing services.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

Economies of Scale to Be Realized: With respect to economies of scale, the Board considered that the New Fund was in its start-up phase. The Trustees also noted that they would have the opportunity in the future to periodically re-examine whether the New Fund had achieved economies of scale and the appropriateness of the advisory fees payable by the New Fund to GPIM.

Overall Conclusions

Based on the foregoing, the Trustees determined that the proposed investment advisory fees for the New Fund are fair and reasonable in light of the extent and quality of the services to be provided and other benefits to be received and that the approval of the Advisory Agreement is in the best interests of the New Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Trustee, in the exercise of his business judgment, may attribute different weights to different factors. At the November Meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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3.31.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Diversified Income Fund
Guggenheim High Yield Fund
Guggenheim Investment Grade Bond Fund
Guggenheim Limited Duration Fund
Guggenheim Municipal Income Fund

SBINC-SEMI-0316x0916	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIVERSIFIED INCOME FUND	8
HIGH YIELD FUND	16
INVESTMENT GRADE BOND FUND	32
LIMITED DURATION FUND	46
MUNICIPAL INCOME FUND	63
NOTES TO FINANCIAL STATEMENTS	74
OTHER INFORMATION	94
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	98
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	102

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for a selection of our Funds (the “Funds”) for the six-month period ended March 31, 2016.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1.Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2.Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Diversified Income Fund[4]
A-Class	0.78%	2.63%	$ 1,000.00	$ 1,026.30	$ 1.30
C-Class	1.52%	2.51%	1,000.00	1,025.10	2.52
P-Class	0.78%	2.62%	1,000.00	1,026.20	1.30
Institutional Class	0.57%	2.70%	1,000.00	1,027.00	0.95
High Yield Fund
A-Class	1.24%	(0.52%)	1,000.00	994.80	6.18
C-Class	1.99%	(0.96%)	1,000.00	990.40	9.90
P-Class	1.24%	(0.57%)	1,000.00	994.30	6.18
Institutional Class	0.99%	(0.47%)	1,000.00	995.30	4.94
Investment Grade Bond Fund
A-Class	1.06%	1.25%	1,000.00	1,012.50	5.33
C-Class	1.81%	0.88%	1,000.00	1,008.80	9.09
P-Class	1.05%	1.22%	1,000.00	1,012.20	5.28
Institutional Class	0.80%	1.43%	1,000.00	1,014.30	4.03
Limited Duration Fund
A-Class	0.85%	(0.19%)	1,000.00	998.10	4.25
C-Class	1.60%	(0.57%)	1,000.00	994.30	7.98
P-Class	0.86%	(0.18%)	1,000.00	998.20	4.30
Institutional Class	0.60%	(0.06%)	1,000.00	999.40	3.00
Municipal Income Fund
A-Class	0.81%	2.93%	1,000.00	1,029.30	4.11
C-Class	1.56%	2.46%	1,000.00	1,024.60	7.90
P-Class	0.82%	2.85%	1,000.00	1,028.50	4.16
Institutional Class	0.56%	2.97%	1,000.00	1,029.70	2.84

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Diversified Income Fund[4]
A-Class	0.78%	5.00%	$ 1,000.00	$ 1,021.10	$ 3.94
C-Class	1.52%	5.00%	1,000.00	1,017.40	7.67
P-Class	0.78%	5.00%	1,000.00	1,021.10	3.94
Institutional Class	0.57%	5.00%	1,000.00	1,022.15	2.88
High Yield Fund
A-Class	1.24%	5.00%	1,000.00	1,018.80	6.26
C-Class	1.99%	5.00%	1,000.00	1,015.05	10.02
P-Class	1.24%	5.00%	1,000.00	1,018.80	6.26
Institutional Class	0.99%	5.00%	1,000.00	1,020.05	5.00
Investment Grade Bond Fund
A-Class	1.06%	5.00%	1,000.00	1,019.70	5.35
C-Class	1.81%	5.00%	1,000.00	1,015.95	9.12
P-Class	1.05%	5.00%	1,000.00	1,019.75	5.30
Institutional Class	0.80%	5.00%	1,000.00	1,021.00	4.04
Limited Duration Fund
A-Class	0.85%	5.00%	1,000.00	1,020.75	4.29
C-Class	1.60%	5.00%	1,000.00	1,017.00	8.07
P-Class	0.86%	5.00%	1,000.00	1,020.70	4.34
Institutional Class	0.60%	5.00%	1,000.00	1,022.00	3.03
Municipal Income Fund
A-Class	0.81%	5.00%	1,000.00	1,020.95	4.09
C-Class	1.56%	5.00%	1,000.00	1,017.20	7.87
P-Class	0.82%	5.00%	1,000.00	1,020.90	4.14
Institutional Class	0.56%	5.00%	1,000.00	1,022.20	2.83

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.
[4]

Since commencement of operations: January 29, 2016. Expenses paid based on actual fund return are calculated using 60 days from the commencement of operations. Expenses paid based on hypothetical 5% return are calculated using 183 days.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2016

DIVERSIFIED INCOME FUND

OBJECTIVE: Seeks to achieve high current income with consideration for capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	January 29, 2016
C-Class	January 29, 2016
P-Class	January 29, 2016
Institutional Class	January 29, 2016

Ten Largest Holdings (% of Total Net Assets)
Guggenheim High Yield Fund - Institutional Class	24.7%
Guggenheim Floating Rate Strategies Fund - Institutional Class	20.5%
Guggenheim Limited Duration Fund - Institutional Class	13.5%
Guggenheim S&P High Income Infrastructure ETF	10.6%
Guggenheim Investment Grade Bond Fund - Institutional Class	9.7%
Guggenheim World Equity Income Fund - Institutional Class	7.1%
Guggenheim Risk Managed Real Estate Fund - Institutional Class	4.2%
Eaton Vance Tax-Managed Buy-Write Income Fund	0.2%
Voya Global Equity Dividend and Premium Opportunity Fund	0.2%
Cohen & Steers REIT and Preferred Income Fund, Inc.	0.2%
Top Ten Total	90.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
DIVERSIFIED INCOME FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 10.6%
Guggenheim S&P High Income Infrastructure ETF[1]	23,785	$546,579
Total Exchange-Traded Funds
(Cost $499,952)		546,579

MUTUAL FUNDS† - 79.7%
Guggenheim High Yield Fund - Insitutional Class[1]	150,392	1,267,801
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	41,665	1,053,695
Guggenheim Limited Duration Fund - Institutional Class[1]	28,533	691,937
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	27,835	498,803
Guggenheim World Equity Income Fund - Institutional Class[1]	27,987	365,229
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	7,640	214,457
Total Mutual Funds
(Cost $4,032,423)		4,091,922

CLOSED-END FUNDS† - 8.7%
Eaton Vance Tax-Managed Buy-Write Income Fund	771	12,506
Voya Global Equity Dividend and Premium Opportunity Fund	1,760	12,479
Cohen & Steers REIT and Preferred Income Fund, Inc.	659	12,468
Avenue Income Credit Strategies Fund	1,134	12,429
Calamos Convertible and High Income Fund	1,195	12,416
John Hancock Investors Trust	798	12,321
LMP Capital and Income Fund, Inc.	995	12,308
John Hancock Preferred Income Fund II	578	12,288
Legg Mason BW Global Income Opportunities Fund, Inc.	995	12,288
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,151	12,281
Western Asset High Income Fund II, Inc.	1,857	12,275
Cohen & Steers Quality Income Realty Fund, Inc.	988	12,261
Eaton Vance Enhanced Equity Income Fund II	946	12,251
New America High Income Fund, Inc.	1,517	12,242
John Hancock Premium Dividend Fund	807	12,202
Wells Fargo Global Dividend Opportunity Fund	2,043	12,197
Neuberger Berman High Yield Strategies Fund, Inc.	1,146	12,159
Eaton Vance Floating-Rate Income Trust	923	12,147
Pioneer High Income Trust	1,206	12,108
BlackRock Multi-Sector Income Trust	761	12,031
Nuveen S&P 500 Dynamic Overwrite Fund	902	12,015
Western Asset Worldwide Income Fund, Inc.	1,153	11,980
ClearBridge Energy MLP Opportunity Fund, Inc.	1,061	11,957
Western Asset Premier Bond Fund	951	11,935
PIMCO Income Strategy Fund II	1,364	11,935
Cohen & Steers Select Preferred and Income Fund, Inc.	469	11,856
BlackRock Enhanced Capital and Income Fund, Inc.	875	11,848
Nuveen Tax-Advantaged Dividend Growth Fund	863	11,823
Eaton Vance Tax-Advantaged Dividend Income Fund	616	11,821
Invesco High Income Trust II	892	11,810
Alpine Total Dynamic Dividend Fund	1,572	11,790
Nuveen Credit Strategies Income Fund	1,488	11,770
Western Asset High Yield Defined Opportunity Fund, Inc.	834	11,626
PIMCO Corporate & Income Strategy Fund	835	11,481
PIMCO Income Opportunity Fund	551	11,433
Ivy High Income Opportunities Fund	890	11,330
PIMCO Dynamic Income Fund	421	10,967
Total Closed-End Funds
(Cost $424,467)		445,034

Total Investments - 99.0%
(Cost $4,956,842)		$5,083,535
Other Assets & Liabilities, net - 1.0%		50,290
Total Net Assets - 100.0%		$5,133,825

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
June 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $717,675)	7	$(18,638)

†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer — See Note 7.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
DIVERSIFIED INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Exchange-Traded Funds	$546,579	$—	$—	$—	$546,579
Closed-End Funds	445,034	—	—	—	445,034
Mutual Funds	4,091,922	—	—	—	4,091,922
Total	$5,083,535	$—	$—	$—	$5,083,535

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	$—	$18,638	$—	$—	$18,638
Total	$—	$18,638	$—	$—	$18,638

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended March 31, 2016, there were no transfers between levels.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $424,467)	$445,034
Investments in affiliated issuers, at value (cost $4,532,375)	4,638,501
Total investments (cost $4,956,842)	5,083,535
Segregated cash with broker	33,250
Cash	20,985
Receivables:
Dividends	19,695
Management fees	4,537
Variation margin	1,645
Interest	109
Total assets	5,163,756

Liabilities:
Payable for:
Securities purchased	18,592
Professional fees	3,616
Transfer agent/maintenance fees	2,264
Legal fees	1,644
Trustees' fees*	1,151
Distribution and service fees	132
Miscellaneous	2,532
Total liabilities	29,931
NET ASSETS	$5,133,825

Net assets consist of:
Paid in capital	$5,034,465
Undistributed net investment income	5,313
Accumulated net realized loss on investments	(14,008)
Net unrealized appreciation on investments	108,055
Net assets	$5,133,825

A-Class:
Net assets	$102,706
Capital shares outstanding	4,029
Net asset value per share	$25.49
Maximum offering price per share (Net asset value divided by 96.00%)	$26.55

C-Class:
Net assets	$102,521
Capital shares outstanding	4,021
Net asset value per share	$25.49

P-Class:
Net assets	$102,644
Capital shares outstanding	4,026
Net asset value per share	$25.49

Institutional Class:
Net assets	$4,825,954
Capital shares outstanding	189,290
Net asset value per share	$25.50

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016**

Investment Income:
Dividends from securities of affiliated issuers	$36,786
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $34)	7,800
Interest	38
Total investment income	44,624

Expenses:
Management fees	6,164
Transfer agent/maintenance fees:
A-Class	27
C-Class	17
P-Class	5
Institutional Class	251
Distribution and service fees:
A-Class	41
C-Class	164
P-Class	41
Fund accounting/administration fees	4,109
Professional fees	3,616
Legal fees	1,644
Trustees’ fees*	1,151
Printing expenses	1,151
Custodian fees	559
Miscellaneous	822
Total expenses	19,762
Less:
Expenses waived by Adviser due to expense limit	(10,661)
Expenses waived by Adviser due to affiliated issuers	(4,193)
Total waived expenses	(14,854)
Net expenses	4,908
Net investment income	39,716

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,781
Investments in affiliated issuers	(144)
Futures contracts	(18,645)
Net realized loss	(14,008)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	20,567
Investments in affiliated issuers	106,126
Futures contracts	(18,638)
Net change in unrealized appreciation (depreciation)	108,055
Net realized and unrealized gain	94,047
Net increase in net assets resulting from operations	$133,763

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: January 29, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2016[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$39,716
Net realized loss on investments	(14,008)
Net change in unrealized appreciation (depreciation) on investments	108,055
Net increase in net assets resulting from operations	133,763

Distributions to shareholders from:
Net investment income
A-Class	(660)
C-Class	(541)
P-Class	(658)
Institutional Class	(32,544)
Total distributions to shareholders	(34,403)

Capital share transactions:
Proceeds from sale of shares
A-Class	100,153
C-Class	100,000
P-Class	100,000
Institutional Class	4,700,000
Distributions reinvested
A-Class	660
C-Class	541
P-Class	658
Institutional Class	32,544
Cost of shares redeemed
A-Class	(91)
C-Class	—
P-Class	—
Institutional Class	—
Net increase from capital share transactions	5,034,465
Net increase in net assets	5,133,825

Net assets:
Beginning of period	—
End of period	$5,133,825
Undistributed net investment income at end of period	$5,313

Capital share activity:
Shares sold
A-Class	4,007
C-Class	4,000
P-Class	4,000
Institutional Class	188,000
Shares issued from reinvestment of distributions
A-Class	26
C-Class	21
P-Class	26
Institutional Class	1,290
Shares redeemed
A-Class	(4)
C-Class	—
P-Class	—
Institutional Class	—
Net increase in shares	201,366

[a]	Since commencement of operations: January 29, 2016.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.19
Net gain (loss) on investments (realized and unrealized)	.46
Total from investment operations	.65
Less distributions from:
Net investment income	(.16)
Total distributions	(.16)
Net asset value, end of period	$25.49

Total Return[d]	2.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103
Ratios to average net assets:
Net investment income (loss)	4.65%
Total expenses[c]	2.75%
Net expenses[e]	0.78%
Portfolio turnover rate	6%

C-Class	Period Ended March 31, 2016[a]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.16
Net gain (loss) on investments (realized and unrealized)	.49
Total from investment operations	.65
Less distributions from:
Net investment income	(.16)
Total distributions	(.16)
Net asset value, end of period	$25.49

Total Return[d]	2.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103
Ratios to average net assets:
Net investment income (loss)	3.91%
Total expenses[c]	3.44%
Net expenses[e]	1.52%
Portfolio turnover rate	6%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.19
Net gain (loss) on investments (realized and unrealized)	.44
Total from investment operations	.63
Less distributions from:
Net investment income	(.14)
Total distributions	(.14)
Net asset value, end of period	$25.49

Total Return[d]	2.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103
Ratios to average net assets:
Net investment income (loss)	4.65%
Total expenses[c]	2.62%
Net expenses[e]	0.78%
Portfolio turnover rate	6%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)[b]	.20
Net gain (loss) on investments (realized and unrealized)	.47
Total from investment operations	.67
Less distributions from:
Net investment income	(.17)
Total distributions	(.17)
Net asset value, end of period	$25.50

Total Return[d]	2.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,826
Ratios to average net assets:
Net investment income (loss)	4.86%
Total expenses[c]	2.37%
Net expenses[e]	0.57%
Portfolio turnover rate	6%

[a]	Since commencement of operations: January 29, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

FUND PROFILE (Unaudited)	March 31, 2016

HIGH YIELD FUND

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AAA	0.2%
A	0.2%
BBB	6.1%
BB	45.0%
B	34.0%
CCC	9.1%
C	0.1%
D	0.4%
NR2	0.9%
Other Instruments	4.0%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	August 5, 1996
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Vector Group Ltd.	1.7%
ContourGlobal Power Holdings S.A.	1.4%
WMG Acquisition Corp.	1.3%
Infor US, Inc.	1.3%
Kennedy-Wilson, Inc.	1.3%
Open Text Corp.	1.2%
First Data Corp.	1.1%
ADT Corp.	1.1%
LBC Tank Terminals Holding Netherlands BV	1.0%
Eldorado Gold Corp.	1.0%
Top Ten Total	12.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
HIGH YIELD FUND

	Shares	Value

COMMON STOCKS† - 0.2%

Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	$494,560

Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	39,243

Industrial - 0.0%
Targus Group International, Inc.*,†††,1	13,240	20,257

Energy - 0.0%
Stallion Oilfield Holdings Ltd.*,††	8,257	2,890

Diversified - 0.0%
Leucadia National Corp.	81	1,310

Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	1,044,540	80

Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	8	67

Total Common Stocks
(Cost $775,580)		558,407

PREFERRED STOCKS†† - 1.9%
Industrial - 1.0%
Seaspan Corp. 6.38% due 04/30/19[1]	80,000	1,980,800
U.S. Shipping Corp.*,1	14,718	27,596
Total Industrial		2,008,396

Financial - 0.8%
Morgan Stanley 6.38%[2,3]	46,000	1,199,220
Aspen Insurance Holdings Ltd. 5.95%[1,2,3]	19,965	528,074
Total Financial		1,727,294

Communications - 0.1%
Medianews Group, Inc.*	11,074	323,915
Total Preferred Stocks
(Cost $4,192,221)		4,059,605

EXCHANGE-TRADED FUNDS† - 0.8%
SPDR Barclays High Yield Bond ETF	50,000	1,712,500
Total Exchange-Traded Funds
(Cost $1,726,695)		1,712,500

SHORT TERM INVESTMENTS† - 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[4]	2,670,677	2,670,677
Total Short Term Investments
(Cost $2,670,677)		2,670,677

	Face Amount[9]		Value

CORPORATE BONDS†† - 76.4%
Communications - 16.3%
T-Mobile USA, Inc.
6.50% due 01/15/26		2,050,000	2,129,437
6.00% due 04/15/24		1,300,000	1,316,250
MDC Partners, Inc.
6.75% due 04/01/20[5,6]		2,000,000	2,067,500
6.50% due 05/01/24[6]		1,200,000	1,225,500
Sprint Communications, Inc.
9.00% due 11/15/18[6]		1,750,000	1,833,125
7.00% due 03/01/20[6]		1,000,000	1,000,000
6.00% due 11/15/22		150,000	109,688
DISH DBS Corp.
5.88% due 11/15/24		2,300,000	2,110,249
5.88% due 07/15/22		750,000	710,625
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21		2,050,000	2,224,250
CSC Holdings LLC
5.25% due 06/01/24		1,100,000	980,375
6.75% due 11/15/21		850,000	872,950
Neptune Finco Corp.
6.63% due 10/15/25[6]		1,400,000	1,513,610
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25		1,400,000	1,368,525
Numericable-SFR S.A.
6.00% due 05/15/22[6]		1,350,000	1,316,250
Interoute Finco plc
7.38% due 10/15/20	EUR	1,000,000	1,234,568
Sirius XM Radio, Inc.
5.38% due 04/15/25[6]		900,000	915,750
6.00% due 07/15/24[6]		250,000	263,125
Virgin Media Secured Finance plc
5.25% due 01/15/26[6]		1,050,000	1,050,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24		1,000,000	1,047,500
CCOH Safari LLC
5.75% due 02/15/26[6]		1,000,000	1,035,000
TIBCO Software, Inc.
11.38% due 12/01/21[6]		1,100,000	962,500
Altice US Finance I Corp.
5.38% due 07/15/23[6]		900,000	924,188
Sprint Corp.
7.88% due 09/15/23		1,000,000	764,790
7.63% due 02/15/25		100,000	74,250
Discovery Communications LLC
4.90% due 03/11/26		800,000	824,819
UPCB Finance IV Ltd.
5.38% due 01/15/25[6]		700,000	708,750
Avaya, Inc.
7.00% due 04/01/19[6]		1,050,000	708,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
HIGH YIELD FUND

	Face Amount[9]		Value

Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[6]		$650,000	$672,750
CCO Safari II LLC
4.46% due 07/23/22		600,000	627,161
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50% due 04/30/21		600,000	621,306
Level 3 Financing, Inc.
5.25% due 03/15/26		550,000	554,125
Cogent Communications Group, Inc.
5.38% due 03/01/22[6]		400,000	393,000
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[6]	CAD	500,000	371,549
Inmarsat Finance plc
4.88% due 05/15/22[6]		350,000	329,656
CenturyLink, Inc.
5.63% due 04/01/25		350,000	313,250
Total Communications			35,175,121

Consumer, Non-cyclical - 11.5%
Vector Group Ltd.
7.75% due 02/15/21		3,480,000	3,654,000
ADT Corp.
6.25% due 10/15/21[5]		2,300,000	2,311,500
3.50% due 07/15/22		850,000	735,250
HCA, Inc.
5.88% due 02/15/26		1,350,000	1,390,500
5.25% due 06/15/26		500,000	512,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]		1,950,000	1,813,500
Tenet Healthcare Corp.
4.13% due 06/15/20[2,6]		1,700,000	1,687,249
Opal Acquisition, Inc.
8.88% due 12/15/21[6]		2,300,000	1,604,250
Central Garden & Pet Co.
6.13% due 11/15/23		1,500,000	1,560,000
US Foods, Inc.
8.50% due 06/30/19		1,450,000	1,489,875
Bumble Bee Holdco SCA
9.62% due 03/15/18[6]		1,424,000	1,402,640
WEX, Inc.
4.75% due 02/01/23[6]		1,500,000	1,320,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]		1,250,000	1,253,125
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]		845,000	809,088
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[6]		700,000	740,250
Halyard Health, Inc.
6.25% due 10/15/22		550,000	547,938
CHS/Community Health Systems, Inc.
5.13% due 08/15/18		500,000	503,750
DaVita HealthCare Partners, Inc.
5.00% due 05/01/25		450,000	445,500
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		400,000	416,000
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.37% due 08/01/23[6]		400,000	410,720
R&R Ice Cream plc
8.25% due 05/15/20[10]	AUD	200,000	158,018
MEDNAX, Inc.
5.25% due 12/01/23[6]		100,000	104,000
Total Consumer, Non-cyclical			24,869,653

Financial - 9.2%
Kennedy-Wilson, Inc.
5.87% due 04/01/24		2,850,000	2,785,875
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]		2,150,000	1,859,751
7.50% due 04/15/21[6]		1,000,000	860,000
Lincoln Finance Ltd.
6.87% due 04/15/21	EUR	1,600,000	1,893,383
National Financial Partners Corp.
9.00% due 07/15/21[6]		1,500,000	1,440,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		800,000	759,200
6.00% due 08/01/20		650,000	632,125
American Equity Investment Life Holding Co.
6.63% due 07/15/21		1,350,000	1,387,125
Iron Mountain, Inc.
6.12% due 09/15/22	GBP	850,000	1,236,175
Citigroup, Inc.
6.30% due 12/29/49[2,3]		700,000	672,338
5.95% due 12/31/49[2,3]		450,000	433,125
GEO Group, Inc.
5.88% due 01/15/22		900,000	911,250
Greystar Real Estate Partners LLC
8.25% due 12/01/22[6]		710,000	733,075
NewStar Financial, Inc.
7.25% due 05/01/20		800,000	720,000
Wilton Re Finance LLC
5.87% due 03/30/33[2,6]		650,000	705,854
Bank of America Corp.
6.10% due 03/12/49[2,3]		700,000	689,500
EPR Properties
5.75% due 08/15/22		450,000	485,169
Lock AS
7.00% due 08/15/21	EUR	400,000	480,173
HUB International Ltd.
9.25% due 02/15/21[6]		450,000	466,875
Compass Bank
3.88% due 04/10/25		450,000	422,060
Majid AL Futtaim Holding
7.12% due 12/31/49		300,000	315,000

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
HIGH YIELD FUND

	Face Amount[9]		Value

Quicken Loans, Inc.
5.75% due 05/01/25[6]		$250,000	$242,500
Total Financial			20,130,553

Industrial - 9.1%
Novelis, Inc.
8.75% due 12/15/20		1,750,000	1,766,275
8.38% due 12/15/17		1,250,000	1,271,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19		1,300,000	1,322,750
6.88% due 02/15/21		400,000	414,000
Amsted Industries, Inc.
5.38% due 09/15/24[6]		1,650,000	1,586,063
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]		1,650,000	1,575,750
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19		1,500,000	1,552,500
CNH Industrial Capital LLC
4.38% due 11/06/20[5]		800,000	786,000
4.88% due 04/01/21		600,000	597,750
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		1,050,000	1,084,125
CEVA Group plc
7.00% due 03/01/21[6]		1,300,000	1,036,750
Moto Finance plc
6.37% due 09/01/20	GBP	650,000	952,555
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[6]		825,000	848,719
Standard Industries, Inc.
5.50% due 02/15/23[6]		700,000	715,750
LMI Aerospace, Inc.
7.38% due 07/15/19		761,000	715,340
Anixter, Inc.
5.50% due 03/01/23[6]		650,000	658,125
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]		580,000	629,300
BMBG Bond Finance SCA
4.86% due 10/15/20[2,6]	EUR	550,000	625,818
Actuant Corp.
5.63% due 06/15/22		600,000	609,000
Coveris Holdings S.A.
7.88% due 11/01/19[6]		550,000	492,250
Hexcel Corp.
4.70% due 08/15/25		400,000	402,485
Moog, Inc.
5.25% due 12/01/22[6]		200,000	200,250
Total Industrial			19,842,805

Energy - 8.2%
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		1,911,000	1,870,391
5.63% due 02/01/21		1,100,000	1,057,375
5.63% due 04/15/23		250,000	237,500
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[5,6]		3,200,000	3,108,000
Antero Resources Corp.
5.63% due 06/01/23		800,000	736,000
6.00% due 12/01/20		750,000	712,500
5.13% due 12/01/22		300,000	272,250
5.38% due 11/01/21		250,000	231,250
CONSOL Energy, Inc.
8.00% due 04/01/23		1,300,000	971,360
5.88% due 04/15/22		950,000	684,589
Comstock Resources, Inc.
10.00% due 03/15/20[6]		2,150,000	1,058,875
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20		980,000	769,300
Keane Group Holdings LLC
8.50% due 08/08/19†††,1		968,750	661,172
Unit Corp.
6.63% due 05/15/21		1,300,000	653,250
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20		650,000	327,844
6.38% due 06/15/23		650,000	299,000
FTS International, Inc.
8.13% due 06/15/20[2,6]		700,000	472,142
6.25% due 05/01/22		700,000	77,000
QEP Resources, Inc.
6.88% due 03/01/21		550,000	504,625
TerraForm Power Operating LLC
5.88% due 02/01/23[6]		400,000	324,000
6.13% due 06/15/25[5,6]		225,000	175,500
SandRidge Energy, Inc.
8.75% due 06/01/20[6]		1,850,000	448,625
7.50% due 03/15/21		250,000	14,375
Gibson Energy, Inc.
6.75% due 07/15/21[6]		500,000	460,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21		1,090,000	207,100
8.00% due 12/01/20		965,000	185,763
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[1]		1,450,000	210,250
9.25% due 08/15/21[1]		1,100,000	170,500
Whiting Petroleum Corp.
5.75% due 03/15/21		500,000	332,500
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21		300,000	235,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
HIGH YIELD FUND

	Face Amount[9]	Value

BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	$1,750,000	$175,000
DCP Midstream LLC
5.35% due 03/15/20[6]	150,000	129,080
Ultra Petroleum Corp.
5.75% due 12/15/18	500,000	35,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[7,10]	217,167	31,598
SemGroup, LP
8.75% due 11/15/15†††,1	1,300,000	1
Total Energy		17,839,215

Consumer, Cyclical - 8.2%
WMG Acquisition Corp.
6.75% due 04/15/22[5,6]	2,950,000	2,920,500
6.00% due 01/15/21[6]	350,000	357,875
5.63% due 04/15/22[6]	350,000	355,250
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	1,300,000	1,140,750
6.50% due 05/01/21	650,000	576,875
6.75% due 01/15/22	450,000	399,375
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	1,500,000	1,537,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]	1,400,000	1,319,500
Hanesbrands, Inc.
6.38% due 12/15/20	1,200,000	1,242,000
Nathan’s Famous, Inc.
10.00% due 03/15/20[6]	1,000,000	1,052,500
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/20	900,000	929,250
Hyatt Hotels Corp.
4.85% due 03/15/26	700,000	730,423
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	650,000	627,250
5.75% due 03/01/25	100,000	95,500
Lennar Corp.
4.75% due 04/01/21	700,000	708,750
Wyndham Worldwide Corp.
5.10% due 10/01/25	650,000	682,950
Interval Acquisition Corp.
5.63% due 04/15/23	600,000	601,500
Group 1 Automotive, Inc.
5.25% due 12/15/23[6]	550,000	543,125
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]	500,000	501,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	400,000	429,000
QVC, Inc.
4.85% due 04/01/24	400,000	397,632
Men’s Wearhouse, Inc.
7.00% due 07/01/22	450,000	381,375
L Brands, Inc.
6.88% due 11/01/35	250,000	271,300
Total Consumer, Cyclical		17,801,430

Technology - 7.9%
First Data Corp.
5.75% due 01/15/24[6]	2,350,000	2,349,765
5.00% due 01/15/24[6]	1,600,000	1,602,000
7.00% due 12/01/23[6]	350,000	353,500
Infor US, Inc.
6.50% due 05/15/22[5]	3,100,000	2,820,999
NCR Corp.
6.38% due 12/15/23	1,500,000	1,545,000
5.88% due 12/15/21	1,000,000	1,022,500
Open Text Corp.
5.63% due 01/15/23[6]	2,500,000	2,550,000
Epicor Software
9.24% due 06/21/23†††	2,000,000	1,831,000
Micron Technology, Inc.
5.25% due 08/01/23[6]	2,050,000	1,675,875
Aspect Software, Inc.
10.63% due 05/15/17†††,1,7	1,235,000	494,000
Microsoft Corp.
4.20% due 11/03/35	450,000	482,350
Applied Materials, Inc.
3.90% due 10/01/25	450,000	477,384
Total Technology		17,204,373

Utilities - 2.8%
AES Corp.
7.38% due 07/01/21	1,250,000	1,400,000
5.50% due 03/15/24	1,000,000	977,500
4.88% due 05/15/23	350,000	336,875
3.64% due 06/01/19[2]	300,000	289,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	2,405,000	2,236,650
Terraform Global Operating LLC
9.75% due 08/15/22[6]	1,200,000	900,000
Total Utilities		6,140,525

Basic Materials - 2.3%
Eldorado Gold Corp.
6.13% due 12/15/20[6]	2,450,000	2,235,625
TPC Group, Inc.
8.75% due 12/15/20[6]	1,585,000	1,109,500
Constellium N.V.
7.88% due 04/01/21[6]	700,000	699,391

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
HIGH YIELD FUND

	Face Amount[9]		Value

Yamana Gold, Inc.
4.95% due 07/15/24		$625,000	$528,125
Cascades, Inc.
5.75% due 07/15/23[6]		350,000	330,313
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[6]		140,000	86,450
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1		265,505	69,031
1.00% due 09/10/44†††,1		5,561	—
Total Basic Materials			5,058,435

Diversified - 0.9%
HRG Group, Inc.
7.88% due 07/15/19		1,885,000	1,987,921
Total Corporate Bonds
(Cost $181,725,649)			166,050,031

SENIOR FLOATING RATE INTERESTS†† - 22.9%
Consumer, Cyclical - 5.0%
Sky Bet
6.50% due 02/25/22	GBP	950,000	1,361,629
PETCO Animal Supplies, Inc.
5.75% due 01/26/23		900,000	898,623
5.62% due 01/26/23		300,000	299,550
Belk, Inc.
5.75% due 12/12/22		1,300,000	1,146,171
Fitness International LLC
5.50% due 07/01/20		1,180,108	1,135,854
Talbots, Inc.
5.50% due 03/19/20		1,015,651	946,252
Mavis Tire
6.25% due 11/02/20†††,1		945,250	924,738
DLK Acquisitions BV
8.50% due 08/28/19	EUR	700,000	795,301
Navistar, Inc.
6.50% due 08/07/20		798,000	726,180
BBB Industries, LLC
4.43% due 11/04/19[1]		657,143	591,501
Sears Holdings Corp.
5.50% due 06/30/18		546,324	519,008
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		450,091	441,089
National Vision, Inc.
6.75% due 03/11/22		450,000	403,875
PF Chang’s
4.25% due 07/02/19		397,896	378,001
Men’s Wearhouse
4.50% due 06/18/21		200,000	192,126
Advantage Sales & Marketing LLC
3.39% due 07/25/19[1]		110,000	100,599
Total Consumer, Cyclical			10,860,497

Industrial - 4.6%
Flakt Woods
2.63% due 03/20/17†††,1	EUR	1,617,056	1,822,505
KC Merger Sub, Inc.
6.00% due 08/12/22		1,145,247	1,129,499
CareCore National LLC
5.50% due 03/05/21		1,196,119	1,112,391
Mitchell International, Inc.
8.50% due 10/11/21		973,000	853,808
Hardware Holdings LLC
6.75% due 03/30/20†††,1		592,500	577,688
Hillman Group, Inc.
3.81% due 06/28/19[1]		614,286	570,620
API Technologies Corp.
10.00% due 02/06/18†††,1		550,045	553,896
CPM Holdings, Inc.
6.00% due 04/11/22		496,250	488,186
LSF9 Cypress Holdings LLC
7.25% due 10/09/22		500,000	473,335
Hunter Defense Technologies
due 08/05/19[1,8]		468,750	375,000
Panda Power
7.50% due 08/21/20		400,000	362,000
SIRVA Worldwide, Inc.
7.50% due 03/27/19[1]		379,651	358,770
Transdigm, Inc.
3.50% due 05/14/22		346,668	341,035
Quanex Building Products Corp.
6.25% due 11/02/22		300,000	299,250
Wencor Group
3.94% due 06/19/19		321,538	297,307
Mast Global
7.75% due 09/12/19†††,1		271,017	267,873
CEVA Logistics US Holdings
6.50% due 03/19/21		90,705	74,530
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		65,929	54,172
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		63,633	52,285
NANA Development Corp.
8.00% due 03/15/18[1]		44,444	38,889
CEVA Logistics Canada, ULC
6.50% due 03/19/21		11,338	9,316
Total Industrial			10,112,355

Technology - 3.8%
Solera LLC
5.75% due 03/03/23		1,300,000	1,297,453
TIBCO Software, Inc.
6.50% due 12/04/20		1,240,117	1,111,765
Avago Technologies Ltd.
4.25% due 02/01/23		1,000,000	994,430
Sparta Holding Corp.
6.50% due 07/28/20†††		859,551	853,355

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
HIGH YIELD FUND

	Face Amount[9]		Value

Advanced Computer Software
6.50% due 03/18/22		$544,500	$522,720
10.50% due 01/31/23		300,000	275,250
Greenway Medical Technologies
9.25% due 11/04/21[1]		550,000	423,500
6.00% due 11/04/20[1]		342,125	294,228
Verisure Cayman 2
5.25% due 10/10/22	EUR	500,000	569,568
Aspect Software, Inc.
9.50% due 09/30/16		459,009	454,419
SolarWinds Holdings, Inc.
6.50% due 02/03/23		425,000	420,040
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		346,000	338,215
Flexera Software LLC
8.00% due 04/02/21		250,000	231,250
Quorum Business Solutions
5.75% due 08/06/21[1]		217,800	214,533
Avaya, Inc.
6.50% due 03/30/18		292,040	213,919
The Active Network, Inc.
5.50% due 11/13/20		146,994	139,276
Total Technology			8,353,921

Communications - 2.8%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		1,405,938	1,397,910
Match Group, Inc.
5.50% due 11/16/22		1,036,875	1,036,232
Mitel Networks Corp.
5.50% due 04/29/22		1,010,955	1,009,377
Cartrawler
4.25% due 04/29/21[1]	EUR	650,000	717,415
Neptune Finco Corp.
5.00% due 10/10/22		500,000	499,920
Anaren, Inc.
9.25% due 08/18/21[1]		500,000	455,835
Gogo LLC
7.50% due 03/21/18[1]		413,656	397,110
MergerMarket Ltd.
4.50% due 02/04/21		294,000	285,180
Cablevision Systems
2.93% due 04/17/20		211,819	211,555
Total Communications			6,010,534

Consumer, Non-cyclical - 2.7%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21		1,245,177	1,245,800
IHC Holding Corp.
7.00% due 04/30/21†††,1		845,750	824,860
CTI Foods Holding Co. LLC
8.25% due 06/28/21		590,000	533,950
Americold Realty Operating Partnership, LP
6.50% due 12/01/22		498,750	497,503
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		582,000	484,998
AdvancePierre Foods, Inc.
9.50% due 10/10/17		461,000	457,160
NES Global Talent
6.50% due 10/03/19		504,622	454,159
Affordable Care Holdings Corp.
5.75% due 10/24/22		448,875	441,581
American Seafoods
6.00% due 08/19/21[1]		444,375	431,044
Pelican Products, Inc.
9.25% due 04/09/21		300,000	250,500
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		138,104	131,199
Performance Food Group
7.21% due 11/14/19		102,125	102,125
Targus Group International, Inc.
7.37% due 05/24/16†††,1		153,133	—
Total Consumer, Non-cyclical			5,854,879

Financial - 2.0%
Lineage Logistics LLC
4.50% due 04/07/21		840,100	703,584
Acrisure LLC
6.50% due 05/19/22		694,753	680,859
York Risk Services
4.75% due 10/01/21		740,625	628,605
Trademonster
7.25% due 08/29/19†††,1		544,250	541,529
Expert Global Solutions
8.50% due 04/03/18		477,734	468,179
Integro Parent, Inc.
6.75% due 10/31/22		450,000	427,992
Safe-Guard
6.25% due 08/19/21		370,393	362,985
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20[1]		623,636	309,741
LPL Financial Holdings, Inc.
4.75% due 11/21/22		300,000	294,000
Total Financial			4,417,474

Basic Materials - 0.8%
Zep, Inc.
5.50% due 06/27/22		995,000	992,513
Atkore International, Inc.
7.75% due 10/09/21		450,000	409,500
Azelis Finance S.A.
6.50% due 12/16/22		249,375	248,128
Arch Coal, Inc.
7.50% due 05/16/18		198,461	70,041
Total Basic Materials			1,720,182

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
HIGH YIELD FUND

	Face Amount[9]	Value

Utilities - 0.6%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	$1,047,750	$984,885
Stonewall (Green Energy)
6.50% due 11/12/21	400,000	372,000
Total Utilities		1,356,885

Energy - 0.6%
Veresen Midstream LP
5.25% due 03/31/22	744,375	687,617
PSS Companies
5.50% due 01/28/20[1]	536,945	349,014
Cactus Wellhead
7.00% due 07/31/20	444,375	155,531
FTS International
5.75% due 04/16/21	241,818	28,414
Total Energy		1,220,576
Total Senior Floating Rate Interests
(Cost $53,190,317)		49,907,303

SENIOR FIXED RATE INTERESTS†† - 0.5%
Communications - 0.3%
Lions Gate Entertainment Corp.
5.00% due 03/17/22	610,000	593,225

Financial - 0.2%
Magic Newco, LLC
12.00% due 06/12/19	500,000	512,815

Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††,1	53,283	78,197
Total Consumer, Non-cyclical		78,197
Total Senior Fixed Rate Interests
(Cost $1,211,409)		1,184,237

ASSET-BACKED SECURITIES†† - 0.1%
Collateralized Debt Obligations - 0.1%
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[2,6]	209,815	200,729
Total Asset-Backed Securities
(Cost $200,634)		200,729

Total Investments - 104.0%
(Cost $245,693,182)		$226,343,489
Other Assets & Liabilities, net - (4.0)%		(8,652,726)
Total Net Assets - 100.0%		$217,690,763

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at March 31, 2016	Net Unrealized Appreciation/ (Depreciation)
BNY Mellon	343,000	EUR	04/11/16	$(381,359)	$(390,391)	$9,031
BNY Mellon	(209,000)	AUD	04/11/16	155,120	160,165	(5,045)
BNY Mellon	(488,000)	CAD	04/11/16	366,372	375,823	(9,450)
BNY Mellon	(2,506,000)	GBP	04/11/16	3,561,703	3,599,622	(37,920)
BNY Mellon	(7,587,000)	EUR	04/11/16	8,380,547	8,635,262	(254,713)
						$(298,097)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
HIGH YIELD FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[3]	Perpetual maturity.
[4]	Rate indicated is the 7 day yield as of March 31, 2016.
[5]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
[6]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $78,332,786 (cost $83,643,910), or 36.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[7]	Security is in default of interest and/or principal obligations.
[8]	Security with no rate was unsettled at March 31, 2016.
[9]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[10]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $276,066 (cost $471,883), or 0.1% of total net assets — See Note 14.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$200,729	$—	$—	$200,729
Exchange-Traded Funds	1,712,500	—	—	—	1,712,500
Common Stocks	1,377	536,693	—	20,337	558,407
Corporate Bonds	—	162,994,827	—	3,055,204	166,050,031
Forward Foreign Currency Exchange Contracts	—	—	9,031	—	9,031
Preferred Stocks	—	4,059,605	—	—	4,059,605
Senior Fixed Rate Interests	—	1,106,040	—	78,197	1,184,237
Senior Floating Rate Interests	—	43,540,859	—	6,366,444	49,907,303
Short Term Investments	2,670,677	—	—	—	2,670,677
Total	$4,384,554	$212,438,753	$9,031	$9,520,182	$226,352,520

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$307,128	$—	$307,128
Total	$—	$—	$307,128	$—	$307,128

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of March 31, 2016, High Yield Fund had securities with a total value of $465,869 transfer out of Level 3 into Level 2 and a total value of $1,185,186 transfer into Level 3 from Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $245,693,182)	$226,343,489
Foreign currency, at value (cost $81,327)	81,571
Cash	120,455
Prepaid expenses	42,614
Unrealized appreciation on forward foreign currency exchange contracts	9,031
Receivables:
Interest	3,752,267
Securities sold	1,345,104
Fund shares sold	774,247
Foreign taxes reclaim	7,445
Dividends	7,425
Total assets	232,483,648

Liabilities:
Reverse Repurchase Agreements	8,911,433
Unfunded loan commitments, at value (Note 8) (proceeds $1,370,277)	949,282
Unrealized depreciation on forward foreign currency exchange contracts	307,128
Payable for:
Securities purchased	3,889,025
Fund shares redeemed	352,721
Management fees	113,275
Distribution and service fees	28,421
Transfer agent/maintenance fees	20,496
Fund accounting/administration fees	16,808
Trustees' fees*	4,001
Miscellaneous	200,295
Total liabilities	14,792,885
Commitments and contingent liabilities (Note 13)	—
NET ASSETS	$217,690,763

Net assets consist of:
Paid in capital	$239,705,461
Accumulated net investment loss	(380,449)
Accumulated net realized loss on investments	(2,412,286)
Net unrealized depreciation on investments	(19,221,963)
Net assets	$217,690,763

A-Class:
Net assets	$70,302,629
Capital shares outstanding	6,799,114
Net asset value per share	$10.34
Maximum offering price per share (Net asset value divided by 96.00%)	$10.77

C-Class:
Net assets	$17,104,926
Capital shares outstanding	1,641,197
Net asset value per share	$10.42

P-Class:
Net assets	$1,417,342
Capital shares outstanding	137,057
Net asset value per share	$10.34

Institutional Class:
Net assets	$128,865,866
Capital shares outstanding	15,280,997
Net asset value per share	$8.43

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

HIGH YIELD FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Interest	$6,911,102
Dividends	97,926
Total investment income	7,009,028

Expenses:
Management fees	537,168
Transfer agent/maintenance fees:
A-Class	44,090
C-Class	9,050
P-Class	82
Institutional Class	20,685
Distribution and service fees:
A-Class	87,569
C-Class	69,579
P-Class	522
Fund accounting/administration fees	85,051
Interest expense	56,961
Line of credit fees	11,283
Custodian fees	7,980
Trustees’ fees*	4,392
Miscellaneous	118,133
Total expenses	1,052,545
Less:
Expenses waived by Adviser	(10,299)
Net expenses	1,042,246
Net investment income	5,966,782

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,808,546)
Foreign currency	5,905
Forward foreign currency exchange contracts	304,469
Net realized loss	(1,498,172)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,628,631)
Foreign currency	3,068
Forward foreign currency exchange contracts	(277,161)
Net change in unrealized appreciation (depreciation)	(4,902,724)
Net realized and unrealized loss	(6,400,896)
Net decrease in net assets resulting from operations	$(434,114)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,966,782	$8,972,189
Net realized gain (loss) on investments	(1,498,172)	405,135
Net change in unrealized appreciation (depreciation) on investments	(4,902,724)	(13,898,198)
Net decrease in net assets resulting from operations	(434,114)	(4,520,874)

Distributions to shareholders from:
Net investment income
A-Class	(2,626,104)	(4,807,748)
B-Class	—	(52,842)
C-Class	(464,296)	(802,666)
P-Class	(13,677)	(235)*
Institutional Class	(3,725,163)	(3,966,454)
Net realized gains
A-Class	—	(1,532,517)
B-Class	—	(20,686)
C-Class	—	(263,521)
P-Class	—	— *
Institutional Class	—	(944,650)
Total distributions to shareholders	(6,829,240)	(12,391,319)

Capital share transactions:
Proceeds from sale of shares
A-Class	21,279,940	33,036,938
B-Class	—	7,076
C-Class	6,041,823	5,046,504
P-Class	1,369,210	10,001 *
Institutional Class	86,919,176	74,875,388
Redemption fees collected
A-Class	40,152	41,648
B-Class	—	490
C-Class	9,906	8,074
P-Class	752	1 *
Institutional Class	72,686	33,446
Distributions reinvested
A-Class	2,410,327	5,856,839
B-Class	—	66,438
C-Class	367,526	824,962
P-Class	13,677	235 *
Institutional Class	3,148,832	3,711,027
Cost of shares redeemed
A-Class	(23,334,950)	(40,000,821)
B-Class	—	(1,185,413)
C-Class	(2,489,754)	(5,333,911)
P-Class	(3,953)	— *
Institutional Class	(32,975,483)	(33,586,946)
Net increase from capital share transactions	62,869,867	43,411,976
Net increase in net assets	55,606,513	26,499,783

Net assets:
Beginning of period	162,084,250	135,584,467
End of period	$217,690,763	$162,084,250
Accumulated net investment loss/Undistributed net investment income at end of period	$(380,449)	$482,009

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	2,073,011	2,907,297
B-Class	—	574
C-Class	588,259	437,537
P-Class	135,215	867 *
Institutional Class	10,243,931	8,020,780
Shares issued from reinvestment of distributions
A-Class	230,643	512,078
B-Class	—	5,810
C-Class	34,910	71,624
P-Class	1,338	21 *
Institutional Class	370,565	399,647
Shares redeemed
A-Class	(2,289,369)	(3,526,055)
B-Class	—	(104,833)
C-Class	(238,601)	(463,316)
P-Class	(384)	— *
Institutional Class	(3,864,688)	(3,627,052)
Net increase in shares	7,284,830	4,634,979

*	Since commencement of operations: May 1, 2015.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$10.79	$12.02	$11.85	$11.95	$11.12	$12.89
Income (loss) from investment operations:
Net investment income (loss)[c]	.34	.69	.72	.81	.58	.87
Net gain (loss) on investments (realized and unrealized)	(.41)	(.97)	.27	.27	.84	(1.30)
Total from investment operations	(.07)	(.28)	.99	1.08	1.42	(.43)
Less distributions from:
Net investment income	(.39)	(.74)	(.83)	(.90)	(.59)	(1.07)
Net realized gains	—	(.22)	—	(.29)	—	(.27)
Total distributions	(.39)	(.96)	(.83)	(1.19)	(.59)	(1.34)
Redemption fees collected	.01	.01	.01	.01	— [d]	—
Net asset value, end of period	$10.34	$10.79	$12.02	$11.85	$11.95	$11.12

Total Return[h]	(0.52%)	(2.40%)	9.18%	9.54%	12.93%	(3.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,303	$73,236	$82,854	$70,451	$64,174	$86,041
Ratios to average net assets:
Net investment income (loss)	6.59%	6.01%	5.91%	6.84%	7.19%	6.92%
Total expenses[e]	1.26%	1.27%	1.32%	1.41%	1.44%	1.34%
Net expenses[f,i]	1.24%	1.20%	1.26%	1.18%	1.17%	1.18%
Portfolio turnover rate	35%	72%	97%	101%	55%	102%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$10.88	$12.12	$11.95	$12.03	$11.20	$12.97
Income (loss) from investment operations:
Net investment income (loss)[c]	.31	.61	.63	.73	.56	.79
Net gain (loss) on investments (realized and unrealized)	(.43)	(.98)	.27	.27	.80	(1.32)
Total from investment operations	(.12)	(.37)	.90	1.00	1.36	(.53)
Less distributions from:
Net investment income	(.35)	(.66)	(.74)	(.80)	(.53)	(.97)
Net realized gains	—	(.22)	—	(.29)	—	(.27)
Total distributions	(.35)	(.88)	(.74)	(1.09)	(.53)	(1.24)
Redemption fees collected	.01	.01	.01	.01	— [d]	—
Net asset value, end of period	$10.42	$10.88	$12.12	$11.95	$12.03	$11.20

Total Return[h]	(0.96%)	(3.14%)	8.46%	8.69%	12.33%	(4.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,105	$13,671	$14,674	$9,463	$9,054	$7,991
Ratios to average net assets:
Net investment income (loss)	5.84%	5.25%	5.14%	6.10%	6.37%	6.32%
Total expenses[e]	2.02%	2.01%	2.09%	2.17%	2.19%	2.08%
Net expenses[f,i]	1.99%	1.95%	2.01%	1.93%	1.92%	1.94%
Portfolio turnover rate	35%	72%	97%	101%	55%	102%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$10.80	$11.53
Income (loss) from investment operations:
Net investment income (loss)[c]	.34	.27
Net gain (loss) on investments (realized and unrealized)	(.42)	(.73)
Total from investment operations	(.08)	(.46)
Less distributions from:
Net investment income	(.40)	(.27)
Total distributions	(.40)	(.27)
Redemption fees collected	.02	— [d]
Net asset value, end of period	$10.34	$10.80

Total Return[h]	(0.57%)	(4.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,417	$10
Ratios to average net assets:
Net investment income (loss)	6.67%	5.76%
Total expenses[e]	1.24%	3.36%
Net expenses[f,i]	1.24%	1.19%
Portfolio turnover rate	35%	72%

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$8.81	$9.87	$9.74	$9.90	$9.26	$10.96
Income (loss) from investment operations:
Net investment income (loss)[c]	.29	.58	.61	.70	.55	.79
Net gain (loss) on investments (realized and unrealized)	(.34)	(.79)	.23	.22	.64	(1.12)
Total from investment operations	(.05)	(.21)	.84	.92	1.19	(.33)
Less distributions from:
Net investment income	(.34)	(.64)	(.72)	(.80)	(.55)	(1.10)
Net realized gains	—	(.22)	—	(.29)	—	(.27)
Total distributions	(.34)	(.86)	(.72)	(1.09)	(.55)	(1.37)
Redemption fees collected	.01	.01	.01	.01	— [d]	—
Net asset value, end of period	$8.43	$8.81	$9.87	$9.74	$9.90	$9.26

Total Return[h]	(0.47%)	(2.21%)	9.50%	9.97%	13.17%	(3.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$128,866	$75,167	$36,880	$18,755	$9,974	$7,900
Ratios to average net assets:
Net investment income (loss)	6.86%	6.21%	6.12%	7.12%	7.42%	7.61%
Total expenses[e]	0.99%	0.94%	1.01%	1.01%	1.11%	1.08%
Net expenses[f,i]	0.99%	0.94%	1.01%	0.93%	0.92%	0.95%
Portfolio turnover rate	35%	72%	97%	101%	55%	102%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Redemption fees collected are less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the operating expense ratios for the years would be:

	03/31/16	09/30/15	09/30/14
A-Class	1.16%	1.16%	1.16%
C-Class	1.91%	1.91%	1.91%
P-Class	1.16%	1.16%	—
Institutional Class	0.91%	0.91%	0.91%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	March 31, 2016

INVESTMENT GRADE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AAA	18.9%
AA	13.9%
A	21.1%
BBB	17.1%
BB	8.3%
B	3.9%
CCC	3.2%
CC	0.2%
A+	0.2%
NR2	11.8%
Other Instruments	1.4%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	August 15, 1985
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	January 29, 2013

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Notes	6.8%
U.S. Treasury Bonds	3.8%
Freddie Mac	1.4%
GCAT 2014-2 LLC	1.2%
Willis Engine Securitization Trust II	1.1%
Citigroup, Inc.	1.1%
LSTAR Securities Investment Trust 2015-2	1.1%
LSTAR Securities Investment Trust 2014-1	1.1%
LSTAR Securities Investment Trust 2015-4	1.0%
LSTAR Securities Investment Trust 2016-2	1.0%
Top Ten Total	19.6%

“Ten Largest Holdings” excludes any temporary cash investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
INVESTMENT GRADE BOND FUND

	Shares	Value

COMMON STOCKS† - 0.0%

Financial - 0.0%
Rescap Liquidating Trust*	5,199	$40,292

Industrial - 0.0%
Constar International Holdings LLC*,†††,9	68	—

Total Common Stocks
(Cost $262,501)		40,292

PREFERRED STOCKS†† - 1.4%
Financial - 1.1%
Woodbourne Capital Trust II 0.03%*,†††,1,2,11	950,000	488,281
Woodbourne Capital Trust I 0.03%*,†††,1,2,11	950,000	488,281
Woodbourne Capital Trust III 0.03%*,†††,1,2,11	950,000	488,281
Woodbourne Capital Trust IV 0.03%*,†††,1,2,11	950,000	488,281
Total Financial		1,953,124

Industrial - 0.3%
Seaspan Corp. 6.38% due 04/30/19[9]	22,000	544,720
Constar International Holdings LLC*,†††,9	7	—
Total Industrial		544,720
Total Preferred Stocks
(Cost $4,368,354)		2,497,844

SHORT TERM INVESTMENTS† - 0.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[4]	29,473	29,473
Total Short Term Investments
(Cost $29,473)		29,473

	Face Amount

ASSET-BACKED SECURITIES†† - 36.6%
Collateralized Loan Obligations - 24.6%
Golub Capital Partners CLO Ltd.
2015-25A, 2.42% due 08/05/27[1,3]	$1,500,000	1,467,601
2014-21A, 3.07% due 10/25/26[1,3]	600,000	580,830
2013-17A, 4.45% due 10/25/25[1,3]	250,000	243,080
Telos CLO Ltd.
2013-3A, 3.62% due 01/17/24[1,3]	1,250,000	1,206,846
2007-2A, 2.82% due 04/15/22[1,3]	1,100,000	1,055,395
Great Lakes CLO Ltd.
2012-1A, 4.72% due 01/15/23[1,3]	1,000,000	992,459
2015-1A, 2.57% due 07/15/26[1,3]	1,000,000	991,617
2014-1A, 4.32% due 04/15/25[1,3]	250,000	240,839
CIFC Funding Ltd.
2015-2A, 2.54% due 12/05/24[1,3]	1,500,000	1,475,487
2014-3X due 07/22/26[5]	500,000	227,522
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.92% due 10/20/25[1,3]	1,000,000	960,978
2013-7A, 4.07% due 10/20/25[1,3]	600,000	553,730
Oaktree EIF I Series A Ltd.
2015-A1, 3.25% due 10/18/27[1,3]	1,500,000	1,488,031
Grayson CLO Ltd.
2006-1A A2, 1.03% due 11/01/21[1,3]	1,400,000	1,257,132
Flagship CLO VI
2007-1A, 3.04% due 06/10/21[1,3]	1,250,000	1,171,470
Rockwall CDO Ltd.
2007-1A, 1.17% due 08/01/24[1,3]	1,100,000	1,029,942
WhiteHorse VIII Ltd.
2014-1A, 2.67% due 05/01/26[1,3]	1,100,000	996,712
ALM VII R Ltd.
2013-7RA, 3.22% due 04/24/24[1,3]	1,000,000	995,840
Atrium XI
2014-11A, 3.82% due 10/23/25[1,3]	1,000,000	994,309
Fortress Credit Investments IV Ltd.
2015-4A, 2.52% due 07/17/23[1,3]	1,000,000	987,330
PFP Ltd.
2015-2, 2.44% due 07/14/34[1,3]	1,000,000	985,812
Rampart CLO Ltd.
2007-1A, 2.49% due 10/25/21[1,3]	1,000,000	980,107
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.27% due 10/15/26[1,3]	1,000,000	975,246
Vibrant CLO Limited
2015-1A, 2.72% due 07/17/24[1,3]	1,000,000	973,183
Fortress Credit BSL II Ltd.
2013-2A, 2.87% due 10/19/25[1,3]	1,000,000	972,779
Marea CLO Ltd.
2015-1A, 2.42% due 10/15/23[1,3]	1,000,000	963,068
Venture CLO Ltd.
2013-14A, 3.39% due 08/28/25[1,3]	1,000,000	962,986
Figueroa CLO Ltd.
2013-1A, 3.37% due 03/21/24[1,3]	1,000,000	960,023
Northwoods Capital XIV Ltd.
2014-14A, 3.08% due 11/12/25[1,3]	1,000,000	957,400
KKR CLO 12 Ltd.
2015-12, 2.56% due 07/15/27[1,3]	1,000,000	950,305
Black Diamond CLO Ltd.
2013-1A, 3.87% due 02/01/23[1,3]	950,000	923,512
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[3,5]	1,000,000	895,290
MT Wilson Clo II Ltd.
2007-2A, 3.37% due 07/11/20[1,3]	1,000,000	888,084
MCF CLO I LLC
2013-1A, 4.17% due 04/20/23[1,3]	900,000	874,237
COA Summit CLO Limited
2014-1A, 3.42% due 04/20/23[1,3]	800,000	753,599
OZLM Funding Ltd.
2012-2A, 3.87% due 10/30/23[1,3]	750,000	750,061
Newstar Trust
2012-2A, 3.87% due 01/20/23[1,3]	750,000	745,520

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
INVESTMENT GRADE BOND FUND

	Face Amount	Value

Ares XII CLO Ltd.
2007-12A, 3.88% due 11/25/20[1,3]	$750,000	$737,458
ACIS CLO Ltd.
2013-1A, 3.57% due 04/18/24[1,3]	500,000	429,010
2013-2A, 3.83% due 10/14/22[1,3]	250,000	247,993
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.12% due 04/28/26[1,3]	300,000	292,419
2014-3A, 3.87% due 04/28/26[1,3]	300,000	285,398
Cent CLO
2014-16A, 2.87% due 08/01/24[1,3]	500,000	495,118
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[1,3]	500,000	492,059
KKR Financial CLO Ltd.
2012-1A, 3.93% due 12/15/24[1,3]	500,000	488,996
MCF CLO III LLC
2014-3A, 3.17% due 01/20/24[1,3]	500,000	472,802
Treman Park CLO Ltd.
2015-1A COM, due 04/20/27[3,5]	500,000	453,236
Eastland CLO Ltd.
2007-1A A3, 1.02% due 05/01/22[1,3]	450,000	424,293
Westwood CDO I Ltd.
2006-1A B, 1.27% due 03/25/21[1,3]	400,000	373,271
Babson CLO Limited
2012-2A, due 05/15/23[3,5]	1,000,000	371,570
KVK CLO Ltd.
2013-1A, due 04/14/25[3,5]	1,000,000	335,345
Newstar Commercial Loan Funding LLC
2013-1A D, 5.17% due 09/20/23[1,3]	350,000	323,514
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.12% due 12/20/24[1,3]	350,000	295,669
DIVCORE CLO Ltd.
2013-1A B, 4.33% due 11/15/32[1,3]	300,000	295,403
TICC CLO LLC
2012-1A, 5.37% due 08/25/23[1,3]	250,000	254,060
Cerberus Onshore II CLO LLC
2014-1A, 3.32% due 10/15/23[1,3]	250,000	249,023
Gallatin CLO VII Ltd.
2014-1A, 3.52% due 07/15/23[1,3]	250,000	245,944
ICE EM CLO
2007-1A, 1.46% due 08/15/22[1,3]	248,819	243,998
ALM XIV Ltd.
2014-14A, 3.57% due 07/28/26[1,3]	250,000	241,665
Dryden XXIII Senior Loan Fund
2014-23A, 3.57% due 07/17/23[1,3]	250,000	241,342
Garrison Funding Ltd.
2013-2A, 4.02% due 09/25/23[1,3]	250,000	240,967
Babson CLO Ltd.
2014-IA, due 07/20/25[3,5]	650,000	237,891
NewStar Arlington Senior Loan Program LLC
2014-1A C1, 3.92% due 07/25/25[1,3]	250,000	236,168
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/23[3,5]	450,000	178,724
Copper River CLO Ltd.
2007-1A, due 01/20/21[1,3,5]	700,000	131,528
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[3,5]	250,000	123,588
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,5]	250,000	103,927
Total Collateralized Loan Obligations		43,970,741

Transport-Aircraft - 7.9%
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[3]	1,462,500	1,433,543
2014-1 A1, 5.25% due 02/15/29[3]	845,179	837,995
2014-1 B, 7.50% due 02/15/29[3]	336,903	332,355
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	2,075,454	2,019,416
Apollo Aviation Securitization Equity Trust
2014-1, 5.12% due 12/15/29[1]	1,355,769	1,304,928
2014-1, 7.38% due 12/15/29[1]	677,885	671,784
Apollo Aviation Securitization Equity Trust
2016-1A, 4.88% due 03/17/36[3]	1,500,000	1,478,617
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	995,247	992,059
2013-1, 6.35% due 10/15/38[3]	199,049	201,786
Rise Ltd.
2014-1, 4.74% due 02/12/39	1,088,583	1,069,533
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[3]	991,172	960,793
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	922,619	893,963
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[3]	884,112	873,614
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	815,652	790,736
AABS Ltd.
2013-1, 4.87% due 01/15/38	381,689	376,536
Total Transport-Aircraft		14,237,658

Collateralized Debt Obligations - 3.2%
Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[1,3]	1,242,766	1,093,634
Triaxx Prime CDO Ltd.
2006-2A A1A, 0.70% due 10/02/39[1,3]	1,145,177	1,076,774
Banco Bradesco SA
2014-1A, 4.21% due 03/12/26†††,9	913,459	920,053
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.75% due 11/20/46	768,599	715,221
Gramercy Real Estate CDO 2006-1 Ltd.
2006-1A, 0.99% due 07/25/41[1,3]	716,848	697,135
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[1,3]	545,519	521,897
N-Star REL CDO VIII Ltd.
2006-8A A2, 0.79% due 02/01/41[1,3]	500,000	481,258

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
INVESTMENT GRADE BOND FUND

	Face Amount	Value

N-Star Real Estate CDO IX Ltd.,
0.75% due 02/01/41[9]	$272,789	$267,883
Total Collateralized Debt Obligations		5,773,855

Financial - 0.5%
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.81% due 07/09/17[1]	624,000	611,282
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††,9	300,000	299,265
Total Financial		910,547

Insurance - 0.4%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	705,750	709,236
Total Asset-Backed Securities
(Cost $67,715,427)		65,602,037

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.3%
Residential Mortgage-Backed Securities - 19.1%
LSTAR Securities Investment Trust
2015-2, 2.43% due 01/01/20[1,3]	1,913,110	1,899,954
2014-1 NOTE, 3.54% due 09/01/21[1,3]	1,916,324	1,897,159
2015-4 A1, 2.43% due 04/01/20[1,3]	1,942,082	1,883,820
2016-2, 2.44% due 03/01/21[3]	1,850,000	1,793,261
2015-6, 2.44% due 05/01/20[1,3]	1,733,537	1,694,533
2015-10 A1, 2.43% due 11/01/20[1,3]	1,412,082	1,376,780
2015-3, 2.44% due 03/01/20[1,3]	1,398,827	1,367,941
2015-1 A, 2.43% due 01/01/20[1,3]	1,307,858	1,281,653
2015-5 A1, 2.44% due 04/01/20[1,3]	1,025,571	1,002,558
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/19[3,6]	2,193,641	2,177,032
Banc of America Funding Trust
2015-R4 8A1, 0.61% due 01/27/35†††,1,3	1,106,583	991,742
2014-R7, 0.58% due 09/26/36[1,3]	926,528	858,328
NRPL Trust
2014-2A, 3.75% due 10/25/57[1,3]	933,603	924,878
2015-1A, 3.88% due 11/01/54[3]	640,104	638,578
American Home Mortgage Assets Trust
2006-4, 0.62% due 10/25/46[1]	1,380,453	855,723
2007-1, 1.05% due 02/25/47[1]	1,088,884	596,928
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/41[1,3]	1,518,806	1,405,434
CIT Mortgage Loan Trust
2007-1, 1.88% due 10/25/37[1,3]	1,247,538	1,168,187
CSMC Series
2015-12R, 0.93% due 11/30/37[1,3]	1,300,000	1,131,979
American Home Mortgage Investment Trust
2006-1 12A1, 0.83% due 03/25/46[1]	1,280,672	1,018,759
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[3]	1,000,000	1,003,230
New Century Home Equity Loan Trust
2005-3, 0.94% due 07/25/35[1]	1,100,000	990,756
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[3,6]	988,786	987,618
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[3]	951,043	951,661
Luminent Mortgage Trust
2006-2, 0.63% due 02/25/46[1]	1,463,726	945,098
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.12% due 04/25/47[1]	957,754	804,655
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.13% due 11/25/33[1]	770,202	695,797
HarborView Mortgage Loan Trust
2006-14, 0.58% due 01/25/47[1]	865,326	639,617
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9 2A, 1.16% due 11/25/46[1]	658,560	443,965
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	249,580	254,344
Nomura Resecuritization Trust
2012-1R A, 0.87% due 08/27/47[1,3]	189,975	180,700
GreenPoint Mortgage Funding Trust
2005-HE4 M1, 0.90% due 07/25/30[1]	155,514	150,173
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.51% due 02/25/47[1]	57,800	56,615
First Franklin Mortgage Loan Trust
2006-FF1, 0.77% due 01/25/36[1]	50,000	44,025
JPMorgan Mortgage Trust
2006-A3, 2.63% due 04/25/36[1]	27,420	22,892
Total Residential Mortgage-Backed Securities		34,136,373

Commercial Mortgage-Backed Securities - 4.5%
Hilton USA Trust
2013-HLT, 4.41% due 11/05/30[3]	1,100,000	1,101,396
2013-HLF, 4.19% due 11/05/30[1,3]	997,386	992,435
Citigroup Commercial Mortgage Trust
2016-GC36, 4.76% due 02/10/49	1,400,000	1,296,677
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.69% due 02/15/33[1,3]	1,200,000	1,200,378
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.37% due 01/15/59[1]	6,445,384	597,299
2016-NXS5, 1.58% due 01/15/59[1]	4,996,091	499,850
Boca Hotel Portfolio Trust
2013-BOCA, 3.49% due 08/15/26[1,3]	1,000,000	996,545
LSTAR Commercial Mortgage Trust
2014-2, 4.97% due 01/20/41[1,3]	500,000	502,946
COMM Mortgage Trust
2015-CR26, 1.07% due 09/10/25[1]	6,682,638	474,467
CFCRE Commercial Mortgage Trust
2016-C3, 1.10% due 12/10/25[1]	5,992,131	467,909
Total Commercial Mortgage-Backed Securities		8,129,902

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
INVESTMENT GRADE BOND FUND

	Face Amount	Value

Military Housing - 0.7%
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[3]	$484,154	$477,352
2007-AETC, 5.74% due 02/10/52†††,3	338,014	338,193
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,3	473,459	485,479
Total Military Housing		1,301,024

Government Agency - 0.0%
Ginnie Mae
#518436, 7.25% due 09/15/29[9]	8,695	9,140
#1849, 8.50% due 08/20/24[9]	827	867
Fannie Mae
1990-108, 7.00% due 09/25/20[9]	4,975	5,260
Total Government Agency		15,267
Total Collateralized Mortgage Obligations
(Cost $44,279,653)		43,582,566

CORPORATE BONDS†† - 23.2%
Financial - 8.1%
Citigroup, Inc.
5.87% due 12/31/49[1,2]	2,000,000	1,932,500
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[3]	1,000,000	1,071,548
4.38% due 09/15/54[1,3]	500,000	503,506
Hospitality Properties Trust
5.25% due 02/15/26	1,050,000	1,054,719
AmTrust Financial Services, Inc.
6.12% due 08/15/23[9]	960,000	1,030,380
Aurora Military Housing LLC
6.89% due 01/15/47†††,3	750,000	874,230
Fifth Third Bancorp
5.10% due 06/30/23[1,2]	961,000	872,108
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	900,000	854,100
SunTrust Banks, Inc.
5.63% due 12/31/49[1,2,10]	830,000	821,700
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,3]	600,000	604,500
Banco Nacional de Comercio Exterior SNC
4.38% due 10/14/25[3]	600,000	604,200
Wilton Re Finance LLC
5.87% due 03/30/33[1,3]	475,000	515,816
Manulife Financial Corp.
4.15% due 03/04/26	500,000	510,816
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	485,000	509,478
Customers Bank
6.12% due 06/26/29[1,11]	500,000	500,000
Kennedy-Wilson, Inc.
5.87% due 04/01/24	500,000	488,750
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	400,000	445,168
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	384,184	389,916
Bank of America Corp.
6.30% due 12/31/49[1,2]	350,000	360,500
ACC Group Housing LLC
6.35% due 07/15/54†††,3	300,000	318,588
Cadence Bank North America
6.25% due 06/28/29[1,11]	200,000	172,500
Prosight Global Inc.
7.50% due 11/26/20†††,9	100,000	103,704
TIG Holdings, Inc.
8.60% due 01/15/27[11]	34,000	27,710
Total Financial		14,566,437

Government - 4.0%
Freddie Mac
6.75% due 03/15/31	1,627,000	2,456,292
0.00% due 12/14/29[7]	1,150,000	767,052
Tennessee Valley Authority
4.25% due 09/15/65	700,000	738,358
5.38% due 04/01/56	500,000	643,553
Freddie Mac Strips
0.00% due 03/15/31[7]	1,250,000	795,927
Federal Home Loan Bank
5.50% due 07/15/36	500,000	688,827
Fannie Mae Principal
0.00% due 01/15/30[7]	600,000	397,105
0.00% due 05/15/30[7]	250,000	163,041
Freddie Mac.
0.00% due 01/02/34[7]	850,000	480,604
Total Government		7,130,759

Communications - 3.0%
CCOH Safari LLC
5.75% due 02/15/26[3]	1,150,000	1,190,250
Sprint Communications, Inc.
7.00% due 03/01/20[3]	975,000	975,000
DISH DBS Corp.
5.88% due 07/15/22	500,000	473,750
5.88% due 11/15/24	200,000	183,500
Altice US Finance I Corp.
5.38% due 07/15/23[3]	600,000	616,125
CSC Holdings LLC
6.75% due 11/15/21[10]	550,000	564,850
Avaya, Inc.
7.00% due 04/01/19[3,10]	650,000	438,750
Neptune Finco Corp.
6.63% due 10/15/25[3]	350,000	378,403
T-Mobile USA, Inc.
6.00% due 04/15/24	250,000	253,125

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
INVESTMENT GRADE BOND FUND

	Face Amount	Value

McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	$175,000	$189,875
Inmarsat Finance plc
4.88% due 05/15/22[3]	200,000	188,375
Nortel Networks Ltd.
6.88% due 09/01/23[8]	31,000	11,160
Total Communications		5,463,163

Consumer, Non-cyclical - 1.9%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	1,100,000	1,102,750
Vector Group Ltd.
7.75% due 02/15/21	650,000	682,500
ADT Corp.
4.13% due 06/15/23[10]	525,000	457,406
6.25% due 10/15/21[10]	150,000	150,750
Central Garden & Pet Co.
6.13% due 11/15/23	350,000	364,000
HCA, Inc.
5.88% due 02/15/26	350,000	360,500
Tenet Healthcare Corp.
4.13% due 06/15/20[1,3]	300,000	297,750
Total Consumer, Non-cyclical		3,415,656

Consumer, Cyclical - 1.8%
Interval Acquisition Corp.
5.63% due 04/15/23	813,000	815,033
Hyatt Hotels Corp.
4.85% due 03/15/26	700,000	730,423
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	720,924
Wyndham Worldwide Corp.
5.10% due 10/01/25	550,000	577,881
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[3]	400,000	377,000
Total Consumer, Cyclical		3,221,261

Energy - 1.5%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	1,050,000	1,054,925
4.25% due 04/01/24	200,000	183,592
Equities Corp.
4.88% due 11/15/21	425,000	406,721
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[3]	360,000	352,340
Husky Energy, Inc.
3.95% due 04/15/22	300,000	298,890
Hess Corp.
8.13% due 02/15/19	200,000	219,739
Magellan Midstream Partners, LP
5.00% due 03/01/26	150,000	162,215
Total Energy		2,678,422

Basic Materials - 1.1%
Yamana Gold, Inc.
4.95% due 07/15/24[10]	985,000	832,325
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3]	740,000	701,261
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[1,3]	400,000	400,000
Mosaic Global Holdings, Inc.
7.38% due 08/01/18[9]	18,000	19,162
Total Basic Materials		1,952,748

Industrial - 1.0%
Molex Electronic Technologies LLC
3.90% due 04/15/25[3]	1,200,000	1,165,582
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	300,000	305,250
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19	200,000	207,000
SBM Baleia Azul
5.50% due 09/15/27†††,9	252,870	176,202
Constar International, Inc
11.00% due 12/31/17†††,9	4,091	—
Total Industrial		1,854,034

Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19	750,000	790,950

Technology - 0.4%
Open Text Corp.
5.63% due 01/15/23[3]	325,000	331,500
CDK Global, Inc.
4.50% due 10/15/24[10]	305,000	302,099
Total Technology		633,599
Total Corporate Bonds
(Cost $41,548,370)		41,707,029

U.S. GOVERNMENT SECURITIES†† - 10.6%
U.S. Treasury Notes
1.63% due 02/15/26[10]	12,346,000	12,166,600
U.S. Treasury Bonds
0.00% due 11/15/44[7]	15,119,000	6,887,234
Total U.S. Government Securities
(Cost $18,755,577)		19,053,834

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
INVESTMENT GRADE BOND FUND

	Face Amount	Value

SENIOR FLOATING RATE INTERESTS†† - 4.5%
Technology - 1.1%
Avago Technologies Ltd.
4.25% due 02/01/23	$1,300,000	$1,292,759
Solera LLC
5.75% due 03/03/23	400,000	399,216
Greenway Medical Technologies
6.00% due 11/04/20[9]	342,125	294,228
Total Technology		1,986,203

Financial - 1.1%
Fly Leasing Ltd.
3.50% due 08/09/19	972,603	964,093
Global Payments, Inc.
6.75% due 03/21/23	600,000	602,502
Magic Newco, LLC
5.00% due 12/12/18	243,081	242,837
American Stock Transfer & Trust
5.75% due 06/26/20	95,158	92,065
Total Financial		1,901,497

Communications - 0.9%
MergerMarket Ltd.
4.50% due 02/04/21	588,000	570,359
Light Tower Fiber LLC
4.00% due 04/13/20	496,173	489,971
Proquest LLC
5.75% due 10/24/21	498,738	481,283
Asurion Corp.
5.00% due 08/04/22	133,730	130,806
Total Communications		1,672,419

Consumer, Cyclical - 0.9%
La Quinta Intermediate Holdings
3.75% due 04/14/21	598,492	587,019
Compucom Systems, Inc.
4.25% due 05/11/20	713,944	499,761
Warner Music Group
3.75% due 07/01/20	497,455	489,785
Total Consumer, Cyclical		1,576,565

Consumer, Non-cyclical - 0.4%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	397,000	397,199
5.50% due 12/21/22	250,000	250,135
NES Global Talent
6.50% due 10/03/19	125,672	113,104
Performance Food Group
7.21% due 11/14/19	41,055	41,055
Total Consumer, Non-cyclical		801,493

Industrial - 0.1%
CareCore National LLC
5.50% due 03/05/21	126,524	117,668
Total Senior Floating Rate Interests
(Cost $8,339,970)		8,055,845

MUNICIPAL BONDS†† - 2.5%
California - 1.2%
State of California General Obligation Unlimited
7.60% due 11/01/40[10]	1,000,000	1,554,810
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	500,000	545,635
Total California		2,100,445

Illinois - 0.7%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35[10]	500,000	558,935
5.65% due 12/01/38	500,000	502,855
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	300,000	249,369
Total Illinois		1,311,159

Michigan - 0.6%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	850,000	1,059,364
Total Municipal Bonds
(Cost $4,355,945)		4,470,968

FOREIGN GOVERNMENT BONDS†† - 0.8%
Kenya Government International Bond
6.87% due 06/24/24[3]	850,000	801,125
Dominican Republic International Bond
6.85% due 01/27/45[3,10]	700,000	693,000
Total Foreign Government Bonds
(Cost $1,605,479)		1,494,125

COMMERCIAL PAPER†† - 1.7%
Ryder System, Inc.
0.65% due 04/05/16	1,500,000	1,499,891
Harley-Davidson Financial Services, Inc.
0.57% due 04/07/16	1,500,000	1,499,858
Total Commercial Paper
(Cost $2,999,749)		2,999,749

Total Investments - 105.6%
(Cost $194,260,498)		$189,533,762
Other Assets & Liabilities, net - (5.6)%		(10,113,444)
Total Net Assets - 100.0%		$179,420,318

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
INVESTMENT GRADE BOND FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[2]	Perpetual maturity.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $108,722,420 (cost $110,745,912), or 60.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Rate indicated is the 7 day yield as of March 31, 2016.
[5]	Residual interest.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Zero coupon rate security.
[8]	Security is in default of interest and/or principal obligations.
[9]	Illiquid security.
[10]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
[11]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,653,334 (cost $4,547,451), or 1.5% of total net assets — See Note 14.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$64,382,719	$1,219,318	$65,602,037
Collateralized Mortgage Obligations	—	41,767,152	1,815,414	43,582,566
Commercial Paper	—	2,999,749	—	2,999,749
Common Stocks	40,292	—	—	40,292
Corporate Bonds	—	39,724,827	1,982,202	41,707,029
Foreign Government Bonds	—	1,494,125	—	1,494,125
Municipal Bonds	—	4,470,968	—	4,470,968
Preferred Stocks	—	544,720	1,953,124	2,497,844
Senior Floating Rate Interests	—	8,055,845	—	8,055,845
Short Term Investments	29,473	—	—	29,473
U.S. Government Securities	—	19,053,834	—	19,053,834
Total	$69,765	$182,493,939	$6,970,058	$189,533,762

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

INVESTMENT GRADE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $194,260,498)	$189,533,762
Prepaid expenses	58,190
Receivables:
Interest	1,037,300
Fund shares sold	754,840
Securities sold	263,271
Total assets	191,647,363

Liabilities:
Reverse Repurchase Agreements	8,275,180
Overdraft due to custodian bank	6,945
Payable for:
Securities purchased	2,574,992
Fund shares redeemed	1,102,220
Management fees	73,007
Distribution and service fees	50,666
Transfer agent/maintenance fees	27,837
Fund accounting/administration fees	14,208
Trustees’ fees*	5,634
Miscellaneous	96,356
Total liabilities	12,227,045
Net assets	$179,420,318

Net assets consist of:
Paid in capital	$214,961,010
Accumulated net investment loss	(602,054)
Accumulated net realized loss on investments	(30,211,902)
Net unrealized depreciation on investments	(4,726,736)
Net assets	$179,420,318

A-Class:
Net assets	$130,413,734
Capital shares outstanding	7,269,625
Net asset value per share	$17.94
Maximum offering price per share (Net asset value divided by 96.00%)	$18.69

C-Class:
Net assets	$28,173,994
Capital shares outstanding	1,577,213
Net asset value per share	$17.86

P-Class:
Net assets	$1,743,115
Capital shares outstanding	97,092
Net asset value per share	$17.95

Institutional Class:
Net assets	$19,089,475
Capital shares outstanding	1,065,561
Net asset value per share	$17.91

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Interest	$3,845,551
Dividends	88,770
Total investment income	3,934,321

Expenses:
Management fees	396,539
Transfer agent/maintenance fees:
A-Class	56,509
C-Class	21,912
P-Class	149
Institutional Class	6,022
Distribution and service fees:
A-Class	149,892
C-Class	128,283
P-Class	1,088
Fund accounting/administration fees	75,342
Interest expense	34,408
Line of credit fees	10,028
Custodian fees	5,983
Trustees’ fees*	3,756
Miscellaneous	83,498
Total expenses	973,409
Less:
Expenses waived by Adviser	(54,683)
Net expenses	918,726
Net investment income	3,015,595

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	869,062
Foreign currency	12
Options purchased	(57,363)
Options written	15,664
Net realized gain	827,375
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,718,395)
Investments in affiliated issuers	1,620
Options purchased	(42,971)
Options written	7,577
Net change in unrealized appreciation (depreciation)	(1,752,169)
Net realized and unrealized loss	(924,794)
Net increase in net assets resulting from operations	$2,090,801

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,015,595	$5,043,465
Net realized gain (loss) on investments	827,375	(2,824,809)
Net change in unrealized appreciation (depreciation) on investments	(1,752,169)	509,808
Net increase in net assets resulting from operations	2,090,801	2,728,464

Distributions to shareholders from:
Net investment income
A-Class	(2,545,738)	(4,661,405)
B-Class	—	(47,942)
C-Class	(451,611)	(851,092)
P-Class	(16,678)	(186)*
Institutional Class	(264,871)	(271,114)
Total distributions to shareholders	(3,278,898)	(5,831,739)

Capital share transactions:
Proceeds from sale of shares
A-Class	27,217,522	46,869,449
B-Class	—	52,221
C-Class	8,346,918	10,722,431
P-Class	1,962,206	47,999 *
Institutional Class	14,737,597	10,634,690
Distributions reinvested
A-Class	2,428,594	4,442,417
B-Class	—	47,722
C-Class	392,744	740,294
P-Class	16,606	186 *
Institutional Class	160,320	226,521
Cost of shares redeemed
A-Class	(13,289,340)	(33,418,832)
B-Class	—	(2,196,898)
C-Class	(4,472,560)	(7,495,634)
P-Class	(249,738)	(37,888)*
Institutional Class	(2,692,377)	(9,741,384)
Net increase from capital share transactions	34,558,492	20,893,294
Net increase in net assets	33,370,395	17,790,019

Net assets:
Beginning of period	146,049,923	128,259,904
End of period	$179,420,318	$146,049,923
Accumulated net investment loss at end of period	$(602,054)	$(338,751)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

INVESTMENT GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	1,520,266	2,543,649
B-Class	—	2,821
C-Class	467,634	584,251
P-Class	109,581	2,628 *
Institutional Class	824,577	577,777
Shares issued from reinvestment of distributions
A-Class	135,497	241,345
B-Class	—	2,590
C-Class	22,004	40,376
P-Class	928	10 *
Institutional Class	8,961	12,321
Shares redeemed
A-Class	(741,541)	(1,812,612)
B-Class	—	(120,112)
C-Class	(250,412)	(409,164)
P-Class	(13,977)	(2,078)*
Institutional Class	(150,308)	(527,752)
Net increase in shares	1,933,210	1,136,050

*	Since the commencement of operations: May 1, 2015.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011 [g]
Per Share Data
Net asset value, beginning of period	$18.10	$18.50	$17.81	$17.92	$17.41	$16.71
Income (loss) from investment operations:
Net investment income (loss)[c]	.35	.69	.65	.61	.27	.42
Net gain (loss) on investments (realized and unrealized)	(.13)	(.30)	.83	(.04)	.51	.74
Total from investment operations	.22	.39	1.48	.57	.78	1.16
Less distributions from:
Net investment income	(.38)	(.79)	(.79)	(.68)	(.27)	(.46)
Total distributions	(.38)	(.79)	(.79)	(.68)	(.27)	(.46)
Net asset value, end of period	$17.94	$18.10	$18.50	$17.81	$17.92	$17.41

Total Return[i]	1.25%	2.12%	8.47%	3.21%	4.51%	6.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130,414	$115,019	$99,565	$83,642	$98,063	$108,999
Ratios to average net assets:
Net investment income (loss)	3.92%	3.72%	3.55%	3.40%	2.04%	2.43%
Total expenses	1.11%	1.17%	1.19%	1.21%	1.15%	1.15%
Net expenses[d,h]	1.06%	1.07%	1.05%	1.04%	1.00%	1.00%
Portfolio turnover rate	53%	57%	61%	119%	52%	43%
C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011 [g]
Per Share Data
Net asset value, beginning of period	$18.02	$18.42	$17.73	$17.82	$17.31	$16.62
Income (loss) from investment operations:
Net investment income (loss)[c]	.29	.55	.51	.48	.17	.29
Net gain (loss) on investments (realized and unrealized)	(.13)	(.30)	.83	(.05)	.51	.73
Total from investment operations	.16	.25	1.34	.43	.68	1.02
Less distributions from:
Net investment income	(.32)	(.65)	(.65)	(.52)	(.17)	(.33)
Total distributions	(.32)	(.65)	(.65)	(.52)	(.17)	(.33)
Net asset value, end of period	$17.86	$18.02	$18.42	$17.73	$17.82	$17.31

Total Return[i]	0.88%	1.36%	7.69%	2.42%	3.95%	6.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,174	$24,111	$20,673	$17,876	$20,929	$22,035
Ratios to average net assets:
Net investment income (loss)	3.20%	3.00%	2.80%	2.65%	1.29%	1.68%
Total expenses	1.95%	1.99%	1.99%	2.03%	1.92%	1.90%
Net expenses[d,h]	1.81%	1.82%	1.80%	1.79%	1.75%	1.75%
Portfolio turnover rate	53%	57%	61%	119%	52%	43%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[e]
Per Share Data
Net asset value, beginning of period	$18.12	$18.45
Income (loss) from investment operations:
Net investment income (loss)[c]	.31	.25
Net gain (loss) on investments (realized and unrealized)	(.10)	(.26)
Total from investment operations	.21	(.01)
Less distributions from:
Net investment income	(.38)	(.32)
Total distributions	(.38)	(.32)
Net asset value, end of period	$17.95	$18.12

Total Return[i]	1.22%	(0.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,743	$10
Ratios to average net assets:
Net investment income (loss)	3.47%	3.25%
Total expenses	1.05%	3.29%
Net expenses[d,h]	1.05%	1.09%
Portfolio turnover rate	53%	57%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[f]
Per Share Data
Net asset value, beginning of period	$18.07	$18.47	$17.80	$18.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.36	.74	.68	.46
Net gain (loss) on investments (realized and unrealized)	(.12)	(.31)	.83	(.21)
Total from investment operations	.24	.43	1.51	.25
Less distributions from:
Net investment income	(.40)	(.83)	(.84)	(.45)
Total distributions	(.40)	(.83)	(.84)	(.45)
Net asset value, end of period	$17.91	$18.07	$18.47	$17.80

Total Return[i]	1.43%	2.37%	8.64%	1.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,089	$6,910	$5,909	$174
Ratios to average net assets:
Net investment income (loss)	4.00%	4.01%	3.72%	3.85%
Total expenses	0.86%	0.94%	0.88%	1.17%
Net expenses[d,h]	0.80%	0.82%	0.78%	0.82%
Portfolio turnover rate	53%	57%	61%	119%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Since commencement of operations: January 29, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Per share amounts for the periods presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the years would be:

	03/31/16	09/30/15	09/30/14	09/30/13
A-Class	1.00%	1.00%	1.00%	1.02%
C-Class	1.75%	1.75%	1.75%	1.77%
P-Class	1.00%	1.00%	—	—
Institutional Class	0.75%	0.75%	0.75%	0.77%

[i]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	March 31, 2016

LIMITED DURATION FUND

OBJECTIVE: Seeks to provide a high level of income consistent with preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	December 16, 2013
C-Class	December 16, 2013
P-Class	May 1, 2015
Institutional Class	December 16, 2013

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	2.4%
Nationstar HECM Loan Trust	2.1%
Station Place Securitization Trust	1.8%
LSTAR Securities Investment Trust 2015-10	1.3%
LSTAR Securities Investment Trust 2015-1	1.2%
GS Mortgage Securities Corporation Trust	1.2%
LSTAR Securities Investment Trust 2015-4	1.1%
LSTAR Securities Investment Trust 2015-6	1.1%
LSTAR Securities Investment Trust 2016-2	1.1%
VOLT XLI LLC	1.1%
Top Ten Total	14.4%

“Ten Largest Holdings” excludes any temporary cash investments.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2016

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AAA	18.9%
AA	11.8%
A	18.4%
BBB	13.4%
BB	7.4%
B	3.2%
CCC	0.8%
D	0.0%
A+	0.1%
NR2	18.0%
Other Instruments	8.0%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
LIMITED DURATION FUND

	Shares	Value

PREFERRED STOCKS†† - 0.1%

Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19[10]	20,000	$495,200
Total Preferred Stocks
(Cost $503,824)		495,200

MUTUAL FUNDS† - 2.4%
Guggenheim Strategy Fund I1	534,890	13,270,617
Total Mutual Funds
(Cost $13,292,135)		13,270,617

SHORT TERM INVESTMENTS† - 1.8%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[2]	9,936,722	9,936,722
Total Short Term Investments
(Cost $9,936,722)		9,936,722

	Face Amount

ASSET-BACKED SECURITIES†† - 43.1%
Collateralized Loan Obligations - 35.5%
CIFC Funding Ltd.
2015-2A, 2.54% due 12/05/24[3,4,11]	$2,000,000	1,967,316
2015-2A, 3.34% due 12/05/24[3,4]	1,990,000	1,922,812
2013-3A, 4.87% due 01/29/25[3,4]	1,400,000	1,266,259
2007-1A, 2.12% due 05/10/21[3,4]	1,000,000	937,572
2014-3X, due 07/22/26[5]	2,000,000	910,088
2013-3A, 3.62% due 01/29/25[3,4]	600,000	584,090
Fortress Credit BSL II Ltd.
2013-2A, 2.12% due 10/19/25[3,4,11]	5,000,000	4,933,184
2013-2A, 2.87% due 10/19/25[3,4]	1,500,000	1,459,169
Golub Capital Partners CLO Ltd.
2015-25A, 2.42% due 08/05/27[3,4]	5,000,000	4,892,003
2014-10A, 3.57% due 10/20/21[3,4]	700,000	686,909
2014-21A, 3.07% due 10/25/26[3,4]	500,000	484,025
2014-18A, 4.12% due 04/25/26[3,4]	250,000	239,554
Acis CLO Ltd.
2013-1A, 1.49% due 04/18/24[3,4]	5,500,000	5,343,787
Cent CDO 14 Ltd.
2007-14A, 1.32% due 04/15/21[3,4]	6,000,000	5,279,547
MT Wilson Clo II Ltd.
2007-2A, 1.62% due 07/11/20[3,4]	4,500,000	4,313,165
2007-2A, 3.37% due 07/11/20[3,4]	1,000,000	888,084
Great Lakes CLO Ltd.
2015-1A, 2.57% due 07/15/26[3,4]	5,000,000	4,958,085
2014-1A, 4.32% due 04/15/25[3,4]	250,000	240,839
Rampart CLO Ltd.
2007-1A, 2.49% due 10/25/21[3,4]	5,000,000	4,900,535
Black Diamond CLO Ltd.
2013-1A, 2.02% due 02/01/23[3,4]	5,000,000	4,882,945
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 1.77% due 04/25/25[3,4]	5,000,000	4,879,003
Ares XII CLO Ltd.
2007-12A, 2.63% due 11/25/20[3,4]	5,000,000	4,850,627
Oaktree EIF I Series A Ltd.
2015-A1, 3.25% due 10/18/27[3,4]	4,500,000	4,464,089
RFTI Issuer Ltd.
2015-FL1, 2.19% due 08/15/30[3,12]	4,000,000	3,991,574
Resource Capital Corporation Ltd.
2015-CRE4, 1.84% due 08/15/32[3,4]	2,000,000	1,963,566
2014-CRE2, 2.94% due 04/15/32[3,4]	2,000,000	1,793,788
WhiteHorse VIII Ltd.
2014-1A, 2.12% due 05/01/26[3,4]	3,450,000	3,375,871
Voya CLO Ltd.
2013-1A, 3.52% due 04/15/24[3,4]	2,300,000	2,286,360
2015-3A, 3.57% due 10/15/22[3,4]	1,000,000	995,447
PFP Ltd.
2015-2, 2.44% due 07/14/34[3,4]	3,000,000	2,957,437
Cavalry CLO II
2013-2A, 1.97% due 01/17/24[3,4]	3,000,000	2,946,881
Fifth Street SLF II Ltd.
2015-2A, 2.25% due 09/29/27[3,4]	3,000,000	2,932,508
Oak Hill Credit Partners X Ltd.
2014-10A, 2.72% due 07/20/26[3,4]	2,950,000	2,833,406
Venture VI CDO Ltd.
2006-1A, 2.10% due 08/03/20[3,4]	2,850,000	2,596,083
Catamaran CLO Ltd.
2014-1A, 3.27% due 04/20/26[3,4]	2,750,000	2,586,303
Atrium XI
2014-11A, 3.82% due 10/23/25[3,4]	2,500,000	2,485,772
Ares XXVI CLO Ltd.
2013-1A, 3.37% due 04/15/25[3,4]	2,500,000	2,386,990
KKR CLO 12 Ltd.
2015-12, 2.56% due 07/15/27[3,4]	2,500,000	2,375,763
Highbridge Loan Management Ltd.
2014-2014, 2.67% due 07/28/25[3,4]	1,250,000	1,198,325
2014-1A, 2.87% due 09/20/22[3,4]	1,000,000	999,872
Northwoods Capital X Ltd.
2013-10A, 2.52% due 11/04/25[3,4]	2,250,000	2,150,273
Babson CLO Ltd.
2013-IIA, 3.27% due 01/18/25[3,4]	2,250,000	2,136,158
Cent CLO Ltd.
2014-20A, 2.10% due 01/25/26[3,4]	2,100,000	2,077,952
Fortress Credit Funding V, LP
2015-5A, 3.27% due 08/15/22[3,4]	2,000,000	1,980,817
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.09% due 10/15/25[3,4]	2,000,000	1,971,150
Dryden XXIV Senior Loan Fund
2015-24RA, 3.32% due 11/15/23[3,4,11]	2,000,000	1,967,847
Steele Creek CLO Ltd.
2014-1A, 2.87% due 08/21/26[3,4]	2,000,000	1,964,966
Venture CLO Ltd.
2015-11A, 2.57% due 11/14/22[3,4,11]	2,000,000	1,957,500

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
LIMITED DURATION FUND

	Face Amount	Value

KKR CLO Trust
2012-1A, 2.83% due 12/15/24[3,4]	$2,000,000	$1,949,898
Vibrant CLO Limited
2015-1A, 2.72% due 07/17/24[3,4]	2,000,000	1,946,366
Marea CLO Ltd.
2015-1A, 3.37% due 10/15/23[3,4]	1,000,000	974,477
2015-1A, 2.42% due 10/15/23[3,4]	1,000,000	963,068
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.27% due 10/15/26[3,4]	1,000,000	975,246
2014-5A, 4.17% due 10/15/26[3,4]	1,000,000	938,631
OCP CLO Ltd.
2013-4A, 3.37% due 10/24/25[3,4]	2,000,000	1,905,235
Garrison Funding Ltd.
2015-1A, 3.13% due 05/25/27[3,4]	2,000,000	1,900,344
FS Senior Funding Ltd.
2015-1A, 3.27% due 05/28/25[3,4]	2,000,000	1,885,850
Airlie CLO Ltd.
2006-2A, 2.07% due 12/20/20[3,4]	2,000,000	1,832,900
Golub Capital Partners CLO 10 Ltd.
2014-10A, 2.37% due 10/20/21[3,4]	1,500,000	1,467,720
Flagship CLO VI
2007-1A, 3.04% due 06/10/21[3,4]	1,500,000	1,405,764
Shackleton I CLO Ltd.
2012-1A, 2.15% due 08/14/23[3,4]	1,400,000	1,398,037
Tuolumne Grove CLO Limited
2014-1A, 2.72% due 04/25/26[3,4]	1,500,000	1,390,412
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,5]	1,500,000	1,342,935
OFSI Fund V Ltd.
2013-5A, 3.82% due 04/17/25[3,4]	1,500,000	1,327,877
Dryden 30 Senior Loan Fund
2013-30A, 3.47% due 11/15/25[3,4]	1,330,000	1,297,921
Venture VII CDO Ltd.
2006-7A, 0.85% due 01/20/22[3,4]	1,318,816	1,291,536
Atlas Senior Loan Fund VI Ltd.
2014-6A, 3.02% due 10/15/26[3,4]	1,272,000	1,249,235
Venture XVI CLO Ltd.
2014-16A, 2.12% due 04/15/26[3,4]	1,200,000	1,183,677
Symphony CLO IX, LP
2012-9A, 4.87% due 04/16/22[3,4]	600,000	576,458
2012-9A, 3.87% due 04/16/22[3,4]	500,000	503,555
Ares XXIII CLO Ltd.
2014-1A, 3.82% due 04/19/23[3,4]	1,000,000	1,003,901
Benefit Street Partners CLO Ltd.
2015-IA, 3.72% due 10/15/25[3,4]	1,000,000	999,989
ACAS CLO Ltd.
2014-1A, 2.94% due 09/20/23[3,4]	1,000,000	999,015
Cent CLO
2014-16A, 3.82% due 08/01/24[3,4]	500,000	499,947
2014-16A, 2.87% due 08/01/24[3,4]	500,000	495,118
Newstar Commercial Loan Funding 2016-1 LLC
2016-1A, 4.37% due 02/25/28[3,4]	1,000,000	995,001
Symphony CLO X Ltd.
2015-10A, 3.47% due 07/23/23[3,4]	1,000,000	992,935
Madison Park Funding VIII Ltd.
2014-8A, 3.42% due 04/22/22[3,4]	500,000	499,945
2014-8A, 2.82% due 04/22/22[3,4]	500,000	491,868
Fortress Credit Investments IV Ltd.
2015-4A, 2.52% due 07/17/23[3,4]	1,000,000	987,330
Kingsland V Ltd.
2007-5A, 1.42% due 07/14/21[3,4]	1,070,000	985,613
Adirondack Park CLO Ltd.
2013-1A, 3.62% due 04/15/24[3,4]	1,000,000	983,139
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.12% due 04/28/26[3,4]	1,000,000	974,730
Resource Capital Corporation
2015-CRE3, 3.59% due 03/15/32[3,4]	1,000,000	971,350
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.34% due 10/10/26[3,4]	1,000,000	965,721
CFIP CLO Ltd.
2014-1A, 2.09% due 04/13/25[3,4]	1,000,000	964,814
Oaktree EIF II Series Ltd.
2014-A2, 2.92% due 11/15/25[3,4,11]	1,000,000	964,364
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 2.92% due 10/20/25[3,4]	1,000,000	960,978
Northwoods Capital XIV Ltd.
2014-14A, 3.08% due 11/12/25[3,4,11]	1,000,000	957,400
San Gabriel CLO Ltd.
2007-1A, 2.89% due 09/10/21[3,4]	1,000,000	955,016
Golub Capital Partners Clo 23M Ltd.
2015-23A, 2.77% due 05/05/27[3,4]	1,000,000	954,522
Black Diamond CLO Delaware Corp.
2005-2A, 2.42% due 01/07/18[3,4]	1,000,000	951,173
Golub Capital Partners Clo 24M Ltd.
2015-24A C, 4.37% due 02/05/27[3,4]	1,000,000	949,967
Battalion CLO Ltd.
2007-1A, 2.77% due 07/14/22[3,4]	1,000,000	946,246
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.78% due 07/28/26[3,4]	1,000,000	946,147
Rockwall CDO Ltd.
2007-1A, 1.17% due 08/01/24[3,4]	1,000,000	936,310
Shackleton II CLO Ltd.
2012-2A D, 4.67% due 10/20/23[3,4]	1,000,000	926,301
Westbrook CLO Ltd.
2006-1A, 2.32% due 12/20/20[3,4]	1,000,000	922,266
Duane Street CLO IV Ltd.
2007-4A D, 2.87% due 11/14/21[3,4]	1,000,000	906,480
Treman Park CLO Ltd.
2015-1A COM, due 04/20/27[4,5]	1,000,000	906,472
Madison Park Funding V Ltd.
2007-5A, 2.08% due 02/26/21[3,4]	1,000,000	904,129
Cerberus Onshore II CLO LLC
2014-1A, 2.62% due 10/15/23[3,4]	593,802	591,972
2014-1A, 3.32% due 10/15/23[3,4]	250,000	249,023

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
LIMITED DURATION FUND

	Face Amount	Value

OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,5]	$1,000,000	$817,860
Race Point V CLO Ltd.
2014-5A, 4.38% due 12/15/22[3,4]	750,000	717,742
KVK CLO Ltd.
2014-2A, 3.62% due 07/15/26[3,4]	500,000	457,280
2013-1A, due 04/14/25[4,5]	750,000	251,509
Gramercy Park CLO Ltd.
2014-1A, 3.57% due 07/17/23[3,4]	700,000	690,641
Madison Park Funding III Ltd.
2006-3A, 2.04% due 10/25/20[3,4]	750,000	685,406
OZLM Funding Ltd.
2012-2A, 3.87% due 10/30/23[3,4]	500,000	500,041
ALM VII R-2 Ltd.
2013-7R2A, 3.22% due 04/24/24[3,4]	500,000	497,923
BlueMountain CLO Ltd.
2012-2A, 3.37% due 11/20/24[3,4]	500,000	493,523
LCM X, LP
2014-10A, 3.47% due 04/15/22[3,4]	500,000	492,964
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/23[3,4]	500,000	492,059
Gallatin CLO VII Ltd.
2014-1A, 3.52% due 07/15/23[3,4]	500,000	491,888
Gale Force 4 CLO Ltd.
2007-4A, 4.12% due 08/20/21[3,4]	500,000	487,906
NZCG Funding Ltd.
2015-2A, 2.97% due 04/27/27[3,4]	500,000	485,080
Halcyon Loan Advisors Funding Ltd.
2012-1A B, 3.62% due 08/15/23[3,4]	500,000	483,597
Figueroa CLO Ltd.
2013-1A, 3.37% due 03/21/24[3,4]	500,000	480,011
Telos CLO Ltd.
2013-4A, 3.37% due 07/17/24[3,4]	500,000	468,419
WhiteHorse IV Ltd.
2007-4A, 2.07% due 01/17/20[3,4]	500,000	466,117
Shasta CLO Ltd.
2007-1A, 2.02% due 04/20/21[3,4]	500,000	457,381
NewStar Arlington Senior Loan Program LLC
2014-1A C1, 3.92% due 07/25/25[3,4]	250,000	236,168
2014-1A, 4.87% due 07/25/25[3,4]	250,000	213,122
COA Summit CLO Limited
2014-1A C, 4.47% due 04/20/23[3,4]	500,000	445,075
ALM XIV Ltd.
2014-14A C, 4.07% due 07/28/26[3,4]	500,000	437,657
Babson CLO Limited
2012-2A, 0.00% due 05/15/23[4,5]	750,000	278,677
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.62% due 04/25/26[3,4]	250,000	225,233
Kingsland IV Ltd.
2007-4A D, 2.07% due 04/16/21[3,4]	250,000	218,987
Keuka Park CLO Ltd.
2013-1A, 0.00% due 10/21/24[4,5]	500,000	207,854
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/23[4,5]	350,000	139,007
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,4,5]	500,000	93,948
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/23[4]	34,977	34,900
Total Collateralized Loan Obligations		193,090,595

Transport-Aircraft - 3.7%
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	5,850,000	5,734,169
2014-1 A1, 5.25% due 02/15/29[4]	338,072	335,198
2014-1 B, 7.50% due 02/15/29[4]	336,903	332,355
Apollo Aviation Securitization Equity Trust 16-1
2016-1A, 4.88% due 03/17/36[4]	4,500,000	4,435,852
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[4]	1,789,573	1,714,912
2015-1A, 5.80% due 06/15/40[4]	949,287	925,555
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	1,845,238	1,787,924
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	1,768,224	1,747,228
Apollo Aviation Securitization Equity Trust
2014-1, 5.12% due 12/15/29[3]	1,129,808	1,087,440
2014-1, 7.38% due 12/15/29[3]	451,923	447,856
Atlas Ltd.
2014-1, 4.87% due 12/15/39†††	927,100	913,203
Rise Ltd.
2014-1, 4.74% due 02/12/39	435,433	427,813
AABS Ltd.
2013-1, 4.87% due 01/15/38	381,689	376,536
Total Transport-Aircraft		20,266,041

Collateralized Debt Obligations - 2.9%
Triaxx Prime CDO Ltd.
2006-2A, 0.70% due 10/02/39[3,4]	3,944,798	3,727,066
2006-2A A1A, 0.70% due 10/02/39[3,4]	875,723	823,415
FDF I Ltd.
2015-1A, 4.40% due 11/12/30†††,4	3,000,000	3,046,890
Gramercy Real Estate CDO 2006-1 Ltd.
2006-1A, 0.99% due 07/25/41[3,4]	2,335,538	2,271,310
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[3,4]	1,804,409	1,726,274
Highland Park CDO I Ltd.
2006-1A A1, 0.96% due 11/25/51[3,4]	1,782,631	1,684,931
H2 Asset Funding Ltd.
2014-1A, 2.33% due 03/19/37	1,000,000	960,951
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.05% due 11/21/40[3,4]	700,000	664,303
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.59% due 12/13/36[3,4]	442,944	434,402

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
LIMITED DURATION FUND

	Face Amount	Value

Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[3,4]	$426,091	$374,960
Total Collateralized Debt Obligations		15,714,502

Net Lease - 0.7%
STORE Master Funding LLC
2012-1A, 5.77% due 08/20/42[4]	3,792,429	3,920,318

Communications - 0.1%
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	742,800	746,385

Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	705,750	709,236

Financial - 0.1%
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.88% due 07/10/17[3]	499,581	493,070
Total Asset-Backed Securities
(Cost $240,087,599)		234,940,147

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 33.0%
Residential Mortgage-Backed Securities - 27.4%
LSTAR Securities Investment Trust
2015-10 A1, 2.44% due 11/01/20[3,4]	7,531,106	7,342,828
2015-1 A, 2.43% due 01/01/20[3,4]	6,764,781	6,629,243
2015-4 A1, 2.44% due 04/01/20[3,4]	6,355,905	6,165,229
2015-6, 2.44% due 05/01/20[3,4]	6,210,397	6,070,663
2016-2, 2.43% due 03/01/21[4]	6,200,000	6,009,846
2014-1 NOTE, 3.53% due 09/01/21[3,4]	5,901,406	5,842,392
2015-2, 2.43% due 01/01/20[3,4]	4,894,001	4,860,350
2015-3, 2.43% due 03/01/20[3,4]	4,331,853	4,236,205
2015-5 A1, 2.44% due 04/01/20[3,4]	3,429,253	3,352,304
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	11,374,476	11,381,869
2015-2A, 2.88% due 11/25/25[4]	3,788,076	3,781,564
2015-1A, 3.84% due 05/25/18[4]	2,127,993	2,126,929
CSMC Series
2015-12R, 0.93% due 11/30/37[3,4]	6,800,000	5,921,122
2014-6R, 0.62% due 09/27/36[3,4]	4,399,729	4,105,646
2014-2R, 0.64% due 02/27/46[3,4]	450,227	411,939
GCAT LLC
2015-1, 3.63% due 05/26/20[4]	4,853,774	4,814,405
2014-2, 3.72% due 10/25/19[4,6]	1,720,503	1,707,476
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4,6]	5,932,718	5,925,711
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[4]	5,784,528	5,754,953
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/41[3,4]	6,075,226	5,621,735
Banc of America Funding Trust
2015-R4 8A1, 0.61% due 01/27/35†††,3,4	6,196,867	5,553,756
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4,6]	4,784,848	4,776,006
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[4]	3,701,827	3,675,510
NRPL Trust
2014-2A, 3.75% due 10/25/57[3,4]	1,782,332	1,765,676
2015-1A, 3.88% due 11/01/54[4]	1,706,945	1,702,874
GSMSC Resecuritization Trust
2015-7R, 0.59% due 09/26/37†††,3,4	3,581,530	3,199,811
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[4]	3,033,824	2,979,718
Oak Hill Advisors Residential Loan Trust
2015-NPL2, 3.72% due 07/25/55[4]	2,113,605	2,099,966
2015-NPL1, 3.47% due 01/25/55[4]	618,672	615,001
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[4]	2,104,607	2,072,356
Nomura Resecuritization Trust
2015-4R 5A1, 0.86% due 03/26/36[3,4]	1,882,500	1,672,851
2012-1R A, 0.87% due 08/27/47[3,4]	284,963	271,050
CIT Mortgage Loan Trust
2007-1, 1.88% due 10/25/37[3,4]	2,005,524	1,877,962
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[4]	1,863,379	1,837,540
AJAX Mortgage Loan Trust
2015-A A, 3.88% due 11/25/54[4]	1,846,233	1,825,520
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[4]	1,743,206	1,709,772
BCAP LLC Trust
2014-RR3, 0.58% due 10/26/36[3,4]	1,756,634	1,671,399
Structured Asset Investment Loan Trust
2005-2, 1.17% due 03/25/35[3]	1,000,000	931,216
2005-1, 1.15% due 02/25/35[3,4]	550,000	514,730
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[4]	1,400,000	1,404,522
Encore Credit Receivables Trust
2005-4, 0.87% due 01/25/36[3]	1,077,390	990,767
Ocwen Master Advance Receivables Trust
2015-T3, 3.21% due 11/15/47[4]	1,000,000	973,091
First Frankin Mortgage Loan Trust
2006-FF4, 0.63% due 03/25/36[3]	704,956	654,895
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	638,925	651,119
GreenPoint Mortgage Funding Trust
2005-HE4 M1, 0.90% due 07/25/30[3]	570,217	550,633
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1 A4, 0.56% due 02/25/37[3]	600,000	521,335
GSAMP Trust
2005-HE6, 0.87% due 11/25/35[3]	450,000	423,714
Accredited Mortgage Loan Trust
2007-1, 0.56% due 02/25/37[3]	323,591	306,961
Soundview Home Loan Trust
2003-1, 3.81% due 08/25/31[3]	186,122	182,172

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
LIMITED DURATION FUND

	Face Amount	Value

Morgan Stanley Re-REMIC Trust
2010-R5 4B, 0.93% due 06/26/36[3,4]	$216,344	$156,751
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.51% due 02/25/47[3]	83,232	81,525
Total Residential Mortgage-Backed Securities		149,712,608

Commercial Mortgage-Backed Securities - 5.0%
GS Mortgage Securities Corporation Trust
2016-ICE2, 3.69% due 02/15/33[3,4]	6,400,000	6,402,000
Hilton USA Trust
2013-HLT, 4.60% due 11/05/30[3,4]	1,800,000	1,810,591
2013-HLF, 4.19% due 11/05/30[3,4]	1,541,414	1,533,763
2013-HLF, 3.19% due 11/05/30[3,4]	1,360,072	1,353,112
2013-HLT, 4.41% due 11/05/30[4]	1,300,000	1,301,650
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.37% due 01/15/59[3]	20,335,436	1,884,501
2016-NXS5, 1.58% due 01/15/59[3]	6,994,527	699,790
GAHR Commercial Mortgage Trust
2015-NRF, 1.74% due 12/15/16[3,4]	1,981,671	1,964,624
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.44% due 07/15/31[3,4]	1,000,000	977,530
2015-CSMO, 3.74% due 01/15/32[3,4]	1,000,000	973,642
BXHTL Mortgage Trust
2015-JWRZ, 3.29% due 05/15/29[3,4]	1,775,000	1,679,244
COMM Mortgage Trust
2014-KYO, 2.79% due 06/11/27[3,4]	1,500,000	1,468,062
Americold 2010 LLC Trust
2010-ARTA, 6.03% due 01/14/29[4]	1,100,000	1,210,005
Morgan Stanley Capital I Trust
2015-XLF1, 2.64% due 08/13/19[3,4]	1,000,000	987,209
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.94% due 12/15/27[3,4]	1,000,000	970,779
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/30[4]	1,000,000	967,881
Hyatt Hotel Portfolio Trust
2015-HYT, 3.49% due 11/15/29[3,4]	1,000,000	962,333
Total Commercial Mortgage-Backed Securities		27,146,716

Mortgage Securities - 0.6%
JPMBB Commercial Mortgage Securities Trust
2013-C17, 1.05% due 12/15/23[3]	34,269,271	1,754,151
Wells Fargo Commercial Mortgage Trust
2015-LC22, 0.93% due 09/15/58[3]	24,883,104	1,520,492
Total Mortgage Securities		3,274,643
Total Collateralized Mortgage Obligations
(Cost $181,377,765)		180,133,967

CORPORATE BONDS†† - 11.9%
Financial - 5.3%
Station Place Securitization Trust
1.43% due 02/25/17	9,600,000	9,603,360
Abbey National Treasury Services plc/United Kingdom
2.11% due 03/14/19[3]	5,700,000	5,728,717
Citigroup, Inc.
5.87% due 12/31/49[3,7]	1,995,000	1,927,669
5.95% due 12/31/49[3,7]	995,000	954,140
Berkshire Hathaway Finance Corp.
1.32% due 03/15/19[3]	2,600,000	2,617,204
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
4.88% due 03/15/19	2,200,000	2,112,000
5.88% due 02/01/22	500,000	474,500
SunTrust Banks, Inc.
5.63% due 12/31/49[3,7]	1,660,000	1,643,400
Bank of America Corp.
6.30% due 12/31/49[3,7]	1,200,000	1,236,000
Citizens Financial Group, Inc.
5.50% due 12/31/49[3,4,7]	1,000,000	950,000
Fifth Third Bancorp
4.90% due 12/31/49[3,7]	1,000,000	872,500
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[3,4]	350,000	352,625
Total Financial		28,472,115

Consumer, Non-cyclical - 2.4%
HCA, Inc.
4.25% due 10/15/19	1,625,000	1,674,766
3.75% due 03/15/19	950,000	973,180
Vector Group Ltd.
7.75% due 02/15/21	2,324,000	2,440,200
Tenet Healthcare Corp.
4.13% due 06/15/20[3,4]	2,300,000	2,282,749
FTI Consulting, Inc.
6.00% due 11/15/22	2,050,000	2,147,375
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	2,016,000	2,021,040
Central Garden & Pet Co.
6.13% due 11/15/23	1,650,000	1,716,000
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[4]	100,000	109,094
Total Consumer, Non-cyclical		13,364,404

Industrial - 1.1%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19	3,178,000	3,289,230
CNH Industrial Capital LLC
4.88% due 04/01/21	2,000,000	1,992,500
3.88% due 07/16/18	600,000	595,800

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
LIMITED DURATION FUND

	Face Amount	Value

Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[10]	$600,000	$402,000
Total Industrial		6,279,530

Energy - 0.9%
Pioneer Natural Resources Co.
7.50% due 01/15/20	1,700,000	1,921,800
Equities Corp.
4.88% due 11/15/21	1,300,000	1,244,086
Husky Energy, Inc.
3.95% due 04/15/22	1,050,000	1,046,116
Magellan Midstream Partners, LP
5.00% due 03/01/26	600,000	648,858
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[8,12]	390,900	56,876
Total Energy		4,917,736

Communications - 0.7%
Sprint Communications, Inc.
9.00% due 11/15/18[4]	2,600,000	2,723,500
7.00% due 03/01/20[4]	575,000	575,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	400,000	434,000
Total Communications		3,732,500

Consumer, Cyclical - 0.6%
eBay, Inc.
2.50% due 03/09/18	1,300,000	1,321,085
L Brands, Inc.
8.50% due 06/15/19	825,000	965,333
Lennar Corp.
4.50% due 06/15/19	725,000	748,563
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	250,000	256,250
Total Consumer, Cyclical		3,291,231

Diversified - 0.5%
HRG Group, Inc.
7.88% due 07/15/19	2,375,000	2,504,675

Utilities - 0.3%
AES Corp.
3.64% due 06/01/19[3]	1,700,000	1,640,500

Basic Materials - 0.1%
Yamana Gold, Inc.
4.95% due 07/15/24	750,000	633,750

Technology - 0.0%
Infor US, Inc.
5.75% due 08/15/20[4]	100,000	103,000
Total Corporate Bonds
(Cost $65,530,381)		64,939,441

SENIOR FLOATING RATE INTERESTS†† - 5.6%
Technology - 1.3%
Avago Technologies Ltd.
4.25% due 02/01/23	4,500,000	4,474,936
First Data Corp.
7.25% due 03/24/21	1,200,000	1,196,064
3.93% due 03/23/18	1,045,827	1,042,951
Avaya, Inc.
6.25% due 05/29/20	492,618	327,768
Deltek, Inc.
5.00% due 06/25/22	290,163	288,350
Sabre, Inc.
4.00% due 02/19/19	195,455	195,333
Total Technology		7,525,402

Consumer, Cyclical - 1.2%
Advantage Sales & Marketing LLC
4.25% due 07/23/21	1,550,000	1,520,457
Smart & Final Stores LLC
4.00% due 11/15/19	1,020,796	1,011,098
La Quinta Intermediate Holdings
3.75% due 04/14/21	997,487	978,366
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19	842,125	818,613
Petsmart, Inc.
4.25% due 03/11/22	800,000	796,200
Acosta, Inc.
4.25% due 09/26/21	800,000	779,568
NPC International, Inc.
4.75% due 12/28/18	248,708	247,464
Fitness International LLC
5.50% due 07/01/20	245,625	236,414
Total Consumer, Cyclical		6,388,180

Communications - 0.9%
Univision Communications, Inc.
4.00% due 03/01/20	1,985,416	1,963,497
4.00% due 02/28/20	1,717,799	1,699,006
T-Mobile US, Inc.
3.50% due 11/09/22	997,500	1,000,931
Asurion Corp.
4.25% due 07/08/20	313,086	301,346
5.00% due 08/04/22	57,695	56,433
Total Communications		5,021,213

Industrial - 0.7%
Travelport Holdings LLC
5.75% due 09/02/21	2,629,549	2,624,948
Quikrete Holdings, Inc.
4.00% due 09/28/20	500,000	498,750
Filtration Group Corp.
4.25% due 11/23/20	497,729	495,031

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
LIMITED DURATION FUND

	Face Amount	Value

Dematic S.A.
4.25% due 12/27/19	$244,375	$241,829
Total Industrial		3,860,558

Financial - 0.6%
Fly Leasing Ltd.
3.50% due 08/09/19	2,666,348	2,643,017
USI Holdings Corp.
4.25% due 12/27/19	369,332	363,176
Magic Newco, LLC
5.00% due 12/12/18	200,000	199,800
Total Financial		3,205,993

Consumer, Non-cyclical - 0.6%
Albertson’s (Safeway) Holdings LLC
5.50% due 12/21/22	1,246,875	1,247,548
5.50% due 08/25/21	694,750	695,097
American Tire Distributors, Inc.
5.25% due 09/01/21	693,501	690,034
Grocery Outlet, Inc.
4.75% due 10/21/21	400,000	390,500
Total Consumer, Non-cyclical		3,023,179

Utilities - 0.2%
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16	1,000,000	995,000

Basic Materials - 0.1%
Chromaflo Technologies
4.50% due 12/02/19	394,792	376,039
Total Senior Floating Rate Interests
(Cost $30,515,292)		30,395,564

FOREIGN GOVERNMENT BONDS†† - 0.1%
Kenya Government International Bond
6.87% due 06/24/24[4]	850,000	801,125
Total Foreign Government Bonds
(Cost $859,181)		801,125

COMMERCIAL PAPER†† - 1.8%
Bacardi USA, Inc.
0.68% due 04/06/16	5,000,000	4,999,527
VF Corp.
0.65% due 04/13/16	5,000,000	4,998,917
Total Commercial Paper
(Cost $9,998,444)		9,998,444

REPURCHASE AGREEMENTS††,9 - 4.0%
Jefferies & Company, Inc. issued 03/22/16 at 3.44% due 04/01/16	5,079,000	5,079,000
Jefferies & Company, Inc. issued 03/09/16 at 2.94% due 04/11/16	3,366,000	3,366,000
Jefferies & Company, Inc. issued 03/15/16 at 3.44% due 04/15/16	3,284,000	3,284,000
Jefferies & Company, Inc. issued 03/18/16 at 3.44% due 04/18/16	2,874,000	2,874,000
Jefferies & Company, Inc. issued 03/11/16 at 3.44% due 04/14/16	1,592,000	1,592,000
Jefferies & Company, Inc. issued 03/28/16 at 2.94% due 04/28/16	1,432,000	1,432,000
Jefferies & Company, Inc. issued 03/11/16 at 2.94% due 04/08/16	1,414,000	1,414,000
Jefferies & Company, Inc. issued 03/02/16 at 3.44% due 04/04/16	857,000	857,000
Jefferies & Company, Inc. issued 03/23/16 at 3.43% due 04/22/16	842,000	842,000
Jefferies & Company, Inc. issued 03/08/16 at 3.44% due 04/08/16	675,000	675,000
Jefferies & Company, Inc. issued 03/28/16 at 3.44% due 04/28/16	333,000	333,000
Total Repurchase Agreements
(Cost $21,748,000)		21,748,000

Total Investments - 103.8%
(Cost $573,849,343)		$566,659,227
Other Assets & Liabilities, net - (3.8)%		(20,572,783)
Total Net Assets - 100.0%		$546,086,444

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
LIMITED DURATION FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 7.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $404,230,445 (cost $410,468,582), or 74.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Residual interest.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Perpetual maturity.
[8]	Security is in default of interest and/or principal obligations.
[9]	Repurchase Agreement — See Note 10.
[10]	Illiquid security.
[11]	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 11.
[12]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,048,450 (cost $4,355,020), or 0.7% of total net assets — See Note 14.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$230,980,054	$3,960,093	$234,940,147
Collateralized Mortgage Obligations	—	171,380,400	8,753,567	180,133,967
Commercial Paper	—	9,998,444	—	9,998,444
Corporate Bonds	—	64,939,441	—	64,939,441
Foreign Government Bonds	—	801,125	—	801,125
Mutual Funds	13,270,617	—	—	13,270,617
Preferred Stocks	—	495,200	—	495,200
Repurchase Agreements	—	21,748,000	—	21,748,000
Senior Floating Rate Interests	—	30,395,564	—	30,395,564
Short Term Investments	9,936,722	—	—	9,936,722
Total	$23,207,339	$530,738,228	$12,713,660	$566,659,227

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $538,809,208)	$531,640,610
Investments in affiliated issuers, at value (cost $13,292,135)	13,270,617
Repurchase agreements, at value (cost $21,748,000)	21,748,000
Total investments (cost $573,849,343)	566,659,227
Prepaid expenses	66,646
Receivables:
Interest	2,051,142
Fund shares sold	1,278,330
Securities sold	402,788
Dividends	16,905
Transfer agent/maintenance fees	8,312
Trustees’ fees*	384
Total assets	570,483,734

Liabilities:
Reverse Repurchase Agreements	7,595,000
Overdraft due to custodian bank	11,134
Payable for:
Securities purchased	14,523,777
Fund shares redeemed	1,707,674
Management fees	173,868
Distribution and service fees	57,715
Fund accounting/administration fees	42,665
Miscellaneous	285,457
Total liabilities	24,397,290
Net assets	$546,086,444

Net assets consist of:
Paid in capital	$555,079,387
Accumulated net investment loss	(815,164)
Accumulated net realized loss on investments	(987,663)
Net unrealized depreciation on investments	(7,190,116)
Net assets	$546,086,444

A-Class:
Net assets	$184,386,882
Capital shares outstanding	7,601,818
Net asset value per share	$24.26
Maximum offering price per share (Net asset value divided by 97.75%)	$24.82

C-Class:
Net assets	$22,758,719
Capital shares outstanding	938,859
Net asset value per share	$24.24

P-Class:
Net assets	$1,613,311
Capital shares outstanding	66,504
Net asset value per share	$24.26

Institutional Class:
Net assets	$337,327,532
Capital shares outstanding	13,910,811
Net asset value per share	$24.25

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Interest	$7,269,925
Dividends from securities of affiliated issuers	58,353
Dividends from securities of unaffiliated issuers	15,937
Other income	106,748
Total investment income	7,450,963

Expenses:
Management fees	957,277
Transfer agent/maintenance fees:
A-Class	32,120
C-Class	5,012
P-Class	253
Institutional Class	20,507
Distribution and service fees:
A-Class	199,064
C-Class	88,105
P-Class	3,203
Fund accounting/administration fees	202,089
Interest expense	88,764
Line of credit fees	14,728
Trustees’ fees*	7,072
Custodian fees	6,429
Miscellaneous	117,904
Total expenses	1,742,527
Less:
Expenses waived by Adviser	(179,159)
Net expenses	1,563,368
Net investment income	5,887,595

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(573,828)
Investments in affiliated issuers	(10,789)
Options purchased	(104,173)
Options written	28,511
Net realized loss	(660,279)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,328,567)
Investments in affiliated issuers	(16,982)
Options purchased	(78,144)
Options written	13,729
Net change in unrealized appreciation (depreciation)	(5,409,964)
Net realized and unrealized loss	(6,070,243)
Net decrease in net assets resulting from operations	$(182,648)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,887,595	$4,956,701
Net realized loss on investments	(660,279)	(272,435)
Net change in unrealized appreciation (depreciation) on investments	(5,409,964)	(1,527,852)
Net increase (decrease) in net assets resulting from operations	(182,648)	3,156,414

Distributions to shareholders from:
Net investment income
A-Class	(2,226,271)	(1,877,597)
C-Class	(179,957)	(92,400)
P-Class	(36,461)	(14,688)*
Institutional Class	(3,756,688)	(3,607,196)
Net realized gains
A-Class	—	(10,524)
C-Class	—	(358)
P-Class	—	— *
Institutional Class	—	(24,979)
Total distributions to shareholders	(6,199,377)	(5,627,742)

Capital share transactions:
Proceeds from sale of shares
A-Class	122,511,840	123,676,382
C-Class	15,955,466	10,713,529
P-Class	1,418,775	2,751,295 *
Institutional Class	290,232,902	144,227,876
Distributions reinvested
A-Class	1,905,016	1,735,098
C-Class	131,965	77,547
P-Class	36,461	14,688 *
Institutional Class	2,932,688	3,470,791
Cost of shares redeemed
A-Class	(55,152,559)	(23,872,067)
C-Class	(3,375,974)	(1,041,909)
P-Class	(2,533,636)	(14,275)*
Institutional Class	(128,603,261)	(39,087,053)
Net increase from capital share transactions	245,459,683	222,651,902
Net increase in net assets	239,077,658	220,180,574

Net assets:
Beginning of period	307,008,786	86,828,212
End of period	$546,086,444	$307,008,786
Accumulated net investment loss at end of period	$(815,164)	$(503,382)

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	5,010,417	4,981,438
C-Class	652,909	432,133
P-Class	58,089	110,968	*
Institutional Class	11,918,047	5,820,359
Shares issued from reinvestment of distributions
A-Class	78,146	69,980
C-Class	5,421	3,131
P-Class	1,493	594	*
Institutional Class	120,359	139,945
Shares redeemed
A-Class	(2,258,594)	(961,747)
C-Class	(138,511)	(42,003)
P-Class	(104,063)	(577	)*
Institutional Class	(5,282,577)	(1,575,206)
Net increase in shares	10,061,136	8,979,015

*	Since commencement of operations: May 1, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.65	$24.97	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.32	.69	.52
Net gain (loss) on investments (realized and unrealized)	(.37)	(.16)	(.08)
Total from investment operations	(.05)	.53	.44
Less distributions from:
Net investment income	(.34)	(.84)	(.47)
Net realized gains	—	(.01)	—
Total distributions	(.34)	(.85)	(.47)
Net asset value, end of period	$24.26	$24.65	$24.97

Total Return[d]	(0.19%)	2.15%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$184,387	$117,628	$17,035
Ratios to average net assets:
Net investment income (loss)	2.65%	2.79%	2.67%
Total expenses[e]	0.95%	0.99%	1.14%
Net expenses[f,h]	0.85%	0.87%	0.83%
Portfolio turnover rate	15%	26%	40%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.63	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.23	.49	.38
Net gain (loss) on investments (realized and unrealized)	(.37)	(.16)	(.09)
Total from investment operations	(.14)	.33	.29
Less distributions from:
Net investment income	(.25)	(.65)	(.33)
Net realized gains	—	(.01)	—
Total distributions	(.25)	(.66)	(.33)
Net asset value, end of period	$24.24	$24.63	$24.96

Total Return[d]	(0.57%)	1.37%	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,759	$10,323	$643
Ratios to average net assets:
Net investment income (loss)	1.90%	1.96%	1.93%
Total expenses[e]	1.71%	1.76%	2.14%
Net expenses[f,h]	1.60%	1.62%	1.56%
Portfolio turnover rate	15%	26%	40%

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$24.65	$24.86
Income (loss) from investment operations:
Net investment income (loss)[c]	.33	.25
Net gain (loss) on investments (realized and unrealized)	(.38)	(.17)
Total from investment operations	(.05)	.08
Less distributions from:
Net investment income	(.34)	(.29)
Total distributions	(.34)	(.29)
Net asset value, end of period	$24.26	$24.65

Total Return[d]	(0.18%)	0.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,613	$2,736
Ratios to average net assets:
Net investment income (loss)	2.72%	2.39%
Total expenses[e]	0.95%	0.94%
Net expenses[f,h]	0.86%	0.88%
Portfolio turnover rate	15%	26%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.64	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.35	.78	.57
Net gain (loss) on investments (realized and unrealized)	(.37)	(.19)	(.08)
Total from investment operations	(.02)	.59	.49
Less distributions from:
Net investment income	(.37)	(.90)	(.53)
Net realized gains	—	(.01)	—
Total distributions	(.37)	(.91)	(.53)
Net asset value, end of period	$24.25	$24.64	$24.96

Total Return[d]	(0.06%)	2.41%	1.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$337,328	$176,322	$69,150
Ratios to average net assets:
Net investment income (loss)	2.91%	3.14%	2.90%
Total expenses[e]	0.67%	0.73%	0.96%
Net expenses[f,h]	0.60%	0.62%	0.57%
Portfolio turnover rate	15%	26%	40%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: December 16, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the years would be:

	03/31/16	09/30/15	09/30/14
A-Class	0.80%	0.80%	0.79%
C-Class	1.55%	1.55%	1.52%
P-Class	0.80%	0.80%	—
Institutional Class	0.55%	0.55%	0.54%

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2016

MUNICIPAL INCOME FUND

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating
Fixed Income Instruments
AAA	13.2%
AA	64.5%
A	12.7%
BBB	3.3%
BB	1.6%
Other Instruments	4.7%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	April 28, 2004
C-Class	January 13, 2012
P-Class	May 1, 2015
Institutional Class	January 13, 2012

Ten Largest Holdings (% of Total Net Assets)
City of Detroit Michigan Water Supply System Revenue Bonds	3.8%
Tustin Unified School District General Obligation Unlimited	3.0%
State of California General Obligation Unlimited	2.8%
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2.7%
Arizona Health Facilities Authority Revenue Bonds	2.6%
Regents of the University of California Medical Center Pooled Revenue Bonds	2.6%
Hudson County Improvement Authority Revenue Bonds	2.5%
Detroit Wayne County Stadium Authority Revenue Bonds	2.5%
North Texas Tollway Authority Revenue Bonds	2.1%
Puerto Rico Electric Power Authority Revenue Bonds	2.0%
Top Ten Total	26.6%

“Ten Largest Holdings” excludes any temporary cash investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
MUNICIPAL INCOME FUND

	Shares	Value

SHORT TERM INVESTMENTS† - 4.7%
Dreyfus Tax Exempt Cash Management Institutional Shares 0.06%[1]	3,144,447	$3,144,447
Total Short Term Investments
(Cost $3,144,447)		3,144,447

	Face Amount

MUNICIPAL BONDS†† - 94.2%

California - 14.6%
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	$1,600,000	2,005,295
State of California General Obligation Unlimited
5.00% due 03/01/26	1,500,000	1,883,280
Regents of the University of California Medical Center Pooled Revenue Bonds
1.15% due 05/15/43[2]	2,000,000	1,726,080
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,244,180
6.25% due 10/01/40	250,000	311,045
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/39[3]	2,500,000	1,005,825
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[4]	1,000,000	605,270
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	548,120
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	349,737
Culver Redevelopment Agency Tax Allocation
0.00% due 11/01/23[3]	195,000	150,669
Total California		9,829,501

Michigan - 12.1%
City of Detroit Michigan Water Supply System Revenue Bonds
5.00% due 07/01/33	2,530,000	2,545,601
4.75% due 07/01/29	230,000	244,207
5.00% due 07/01/41	200,000	217,060
4.25% due 07/01/16	125,000	126,089
5.00% due 07/01/34	55,000	55,322
City of Detroit Michigan Sewage Disposal System Revenue Bonds
1.02% due 07/01/32[2]	2,000,000	1,797,880
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,663,868
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,119,870
5.00% due 05/01/30	300,000	338,166
Total Michigan		8,108,063

New York - 9.2%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
5.00% due 11/01/29	1,000,000	1,241,370
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	1,000,000	1,232,680
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/39	1,000,000	1,180,070
Metropolitan Transportation Authority Revenue Bonds
0.59% due 11/01/32[2]	1,000,000	980,240
Triborough Bridge & Tunnel Authority Revenue Bonds
0.79% due 11/15/27[2]	1,000,000	969,510
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	404,324
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	293,653
Total New York		6,301,847

Texas - 8.6%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	1,295,000	1,399,066
5.75% due 01/01/18	1,205,000	1,308,871
Texas Tech University Revenue Bonds
5.00% due 08/15/32	735,000	855,430
Harris County-Houston Sports Authority Revenue Bonds
0.00% due 11/15/53[3]	4,000,000	706,480
County of Harris Texas Revenue Bonds
1.08% due 08/15/35[2]	500,000	445,240
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	378,868
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	365,391
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	313,245
Total Texas		5,772,591

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MUNICIPAL INCOME FUND

	Face Amount	Value

New Jersey - 7.1%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	$1,500,000	$1,698,255
State of New Jersey General Obligation Unlimited
5.00% due 06/01/23	1,000,000	1,174,550
New Jersey Turnpike Authority Revenue Bonds
0.86% due 01/01/24[2]	1,000,000	998,390
New Jersey Transportation Trust Fund Authority Revenue Bonds
1.60% due 06/15/34[2]	1,000,000	951,850
Total New Jersey		4,823,045

Maryland - 5.9%
County of Baltimore Maryland General Obligation Unlimited
5.00% due 08/01/18	1,000,000	1,098,310
5.00% due 02/01/17	500,000	518,540
County of Montgomery Maryland General Obligation Unlimited
5.00% due 11/01/26	1,000,000	1,261,120
Maryland State Transportation Authority Revenue Bonds
5.00% due 07/01/35	1,000,000	1,080,140
Total Maryland		3,958,110

Pennsylvania - 5.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	1,000,000	1,206,600
Pennsylvania Turnpike Commission Revenue Bonds
1.67% due 12/01/20[2]	500,000	504,570
1.38% due 12/01/21[2]	500,000	496,470
County of Allegheny Pennsylvania General Obligation Unlimited
0.96% due 11/01/26[2]	1,000,000	965,480
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	353,247
Total Pennsylvania		3,526,367

Illinois - 4.9%
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	1,000,000	1,190,130
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,119,820
City of Chicago Illinois General Obligation Unlimited
4.75% due 01/01/28	500,000	500,630
5.00% due 01/01/23	70,000	73,086
5.00% due 01/01/22	5,000	5,045
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	238,992
Metropolitan Pier & Exposition Authority Revenue Bonds
0.00% due 06/15/45[3]	500,000	141,465
Total Illinois		3,269,168

Puerto Rico - 4.6%
Puerto Rico Electric Power Authority Revenue Bonds
0.94% due 07/01/29[2,5]	1,845,000	1,366,758
5.00% due 07/01/24[5]	1,170,000	1,174,232
5.00% due 07/01/22[5]	620,000	628,438
Total Puerto Rico		3,169,428

Washington - 4.1%
King County Public Hospital District No. 1 General Obligation Limited
5.00% due 12/01/37	1,000,000	1,073,540
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27[5]	500,000	535,190
5.25% due 09/01/32[5]	500,000	527,660
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	407,813
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	223,421
Total Washington		2,767,624

Massachusetts - 3.1%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,180,980
Commonwealth of Massachusetts General Obligation Unlimited
0.98% due 05/01/37[2]	1,000,000	931,120
Total Massachusetts		2,112,100

Colorado - 3.0%
City & County of Denver Colorado General Obligation Unlimited
5.00% due 08/01/16	1,210,000	1,228,150
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	480,246
University of Colorado Revenue Bonds
5.00% due 06/01/37	285,000	329,175
Total Colorado		2,037,571

Florida - 2.8%
School Board of Miami-Dade County Certificate Of Participation
5.00% due 05/01/27	500,000	610,250
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[3]	2,000,000	558,260

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MUNICIPAL INCOME FUND

	Face Amount	Value

City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	$300,000	$353,250
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	340,923
State of Florida Lottery Revenue Bonds
5.00% due 07/01/16	100,000	101,148
Total Florida		1,963,831

Arizona - 2.6%
Arizona Health Facilities Authority Revenue Bonds
1.23% due 01/01/37[2]	2,000,000	1,760,940

Mississippi - 1.3%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	591,180
6.25% due 10/01/26	230,000	273,544
Total Mississippi		864,724

Louisiana - 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	620,000	708,617

Virginia - 1.1%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	375,339
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/28	250,000	308,130
Total Virginia		683,469

West Virginia - 0.9%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	580,430

South Carolina - 0.6%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	380,079

District of Columbia - 0.5%
District of Columbia General Obligation Unlimited
5.00% due 06/01/32	275,000	330,668

Nevada - 0.4%
Las Vegas Valley Water District General Obligation Limited
5.00% due 06/01/27	230,000	286,072

Georgia - 0.4%
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	242,772

North Carolina - 0.3%
State of North Carolina General Obligation Unlimited
5.00% due 06/01/17	200,000	210,246
Total Municipal Bonds
(Cost $61,094,971)		63,687,263

Total Investments - 98.9%
(Cost $64,239,418)		$66,831,710
Other Assets & Liabilities, net - 1.1%		713,129
Total Net Assets - 100.0%		$67,544,839

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[3]	Zero coupon rate security.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Illiquid security.

See Sector Classification in Other Information section.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
MUNICIPAL INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$63,687,263	$—	$63,687,263
Short Term Investments	3,144,447	—	—	3,144,447
Total	$3,144,447	$63,687,263	$—	$66,831,710

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $64,239,418)	$66,831,710
Prepaid expenses	26,928
Cash	2
Receivables:
Interest	608,365
Fund shares sold	220,884
Transfer agent/maintenance fees	4,826
Total assets	67,692,715

Liabilities:
Payable for:
Distributions to Shareholders	42,849
Fund shares redeemed	25,861
Direct shareholders expense	22,357
Distribution and service fees	15,319
Management fees	13,576
Custodian fees	8,607
Legal fees	7,419
Fund accounting/administration fees	5,509
Trustees’ fees*	4,622
Miscellaneous	1,757
Total liabilities	147,876
Net assets	$67,544,839

Net assets consist of:
Paid in capital	$92,760,914
Undistributed net investment income	—
Accumulated net realized loss on investments	(27,808,367)
Net unrealized appreciation on investments	2,592,292
Net assets	$67,544,839

A-Class:
Net assets	$49,501,860
Capital shares outstanding	3,883,499
Net asset value per share	$12.75
Maximum offering price per share (Net asset value divided by 96.00%)	$13.28

C-Class:
Net assets	$4,930,444
Capital shares outstanding	387,051
Net asset value per share	$12.74

P-Class:
Net assets	$28,839
Capital shares outstanding	2,263
Net asset value per share	$12.74

Institutional Class:
Net assets	$13,083,696
Capital shares outstanding	1,026,008
Net asset value per share	$12.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Interest	$974,162
Total investment income	974,162

Expenses:
Management fees	165,822
Transfer agent/maintenance fees:
A-Class	25,134
C-Class	2,430
P-Class	43
Institutional Class	4,117
Distribution and service fees:
A-Class	66,425
C-Class	18,687
P-Class	27
Fund accounting/administration fees	31,506
Registration fees	53,532
Line of credit fees	4,260
Trustees’ fees*	728
Custodian fees	27
Miscellaneous	13,734
Total expenses	386,472
Less:
Expenses waived by Adviser	(114,629)
Net expenses	271,843
Net investment income	702,319

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	334,269
Net realized gain	334,269
Net change in unrealized appreciation (depreciation) on:
Investments	794,225
Net change in unrealized appreciation (depreciation)	794,225
Net realized and unrealized gain	1,128,494
Net increase in net assets resulting from operations	$1,830,813

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$702,319	$1,376,249
Net realized gain on investments	334,269	266,390
Net change in unrealized appreciation (depreciation) on investments	794,225	(419,085)
Net increase in net assets resulting from operations	1,830,813	1,223,554

Distributions to shareholders from:
Net investment income
A-Class	(565,324)	(1,146,185)
C-Class	(24,906)	(30,351)
P-Class	(228)	(100)*
Institutional Class	(111,861)	(199,613)
Total distributions to shareholders	(702,319)	(1,376,249)

Capital share transactions:
Proceeds from sale of shares
A-Class	16,384,624	21,002,499
C-Class	3,878,017	2,084,724
P-Class	18,250	10,000 *
Institutional Class	5,753,017	4,945,093
Distributions reinvested
A-Class	351,112	704,334
C-Class	17,389	21,242
P-Class	228	100 *
Institutional Class	73,492	116,901
Cost of shares redeemed
A-Class	(17,221,776)	(16,588,738)
C-Class	(1,485,139)	(700,489)
P-Class	—	— *
Institutional Class	(1,484,770)	(2,933,434)
Net increase from capital share transactions	6,284,444	8,662,232
Net increase in net assets	7,412,938	8,509,537

Net assets:
Beginning of period	60,131,901	51,622,364
End of period	$67,544,839	$60,131,901
Undistributed net investment income at end of period	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	1,294,312	1,657,982
C-Class	305,430	165,051
P-Class	1,446	791	*
Institutional Class	453,962	391,788
Shares issued from reinvestment of distributions
A-Class	27,731	55,887
C-Class	1,373	1,686
P-Class	18	8	*
Institutional Class	5,803	9,270
Shares redeemed
A-Class	(1,358,024)	(1,319,843)
C-Class	(117,236)	(55,776)
P-Class	—	—	*
Institutional Class	(117,327)	(233,057)
Net increase in shares	497,488	673,787

*	Since commencement of operations: May 1, 2015.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class†	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$12.52	$12.51	$11.59	$12.59	$11.82	$11.54
Income (loss) from investment operations:
Net investment income (loss)[c]	.13	.29	.36	.38	.26	.64
Distributions to preferred shareholders from:
Net investment income	—	—	—	—	(.01)	(.10)
Net gain (loss) on investments (realized and unrealized)	.24	.01	.92	(1.00)	.78	.54
Total from investment operations	.37	.30	1.28	(.62)	1.03	1.08
Less distributions from:
Net investment income	(.14)	(.29)	(.36)	(.38)	(.26)	(.80)
Total distributions	(.14)	(.29)	(.36)	(.38)	(.26)	(.80)
Net asset value, end of period	$12.75	$12.52	$12.51	$11.59	$12.59	$11.82

Total Return[g]	2.93%	2.39%	11.20%	(5.09%)	8.91%	9.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,502	$49,086	$44,090	$50,463	$77,609	$182,150
Ratios to average net assets:
Net investment income (loss)	2.13%	2.28%	3.00%	3.04%	2.78%	4.60%
Total expenses	1.16%	1.17%	1.29%	1.14%	1.15%	2.09%
Net expenses[d,h]	0.81%	0.81%	0.83%	0.82%	0.87%	2.09%
Portfolio turnover rate	38%	80%	173%	91%	121%	104%

C-Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[e]
Per Share Data
Net asset value, beginning of period	$12.52	$12.50	$11.59	$12.58	$11.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.08	.19	.27	.28	.20
Net gain (loss) on investments (realized and unrealized)	.23	.02	.91	(.98)	.62
Total from investment operations	.31	.21	1.18	(.70)	.82
Less distributions from:
Net investment income	(.09)	(.19)	(.27)	(.29)	(.22)
Total distributions	(.09)	(.19)	(.27)	(.29)	(.22)
Net asset value, end of period	$12.74	$12.52	$12.50	$11.59	$12.58

Total Return[g]	2.46%	1.71%	10.28%	(5.70%)	7.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,930	$2,472	$1,082	$1,495	$1,176
Ratios to average net assets:
Net investment income (loss)	1.33%	1.54%	2.24%	2.30%	2.36%
Total expenses	1.93%	1.87%	2.08%	1.93%	1.94%
Net expenses[d,h]	1.56%	1.56%	1.58%	1.57%	1.55%
Portfolio turnover rate	38%	80%	173%	91%	121%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$12.52	$12.64
Income (loss) from investment operations:
Net investment income (loss)[c]	.13	.13
Net gain (loss) on investments (realized and unrealized)	.22	(.12)
Total from investment operations	.35	.01
Less distributions from:
Net investment income	(.13)	(.13)
Total distributions	(.13)	(.13)
Net asset value, end of period	$12.74	$12.52

Total Return[g]	2.85%	0.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29	$10
Ratios to average net assets:
Net investment income (loss)	2.10%	2.46%
Total expenses	1.45%	3.17%
Net expenses[d,h]	0.82%	0.81%
Portfolio turnover rate	38%	80%

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[e]
Per Share Data
Net asset value, beginning of period	$12.53	$12.51	$11.60	$12.59	$11.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.15	.32	.39	.40	.29
Net gain (loss) on investments (realized and unrealized)	.22	.02	.91	(.98)	.62
Total from investment operations	.37	.34	1.30	(.58)	.91
Less distributions from:
Net investment income	(.15)	(.32)	(.39)	(.41)	(.30)
Total distributions	(.15)	(.32)	(.39)	(.41)	(.30)
Net asset value, end of period	$12.75	$12.53	$12.51	$11.60	$12.59

Total Return[g]	2.97%	2.73%	11.38%	(4.76%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,084	$8,564	$6,451	$6,343	$1,051
Ratios to average net assets:
Net investment income (loss)	2.38%	2.53%	3.23%	3.35%	3.37%
Total expenses	0.90%	0.89%	0.97%	0.93%	0.86%
Net expenses[d,h]	0.56%	0.56%	0.58%	0.57%	0.55%
Portfolio turnover rate	38%	80%	173%	91%	121%

†

Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balanced

Fund (“TYW”), a registered closed-end management investment company. The A-Class financial highlights for the periods prior to that date reflect performance of TYW.

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Prior to January 13, 2012, the Fund’s fiscal year end was December 31. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Since commencement of operations: January 13, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the years would be:

	03/31/16	09/30/15	09/30/14
A-Class	0.80%	0.80%	0.80%
C-Class	1.55%	1.55%	1.54%
P-Class	0.80%	0.81%	—
Institutional Class	0.55%	0.55%	0.55%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares previously offered have been converted to A-Class shares effective August 8, 2015 for the funds in the Trust. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2016, the Trust consisted of nineteen funds.

As of January 1, 2012, A-Class, C-Class, P-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the Diversified Income Fund, High Yield Fund, Investment Grade Bond Fund, Limited Duration Fund, and Municipal Income Fund (the “Funds”), each a diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Guggenheim Partners Investment Management (“GPIM”), an affiliate of GI, serves as investment sub-adviser (the “Sub-Adviser”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2016.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. The Funds declare dividends from investment income daily, except the Diversified Income Fund, which declares monthly. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

K. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.25% at March 31, 2016.

L. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

M. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Investment Grade Bond Fund	Duration, Hedge	714
Limited Duration Fund	Duration, Hedge	264

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended March 31, 2016:

Fund	Use
Investment Grade Bond Fund	Duration, Hedge
Limited Duration Fund	Duration, Hedge

	Limited Duration Fund		Investment Grade Bond Fund
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Balance at September 30, 2015	1,056	$28,511	581	$15,663
Options Written	—	—	—	—
Options terminated in closing purchase transactions	—	—	—	—
Options expired	(1,056)	(28,511)	(581)	(15,663)
Options exercised	—	—	—	—
Balance at March 31, 2016	—	$—	—	$—

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures:

		Average Notional
Fund	Use	Long	Short
Diversified Income Fund	Hedge	$—	$717,675

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use, and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
High Yield Fund	Hedge	$10,348,464	$112,506

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Variation margin

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2016:

Asset Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2016
High Yield Fund	$9,031	$9,031

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2016
Diversified Income	$(18,638)	$—	$(18,638)
High Yield Fund	—	(307,128)	(307,128)

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (deprecation) on options written
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Options Written Interest Rate Contracts	Options Purchased Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Diversified Income	$(18,645)	$—	$—	$—	$(18,645)
High Yield Fund	—	—	—	304,469	304,469
Investment Grade Bond Fund	—	15,664	(57,363)	—	(41,699)
Limited Duration Fund	—	28,511	(104,173)	—	(75,662)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Options Written Interest Rate Contracts	Options Purchased Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Diversified Income	$(18,638)	$—	$—	$—	$(18,638)
High Yield Fund	—	—	—	(277,161)	(277,161)
Investment Grade Bond Fund	—	7,577	(42,971)	—	(35,394)
Limited Duration Fund	—	13,729	(78,144)	—	(64,415)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with the use short sales and of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Diversified Income Fund	0.75%
High Yield Fund	0.60%
Investment Grade Bond Fund	0.50%
Limited Duration Fund	0.45%
Municipal Income Fund	0.50%

RFS is paid the following for providing transfer agent services to the Funds. Transfer agent fees are assessed to the applicable class of each Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Funds during first twelve months of operations.

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of Net Assets)
Diversified Income Fund	0.095%
High Yield Fund	0.095%
Investment Grade Bond Fund	0.095%
Limited Duration Fund	0.095%
Municipal Income Fund	0.095%

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Funds have adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Diversified Income Fund — A-Class**	1.30%	01/29/16	02/01/17
Diversified Income Fund — C-Class**	2.05%	01/29/16	02/01/17
Diversified Income Fund — P-Class**	1.30%	01/29/16	02/01/17
Diversified Income Fund — Institutional Class**	1.05%	01/29/16	02/01/17
High Yield Fund — A-Class	1.16%	11/30/12	02/01/17
High Yield Fund — C-Class	1.91%	11/30/12	02/01/17
High Yield Fund — P-Class*	1.16%	05/01/15	02/01/17
High Yield Fund — Institutional Class	0.91%	11/30/12	02/01/17
Investment Grade Bond Fund — A-Class	1.00%	11/30/12	02/01/17
Investment Grade Bond Fund — C-Class	1.75%	11/30/12	02/01/17
Investment Grade Bond Fund — P-Class*	1.00%	05/01/15	02/01/17
Investment Grade Bond Fund — Institutional Class	0.75%	11/30/12	02/01/17
Limited Duration Fund — A-Class	0.80%	12/01/13	02/01/17
Limited Duration Fund — C-Class	1.55%	12/01/13	02/01/17
Limited Duration Fund — P-Class*	0.80%	05/01/15	02/01/17
Limited Duration Fund — Institutional Class	0.55%	12/01/13	02/01/17
Municipal Income Fund — A-Class	0.80%	11/30/12	02/01/17
Municipal Income Fund — C-Class	1.55%	11/30/12	02/01/17
Municipal Income Fund — P-Class*	0.80%	05/01/15	02/01/17
Municipal Income Fund — Institutional Class	0.55%	11/30/12	02/01/17

*	Since the commencement of operations: May 1, 2015
**	Since the commencement of operations: January 29, 2016

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2016, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Fund Total
Diversified Income Fund	$—	$—	$—	$10,661	$10,661
High Yield Fund	109,693	81,112	53,603	—	244,408
Investment Grade Bond Fund	149,682	183,531	171,425	54,448	559,086
Limited Duration Fund	—	142,224	180,387	179,159	501,770
Municipal Income Fund	129,927	242,274	214,145	114,629	700,976

For the period ended March 31, 2016, GI recouped $17,209 from the High Yield Fund.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2016, the Diversified Income Fund waived $4,193 related to investments in affiliated funds.

For the period ended March 31, 2016, GFD retained sales charges of $274,695 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At March 31, 2016, GI and its affiliates owned 100% of the outstanding owned shares of the Diversified Income Fund.

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4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 03/31/16	Valuation Technique	Unobservable Inputs
High Yield Fund	Senior Floating Rate Interests	$5,788,756	Monthly Model Priced	Purchase Price
		577,688	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	6,366,444
Corporate Bonds		2,325,001	Monthly Model Priced	Purchase Price
		730,203	Monthly Model Priced	Average Comparative Yield*
	Total Corporate Bonds	3,055,204
Senior Fixed Rate Interests		78,197	Monthly Model Priced	Purchase Price
Preferred Stocks		27,596	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Common Stocks		20,337	Monthly Model Priced	Purchase Price

Investment Grade Bond Fund	Corporate Bonds	1,982,202	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks		1,953,124	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations		1,815,414	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		1,219,318	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote

Limited Duration Fund	Collateralized Mortgage Obligations	8,753,567	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Asset-Backed Securities		3,960,093	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote

*	Average comparative yields used ranged between 24.06%-29.28%.

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

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Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Common Stocks	Preferred Stocks	Corporate Bonds	Total
High Yield Fund
Assets:
Beginning Balance	$7,202,981	$—	$73	$11,039	$3,256,186	$10,470,279
Purchases	1,179,723	62,855	17,181	—	12,039	1,271,798
Sales, maturities and paydowns	(601,068)	—	—	—	(354,500)	(955,568)
Total realized gains or losses included in earnings	10,078	—	—	—	(231,429)	(221,351)
Total change in unrealized gains or losses included in earnings	(1,101,012)	15,342	3,083	—	(670,667)	(1,753,254)
Transfers into Level 3	141,611	—	—	—	1,043,575	1,185,186
Transfers out of Level 3	(465,869)	—	—	(11,039)	—	(476,908)
Ending Balance	$6,366,444	$78,197	$20,337	$—	$3,055,204	$9,520,182
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$(92,971)	$19,411	$3,083	$—	$(672,278)	$(742,755)

	Asset-Backed Securities	Collateralized Mortgage Obligations	Preferred Stocks	Corporate Bonds	Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$1,260,209	$862,693	$1,742,414	$1,140,016	$5,005,332
Purchases	—	1,060,491	—	835,508	1,895,999
Sales, maturities and paydowns	(35,519)	(70,395)	—	(7,680)	(113,594)
Total realized gains or losses included in earnings	—	—	—	(1,888)	(1,888)
Total change in unrealized gains or losses included in earnings	(5,372)	(37,375)	210,710	16,246	184,209
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance	$1,219,318	$1,815,414	$1,953,124	$1,982,202	$6,970,058
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$(5,372)	$(50,115)	$210,710	$16,779	$172,002

	Asset-Backed Securities	Collateralized Mortgage Obligations	Total
Limited Duration Fund
Assets:
Beginning Balance	$971,372	$—	$971,372
Purchases	2,989,652	9,340,724	12,330,376
Sales, maturities and paydowns	(26,000)	(582,697)	(608,697)
Total realized gains or losses included in earnings	—	—	—
Total change in unrealized gains or losses included in earnings	25,069	(4,460)	20,609
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance	$3,960,093	$8,753,567	$12,713,660
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$24,583	$(116,248)	$(91,665)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Diversified Income Fund	$4,956,879	$129,681	$(3,025)	$126,656
High Yield Fund	245,707,938	3,243,284	(22,607,733)	(19,364,449)
Investment Grade Bond Fund	194,261,738	3,129,028	(7,857,004)	(4,727,976)
Limited Duration Fund	573,861,888	1,979,885	(9,182,545)	(7,202,660)
Municipal Income Fund	64,239,418	2,786,335	(194,043)	2,592,292

6. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Diversified Income Fund	$5,256,499	$322,887
High Yield Fund	100,352,385	41,067,373
Investment Grade Bond Fund	86,739,844	61,374,778
Limited Duration Fund	307,111,415	60,234,625
Municipal Income Fund	27,991,067	22,622,142

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Investment Grade Bond Fund	$31,678,319	$24,157,760

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The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchase	Sales	Realized Gain (Loss)
High Yield Fund	$3,852,970	$—	$—
Investment Grade Bond Fund	149,625	—	—
Limited Duration Fund	1,396,500	—	—

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended March 31, 2016, in which the portfolio company is an “affiliated person”, were as follows:

Affiliated issuers by Fund	Value 09/30/15	Additions	Reductions	Value 03/31/16	Shares 03/31/16	Investment Income	Realized Gain (Loss)
Diversified Income Fund
Guggenheim Floating Rate Strategies Fund - Institutional Class	$—	$1,057,498	$(12,963)	$1,053,695	41,665	$7,498	$(10)
Guggenheim World Equity Income Fund - Institutional Class	—	353,516	(4,321)	365,229	27,987	3,516	(42)
Guggenheim Investment Grade Bond Fund - Institutional Class	—	503,295	(6,173)	498,803	27,835	3,295	7
Guggenheim High Yield Fund -Insitutional Class	—	1,263,786	(15,432)	1,267,801	150,392	13,786	(75)
Guggenheim Limited Duration Fund - Institutional Class	—	703,418	(8,642)	691,937	28,533	3,418	(7)
Guggenheim Risk Managed Real Estate Fund - Institutional Class	—	201,054	(2,469)	214,457	7,640	1,054	(17)
Guggenheim S&P High Income Infrastructure ETF	—	499,951	—	546,579	23,785	4,219	—
	$—	$4,582,518	$(50,000)	$4,638,501		$36,786	$(144)
Limited Duration Fund
Guggenheim Strategy Fund I	$7,269,053	$14,308,353	$(8,279,019)	$13,270,617	534,890	$58,353	$(10,789)

8. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2016. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of March 31, 2016 were as follows:

Borrower	Maturity Date	Face Amount	Value
High Yield Fund
Acosta, Inc.	9/26/2019	$1,000,000	$92,837
Advantage Sales & Marketing LLC	7/25/2019	990,000	84,608
Arch Coal, Inc.	1/31/2017	44,825	1,793
Aspect Software, Inc.	9/30/2016	43,831	—
BBB Industries, LLC	11/4/2019	342,857	34,248
Deltek, Inc.	6/25/2020	800,000	84,346
Epicor Software	6/1/2020	1,000,000	103,764
Eyemart Express	12/18/2019	600,000	54,096
Hillman Group, Inc.	6/28/2019	385,714	27,418
Learning Care Group (US), Inc.	5/5/2019	500,000	44,468
McGraw-Hill Global Education Holdings LLC	3/22/2018	1,000,000	47,742
National Technical Systems	6/12/2021	250,000	27,071
Phillips-Medsize Corp.	6/14/2019	1,100,000	83,996
Pro Mach Group, Inc.	10/22/2019	900,000	77,185
Signode Industrial Group US, Inc.	5/1/2019	1,800,000	138,348
Wencor Group	6/19/2019	628,462	47,362
		$11,385,689	$949,282

9. Line of Credit

The Funds, with the exception of Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund and Market Neutral Real Estate Fund, secured a committed $800,000,000 line of credit from Citibank, N.A., good through October 7, 2016, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the Federal Funds Rate (0.25% at March 31, 2016), plus 1/2 of 1%. The Funds also pay a commitment fee at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2016.

10. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Fund	Jefferies & Company, Inc.			Neuberger Berman CLO Ltd.
	2.94% - 3.44%			01/23/24 - 07/15/27*	$25,602,000	$16,388,940
	Due 04/01/16 -04/28/16	$21,748,000	$21,801,155	American Money Management Corp.
				04/14/27*	7,600,000	7,764,312
				Whitehorse Ltd.
				02/03/25*	18,050,000	5,529,442
				Ares CLO Ltd.
				11/25/20*	4,750,000	5,181,300
				JP Morgan Chase Commercial Mortgage Securities Trust
				1.69%
				12/15/16	4,007,000	3,991,533
				Cathedral Lake Ltd.
				07/15/27*	10,450,000	2,874,000

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
				Banc of America Commercial Mortgage Trust
				4.77%
				07/10/43	$2,364,000	$2,401,848
				Mohegan Tribal Finance Authority
				7.00%
				02/01/45	2,375,000	2,372,032
				GCCFC Commercial Mortgage Trust
				5.50%
				10/10/15	2,325,000	2,323,210
				GS Mortgage Securities Trust
				5.79%
				08/10/45	1,897,000	1,814,177
				Puerto Rico Commonwealth Aqueduct & Sewer Authority
				3.92%
				07/01/16	1,895,000	1,491,630
				WF-RBS Commercial Mortgage Trust
				3.91%
				09/15/57	2,000,000	1,470,660
				Nelder Grove CLO Ltd.
				08/28/26*	4,100,000	820,000
				State of California
				4.00%
				09/01/35	640,000	702,893
				Acis CLO Ltd.
				0.00%
				05/01/27	7,500,000	675,000
				Hilton USA Trust
				3.69%
				07/15/16	385,000	384,965
					$$95,940,000	$$56,185,942

*	Residual interest.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2016, the following Funds entered into reverse repurchase agreements as follows:

Fund	Number of Days Outstanding	Balance at March 31, 2016	Average Balance Outstanding	Average Interest Rate
High Yield Fund	183	$8,911,433	$14,712,034	0.77%
Investment Grade Bond Fund	183	8,275,180	12,463,002	0.55%
Limited Duration Fund	183	7,595,000	11,998,407	1.48%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
High Yield Fund	Reverse repurchase agreements	$8,911,433	$—	$8,911,433	$8,911,433	$—	$—
Investment Grade Bond Fund	Reverse repurchase agreements	8,275,180	—	8,275,180	8,275,180	—	—
Limited Duration Fund	Reverse repurchase agreements	7,595,000	—	7,595,000	7,595,000	—	—

In June 2014, the FASB issued Accounting Standards Update 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (ASU 2014-11) that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as secured borrowings, which applies to the reverse repurchase agreements held by the Funds. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds have adopted the ASU.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of year-end, aggregated by asset class of the related collateral pledged by the Funds:

	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
High Yield Fund
Corporate Bonds	$4,134,050	$—	$1,652,383	$3,125,000	$8,911,433
Gross amount of recognized liabilities for reverse repurchase agreements	4,134,050	—	1,652,383	3,125,000	8,911,433

Investment Grade Bond Fund
Corporate Bonds	612,188	5,697,992	—	—	6,310,180
Municipal Bonds	—	1,965,000	—	—	1,965,000
Gross amount of recognized liabilities for reverse repurchase agreements	612,188	7,662,992	—	—	8,275,180

Limited Duration Fund
Asset Backed Securities	—	—	7,595,000	—	7,595,000
Gross amount of recognized liabilities for reverse repurchase agreements	—	—	7,595,000	—	7,595,000

12. P-Class Shares

Effective May 1, 2015, the Funds started to offer P-Class shares. P-Class shares of the Funds are offered primarily through broker/dealers and other financial intermediaries with which GFD has an agreement for the use of P-Class shares of the Funds in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance.

13. Legal Proceedings

Motors Liquidation Company

In June 2015, High Yield Fund became aware that it was named as a defendant in the case entitled Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary Proceeding No. 09-00504 (Bankr. S.D.N.Y.). The lawsuit was initially filed in the United States Bankruptcy Court for the Southern District of New York on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company (f/k/a General Motors) against the former holders of an approximately $1.5 billion term loan issued pursuant to a term loan agreement, dated as of November 29, 2006, between General Motors, as borrower, JPMorgan Chase Bank, N.A., as administrative agent (“JPMorgan”), and various institutions as lenders, including High Yield Fund (f/k/a Security Income Fund – High Yield Series). The term loan lenders received a full repayment of the term loan pursuant to a court order issued in connection with the General Motors chapter 11 bankruptcy filing on June 1, 2009. The plaintiffs are seeking a court order that the lenders return the proceeds received in 2009 based on the contention that the security interest held by the lenders was not properly perfected, and as a result the lenders were unsecured creditors at the time General Motors filed for bankruptcy.

This lawsuit does not allege any wrongdoing on the part of the High Yield Fund and the Fund intends to vigorously defend the matter. If the plaintiffs are successful, it is reasonably possible that the High Yield Fund will be required to make payments in some amount (but not likely to exceed approximately $1,000,000), although the Fund may file or otherwise be a party to a cross-claim against a codefendant. At this stage of the proceedings, the High Yield Fund is unable to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on the Fund’s net asset value. The High Yield Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

14. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
High Yield Fund	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/12/15	$139,296	$31,598
	Unifrax I LLC / Unifrax Holding Co.
	7.50% due 02/15/19	01/17/14	144,661	86,450
	R&R Ice Cream plc
	8.25% due 05/15/20	06/19/14	187,926	158,018
			471,883	276,066

Investment Grade Bond Fund	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	172,500
	Customers Bank
	6.12% due 06/26/29	06/24/14	500,000	500,000
	TIG Holdings, Inc.
	8.60% due 01/15/27	06/29/05	29,097	27,710
	Woodbourne Capital Trust I
	0.03%	01/20/06	954,589	488,281
	Woodbourne Capital Trust II
	0.03%	01/20/06	954,589	488,281
	Woodbourne Capital Trust III
	0.03%	01/20/06	954,589	488,281
	Woodbourne Capital Trust IV
	0.03%	01/20/06	954,589	488,281
			4,547,451	2,653,334

Limited Duration Fund	RFTI Issuer Ltd.
	2.19% due 08/15/30	10/14/15	3,979,984	3,991,574
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	01/08/14	375,036	56,876
			4,355,020	4,048,450

15. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$9,031	$—	$9,031	$9,031	$—	$—

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$307,128	$—	$307,128	$9,031	$—	$298,097

[1]	Exchange-traded futures are excluded from these reported amounts.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations Regarding Approval of Investment Management Agreement - Guggenheim Diversified Income Fund

Guggenheim Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 8, 2013, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares of beneficial interest in separate series, with each such series representing interests in a portfolio of securities and other assets (each, a “Fund” and collectively, the “Funds”). On August 20, 2015, Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), was approved to serve as the investment adviser to the Guggenheim Diversified Income Fund (the “New Fund”), a new series of the Trust, pursuant to an investment advisory agreement between the Trust and GPIM, with respect to the New Fund (the “Investment Advisory Agreement”). (Guggenheim Partners, GPIM and its affiliates may be referred to herein together as “Guggenheim.”) Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), GPIM regularly provides (or oversees the provision of) investment research, advice and supervision, a continuous investment program and the purchase and sale of securities and other investments for various Funds’ portfolios. GPIM will provide those same services to the New Fund.

The 1940 Act, provides, in substance, that an investment advisory agreement between a fund and its investment adviser may be entered into only if it is approved, and may continue in effect from year to year after an initial two-year period only if its continuance is approved at least annually, by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons,” as defined by the 1940 Act, of the fund, cast in person at a meeting called for the purpose of considering such approval. At a meeting held in person on August 20, 2015 (the “August Meeting”), the Trustees who are not “interested persons” (collectively, the “Independent Trustees”) met separately from Guggenheim to consider the approval of the proposed Investment Advisory Agreement. As part of its review process, the Independent Trustees were represented by independent legal counsel (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Independent Trustees various factors relevant to the consideration of the Investment Advisory Agreement and the legal responsibilities of the Trustees related to such consideration and assisted the Independent Trustees in their deliberations.

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OTHER INFORMATION (Unaudited)(continued)

The Trustees, including the Independent Trustees, discussed the Investment Advisory Agreement in light of the regulatory requirements and criteria and assessed information concerning the New Fund’s proposed investment advisory fee, investment objective and policies, investment strategies and expected strategy allocation weights, market opportunity and portfolio management team (including biographies), among other things. GPIM provided peer group comparisons of the proposed advisory fee and total operating expenses, as set forth in a report prepared by an independent, third party research provider, FUSE Research Networks LLC (“FUSE”).

The Independent Trustees also considered the variety of written materials, reports and oral presentations it received during the year with respect to the other series of the Trust and in connection with the Independent Trustees’ service on the boards of trustees of other registered investment companies or series thereof for which GPIM or an affiliate serves as investment adviser or sub-adviser (“Guggenheim Funds”). Thus, in connection with their consideration of the proposed Investment Advisory Agreement, the Independent Trustees also took into account relevant material provided by Guggenheim relating to the annual contract renewal proposals for the Guggenheim Funds considered at the May 19-20, 2015 Board meeting (“Contract Renewal”), including information concerning Guggenheim’s resources and financial information, as updated at the August Meeting.

The Board considered the foregoing materials in the context of its substantial accumulated experience in governing the other Guggenheim Funds and weighed the factors and standards discussed with Independent Legal Counsel. Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Board concluded that it was in the best interests of the New Fund to approve the Investment Advisory Agreement for an initial term of two years.

Nature, Extent and Quality of Services to Be Provided by the Investment Adviser: With respect to the nature, extent and quality of services to be provided by the Investment Adviser for the New Fund, the Independent Trustees considered the functions to be performed by the Investment Adviser for the New Fund and the nature and quality of services provided by GPIM in the past, including the firm’s management capabilities demonstrated with respect to other Guggenheim Funds. The Independent Trustees also considered the Investment Adviser’s attention to relevant developments in the mutual fund industry and its observance of compliance and regulatory requirements and noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board took into consideration the recent settlement of a regulatory matter and remedial steps taken in response by the Investment Adviser to enhance its compliance structure. In addition, the Independent Trustees took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of additional staff to support the firm’s Chief Risk Officer, initiatives related to the risks associated with the investment process and risk at the enterprise level, the organization’s risk management infrastructure and critical activities. The Independent Trustees also considered other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all Guggenheim Funds, including the New Fund, such as efforts to consolidate compliance manuals and align processes of the Funds with those of other funds managed by the Investment Manager or another Guggenheim affiliate. Moreover, in connection with the Board’s evaluation of the overall package of services to be provided by the Investment Adviser, the Board considered the Investment Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the fund administrator, transfer agent, distributor, custodian and other service providers to the New Fund.

With respect to Guggenheim’s resources and the ability of the Investment Adviser to carry out its responsibilities under the Investment Advisory Agreement, the Trustees considered the presentation by the Chief Financial Officer of Guggenheim Investments (the investment management business of Guggenheim Partners) in connection with Contract Renewal and his review of the audited financial statements of Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), the holding company of the investment advisers/managers (including GPIM), broker/dealers and other entities that comprise Guggenheim Investments. In this connection, the Board took into account management’s statement at the August Meeting that there have been no material adverse changes to the previously provided Contract Renewal materials, including the financial information, that would affect the Investment Adviser’s ability to carry out its responsibilities under the Investment Advisory Agreement or the Trustees’ ability to fulfill their obligations under Section 15(c) of the 1940 Act.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

OTHER INFORMATION (Unaudited)(continued)

The Board also considered the acceptability of the terms of the Investment Advisory Agreement (including the scope of services required to be performed by the Investment Adviser), noting that the terms were consistent with the terms of the investment advisory agreements of other open-end Guggenheim Funds. Based on the foregoing, and based on other information received (both oral and written) at the August Meeting and in connection with Contract Renewal, as well as other considerations, including the Board’s knowledge of the Investment Adviser’s quality of performance of its duties for other Guggenheim Funds through Board meetings, discussions and reports during the year, the Board concluded that the Investment Adviser and its personnel were qualified to serve the New Fund in such capacity.

Investment Performance: With respect to investment performance, the Board noted that the New Fund has no operating history. As a result, the Board considered that the New Fund’s investment objective is to seek to achieve high current income with consideration for capital appreciation and reviewed historical back-tested results. The Board also noted management’s explanation that until the New Fund reaches significant scale it will operate as a “fund of funds” that will seek to deliver a reliable source of income by diversifying the portfolio across multiple high income asset classes while incorporating elements of both strategic and tactical asset allocation. In this connection, the Board considered management’s target strategy weightings and description of the process for adjusting strategy exposures. The Board also considered GPIM’s investment expertise generally, and the portfolio managers’ expertise and experience with this type of investment process, and determined that GPIM’s performance was expected to be acceptable.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized by GPIM from its Relationship with the New Fund: The Board compared the New Fund’s proposed advisory fee and total operating expenses to a smaller peer group and larger universe, as set forth in the FUSE report. The Board also reviewed the median and average advisory fees and expense ratios, including certain expense ratio components (e.g., distribution fees, administration fees, transfer agency fees and fee waivers/reimbursements) of the peer group of funds and the percentile rankings. The Board noted the proposed advisory fee of 0.75% of average daily net asset and reviewed the projected total operating expense ratio for each of Class A, C, I and P, noting that in each case the advisory fee and expense ratio (after fee caps and waivers) was above the peer group median, ranging from the 64th to 73rd percentile as to the advisory fee, and from the 77th to 86th percentile as to the total expense ratio. In this regard, the Board took into account management’s statements regarding the expected categorization of the New Fund, the dispersion of fees in such category of funds and that strategies that take a more dynamic approach while still maintaining a conservative, fixed income-oriented portfolio tend to feature a management fee and expense ratio at the higher end of the pricing spectrum. As a part of its considerations, the Board noted that GPIM proposed a fee waiver/expense limitation agreement with respect to the New Fund, limiting ordinary operating expenses to 1.30% for Class A and Class P shares, 2.05% for Class C shares and 1.05% for Class I shares through February 1, 2017. In addition, the Board took into account the proposed Affiliated Fund Waiver Agreement under which Guggenheim agreed, through February 1, 2017, that it would waive the amount of the management fee to the extent necessary to offset the proportionate share of any management fee paid by the New Fund with respect to investment in an affiliated underlying fund.

With respect to the costs of advisory services to be provided and estimated level of profitability, the Trustees noted the start-up nature of the New Fund, and that they would have the opportunity in the future to periodically reexamine this matter.

The Board considered other benefits to be available to GPIM because of its relationship with the New Fund and noted that GPIM may be deemed to benefit from arrangements whereby an affiliate, Rydex Fund Services, LLC, will receive fees for: (i) performing certain administrative functions and bookkeeping, accounting and pricing functions for the New Fund pursuant to a Fund Accounting and Administration Agreement; and (ii) acting as transfer agent for the New Fund and performing all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications, and acting as the dividend disbursing agent pursuant to a Transfer Agency Agreement. In this connection, the Trustees considered its prior review of the compensation arrangements for the provision of the foregoing services.

Economies of Scale to Be Realized: With respect to economies of scale, the Board considered that the New Fund was in its start-up phase. The Trustees also noted that they would have the opportunity in the future to periodically re-examine whether the New Fund had achieved economies of scale and the appropriateness of the advisory fees payable by the New Fund to GPIM.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

Overall Conclusions

Based on the foregoing, the Trustees determined that the proposed investment advisory fee for the New Fund is fair and reasonable in light of the extent and quality of the services to be provided and other benefits to be received and that the approval of the Investment Advisory Agreement is in the best interests of the New Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Trustee, in the exercise of his business judgment, may attribute different weights to different factors. At the August Meeting, the Board, including all of the Independent Trustees, approved the Investment Advisory Agreement for an initial term of two years.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEES
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present). Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

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3.31.2016

Guggenheim Funds Semi-Annual Report

Fundamental Alpha
Guggenheim Mid Cap Value Fund

MCV-SEMI-0316x0916	guggenheiminvestments.com

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
MID CAP VALUE FUND	9
NOTES TO FINANCIAL STATEMENTS	20
OTHER INFORMATION	27
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	28
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	35

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for the Guggenheim Mid Cap Value Fund (the “Fund”) for the six-month period ended March 31, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	March 31, 2016

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”) denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Fund
A-Class	1.47%	6.54%	$ 1,000.00	$ 1,065.40	$ 7.59
C-Class	2.24%	6.13%	1,000.00	1,061.30	11.54
P-Class	1.32%	6.53%	1,000.00	1,065.30	6.82

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Fund
A-Class	1.47%	5.00%	$ 1,000.00	$ 1,017.65	$ 7.41
C-Class	2.24%	5.00%	1,000.00	1,013.80	11.28
P-Class	1.32%	5.00%	1,000.00	1,018.40	6.66

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2016

MID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
C-Class	January 29, 1999
P-Class	May 1, 2015

Ten Largest Holdings (% of Total Net Assets)
FLIR Systems, Inc.	2.8%
Ameren Corp.	2.4%
Pinnacle West Capital Corp.	2.1%
Alleghany Corp.	2.0%
Zions Bancorporation	1.8%
Sonoco Products Co.	1.8%
Hanover Insurance Group, Inc.	1.7%
Camden Property Trust	1.7%
CubeSmart	1.7%
DigitalGlobe, Inc.	1.6%
Top Ten Total	19.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
MID CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.0%

Financial - 28.4%
Alleghany Corp.*	21,095	$10,467,338
Zions Bancorporation	391,600	9,480,636
Hanover Insurance Group, Inc.	102,539	9,251,069
Camden Property Trust	107,330	9,025,379
CubeSmart	266,180	8,863,794
FirstMerit Corp.	390,600	8,222,130
Corrections Corporation of America	254,692	8,162,879
Popular, Inc.	273,540	7,825,979
Endurance Specialty Holdings Ltd.	109,931	7,182,892
Sun Communities, Inc.	98,283	7,038,046
Assured Guaranty Ltd.	259,169	6,556,976
Wintrust Financial Corp.	143,310	6,354,365
Apartment Investment & Management Co. — Class A	150,277	6,284,584
Fulton Financial Corp.	456,532	6,108,398
Trustmark Corp.	244,500	5,630,835
Alexandria Real Estate Equities, Inc.	56,412	5,127,287
E*TRADE Financial Corp.*	205,449	5,031,446
Parkway Properties, Inc.	294,149	4,606,373
Prosperity Bancshares, Inc.	85,330	3,958,459
Lexington Realty Trust	330,030	2,838,258
Equity Commonwealth*	94,614	2,670,007
Unum Group	83,906	2,594,374
KeyCorp	231,413	2,554,800
BancorpSouth, Inc.	89,664	1,910,740
Umpqua Holdings Corp.	85,868	1,361,866
Monogram Residential Trust, Inc.	130,475	1,286,484
Total Financial		150,395,394

Industrial - 16.6%
FLIR Systems, Inc.	444,600	14,649,570
Sonoco Products Co.	193,130	9,380,324
Gentex Corp.	462,953	7,263,733
Huntington Ingalls Industries, Inc.	45,765	6,267,059
Knight Transportation, Inc.	237,090	6,199,904
Oshkosh Corp.	135,159	5,523,948
Ryder System, Inc.	77,589	5,026,215
WestRock Co.	125,959	4,916,180
Werner Enterprises, Inc.	166,265	4,515,757
Owens Corning	86,960	4,111,469
Scorpio Tankers, Inc.	668,711	3,898,585
Owens-Illinois, Inc.*	218,696	3,490,388
Kirby Corp.*	49,524	2,985,802
Harris Corp.	35,380	2,754,687
Colfax Corp.*	95,731	2,736,949
ITT Corp.	72,728	2,682,936
Terex Corp.	53,076	1,320,531
Total Industrial		87,724,037

Consumer, Non-cyclical - 14.6%
MEDNAX, Inc.*	106,118	6,857,345
Bunge Ltd.	120,759	6,843,413
Quest Diagnostics, Inc.	78,106	5,580,674
Emergent BioSolutions, Inc.*	148,838	5,410,261
Navigant Consulting, Inc.*	336,652	5,322,467
Sanderson Farms, Inc.	57,020	5,142,064
Darling Ingredients, Inc.*	381,289	5,021,576
ICF International, Inc.*	138,124	4,747,322
HealthSouth Corp.	123,569	4,649,901
Surgical Care Affiliates, Inc.*	90,009	4,165,617
Premier, Inc. — Class A*	124,090	4,139,642
Kindred Healthcare, Inc.	231,523	2,859,309
Patterson Companies, Inc.	59,976	2,790,683
WEX, Inc.*	32,430	2,703,365
FTI Consulting, Inc.*	74,145	2,632,889
Universal Corp.	39,860	2,264,447
Ingredion, Inc.	20,287	2,166,449
United Rentals, Inc.*	33,714	2,096,674
Community Health Systems, Inc.*	81,577	1,509,990
Everi Holdings, Inc.*	233,280	534,211
Total Consumer, Non-cyclical		77,438,299

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MID CAP VALUE FUND

	Shares	Value

Utilities - 11.4%
Ameren Corp.	253,760	$12,713,375
Pinnacle West Capital Corp.	145,306	10,908,121
Westar Energy, Inc.	146,354	7,260,622
Black Hills Corp.	119,721	7,198,824
Great Plains Energy, Inc.	209,562	6,758,375
Avista Corp.	146,910	5,990,990
Portland General Electric Co.	151,325	5,975,824
OGE Energy Corp.	118,420	3,390,365
Total Utilities		60,196,496

Consumer, Cyclical – 11.0%
J.C. Penney Company, Inc.*	728,985	8,062,574
DR Horton, Inc.	201,457	6,090,045
Visteon Corp.	75,655	6,021,382
Caleres, Inc.	194,838	5,511,968
PVH Corp.	53,085	5,258,600
Essendant, Inc.	161,442	5,154,843
UniFirst Corp.	39,320	4,290,598
iRobot Corp.*	88,738	3,132,451
WESCO International, Inc.*	56,286	3,077,156
CalAtlantic Group, Inc.	84,934	2,838,494
Goodyear Tire & Rubber Co.	80,514	2,655,352
Sonic Automotive, Inc. — Class A	89,542	1,654,736
Tenneco, Inc.*	30,155	1,553,284
La-Z-Boy, Inc.	57,330	1,533,004
AutoNation, Inc.*	24,812	1,158,224
Total Consumer, Cyclical		57,992,711

Technology - 6.6%
CSRA, Inc.	287,864	7,743,542
IXYS Corp.	669,917	7,516,469
Maxwell Technologies, Inc.*	1,187,841	7,055,775
Cree, Inc.*	151,780	4,416,798
Super Micro Computer, Inc.*	116,111	3,957,063
ManTech International Corp. — Class A	49,690	1,589,583
Diebold, Inc.	50,426	1,457,816
MKS Instruments, Inc.	36,800	1,385,520
Total Technology		35,122,566

Energy - 3.7%
Marathon Oil Corp.	441,900	4,922,766
Whiting Petroleum Corp.*	616,012	4,915,776
Oasis Petroleum, Inc.*	511,760	3,725,613
Rowan Companies plc — Class A	224,330	3,611,713
Sanchez Energy Corp.*	438,780	2,408,902
Total Energy		19,584,770

Communications - 3.6%
DigitalGlobe, Inc.*	477,884	8,267,393
Finisar Corp.*	365,178	6,660,847
Scripps Networks Interactive, Inc. — Class A	66,734	4,371,077
Total Communications		19,299,317

Basic Materials - 3.1%
Reliance Steel & Aluminum Co.	74,070	5,124,902
Olin Corp.	164,862	2,863,653
Stillwater Mining Co.*	248,650	2,648,123
Landec Corp.*	228,143	2,395,502
Calgon Carbon Corp.	166,180	2,329,844
Freeport-McMoRan, Inc.	122,807	1,269,824
Total Basic Materials		16,631,848

Total Common Stocks
(Cost $494,103,860)		524,385,438

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp. due *,1,3	858,334	1,754
Total Convertible Preferred Stocks
(Cost $819,654)		1,754

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
MID CAP VALUE FUND

	Shares	Value

SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[2]	2,800,117	$2,800,117
Total Short Term Investments
(Cost $2,800,117)		2,800,117

Total Investments - 99.5%
(Cost $497,723,631)		$527,187,309
Other Assets & Liabilities, net - 0.5%		2,651,760
Total Net Assets - 100.0%		$529,839,069

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$524,385,438	$—	$—	$524,385,438
Convertible Preferred Stocks	—	—	1,754	1,754
Short Term Investments	2,800,117	—	—	2,800,117
Total	$527,185,555	$—	$1,754	$527,187,309

For the period ended March 31, 2016, there were no transfers between levels.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE FUND

March 31, 2016

Assets:
Investments, at value (cost $497,723,631)	$527,187,309
Prepaid expenses	72,793
Cash	11,428
Receivables:
Securities sold	4,720,558
Dividends	823,247
Fund shares sold	69,190
Foreign taxes reclaim	13,049
Total assets	532,897,574

Liabilities:
Payable for:
Fund shares redeemed	1,273,972
Securities purchased	589,977
Management fees	373,189
Distribution and service fees	178,279
Fund accounting/administration fees	41,906
Trustees’ fees*	35,745
Miscellaneous	565,437
Total liabilities	3,058,505
Net assets	$529,839,069

Net assets consist of:
Paid in capital	$489,198,919
Undistributed net investment income	5,044,636
Accumulated net realized gain on investments	6,131,836
Net unrealized appreciation on investments	29,463,678
Net assets	$529,839,069

A-Class:
Net assets	$420,613,040
Capital shares outstanding	15,068,427
Net asset value per share	$27.91
Maximum offering price per share (Net asset value divided by 95.25%)	$29.30

C-Class:
Net assets	$108,142,556
Capital shares outstanding	5,126,763
Net asset value per share	$21.09

P-Class:
Net assets	$1,083,473
Capital shares outstanding	38,954
Net asset value per share	$27.81

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE FUND

Period Ended March 31, 2016

Investment Income:
Dividends (net of foreign withholding tax of $8,537)	$9,547,130
Interest	374
Other income	248
Total investment income	9,547,752

Expenses:
Management fees	2,325,684
Transfer agent/maintenance fees
A-Class	334,755
C-Class	97,333
P-Class	65
Distribution and service fees:
A-Class	548,116
C-Class	573,278
P-Class	341
Fund accounting/administration fees	262,872
Line of credit fees	44,393
Trustees’ fees*	40,260
Custodian fees	17,502
Miscellaneous	258,517
Total expenses	4,503,116
Net investment income	5,044,636

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$8,588,254
Net realized gain	8,588,254
Net change in unrealized appreciation (depreciation) on:
Investments	20,029,525
Net change in unrealized appreciation (depreciation)	20,029,525
Net realized and unrealized gain	28,617,779
Net increase in net assets resulting from operations	$33,662,415

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,044,636	$430,814
Net realized gain on investments	8,588,254	148,539,157
Net change in unrealized appreciation (depreciation) on investments	20,029,525	(179,558,088)
Net increase (decrease) in net assets resulting from operations	33,662,415	(30,588,117)

Distributions to shareholders from:
Net realized gains
A-Class	(71,175,868)	(123,882,978)
B-Class	—	(1,863,094)
C-Class	(23,558,203)	(28,169,528)
P-Class	(15,730)	—
Total distributions to shareholders	(94,749,801)	(153,915,600)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,582,818	95,234,863
B-Class	—	61,226
C-Class	3,804,146	9,969,782
P-Class	1,183,325	62,301 *
Distributions reinvested
A-Class	65,228,180	114,025,165
B-Class	—	1,753,261
C-Class	20,922,534	24,118,771
P-Class	15,730	— *
Cost of shares redeemed
A-Class	(94,876,703)	(604,909,941)
B-Class	—	(12,817,123)
C-Class	(25,639,464)	(63,102,815)
P-Class	(190,614)	— *
Net decrease from capital share transactions	(11,970,048)	(435,604,510)
Net decrease in net assets	(73,057,434)	(620,108,227)

Net assets:
Beginning of period	602,896,503	1,223,004,730
End of period	$529,839,069	$602,896,503
Undistributed net investment income at end of period	$5,044,636	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STATEMENTS OF CHANGES IN NET ASSETS(concluded)
MID CAP VALUE FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	656,372	2,752,607
B-Class	—	2,355
C-Class	182,844	363,138
P-Class	43,626	1,862 *
Shares issued from reinvestment of distributions
A-Class	2,398,977	3,380,581
B-Class	—	68,273
C-Class	1,015,657	893,949
P-Class	581	— *
Shares redeemed
A-Class	(3,438,061)	(17,642,149)
B-Class	—	(501,001)
C-Class	(1,208,142)	(2,316,755)
P-Class	(7,115)	— *
Net decrease in shares	(355,261)	(12,997,140)

*	Since the commencement of operations: May 1, 2015.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012	Year Ended Sept. 30, 2011
Per Share Data
Net asset value, beginning of period	$30.86	$37.73	$38.15	$33.05	$27.13	$29.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.06	.03	.04	(.07)	(.03)
Net gain (loss) on investments (realized and unrealized)	1.61	(2.24)	2.04	8.59	6.54	(2.31)
Total from investment operations	1.89	(2.18)	2.07	8.63	6.47	(2.34)
Less distributions from:
Net investment income	—	—	—	—	—	(.08)
Net realized gains	(4.84)	(4.69)	(2.49)	(3.53)	(.55)	—
Total distributions	(4.84)	(4.69)	(2.49)	(3.53)	(.55)	(.08)
Net asset value, end of period	$27.91	$30.86	$37.73	$38.15	$33.05	$27.13

Total Return[c]	6.54%	(6.83%)	5.52%	28.93%	24.13%	(7.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$420,613	$476,792	$1,017,208	$1,038,762	$903,221	$973,467
Ratios to average net assets:
Net investment income (loss)	1.99%	0.18%	0.08%	0.11%	(0.22%)	(0.10%)
Total expenses[e]	1.47%	1.42%	1.39%	1.39%	1.46%	1.32%
Portfolio turnover rate	27%	84%	35%	23%	19%	28%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FINANCIAL HIGHLIGHTS (continued)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012	Year Ended Sept. 30, 2011
Per Share Data
Net asset value, beginning of period	$24.54	$31.14	$32.13	$28.57	$23.68	$25.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	(.15)	(.21)	(.18)	(.25)	(.24)
Net gain (loss) on investments (realized and unrealized)	1.26	(1.76)	1.71	7.27	5.69	(2.01)
Total from investment operations	1.39	(1.91)	1.50	7.09	5.44	(2.25)
Less distributions from:
Net realized gains	(4.84)	(4.69)	(2.49)	(3.53)	(.55)	—
Total distributions	(4.84)	(4.69)	(2.49)	(3.53)	(.55)	—
Net asset value, end of period	$21.09	$24.54	$31.14	$32.13	$28.57	$23.68

Total Return[c]	6.13%	(7.49%)	4.74%	27.98%	23.28%	(8.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,143	$126,047	$192,942	$219,695	$191,249	$188,745
Ratios to average net assets:
Net investment income (loss)	1.20%	(0.53%)	(0.65%)	(0.62%)	(0.92%)	(0.85%)
Total expenses[e]	2.24%	2.12%	2.12%	2.12%	2.17%	2.07%
Portfolio turnover rate	27%	84%	35%	23%	19%	28%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended Sept. 30, 2015[d]
Per Share Data
Net asset value, beginning of period	$30.77	$33.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.10
Net gain (loss) on investments (realized and unrealized)	1.55	(3.24)
Total from investment operations	1.88	(3.14)
Less distributions from:
Net realized gains	(4.84)	—
Total distributions	(4.84)	—
Net asset value, end of period	$27.81	$30.77

Total Return[c]	6.53%	(9.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,083	$57
Ratios to average net assets:
Net investment income (loss)	2.56%	0.71%
Total expenses[e]	1.32%	1.32%
Portfolio turnover rate	27%	84%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares previously offered have been converted to A-Class shares effective July 31, 2014 for the Alpha Opportunity Fund, and effective August 8, 2015 for the other funds in the Trust. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2016, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Mid Cap Value Fund (the “Fund”), a diversified investment company. Only A-Class, C-Class and P-Class shares had been issued by the Fund.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

F. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.25% at March 31, 2016.

G. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Mid Cap Value Fund	$499,113,110	$71,732,788	$(43,658,589)	$28,074,199

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at 1.00% of the average daily net assets of $200 million or less and 0.75% of the average daily net assets of the Fund in excess of $200 millon.

RFS provides transfer agent services to the Fund for fees calculated at the rate below, which are assessed to the applicable classes of the Fund. For these services, RFS receives the following:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2016, GFD retained sales charges of $274,695 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Mid Cap Value Fund	$148,993,027	$232,327,056

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

6. Line of Credit

The Funds, with the exception of Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund and Market Neutral Real Estate Fund, secured a committed $800,000,000 line of credit from Citibank, N.A., good through October 7, 2016, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.25% at March 31, 2016), plus 1/2 of 1%. The Funds also pay a commitment fee at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period-ended March 31, 2016.

7. Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2016.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 31, 2016, was $473,594.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

4	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

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3.31.2016

Guggenheim Funds Semi-Annual Report

Fundamental Alpha
Guggenheim Mid Cap Value Institutional Fund

MCVI-SEMI-0316x0916	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
MID CAP VALUE INSTITUTIONAL FUND	9
NOTES TO FINANCIAL STATEMENTS	17
OTHER INFORMATION	24
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	25
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	32

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for the Guggenheim Mid Cap Value Institutional Fund (the “Fund”) for the six-month period ended March 31, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	March 31, 2016

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Institutional Fund	1.07%	6.99%	$ 1,000.00	$ 1,069.90	$ 5.54

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Institutional Fund	1.07%	5.00%	$ 1,000.00	$ 1,019.65	$ 5.40

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2016

MID CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
FLIR Systems, Inc.	2.8%
Ameren Corp.	2.4%
Pinnacle West Capital Corp.	2.0%
Alleghany Corp.	2.0%
Sonoco Products Co.	1.8%
Zions Bancorporation	1.8%
Hanover Insurance Group, Inc.	1.7%
Camden Property Trust	1.7%
CubeSmart	1.7%
DigitalGlobe, Inc.	1.6%
Top Ten Total	19.5%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

COMMON STOCKS† - 98.1%

Financial - 28.3%
Alleghany Corp.*	10,728	$5,323,233
Zions Bancorporation	197,560	4,782,928
Hanover Insurance Group, Inc.	52,526	4,738,895
Camden Property Trust	54,075	4,547,167
CubeSmart	135,738	4,520,075
Corrections Corporation of America	129,879	4,162,622
FirstMerit Corp.	196,880	4,144,324
Popular, Inc.	136,763	3,912,790
Endurance Specialty Holdings Ltd.	55,606	3,633,296
Sun Communities, Inc.	49,540	3,547,559
Assured Guaranty Ltd.	131,095	3,316,704
Wintrust Financial Corp.	73,080	3,240,367
Apartment Investment & Management Co. — Class A	75,678	3,164,854
Fulton Financial Corp.	236,020	3,157,948
Trustmark Corp.	128,070	2,949,452
Alexandria Real Estate Equities, Inc.	28,767	2,614,633
E*TRADE Financial Corp.*	104,768	2,565,768
Parkway Properties, Inc.	155,132	2,429,367
Prosperity Bancshares, Inc.	41,650	1,932,144
Lexington Realty Trust	181,060	1,557,116
Equity Commonwealth*	48,359	1,364,691
Unum Group	42,802	1,323,438
KeyCorp	117,795	1,300,457
BancorpSouth, Inc.	45,881	977,724
Umpqua Holdings Corp.	49,670	787,766
Monogram Residential Trust, Inc.	66,661	657,277
Total Financial		76,652,595

Industrial - 16.4%
FLIR Systems, Inc.	231,600	7,631,221
Sonoco Products Co.	98,771	4,797,308
Gentex Corp.	229,187	3,595,944
Huntington Ingalls Industries, Inc.	23,149	3,170,024
Knight Transportation, Inc.	114,360	2,990,514
Oshkosh Corp.	68,367	2,794,159
Ryder System, Inc.	39,566	2,563,085
WestRock Co.	63,747	2,488,045
Werner Enterprises, Inc.	86,120	2,339,019
Owens Corning	43,480	2,055,734
Scorpio Tankers, Inc.	338,415	1,972,960
Owens-Illinois, Inc.*	110,569	1,764,681
Kirby Corp.*	25,942	1,564,043
Colfax Corp.*	48,684	1,391,876
ITT Corp.	36,986	1,364,414
Harris Corp.	17,470	1,360,214
Terex Corp.	26,991	671,536
Total Industrial		44,514,777

Consumer, Non-cyclical - 14.5%
Bunge Ltd.	61,280	3,472,738
MEDNAX, Inc.*	53,476	3,455,619
Quest Diagnostics, Inc.	39,830	2,845,854
Emergent BioSolutions, Inc.*	75,899	2,758,929
Sanderson Farms, Inc.	28,998	2,615,040
Navigant Consulting, Inc.*	162,760	2,573,235
Darling Ingredients, Inc.*	191,290	2,519,289
ICF International, Inc.*	71,707	2,464,570
HealthSouth Corp.	63,013	2,371,179
Premier, Inc. — Class A*	66,800	2,228,448
Surgical Care Affiliates, Inc.*	45,775	2,118,467
Kindred Healthcare, Inc.	120,419	1,487,175
Patterson Companies, Inc.	30,613	1,424,423
WEX, Inc.*	16,593	1,383,192
FTI Consulting, Inc.*	38,844	1,379,350
Universal Corp.	19,310	1,097,001
Ingredion, Inc.	10,262	1,095,879
United Rentals, Inc.*	17,105	1,063,760
Community Health Systems, Inc.*	41,722	772,274
Everi Holdings, Inc.*	112,220	256,984
Total Consumer, Non-cyclical		39,383,406

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

Utilities - 11.2%
Ameren Corp.	129,404	$6,483,140
Pinnacle West Capital Corp.	73,535	5,520,272
Westar Energy, Inc.	74,657	3,703,734
Black Hills Corp.	60,346	3,628,605
Great Plains Energy, Inc.	106,577	3,437,108
Portland General Electric Co.	76,070	3,004,004
Avista Corp.	72,697	2,964,584
OGE Energy Corp.	57,350	1,641,931
Total Utilities		30,383,378

Consumer, Cyclical - 10.8%
J.C. Penney Company, Inc.*	368,742	4,078,287
DR Horton, Inc.	101,452	3,066,894
Visteon Corp.	37,600	2,992,584
Caleres, Inc.	99,718	2,821,022
Essendant, Inc.	84,436	2,696,041
PVH Corp.	26,852	2,659,959
UniFirst Corp.	19,240	2,099,469
iRobot Corp.*	45,239	1,596,937
WESCO International, Inc.*	28,625	1,564,929
CalAtlantic Group, Inc.	41,922	1,401,033
Goodyear Tire & Rubber Co.	41,152	1,357,193
Sonic Automotive, Inc. — Class A	47,550	878,724
Tenneco, Inc.*	15,186	782,231
La-Z-Boy, Inc.	28,650	766,101
AutoNation, Inc.*	12,556	586,114
Total Consumer, Cyclical		29,347,518

Technology - 6.5%
CSRA, Inc.	146,795	3,948,785
IXYS Corp.	339,098	3,804,680
Maxwell Technologies, Inc.*	574,291	3,411,288
Cree, Inc.*	79,730	2,320,143
Super Micro Computer, Inc.*	58,810	2,004,245
ManTech International Corp. — Class A	25,339	810,595
Diebold, Inc.	25,643	741,339
MKS Instruments, Inc.	18,340	690,501
Total Technology		17,731,576

Energy - 3.7%
Marathon Oil Corp.	234,420	2,611,439
Whiting Petroleum Corp.*	307,911	2,457,130
Oasis Petroleum, Inc.*	268,000	1,951,040
Rowan Companies plc — Class A	109,510	1,763,111
Sanchez Energy Corp.*	227,247	1,247,586
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		10,030,307

Communications - 3.6%
DigitalGlobe, Inc.*	245,776	4,251,924
Finisar Corp.*	186,221	3,396,671
Scripps Networks Interactive, Inc. — Class A	34,031	2,229,031
Total Communications		9,877,626

Basic Materials - 3.1%
Reliance Steel & Aluminum Co.	37,700	2,608,463
Stillwater Mining Co.*	130,154	1,386,140
Olin Corp.	78,092	1,356,458
Landec Corp.*	111,854	1,174,467
Calgon Carbon Corp.	83,000	1,163,660
Freeport-McMoRan, Inc.	62,844	649,807
Total Basic Materials		8,338,995

Total Common Stocks
(Cost $255,080,887)		266,260,178

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	793,750	1,622
Total Convertible Preferred Stocks
(Cost $757,980)		1,622

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

SHORT TERM INVESTMENTS† - 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.18%[4]	3,233,045	$3,233,045
Total Short Term Investments
(Cost $3,233,045)		3,233,045

Total Investments - 99.3%
(Cost $259,071,912)		$269,494,845
Other Assets & Liabilities, net - 0.7%		2,025,235
Total Net Assets - 100.0%		$271,520,080

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 6.
[2]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.
[4]	Rate indicated is the 7 day yield as of March 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$266,260,177	$—	$1	$266,260,178
Convertible Preferred Stocks	—	—	1,622	1,622
Short Term Investments	3,233,045	—	—	3,233,045
Total	$269,493,222	$—	$1,623	$269,494,845

For the period ended March 31, 2016, there were no transfers between levels.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $259,069,381)	$269,494,844
Investments in affiliated issuers, at value (cost $2,531)	1
Total investments (cost $259,071,912)	269,494,845
Prepaid expenses	26,320
Receivables:
Securities sold	2,290,434
Dividends	420,951
Fund shares sold	210,801
Foreign taxes reclaim	10,107
Total assets	272,453,458

Liabilities:
Overdraft due to custodian bank	612
Payable for:
Fund shares redeemed	345,881
Securities purchased	301,990
Management fees	169,004
Fund accounting/administration fees	21,407
Trustees' fees*	10,577
Miscellaneous	83,907
Total liabilities	933,378
Net assets	$271,520,080

Net assets consist of:
Paid in capital	$256,544,662
Undistributed net investment income	2,441,372
Accumulated net realized gain on investments	2,111,113
Net unrealized appreciation on investments	10,422,933
Net assets	$271,520,080
Capital shares outstanding	27,105,653
Net asset value per share	$10.02

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

Period Ended March 31, 2016

Investment Income:
Dividends (net of foreign withholding tax of $4,388) from unaffiliated issuers	$4,640,729
Interest	782
Total investment income	4,641,511

Expenses:
Management fees	1,025,254
Transfer agent/maintenance fees	168,603
Fund accounting/administration fees	129,864
Line of credit fees	21,651
Trustees’ fees*	15,555
Custodian fees	10,530
Miscellaneous	93,774
Total expenses	1,465,231
Net investment income	3,176,280

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$4,193,009
Net realized gain	4,193,009
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	11,198,627
Net change in unrealized appreciation (depreciation)	11,198,627
Net realized and unrealized gain	15,391,636
Net increase in net assets resulting from operations	$18,567,916

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE INSTITUTIONAL FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,176,280	$2,586,231
Net realized gain on investments	4,193,009	60,951,511
Net change in unrealized appreciation (depreciation) on investments	11,198,627	(81,449,262)
Net increase (decrease) in net assets resulting from operations	18,567,916	(17,911,520)

Distributions to shareholders from:
Net investment income	(3,255,047)	(2,549,762)
Net realized gains	(25,619,255)	(71,890,688)
Total distributions to shareholders	(28,874,302)	(74,440,450)

Capital share transactions:
Proceeds from sale of shares	55,570,749	180,989,626
Distributions reinvested	5,764,338	40,920,075
Cost of shares redeemed	(66,878,462)	(440,288,527)
Net decrease from capital share transactions	(5,543,375)	(218,378,826)
Net decrease in net assets	(15,849,761)	(310,730,796)

Net assets:
Beginning of period	287,369,841	598,100,637
End of period	$271,520,080	$287,369,841
Undistributed net investment income at end of period	$2,441,372	$2,520,139

Capital share activity:
Shares sold	5,832,631	15,865,670
Shares issued from reinvestment of distributions	592,429	3,627,667
Shares redeemed	(6,917,428)	(38,179,646)
Net decrease in shares	(492,368)	(18,686,309)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

FINANCIAL HIGHLIGHTS
MID CAP VALUE INSTITUTIONAL FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012	Year Ended Sept. 30, 2011
Per Share Data
Net asset value, beginning of period	$10.41	$12.92	$13.09	$11.29	$9.97	$11.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.06	.06	.06	.03	.04
Net gain (loss) on investments (realized and unrealized)	.59	(.66)	.65	2.90	2.30	(.87)
Total from investment operations	.70	(.60)	.71	2.96	2.33	(.83)
Less distributions from:
Net investment income	(.12)	(.07)	(.07)	(.04)	(.04)	(.06)
Net realized gains	(.97)	(1.84)	(.81)	(1.12)	(.97)	(.48)
Total distributions	(1.09)	(1.91)	(.88)	(1.16)	(1.01)	(.54)
Net asset value, end of period	$10.02	$10.41	$12.92	$13.09	$11.29	$9.97

Total Return[c]	6.99%	(5.85%)	5.53%	28.89%	24.96%	(8.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$271,520	$287,370	$598,101	$571,465	$490,741	$472,266
Ratios to average net assets:
Net investment income (loss)	2.33%	0.52%	0.42%	0.51%	0.30%	0.34%
Total expenses[d]	1.07%	1.05%	1.05%	1.01%	1.01%	0.98%
Net expenses	1.07%	1.05%	1.05%	1.01%	0.98%[e]	0.90%[e]
Portfolio turnover rate	31%	95%	41%	24%	33%	38%

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2016, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Mid Cap Value Institutional Fund (the “Fund”), a diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received, which was 0.25% at March 31, 2016..

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

F. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Mid Cap Value Institutional Fund	$260,426,124	$31,437,897	$(22,369,175)	$9,068,722

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS is paid the following for providing transfer agent services to the Fund. Transfer agent fees are assessed to the applicable class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for fund accounting/administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Mid Cap Value Institutional Fund	$82,985,912	$110,092,303

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 31, 2016, in which the portfolio company is an “affiliated person”, were as follows:

Affiliated issuers	Value 09/30/15	Additions	Reductions	Value 03/31/16	Shares 03/31/16	Investment Income
HydroGen Corp.	$1	$—	$—	$1	1,265,700	$—

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

7. Line of Credit

The Funds, with the exception of Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund and Market Neutral Real Estate Fund, secured a committed $800,000,000 line of credit from Citibank, N.A., good through October 7, 2016, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.25% at March 31, 2016), plus 1/2 of 1%. The Funds also pays a commitment fee at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Fund did not have any borrowings under this agreement as of and for the period-ended March 31, 2016.

8. Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2016.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 31, 2016 was $15,940.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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3.31.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Capital Stewardship Fund

CSF-SEMI-0316x0916	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
CAPITAL STEWARDSHIP FUND	7
NOTES TO FINANCIAL STATEMENTS	13
OTHER INFORMATION	17
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	18
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	22

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Guggenheim Partners Investment Management (the “Investment Adviser”) and Concinnity Advisors, LP, the Fund’s sub-adviser (the “Sub-Adviser”) are pleased to present the semiannual shareholder report for the Guggenheim Capital Stewardship Fund (the “Fund”) for the six-month period ended March 31, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm. The Sub-Adviser is unaffiliated with Guggenheim.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25-basis-point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve (the “Fed”) Fed’s communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the US diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended February 29, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Capital Stewardship Fund
Institutional Class	1.08%	10.78%	$ 1,000.00	$ 1,107.80	$ 5.69

Table 2. Based on hypothetical 5% return (before expenses)
Capital Stewardship Fund
Institutional Class	1.08%	5.00%	$ 1,000.00	$ 1,019.60	$ 5.45

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2016

CAPITAL STEWARDSHIP FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:
Institutional Class	September 26, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	4.4%
JPMorgan Chase & Co.	2.7%
AT&T, Inc.	2.5%
Microsoft Corp.	2.4%
Intel Corp.	2.2%
PepsiCo, Inc.	2.2%
Gilead Sciences, Inc.	2.2%
CVS Health Corp.	2.2%
Procter & Gamble Co.	2.2%
Chevron Corp.	2.1%
Top Ten Total	25.1%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
CAPITAL STEWARDSHIP FUND

	Shares	Value

COMMON STOCKS† - 99.8%

Consumer, Non-cyclical - 31.7%
PepsiCo, Inc.	44,468	$4,557,080
Gilead Sciences, Inc.	49,502	4,547,253
Procter & Gamble Co.	54,028	4,447,045
Kroger Co.	92,097	3,522,710
JM Smucker Co.	25,055	3,253,141
DaVita HealthCare Partners, Inc.*	44,224	3,245,157
AbbVie, Inc.	55,635	3,177,871
ManpowerGroup, Inc.	37,537	3,056,263
Cardinal Health, Inc.	36,433	2,985,684
Medtronic plc	39,534	2,965,050
Becton Dickinson and Co.	17,075	2,592,327
RR Donnelley & Sons Co.	149,947	2,459,131
Amgen, Inc.	16,376	2,455,254
Merck & Company, Inc.	46,200	2,444,442
Pfizer, Inc.	73,660	2,183,282
General Mills, Inc.	33,598	2,128,433
Johnson & Johnson	18,172	1,966,210
Quest Diagnostics, Inc.	24,202	1,729,233
Biogen, Inc.*	5,924	1,542,136
Danaher Corp.	15,985	1,516,337
St. Jude Medical, Inc.	26,687	1,467,785
Allergan plc*	4,851	1,300,214
CR Bard, Inc.	6,289	1,274,592
Owens & Minor, Inc.	27,084	1,094,735
Coca-Cola Co.	21,648	1,004,251
Dr Pepper Snapple Group, Inc.	10,892	973,963
Kellogg Co.	12,574	962,540
Anthem, Inc.	3,678	511,205
Total Consumer, Non-cyclical		65,363,324

Technology - 15.1%
Apple, Inc.	83,675	9,119,739
Microsoft Corp.	89,130	4,922,650
Intel Corp.	141,577	4,580,016
QUALCOMM, Inc.	55,586	2,842,668
salesforce.com, Inc.*	31,041	2,291,757
Teradata Corp.*	79,639	2,089,727
International Business Machines Corp.	7,378	1,117,398
Oracle Corp.	25,343	1,036,782
Rackspace Hosting, Inc.*	42,939	927,053
Teradyne, Inc.	40,422	872,711
Ultimate Software Group, Inc.*	3,384	654,804
Autodesk, Inc.*	10,322	601,876
Total Technology		31,057,181

Industrial - 11.3%
Boeing Co.	31,516	4,000,640
Caterpillar, Inc.	46,636	3,569,519
CSX Corp.	109,654	2,823,591
Cummins, Inc.	24,407	2,683,306
Fluor Corp.	47,946	2,574,700
General Electric Co.	75,335	2,394,900
FedEx Corp.	9,672	1,573,828
United Parcel Service, Inc. — Class B	9,174	967,582
Waste Management, Inc.	14,977	883,643
Union Pacific Corp.	8,004	636,718
Honeywell International, Inc.	5,587	626,023
United Technologies Corp.	5,996	600,200
Total Industrial		23,334,650

Financial - 11.1%
JPMorgan Chase & Co.	92,664	5,487,562
Principal Financial Group, Inc.	79,094	3,120,259
American Financial Group, Inc.	33,626	2,366,262
Visa, Inc. — Class A	23,765	1,817,547
Travelers Companies, Inc.	11,306	1,319,523
Aflac, Inc.	19,253	1,215,634
Capital One Financial Corp.	12,687	879,335
Progressive Corp.	24,022	844,133
Fifth Third Bancorp	48,656	812,069
T. Rowe Price Group, Inc.	11,033	810,484
American Express Co.	13,029	799,981
PNC Financial Services Group, Inc.	9,189	777,114
Discover Financial Services	13,297	677,083
AvalonBay Communities, Inc.	3,375	641,925
Wells Fargo & Co.	13,236	640,093
Charles Schwab Corp.	21,810	611,116
Total Financial		22,820,120

Consumer, Cyclical - 10.7%
CVS Health Corp.	43,263	4,487,671
Wal-Mart Stores, Inc.	61,851	4,236,175
Walgreens Boots Alliance, Inc.	47,918	4,036,612
Ford Motor Co.	184,487	2,490,575
Delta Air Lines, Inc.	50,400	2,453,471
Southwest Airlines Co.	49,597	2,221,946
Alaska Air Group, Inc.	25,928	2,126,615
Total Consumer, Cyclical		22,053,065

Communications - 10.2%
AT&T, Inc.	132,045	5,172,203
Verizon Communications, Inc.	67,574	3,654,402
Cisco Systems, Inc.	105,707	3,009,478
Alphabet, Inc. — Class A*	3,351	2,556,478
Discovery Communications, Inc. — Class A*	54,509	1,560,593
Facebook, Inc. — Class A*	12,273	1,400,349
eBay, Inc.*	53,632	1,279,659
News Corp. — Class A	96,166	1,228,040
Telephone & Data Systems, Inc.	21,614	650,365
Amazon.com, Inc.*	1,067	633,414
Total Communications		21,144,981

Energy - 7.4%
Chevron Corp.	45,259	4,317,709
Occidental Petroleum Corp.	25,322	1,732,784

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
CAPITAL STEWARDSHIP FUND

	Shares	Value

First Solar, Inc.*	23,633	$1,618,152
Schlumberger Ltd.	14,718	1,085,452
Spectra Energy Corp.	28,591	874,885
Devon Energy Corp.	24,821	681,088
Hess Corp.	12,591	662,916
Valero Energy Corp.	10,126	649,482
Oceaneering International, Inc.	19,232	639,272
EOG Resources, Inc.	8,752	635,220
Anadarko Petroleum Corp.	13,313	619,986
FMC Technologies, Inc.*	22,539	616,667
Phillips 66	6,868	594,700
ConocoPhillips	14,503	584,036
Total Energy		15,312,349

Basic Materials - 1.6%
International Paper Co.	30,860	1,266,494
Westlake Chemical Corp.	17,573	813,631
Mosaic Co.	23,070	622,890
Dow Chemical Co.	12,062	613,473
Total Basic Materials		3,316,488

Utilities - 0.7%
Entergy Corp.	10,890	863,359
Southern Co.	12,383	640,573
Total Utilities		1,503,932

Total Common Stocks
(Cost $199,224,869)		205,906,090

SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%[1]	976,109	976,109
Total Short Term Investments
(Cost $976,109)		976,109

Total Investments - 100.3%
(Cost $200,200,978)		$206,882,199
Other Assets & Liabilities, net - (0.3)%		(561,857)
Total Net Assets - 100.0%		$206,320,342

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$205,906,090	$—	$—	$205,906,090
Short Term Investments	976,109	—	—	976,109
Total	$206,882,199	$—	$—	$206,882,199

For the period ended March 31, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CAPITAL STEWARDSHIP FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

Assets:
Investments, at value (cost $200,200,978)	$206,882,199
Prepaid expenses	2,244
Cash	12
Receivables:
Dividends	183,957
Total assets	207,068,412

Liabilities:
Payable for:
Fund shares redeemed	512,464
Management fees	154,524
Fund accounting/administration fees	16,311
Trustees’ fees*	13,721
Transfer agent/maintenance fees	2,899
Miscellaneous	48,151
Total liabilities	748,070
Net assets	$206,320,342

Net assets consist of:
Paid in capital	$202,582,202
Undistributed net investment income	726,263
Accumulated net realized loss on investments	(3,669,344)
Net unrealized appreciation on investments	6,681,221
Net assets	$206,320,342
Capital shares outstanding	8,089,074
Net asset value per share	$25.51

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2016

Investment Income:
Dividends	$2,462,501
Interest	94
Total investment income	2,462,595

Expenses:
Management fees	895,562
Transfer agent/maintenance fees	12,673
Fund accounting/administration fees	94,530
Trustees’ fees*	7,605
Custodian fees	7,323
Miscellaneous	58,780
Total expenses	1,076,473
Net investment income	1,386,122

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(598,805)
Net realized loss	(598,805)
Net change in unrealized appreciation (depreciation) on:
Investments	19,491,888
Net change in unrealized appreciation (depreciation)	19,491,888
Net realized and unrealized gain	18,893,083
Net increase in net assets resulting from operations	$20,279,205

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,386,122	$2,559,178
Net realized gain (loss) on investments	(598,805)	506,679
Net change in unrealized appreciation (depreciation) on investments	19,491,888	(11,027,250)
Net increase (decrease) in net assets resulting from operations	20,279,205	(7,961,393)

Distributions to shareholders from:
Net investment income	(2,583,368)	(637,133)
Net realized gains	(3,078,358)	—
Total distributions to shareholders	(5,661,726)	(637,133)

Capital share transactions:
Proceeds from sale of shares	40,409,661	38,908,526
Distributions reinvested	5,389,571	476,495
Cost of shares redeemed	(43,764,564)	(50,132,804)
Net increase (decrease) from capital share transactions	2,034,668	(10,747,783)
Net increase (decrease) in net assets	16,652,147	(19,346,309)

Net assets:
Beginning of period	189,668,195	209,014,504
End of period	$206,320,342	$189,668,195
Undistributed net investment income at end of period	$726,263	$1,923,509

Capital share activity:
Shares sold	1,615,108	1,485,730
Shares issued from reinvestment of distributions	218,644	18,671
Shares redeemed	(1,750,725)	(1,929,837)
Net increase (decrease) in shares	83,027	(425,436)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CAPITAL STEWARDSHIP FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$23.69	$24.79	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.17	.31	— [d]
Net gain (loss) on investments (realized and unrealized)	2.36	(1.33)	(.21)
Total from investment operations	2.53	(1.02)	(.21)
Less distributions from:
Net investment income	(.32)	(.08)	—
Net realized gains	(.39)	—	—
Total distributions	(.71)	(.08)	—
Net asset value, end of period	$25.51	$23.69	$24.79

Total Return [f]	10.78%	(4.15%)	(0.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$206,320	$189,668	$209,015
Ratios to average net assets:
Net investment income (loss)	1.40%	1.22%	0.13%
Total expenses[e]	1.08%	1.15%	1.24%
Portfolio turnover rate	104%	221%	—

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: September 26, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Total Return does not reflect the impact of any applicable sales charge and has not been annualized.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2016, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Guggenheim Capital Stewardship Fund (the “Fund”), a diversified investment company. As of March 31, 2016, only Institutional Class shares of the Fund were offered for subscription.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Concinnity Advisors, LP (the “Sub-Adviser”) serves as the sub-adviser to the Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Fund.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.25% at March 31, 2016.

F. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

RFS is paid the following for providing transfer agent services to the Fund. Transfer agent fees are assessed to the applicable class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgement. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgement.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Capital Stewardship Fund	$201,357,464	$11,375,049	$(5,850,314)	$5,524,735

5. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Capital Stewardship Fund	$206,161,701	$208,686,616

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

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3.31.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Macro Opportunities Fund

MO-SEMI-0316x0916	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
MACRO OPPORTUNITIES FUND	9
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	57
OTHER INFORMATION	86
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	87
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	95

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Guggenheim Macro Opportunities (the “Fund”) for the six-month period ended March 31, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	March 31, 2016

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® Index* (“S&P 500”) returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar (“USD”)-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Macro Opportunities Fund
A-Class	1.45%	(1.70%)	$ 1,000.00	$ 983.00	$ 7.19
C-Class	2.18%	(2.06%)	1,000.00	979.40	10.79
P-Class	1.34%	(1.66%)	1,000.00	983.40	6.64
Institutional Class	1.09%	(1.53%)	1,000.00	984.70	5.41

Table 2. Based on hypothetical 5% return (before expenses)
Macro Opportunities Fund
A-Class	1.45%	5.00%	$ 1,000.00	$ 1,017.75	$ 7.31
C-Class	2.18%	5.00%	1,000.00	1,014.10	10.98
P-Class	1.34%	5.00%	1,000.00	1,018.30	6.76
Institutional Class	1.09%	5.00%	1,000.00	1,019.55	5.50

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2016

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

FUND PROFILE (Unaudited)(concluded)	March 31, 2016

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011

Ten Largest Long Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	2.6%
Guggenheim Floating Rate Strategies Fund - Institutional Class	1.7%
Guggenheim Alpha Opportunity Fund - Institutional Class	1.7%
Triaxx Prime CDO Ltd.	1.2%
Banc of America Funding Ltd.	1.1%
Kenya Government International Bond	1.1%
Motel 6 Trust	1.1%
Dominican Republic International Bond	1.0%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.9%
Travelport Holdings LLC	0.9%
Top Ten Total	13.3%

“Ten Largest Long Holdings” excludes any temporary cash or derivative investments

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.2%
AA	2.3%
A	12.6%
BBB	15.2%
BB	17.5%
B	21.3%
CCC	9.0%
CC	0.2%
D	0.1%
NR2	7.8%
Other Instruments	13.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Value

COMMON STOCKS† - 4.6%

Consumer, Non-cyclical - 1.4%
Gilead Sciences, Inc.	21,189	$1,946,423
Archer-Daniels-Midland Co.[1]	50,331	1,827,519
Cal-Maine Foods, Inc.[1]	32,681	1,696,470
AbbVie, Inc.	28,382	1,621,180
Tyson Foods, Inc. — Class A1	23,042	1,535,980
Express Scripts Holding Co.*,1	21,402	1,470,103
Ingredion, Inc.[1]	13,126	1,401,726
Sanderson Farms, Inc.	15,353	1,384,534
UnitedHealth Group, Inc.	9,868	1,271,985
HCA Holdings, Inc.*,1	15,919	1,242,478
Molina Healthcare, Inc.*	18,781	1,211,187
Laboratory Corporation of America Holdings*	10,314	1,208,079
Universal Health Services, Inc. — Class B1	9,532	1,188,831
Quest Diagnostics, Inc.[1]	16,576	1,184,355
WellCare Health Plans, Inc.*	12,579	1,166,702
Biogen, Inc.*,1	4,088	1,064,188
Cardinal Health, Inc.[1]	12,925	1,059,204
United Therapeutics Corp.*,1	9,336	1,040,310
Kroger Co.[1]	25,769	985,664
MEDNAX, Inc.*,1	15,239	984,744
St. Jude Medical, Inc.	17,780	977,900
Johnson & Johnson[1]	7,863	850,777
McKesson Corp.	5,152	810,152
JM Smucker Co.	6,072	788,388
Western Union Co.[1]	40,469	780,647
Darling Ingredients, Inc.*,1	58,591	771,643
Amsurg Corp. — Class A*	9,622	717,801
Varian Medical Systems, Inc.*	8,938	715,219
Hologic, Inc.*	20,605	710,873
Dean Foods Co.[1]	38,734	670,873
Altria Group, Inc.[1]	10,263	643,080
Charles River Laboratories International, Inc.*,1	8,084	613,899
LifePoint Health, Inc.*,1	8,544	591,672
ConAgra Foods, Inc.[1]	12,731	568,057
Dr Pepper Snapple Group, Inc.[1]	6,020	538,308
Whole Foods Market, Inc.[1]	16,607	516,644
SpartanNash Co.[1]	16,875	511,481
Owens & Minor, Inc.[1]	11,972	483,908
ResMed, Inc.[1]	8,179	472,910
Procter & Gamble Co.[1]	5,677	467,274
Mondelez International, Inc. — Class A	11,583	464,710
Magellan Health, Inc.*,1	6,755	458,867
Community Health Systems, Inc.*,1	24,651	456,290
General Mills, Inc.[1]	7,180	454,853
VCA, Inc.*	7,651	441,386
Cardtronics, Inc.*,1	11,939	429,685
Deluxe Corp.[1]	6,554	409,559
Chemed Corp.[1]	2,933	397,275
Air Methods Corp.*	10,658	386,033
Total Consumer, Non-cyclical		43,591,826

Financial - 0.7%
California Republic Bancorp*,2	166,500	4,188,641
Prudential Financial, Inc.	22,340	1,613,396
JPMorgan Chase & Co.[1]	26,077	1,544,280
MetLife, Inc.[1]	34,873	1,532,320
Everest Re Group Ltd.	7,713	1,522,778
Principal Financial Group, Inc.	34,763	1,371,400
Hartford Financial Services Group, Inc.	24,886	1,146,747
Aflac, Inc.[1]	17,137	1,082,030
Travelers Companies, Inc.[1]	7,537	879,643
Interactive Brokers Group, Inc. — Class A1	20,226	795,286
American Express Co.	11,882	729,555
Selective Insurance Group, Inc.[1]	15,439	565,222

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Value

Aspen Insurance Holdings Ltd.	11,476	$547,405
Regions Financial Corp.[1]	68,620	538,667
American Financial Group, Inc.	7,401	520,808
Hanover Insurance Group, Inc.	5,739	517,773
East West Bancorp, Inc.[1]	15,055	488,987
Allstate Corp.[1]	6,985	470,579
American Equity Investment Life Holding Co.[1]	26,299	441,823
WR Berkley Corp.[1]	7,187	403,909
WP GLIMCHER, Inc.	41,985	398,438
Waddell & Reed Financial, Inc. — Class A1	15,671	368,895
City Office REIT, Inc.	10,316	117,602
Total Financial		21,786,184

Industrial - 0.7%
Boeing Co.[1]	8,564	1,087,114
Cummins, Inc.[1]	8,824	970,110
Textron, Inc.[1]	24,285	885,432
Huntington Ingalls Industries, Inc.[1]	6,276	859,435
Arrow Electronics, Inc.*	13,067	841,645
Tech Data Corp.*	10,177	781,288
AGCO Corp.	15,544	772,537
Fluor Corp.	14,079	756,043
Corning, Inc.[1]	32,195	672,554
Jabil Circuit, Inc.[1]	32,335	623,095
ITT Corp.[1]	16,371	603,925
Knight Transportation, Inc.[1]	22,373	585,053
Dover Corp.[1]	8,445	543,267
Parker-Hannifin Corp.[1]	4,813	534,628
Avnet, Inc.	11,939	528,898
Vishay Intertechnology, Inc.[1]	42,213	515,421
Rockwell Automation, Inc.	4,480	509,600
Union Pacific Corp.	6,196	492,892
Crane Co.[1]	8,941	481,562
Barnes Group, Inc.[1]	13,720	480,612
Clean Harbors, Inc.*,1	9,471	467,299
Briggs & Stratton Corp.[1]	19,415	464,407
Sanmina Corp.*,1	19,828	463,579
Saia, Inc.*,1	16,411	461,970
Federal Signal Corp.[1]	33,807	448,281
Timken Co.[1]	13,243	443,508
Werner Enterprises, Inc.[1]	16,097	437,195
Trinity Industries, Inc.[1]	23,770	435,229
EMCOR Group, Inc.[1]	8,927	433,852
Keysight Technologies, Inc.*,1	15,279	423,839
Jacobs Engineering Group, Inc.*,1	9,624	419,125
Applied Industrial Technologies, Inc.[1]	9,640	418,376
Mueller Industries, Inc.[1]	13,683	402,554
ArcBest Corp.[1]	18,334	395,831
Methode Electronics, Inc.[1]	13,418	392,342
Targus Group International, Inc.*,†††,2	13,186	20,175
Total Industrial		20,052,673

Technology - 0.6%
HP, Inc.[1]	123,566	1,522,334
Apple, Inc.[1]	13,387	1,459,049
Hewlett Packard Enterprise Co.[1]	76,931	1,363,988
International Business Machines Corp.	6,784	1,027,437
Xerox Corp.[1]	91,707	1,023,450
Skyworks Solutions, Inc.	10,536	820,754
Seagate Technology plc[1]	23,805	820,082
Micron Technology, Inc.*,1	76,864	804,766
SYNNEX Corp.[1]	8,171	756,553
Convergys Corp.[1]	26,468	735,016
Tessera Technologies, Inc.[1]	23,533	729,523
DST Systems, Inc.	6,256	705,489
Cirrus Logic, Inc.*,1	18,212	663,099
IPG Photonics Corp.*,1	6,717	645,369
Texas Instruments, Inc.	10,781	619,045
CA, Inc.[1]	20,053	617,432
Nuance Communications, Inc.*	28,313	529,170

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Value

CACI International, Inc. — Class A*,1	4,791	$511,200
Oracle Corp.[1]	11,652	476,683
Teradata Corp.*,1	17,549	460,486
Sykes Enterprises, Inc.*,1	15,201	458,766
NetApp, Inc.[1]	14,704	401,272
Cabot Microelectronics Corp.[1]	9,708	397,154
Mentor Graphics Corp.[1]	19,524	396,923
Icad, Inc.*,1	65,113	332,076
Total Technology		18,277,116

Consumer, Cyclical - 0.5%
Wal-Mart Stores, Inc.[1]	22,839	1,564,243
Delta Air Lines, Inc.	25,878	1,259,741
JetBlue Airways Corp.*,1	53,001	1,119,381
American Eagle Outfitters, Inc.[1]	66,461	1,107,905
Southwest Airlines Co.	21,621	968,621
CVS Health Corp.[1]	9,322	966,971
Goodyear Tire & Rubber Co.[1]	26,222	864,802
UniFirst Corp.[1]	7,885	860,411
Walgreens Boots Alliance, Inc.[1]	9,834	828,416
Casey’s General Stores, Inc.[1]	6,128	694,425
Thor Industries, Inc.	9,485	604,858
PACCAR, Inc.	10,338	565,385
Children’s Place, Inc.[1]	6,632	553,573
Guess?, Inc.[1]	24,090	452,169
Dana Holding Corp.[1]	30,068	423,658
Spirit Airlines, Inc.*	8,778	421,168
Select Comfort Corp.*,1	20,842	404,126
Macy’s, Inc.[1]	8,830	389,315
Best Buy Company, Inc.[1]	11,764	381,624
Total Consumer, Cyclical		14,430,792

Communications - 0.4%
Verizon Communications, Inc.[1]	31,635	1,710,820
CenturyLink, Inc.[1]	48,033	1,535,134
AT&T, Inc.[1]	36,227	1,419,012
Cisco Systems, Inc.[1]	42,384	1,206,673
Frontier Communications Corp.[1]	206,037	1,151,747
Viacom, Inc. — Class B	25,400	1,048,511
Atlantic Tele-Network, Inc.[1]	12,990	985,032
InterDigital, Inc.	14,520	808,038
Time Warner, Inc.	10,784	782,379
Telephone & Data Systems, Inc.[1]	21,167	636,915
AMC Networks, Inc. — Class A*	8,091	525,430
Cengage Learning Acquisitions, Inc.*,††	21,660	403,418
Polycom, Inc.*,1	34,298	382,423
General Communication, Inc. — Class A*,1	20,169	369,496
Total Communications		12,965,028

Utilities - 0.3%
Consolidated Edison, Inc.[1]	22,544	1,727,322
Entergy Corp.[1]	16,198	1,284,177
NextEra Energy, Inc.[1]	10,335	1,223,044
Public Service Enterprise Group, Inc.[1]	22,246	1,048,676
OGE Energy Corp.[1]	34,895	999,044
CenterPoint Energy, Inc.[1]	43,241	904,602
Pinnacle West Capital Corp.[1]	11,637	873,590
Southwest Gas Corp.[1]	12,258	807,189
American Electric Power Company, Inc.[1]	10,603	704,039
Vectren Corp.[1]	13,020	658,291
Edison International[1]	5,764	414,374
Total Utilities		10,644,348

Energy - 0.0%
First Solar, Inc.*,1	11,921	816,231
PBF Logistics, LP	5,000	94,200
Total Energy		910,431

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Value

Basic Materials - 0.0%
Mosaic Co.[1]	21,483	$580,041
Mirabela Nickel Ltd.*,†††,2	7,057,522	541
Total Basic Materials		580,582

Total Common Stocks
(Cost $142,511,360)		143,238,980

PREFERRED STOCKS†† - 0.6%
Industrial - 0.5%
Seaspan Corp. 6.38% due 04/30/19[2]	572,000	14,162,720

Financial - 0.1%
Cent CLO 16, LP due 08/1/24*,3,4	7,000	2,106,105
ALM Loan Funding Ltd. due 06/20/23*,4	1,373	919,794
BreitBurn Energy Partners 8.00% due 12/31/49*,†††,2	389,684	831,254
GSC Partners CDO Fund V Ltd. due 11/20/16*,†††,4,6	5,200	1
Total Financial		3,857,154
Total Preferred Stocks
(Cost $20,857,434)		18,019,874

EXCHANGE-TRADED FUNDS† - 1.7%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF[7]	1,220,000	29,438,600
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF[7]	1,059,096	24,475,709
Total Exchange-Traded Funds
(Cost $55,002,093)		53,914,309

MUTUAL FUNDS† - 7.0%
Guggenheim Strategy Fund I7	3,227,983	80,086,248
Guggenheim Floating Rate Strategies Fund - Institutional Class[7]	2,148,806	54,343,297
Guggenheim Alpha Opportunity Fund - Institutional Class[7]	1,881,326	51,284,947
Guggenheim High Yield Fund - Insitutional Class[7]	2,340,238	19,728,204
Guggenheim Risk Managed Real Estate Fund - Institutional Class[7]	474,102	13,308,030
Total Mutual Funds
(Cost $217,743,081)		218,750,726

SHORT TERM INVESTMENTS† - 3.4%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.16%[8]	99,729,757	99,729,757
Western Asset Institutional U.S. Treasury Reserves - Institutional Shares 0.19%[8]	5,416,126	5,416,126
Total Short Term Investments
(Cost $105,145,883)		105,145,883

	Face Amount[15]

ASSET-BACKED SECURITIES†† - 32.9%
Collateralized Loan Obligations - 22.4%
CIFC Funding Ltd.
2014-2A, 5.22% due 05/24/26[5,6]	$10,000,000	7,579,943
2014-3X INC, due 07/22/26[4]	15,400,000	7,007,678
2015-2A, 4.29% due 12/05/24[5,6,9]	6,250,000	5,710,122
2012-1X, 8.44% due 08/14/24	4,850,000	3,713,462
2013-2A, 4.22% due 04/21/25[5,6]	4,250,000	3,672,684

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

2012-1AR A3R, 3.69% due 08/14/24[5,6]	$3,250,000	$3,167,676
2014-1A C, 3.42% due 04/18/25[5,6]	1,750,000	1,660,176
2014-1A, 5.87% due 04/18/25[5,6]	2,500,000	1,390,625
2013-4A, 4.14% due 11/27/24[5,6]	1,000,000	858,801
Treman Park CLO Ltd.
2015-1A COM due 04/20/27[4,6]	20,000,000	18,129,434
2015-1A SUB due 04/20/27[4,6]	8,400,000	5,357,009
KVK CLO Ltd.
2014-2A, 3.62% due 07/15/26[5,6,9]	8,250,000	7,545,122
2014-1A, 3.52% due 05/15/26[5,6]	5,000,000	4,184,756
2013-1A SUB due 04/14/25[4,6]	11,900,000	3,990,604
2014-3A, due 10/15/26[4,6]	2,500,000	974,341
Shackleton CLO Ltd.
2014-5A, 3.32% due 05/07/26[5,6,9]	10,750,000	9,882,284
2013-4A, 3.62% due 01/13/25[5,6,9]	7,250,000	6,675,548
Voya CLO Ltd.
2013-1X INC due 04/15/24[4]	20,000,000	10,067,491
2015-3A, 4.57% due 10/15/22[5,6]	4,000,000	3,749,437
2014-2A, 3.57% due 07/17/26[5,6]	2,000,000	1,955,316
Avery
2013-3X COM due 01/18/25[4]	19,800,000	15,531,456
Dryden 37 Senior Loan Fund
2015-37A Q due 04/15/27[4,6]	9,500,000	8,505,252
2015-37A due 04/15/27[4,6]	6,500,000	4,125,580
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.89% due 10/10/26[5,6]	5,400,000	5,055,091
2015-6A B, 3.34% due 10/10/26[5,6]	4,000,000	3,862,884
2015-6A C, 4.29% due 10/10/26[5,6]	3,000,000	2,833,024
OHA Credit Partners IX Ltd.
2013-9A ACOM due 10/20/25[4,6]	14,000,000	11,450,043
KKR Financial CLO Ltd.
2007-1A E, 5.62% due 05/15/21[5,6,9]	6,000,000	5,976,629
2015-12, 3.26% due 07/15/27[5,6]	5,000,000	4,542,767
5.61% due 05/15/21	800,000	796,884
Northwoods Capital XIV Ltd.
2014-14A, 3.97% due 11/12/25[5,6]	6,000,000	5,577,370
2014-14A B, 3.08% due 11/12/25[5,6]	5,750,000	5,505,052
NewStar Clarendon Fund CLO LLC
2015-1A, 3.32% due 01/25/27[5,6]	7,000,000	6,759,316
2015-1A C, 3.97% due 01/25/27[5,6]	4,000,000	3,718,770
Neuberger Berman CLO Ltd.
2014-12A, 3.72% due 07/25/23[5,6]	5,300,000	5,199,862
2012-12X SUB due 07/25/23[4]	7,000,000	2,780,150
2012-12A SUB due 07/25/23[4,6]	5,900,000	2,343,269
Highbridge Loan Management Ltd.
2014-1A, 3.87% due 09/20/22[5,6,9]	6,500,000	6,488,741
2014-1A, 4.87% due 09/20/22[5,6]	3,500,000	3,312,846

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Newstar Commercial Loan Funding LLC
2015-1A, 4.47% due 01/20/27[5,6]	$5,000,000	$4,768,140
2013-1A D, 5.17% due 09/20/23[5,6]	3,250,000	3,004,061
2014-1A D, 5.37% due 04/20/25[5,6]	1,250,000	1,151,058
2013-1A E, 5.92% due 09/20/23[5,6]	750,000	713,488
Telos CLO Ltd.
2014-6A, 3.62% due 01/17/27[5,6]	5,000,000	4,675,011
2013-3A C, 3.62% due 01/17/24[5,6]	2,750,000	2,655,060
2013-3A D, 4.87% due 01/17/24[5,6]	2,550,000	2,236,599
Great Lakes CLO Ltd.
2015-1A, 4.37% due 07/15/26[5,6]	4,250,000	3,922,739
2014-1A C, 4.32% due 04/15/25[5,6]	3,000,000	2,890,067
2012-1A SUB due 01/15/23[4,6]	3,250,000	1,369,469
2014-1A D, 4.82% due 04/15/25[5,6]	1,500,000	1,355,110
Dryden XXIII Senior Loan Fund
2014-23RA BR, 3.57% due 07/17/23[5,6,9]	6,000,000	5,792,203
2012-23A CR, 4.52% due 07/17/23[5,6]	3,425,000	3,165,328
Galaxy XIX CLO Ltd.
2015-19A COMB due 01/24/27[4,6]	5,500,000	4,825,781
2015-19A, 4.02% due 01/24/27[5,6]	3,000,000	3,008,751
Golub Capital Partners CLO Ltd.
2015-25A, 3.27% due 08/05/27[5,6]	6,000,000	5,646,127
2014-18A C, 4.12% due 04/25/26[5,6]	2,200,000	2,108,074
Atlas Senior Loan Fund V Ltd.
2014-1A, 3.62% due 07/16/26[5,6,9]	8,000,000	7,696,688
Ares XXVI CLO Ltd.
2013-26A SUB due 04/15/25[4,6]	9,500,000	4,513,756
2013-1A C, 3.37% due 04/15/25[5,6]	2,000,000	1,909,592
2013-1A, 4.37% due 04/15/25[5,6]	1,500,000	1,266,936
Resource Capital Corp. CRE
2015-CRE4, 3.44% due 08/15/32[5,6]	7,750,000	7,645,891
Cent CLO
2014-16AR BR, 3.82% due 08/01/24[5,6,9]	7,250,000	7,249,231
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.32% due 02/17/26[5,6]	3,900,000	3,714,634
2014-2A, 4.07% due 02/17/26[5,6]	3,990,000	3,431,295
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[3,6]	10,500,000	6,952,494
Shackleton I CLO Ltd.
2012-1A, 5.37% due 08/14/23[5,6,9]	7,500,000	6,949,995
Babson CLO Ltd.
2012-2A SUB due 05/15/23[4,6]	11,850,000	4,403,100
2014-IA SUB due 07/20/25[4,6]	6,400,000	2,342,313
Resource Capital Corporation
2015-CRE3 D, 4.44% due 03/15/32[5,6]	7,000,000	6,671,488
OCP CLO Ltd.
2014-7A, 3.62% due 10/20/26[5,6,9]	5,000,000	4,742,139
2014-6A, 3.72% due 07/17/26[5,6]	2,000,000	1,927,719

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Benefit Street Partners CLO Ltd.
2015-IA BR, 3.72% due 10/15/25[5,6,9]	$6,500,000	$6,499,928
ACIS CLO Ltd.
2015-6A C, 3.99% due 05/01/27[5,6]	3,000,000	2,981,261
2013-1A D, 5.12% due 04/18/24[5,6]	2,100,000	1,773,415
2013-2A, 4.47% due 10/14/22[5,6]	1,800,000	1,709,752
TICP CLO III Ltd.
2014-3A, 4.37% due 01/20/27[5,6]	8,000,000	6,328,283
ALM VII Ltd.
2012-7A, 5.12% due 10/19/24[5,6,9]	6,500,000	6,312,623
Venture XI CLO Ltd.
2015-11AR CR, 3.57% due 11/14/22[5,6]	4,000,000	3,892,339
2015-11A, 4.57% due 11/14/22[5,6]	2,500,000	2,250,307
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.12% due 04/25/26[5,6]	5,000,000	4,893,541
2014-18A, 4.62% due 04/25/26[5,6]	1,200,000	1,081,117
Fortress Credit Opportunities V CLO Ltd.
2014-5A D, 5.12% due 10/15/26[5,6]	3,500,000	3,093,904
2014-5A C, 4.17% due 10/15/26[5,6]	3,000,000	2,815,892
Fortress Credit Investments IV Ltd.
2015-4A, 4.12% due 07/17/23[5,6,9]	5,800,000	5,403,462
Fortress Credit Opportunities III CLO, LP
2014-3A C, 3.87% due 04/28/26[5,6]	5,500,000	5,232,288
ALM XIV Ltd.
2014-14A B, 3.57% due 07/28/26[5,6]	3,100,000	2,996,647
2014-14A C, 4.07% due 07/28/26[5,6]	2,500,000	2,188,283
Fortress Credit Funding V, LP
2015-5AR BR, 4.27% due 08/15/22[5,6]	5,000,000	4,906,256
Cerberus Onshore II CLO-2 LLC
2014-1A, 3.63% due 10/15/23[5,6]	2,500,000	2,463,050
2014-1A, 4.43% due 10/15/23[5,6]	2,500,000	2,325,436
Fifth Street SLF II Ltd.
2015-2A, 3.14% due 09/29/27[5,6]	5,000,000	4,657,817
Babson CLO Limited
2013-IIA, 3.87% due 01/18/25[5,6]	3,500,000	2,966,250
2014-3A, 5.72% due 01/15/26[5,6]	2,500,000	1,665,018
Carlyle Global Market Strategies CLO Ltd.
2012-2AR DR, 4.52% due 07/20/23[5,6]	3,000,000	2,767,682
2015-1A, 4.37% due 04/20/22[5,6]	1,000,000	935,038
2012-3A SUB, due 10/04/24[4,6]	1,800,000	889,836
Hull Street CLO Ltd.
2014-1A, 4.22% due 10/18/26[5,6]	5,785,000	4,545,399
NewStar Commercial Loan Trust
2007-1A D, 2.94% due 09/30/22[5,6]	4,000,000	3,583,377
2007-1A C, 1.94% due 09/30/22[5,6]	1,000,000	924,176
Madison Park Funding XIII Ltd.
2014-13A, 6.47% due 01/19/25[5,6]	6,750,000	4,502,798

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Mountain Hawk II CLO Ltd.
2013-2A, 3.77% due 07/22/24[5,6]	$2,750,000	$2,276,937
2013-2A, 3.22% due 07/22/24[5,6]	2,500,000	2,160,321
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.87% due 02/05/27[5,6]	5,000,000	4,430,371
Figueroa CLO Ltd.
2013-2A, 4.37% due 12/18/25[5,6]	5,000,000	4,345,048
ALM VII R Ltd.
2013-7RA, 4.07% due 04/24/24[5,6,9]	4,750,000	4,338,982
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.87% due 07/25/25[5,6]	2,750,000	2,344,347
2014-1A C1, 3.92% due 07/25/25[5,6]	2,000,000	1,889,340
Atlas Senior Loan Fund II Ltd.
2012-2A SUB due 01/30/24[6]	9,600,000	4,195,005
AIMCO CLO Series
2015-AA, due 01/15/28[4,6]	5,400,000	4,081,108
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.92% due 10/25/26[5,6]	4,300,000	4,065,254
Dryden XXVIII Senior Loan Fund
2013-28A, 4.52% due 08/15/25[5,6]	6,000,000	4,023,646
Symphony Clo V Ltd.
2007-5A, 4.87% due 01/15/24[5,6]	4,000,000	3,920,096
Catamaran CLO Ltd.
2015-1A C1, 3.72% due 04/22/27[5,6]	4,000,000	3,868,316
BlueMountain CLO Ltd.
2012-2A, 4.72% due 11/20/24[5,6]	4,100,000	3,860,979
Halcyon Loan Advisors Funding Ltd.
2012-2A C, 3.47% due 12/20/24[5,6]	3,250,000	2,801,702
2012-1A B, 3.62% due 08/15/23[5,6]	1,000,000	967,194
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.27% due 08/05/27[5,6]	4,000,000	3,767,507
Gramercy Park CLO Ltd.
2014-1AR CR, 4.67% due 07/17/23[5,6]	1,750,000	1,645,651
2012-1A, due 07/17/23[4,6]	2,650,000	1,418,903
2012-1X, due 07/17/23[4]	1,250,000	669,294
JFIN CLO Ltd.
2007-1A, 3.41% due 07/20/21[5,6]	4,000,000	3,733,652
Oaktree EIF II Series Ltd.
2014-A2 C, 3.82% due 11/15/25[5,6]	4,000,000	3,719,626
ALM VIII Ltd.
2013-8A, 4.74% due 01/20/26[5,6]	5,000,000	3,699,110
Franklin CLO VI Ltd.
2007-6A, 2.87% due 08/09/19[5,6]	4,165,000	3,678,869
Airlie CLO Ltd.
2006-2A, 2.07% due 12/20/20[5,6]	4,000,000	3,665,800
Longfellow Place CLO Ltd.
2013-1A, 6.37% due 01/15/24[5,6]	5,250,000	3,660,113
ACAS CLO Ltd.
2013-1A, 6.72% due 04/20/25[5,6]	4,000,000	2,600,441
2013-1A, 3.37% due 04/20/25[5,6]	1,000,000	947,899
Adirondack Park CLO Ltd.
2013-1A, 4.27% due 04/15/24[5,6]	4,000,000	3,540,212

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Fifth Street Senior Loan Fund I LLC
2015-1A, 4.37% due 01/20/27[5,6]	$3,500,000	$3,325,005
Grayson CLO Ltd.
2006-1A A2, 1.03% due 11/01/21[5,6]	3,700,000	3,322,421
Ivy Hill Middle Market Credit Fund IX Ltd.
9A C, 3.92% due 10/18/25[5,6]	3,500,000	3,256,689
Marea CLO Ltd.
2015-1A, 4.37% due 10/15/23[5,6]	3,500,000	3,213,340
DIVCORE CLO Ltd.
2013-1A B, 4.33% due 11/15/32[5,6]	3,250,000	3,200,199
Primus Clo II Ltd.
2007-2A, 1.57% due 07/15/21[5,6]	3,500,000	3,183,813
Mountain Hawk I CLO Ltd.
2013-1A, 3.34% due 01/20/24[5,6]	3,400,000	3,041,825
Oaktree EIF II Series B1 Ltd.
2015-B1A, 3.72% due 02/15/26[5,6]	3,250,000	2,988,448
Rampart CLO Ltd.
2007-1A, 4.11% due 10/25/21[5,6]	3,000,000	2,952,207
NewMark Capital Funding CLO Ltd.
2014-2A, 4.13% due 06/30/26[5,6]	3,500,000	2,927,009
Neuberger Berman CLO XVIII Ltd.
2014-18A B, 3.77% due 11/14/25[5,6]	3,000,000	2,913,831
Vibrant CLO II Ltd.
2013-2A, 3.37% due 07/24/24[5,6]	3,000,000	2,810,647
Flatiron CLO Ltd.
2013-1A, 4.21% due 01/17/26[5,6]	3,200,000	2,783,011
Race Point V CLO Ltd.
2014-5AR DR, 4.38% due 12/15/22[5,6]	2,900,000	2,775,270
Marathon CLO VII Ltd.
2014-7A B, 4.12% due 10/28/25[5,6]	3,000,000	2,726,250
TICP CLO I Ltd.
2014-1A, 5.12% due 04/26/26[5,6]	4,200,000	2,706,757
Silvermore CLO Ltd.
2014-1A, 3.62% due 05/15/26[5,6]	3,000,000	2,678,724
Sound Point CLO I Ltd.
2012-1A, 5.20% due 10/20/23[5,6]	2,750,000	2,646,826
Mountain Hawk III CLO Ltd.
2014-3A, 3.42% due 04/18/25[5,6]	3,000,000	2,636,880
Fortress Credit BSL Ltd.
2013-1A, 3.52% due 01/19/25[5,6]	2,750,000	2,628,712
Vibrant CLO Ltd.
2015-1A, 4.52% due 07/17/24[5,6]	3,000,000	2,615,826
Steele Creek CLO Ltd.
2014-1A C, 3.82% due 08/21/26[5,6]	1,500,000	1,385,573
2015-1A, 4.62% due 02/21/27[5,6]	1,350,000	1,185,312
Symphony CLO IX, LP
2012-9A, 4.87% due 04/16/22[5,6]	2,600,000	2,497,984
Apidos CLO XX
2015-20A, 3.82% due 01/16/27[5,6]	2,500,000	2,455,930
Galaxy XVIII CLO Ltd.
2014-18A, 3.62% due 10/15/26[5,6]	2,500,000	2,450,094
LCM X, LP
2014-10A, 4.37% due 04/15/22[5,6]	2,500,000	2,425,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

ALM VII R-2 Ltd.
2013-7R2A, 4.07% due 04/24/24[5,6]	$2,500,000	$2,390,612
Symphony CLO XII Ltd.
2013-12A, 4.12% due 10/15/25[5,6]	2,700,000	2,377,080
Marathon CLO VI Ltd.
2014-6A, 3.47% due 05/13/25[5,6]	2,750,000	2,360,815
Gallatin CLO VII Ltd.
2014-1A, 4.38% due 07/15/23[5,6]	2,500,000	2,342,570
Westwood CDO II Ltd.
2007-2X, 2.41% due 04/25/22	1,550,000	1,400,011
2007-2A, 2.42% due 04/25/22[5,6]	1,000,000	903,233
Symphony CLO XI Ltd.
2013-11A, 4.62% due 01/17/25[5,6]	2,500,000	2,283,965
West CLO Ltd.
2013-1A, due 11/07/25[4,6]	5,300,000	1,357,911
2013-1A, 3.52% due 11/07/25[5,6]	1,000,000	795,484
Venture XVI CLO Ltd.
2014-16A, 3.37% due 04/15/26[5,6]	2,250,000	2,034,275
Venture XII CLO Ltd.
2013-12A, 4.29% due 02/28/24[5,6]	2,250,000	1,994,162
Callidus Debt Partners Clo Fund VI Ltd.
2007-6A, 3.62% due 10/23/21[5,6]	2,100,000	1,956,429
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[4,6]	5,650,000	1,952,193
Gale Force 4 CLO Ltd.
2007-4A, 4.12% due 08/20/21[5,6]	2,000,000	1,951,624
Blue Hill CLO Ltd.
2013-1A, 3.62% due 01/15/26[5,6]	2,000,000	1,946,702
Cerberus Onshore II CLO LLC
2014-1A C, 4.12% due 10/15/23[5,6]	1,000,000	993,750
2014-1A D, 4.62% due 10/15/23[5,6]	1,000,000	925,369
Limerock CLO II Ltd.
2014-2A C1, 3.47% due 04/18/26[5,6]	2,000,000	1,916,847
AMMC CLO XIV Ltd.
2014-14A A3L, 3.42% due 07/27/26[5,6]	2,000,000	1,888,803
OHA Credit Partners VII Ltd.
2012-7A, 4.62% due 11/20/23[5,6]	2,000,000	1,863,429
Venture XIII CLO Ltd.
2013-13A SUB, due 06/10/25[4,6]	4,790,000	1,805,583
Kingsland III Ltd.
2006-3A C1, 2.22% due 08/24/21[5,6]	1,890,000	1,789,124
Marathon CLO V Ltd.
2013-5A, due 02/21/25[4,6]	5,500,000	1,751,886
Regatta Funding Ltd.
2007-1X, 3.93% due 06/15/20[5]	1,800,000	1,741,216
Symphony CLO XV Ltd.
2014-15A C, 3.82% due 10/17/26[5,6]	1,750,000	1,734,846
OHA Credit Partners VI Ltd.
2015-6A, 4.12% due 05/15/23[5,6]	1,750,000	1,715,556
NXT Capital CLO LLC
2015-1A, 4.77% due 04/21/27[5,6]	2,000,000	1,694,277
Shackleton CLO
2014-6A, 4.22% due 07/17/26[5,6]	2,068,000	1,688,555
Octagon Investment Partners XV Ltd.
2013-1A, 3.47% due 01/19/25[5,6]	1,750,000	1,687,719

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Lime Street CLO Ltd.
2007-1A D, 3.12% due 06/20/21[5,6]	$2,000,000	$1,652,180
Canyon Capital CLO Ltd.
2013-1A, 3.42% due 01/15/24[5,6]	1,750,000	1,649,697
Shackleton II CLO Ltd.
2012-2A D, 4.67% due 10/20/23[5,6]	1,750,000	1,621,027
Carlyle Global Market Strategies
2013-3X SUB, due 07/15/25[4]	4,000,000	1,588,985
Jamestown CLO VI Ltd.
2015-6A, 3.87% due 02/20/27[5,6]	2,000,000	1,565,484
Octagon Investment Partners XIV Ltd.
2012-1A, 7.12% due 01/15/24[5,6]	2,550,000	1,564,076
Rockwall CDO Ltd.
2007-1A A1LA, 0.87% due 08/01/24[5,6]	1,610,353	1,563,164
Octagon Loan Funding Ltd.
2014-1A, due 11/18/26[4,6]	3,000,000	1,543,400
MCF CLO III LLC
2014-3A, 3.42% due 01/20/24[5,6]	1,750,000	1,532,734
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[4,5,6]	8,150,000	1,531,360
Landmark VIII CLO Ltd.
2006-8A, 2.07% due 10/19/20[5,6]	1,650,000	1,511,432
Madison Park Funding XI Ltd.
2013-11A, 4.12% due 10/23/25[5,6]	1,750,000	1,491,876
OZLM Funding V Ltd.
2013-5A B, 3.62% due 01/17/26[5,6]	1,500,000	1,460,663
MCF CLO I LLC
2013-1A C, 4.17% due 04/20/23[5,6]	1,500,000	1,457,062
Greywolf CLO III Ltd.
2014-1A B, 3.47% due 04/22/26[5,6]	1,500,000	1,443,573
Symphony CLO X Ltd.
2015-10A, 4.47% due 07/23/23[5,6]	1,500,000	1,421,401
MCF CLO IV LLC
2014-1A E, 6.22% due 10/15/25[5,6]	1,750,000	1,414,857
Avalon IV Capital Ltd.
2014-1A, 4.47% due 04/17/23[5,6]	1,500,000	1,412,004
Kingsland IV Ltd.
2007-4A D, 2.07% due 04/16/21[5,6]	1,500,000	1,313,921
Covenant Credit Partners CLO I Ltd.
2014-1A C, 3.54% due 07/20/26[5,6]	1,500,000	1,292,910
LCM XI, LP
2012-11A, 5.77% due 04/19/22[5,6]	1,500,000	1,276,868
Duane Street CLO IV Ltd.
2007-4A D, 2.87% due 11/14/21[5,6]	1,400,000	1,269,072
OHA Park Avenue CLO I Ltd.
2007-1A, 3.88% due 03/14/22[5,6]	1,413,497	1,255,041
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,6]	3,000,000	1,247,122
TICP CLO II Ltd.
2014-2A B, 3.62% due 07/20/26[5,6]	1,300,000	1,201,298
ICE EM CLO
2007-1A, 1.71% due 08/15/22[5,6]	1,250,000	1,197,790
Finn Square CLO Ltd.
2012-1A SUB, due 12/24/23[4,6]	3,250,000	1,137,814
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.82% due 05/01/22[5,6]	1,250,000	1,126,465

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

COA Summit CLO Limited
2014-1A C, 4.47% due 04/20/23[5,6]	$1,250,000	$1,112,688
ALM VI Ltd.
2012-6A, due 07/15/26[4,6]	1,600,000	1,071,865
Black Diamond CLO Luxembourg S.A.
2007-1A, 1.31% due 04/29/19[5,6]	1,100,000	1,025,251
Resource Capital Corporation CRE Notes Ltd.
2013-CRE1, 3.94% due 12/15/28[5,6]	1,000,000	991,202
Gleneagles CLO Ltd.
2005-1A, 1.52% due 11/01/17[5,6]	1,000,000	988,083
Palmer Square CLO Ltd.
2014-1A, 3.17% due 10/17/22[5,6]	1,000,000	963,480
Eastland CLO Ltd.
2007-1A A3, 1.02% due 05/01/22[5,6]	1,000,000	942,874
Halcyon Loan Investors CLO II, Inc.
2007-2A, 2.02% due 04/24/21[5,6]	1,000,000	904,414
OHA Loan Funding Ltd.
2013-1A, 4.22% due 07/23/25[5,6]	1,000,000	891,336
WhiteHorse VIII Ltd.
2014-1A, 3.37% due 05/01/26[5,6]	1,000,000	889,950
Cavalry CLO II
2013-2A, 4.62% due 01/17/24[5,6]	1,000,000	874,868
Halcyon Loan Investors CLO I, Inc.
2006-1A, 4.12% due 11/20/20[5,6]	1,000,000	868,603
Ares CLO Ltd.
2013-1X, due 04/15/25[4]	1,660,000	788,720
Garrison Funding Ltd.
2013-2A B, 5.27% due 09/25/23[5,6]	750,000	736,911
Venture CLO Ltd.
2013-14A C, 3.39% due 08/28/25[5,6]	750,000	722,239
Venture XV CLO Ltd.
2013-15A, 3.72% due 07/15/25[5,6]	750,000	715,908
Ares XXV CLO Ltd.
2012-25A SUB, due 01/17/24[6]	2,000,000	655,469
Westwood CDO I Ltd.
2006-1A B, 1.27% due 03/25/21[5,6]	700,000	653,224
Fortress Credit Opportunities
2005-1A, 0.86% due 07/15/19[5,18]	501,315	474,628
Marathon CLO Ltd.
due 02/21/25[4]	1,000,000	318,525
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/23[6]	34,977	34,900
BlackRock Senior Income Series Corp.
2004-1X NOTE due 09/15/16†††,4	2,382,940	2
Marathon CLO II Ltd.
2005-2A INC due 12/20/19†††,4,5,6	2,250,000	2
Total Collateralized Loan Obligations		704,588,757

Transport-Aircraft - 5.3%
Apollo Aviation Securitization Equity Trust
2014-1 B, 7.38% due 12/15/29[5]	17,850,962	17,690,302
2014-1 A, 5.12% due 12/15/29[5]	16,947,115	16,311,599
ECAF I Ltd.
2015-1A, 5.80% due 06/15/40[6]	28,241,291	27,535,258

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Castlelake Aircraft Securitization Trust
2014-1 B, 7.50% due 02/15/29[6]	$12,719,569	$12,547,855
2014-1 A1, 5.25% due 02/15/29[6]	6,951,393	6,892,306
AIM Aviation Finance Ltd.
2015-1A B1, 5.07% due 02/15/40[6]	17,022,321	16,870,653
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40[6]	12,216,250	11,910,844
Stripes
2013-1 A1, 3.93% due 03/20/23†††,2	9,108,771	8,888,248
AASET
2014-1 C, 10.00% due 08/15/30†††	6,771,574	6,675,147
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39†††	6,721,475	6,620,720
Turbine Engines Securitization Ltd.
2013-1A A, 5.13% due 12/13/48[6]	3,806,374	3,690,101
2013-1A, 6.38% due 12/13/48[18]	2,542,646	2,497,781
Rise Ltd.
2014-1, 4.74% due 02/12/39	6,096,067	5,989,386
Apollo Aviation Securitization Equity Trust 16-1
2016-1A, 6.50% due 03/17/36[6]	6,000,000	5,877,943
Emerald Aviation Finance Ltd.
2013-1 B, 6.35% due 10/15/38[6]	5,573,384	5,650,018
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[6]	4,839,844	4,694,648
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6]	4,528,264	4,406,001
AABS Ltd.
2013-1, 4.87% due 01/15/38	3,015,341	2,974,634
Airplanes Pass Through Trust
2001-1A A9, 0.99% due 03/15/19[5,18]	3,791,006	947,752
Total Transport-Aircraft		168,671,196

Collateralized Debt Obligations - 4.8%
Triaxx Prime CDO Ltd.
2006-2A A1A, 0.70% due 10/02/39[5,6]	40,308,205	37,900,546
RFTI Issuer Ltd.
2015-FL1 B, 4.31% due 08/15/30†††,5,18	27,841,000	27,450,391
Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[5,6]	13,918,978	12,248,701
FDF I Ltd.
2015-1A, 5.50% due 11/12/30†††,6	12,000,000	12,122,280
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.75% due 11/20/46	9,459,680	8,802,714
Highland Park CDO I Ltd.
2006-1A, 1.03% due 11/25/51[5,6]	8,250,000	6,220,087
2006-1A A1, 0.96% due 11/25/51[5,6]	2,525,074	2,386,683
N-Star REL CDO VIII Ltd.
2006-8A A2, 0.79% due 02/01/41[5,6]	8,100,000	7,796,380
2006-8A A1, 0.72% due 02/01/41[5,6]	756,369	742,730
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[5,6]	8,252,725	7,895,360

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Static Repackaging Trust Ltd.
2004-1A, 1.67% due 05/10/39[5,6]	$7,348,472	$6,950,949
Wrightwood Capital Real Estate CDO Ltd.
2005-1A B, 1.05% due 11/21/40[5,6]	5,000,000	4,745,023
N-Star Real Estate CDO IX Ltd.
0.75% due 02/01/41[2]	3,967,835	3,896,486
Putnam Structured Product CDO Ltd.
2002-1A A2, 1.12% due 01/10/38[5,6]	3,641,911	3,488,160
Banco Bradesco SA
2014-1B, 5.43% due 03/12/26†††,2	3,197,105	3,228,341
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.59% due 12/13/36[5,6]	2,657,663	2,606,414
Pasadena CDO Ltd.
2002-1A, 1.42% due 06/19/37[5,6]	1,282,760	1,245,311
Total Collateralized Debt Obligations		149,726,556

Financial - 0.4%
CIC Receivables Master Trust
4.89% due 10/07/21†††,2	6,500,000	6,484,075
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX C, 0.88% due 07/10/17[5]	4,544,577	4,485,343
Garanti Diversified Payment Rights Finance Co.
2007-A A1, 0.81% due 07/09/17[5]	156,000	152,820
Total Financial		11,122,238

	Face Amount[15]		Value

Credit Card - 0.0%
Credit Card Pass-Through Trust
2012-BIZ A, 0.00% due 12/15/49[6]		281,909	222,990
Total Asset-Backed Securities
(Cost $1,106,437,577)			1,034,331,737

SENIOR FLOATING RATE INTERESTS†† - 20.7%
Consumer, Cyclical - 4.8%
PETCO Animal Supplies, Inc.
5.75% due 01/26/23		10,350,000	10,334,164
5.62% due 01/26/23		5,000,000	4,992,500
Belk, Inc.
5.75% due 12/12/22		12,050,000	10,624,123
Mavis Tire
6.25% due 11/02/20†††,2		9,353,000	9,150,039
Party City Holdings, Inc.
4.25% due 08/19/22		8,467,097	8,389,454
Advantage Sales & Marketing LLC
4.25% due 07/23/21		8,230,569	8,073,694
3.39% due 07/25/19[2]		150,000	137,181
Sears Holdings Corp.
5.50% due 06/30/18		7,591,439	7,211,867
Life Time Fitness
4.25% due 06/10/22		6,861,197	6,768,571
Navistar, Inc.
6.50% due 08/07/20		6,483,750	5,900,213
Thame & London Ltd.
6.00% due 06/19/17	GBP	4,000,000	5,688,021
Sky Bet
6.50% due 02/25/22	GBP	3,700,000	5,303,192
National Vision, Inc.
4.00% due 03/12/21		4,727,727	4,582,964
6.75% due 03/11/22		650,000	583,375
Ceridian Corp.
4.50% due 09/15/20		4,678,196	4,502,764
Eyemart Express
5.00% due 12/17/21		4,441,250	4,363,528
Neiman Marcus Group, Inc.
4.25% due 10/25/20		4,696,408	4,293,691

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

BJ’s Wholesale Club, Inc.
4.50% due 09/26/19	$3,250,648	$3,159,890
Ipreo Holdings
4.00% due 08/06/21	3,255,748	3,088,891
Mattress Firm
6.25% due 10/20/21	2,745,142	2,710,827
Equinox Fitness
5.00% due 01/31/20	2,639,416	2,624,900
BBB Industries, LLC
6.00% due 11/03/21	1,463,114	1,442,382
4.43% due 11/04/19[2]	1,150,000	1,035,127
Petsmart, Inc.
4.25% due 03/11/22	2,290,471	2,279,591
Fitness International LLC
5.50% due 07/01/20	2,358,739	2,270,286
Acosta, Inc.
4.25% due 09/26/21	2,294,833	2,236,223
PF Chang’s
4.25% due 07/02/19	2,210,688	2,100,153
CHG Healthcare Services, Inc.
4.25% due 11/19/19	2,058,813	2,043,886
Men’s Wearhouse
4.50% due 06/18/21	2,075,470	1,993,759
Dealer Tire LLC
5.50% due 12/22/21	1,980,000	1,975,050
Packers Holdings
5.00% due 12/02/21	1,805,195	1,798,426
Capital Automotive LP
6.00% due 04/30/20	1,770,000	1,763,363
Kate Spade & Co.
4.00% due 04/09/21	1,629,323	1,604,883
Med Finance Merger Sub LLC
7.25% due 08/16/21†††,2	1,281,366	1,253,176
7.25% due 08/14/21†††,2	312,047	309,254
Southern Graphics, Inc.
4.25% due 10/17/19	1,475,063	1,458,468
Compucom Systems, Inc.
4.25% due 05/11/20	1,895,648	1,326,953
1-800 Contacts
5.25% due 01/22/23	1,300,000	1,300,000
NPC International, Inc.
4.75% due 12/28/18	1,290,205	1,283,754

Alexander Mann Solutions Ltd.
5.75% due 12/20/19		1,166,986	1,143,646
Jacobs Entertainment, Inc.
5.25% due 10/29/18		1,175,162	1,139,907
AlixPartners, LLP
4.50% due 07/28/22		1,096,000	1,092,986
California Pizza Kitchen, Inc.
5.25% due 03/29/18		927,421	789,857
Sterling Intermidiate Corp.
5.75% due 06/20/22		521,034	508,879
Container Store, Inc.
4.25% due 04/06/19		325,516	246,848
Rite Aid Corp.
5.75% due 08/21/20		100,000	100,208
Total Consumer, Cyclical			146,980,914

Industrial - 4.2%
Travelport Holdings LLC
5.75% due 09/02/21		28,495,400	28,445,532
Gates Global, Inc.
4.25% due 07/05/21		8,712,247	8,205,890
DAE Aviation
5.25% due 07/07/22		6,584,625	6,555,849
LSF9 Cypress Holdings LLC
7.25% due 10/09/22		5,486,250	5,193,668
Springs Industries, Inc.
7.50% due 06/01/21†††,2		5,100,000	4,980,120
CareCore National LLC
5.50% due 03/05/21		5,091,923	4,735,489
Connolly Corp.
4.50% due 05/14/21		3,951,427	3,882,277
NVA Holdings, Inc.
4.75% due 08/14/21		2,834,294	2,805,951
8.00% due 08/12/22		750,000	727,500
SIRVA Worldwide, Inc.
7.50% due 03/27/19[2]		3,701,595	3,498,007
GYP Holdings III Corp.
4.75% due 04/01/21		3,693,921	3,480,376
Hardware Holdings LLC
6.75% due 03/30/20†††,2		3,456,250	3,369,844
Flakt Woods
2.63% due 03/20/17†††,2	EUR	2,678,249	3,018,525

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]		Value

Pro Mach Group, Inc.
4.75% due 10/22/21		$2,773,492	$2,708,787
Berlin Packaging LLC
4.50% due 10/01/21		2,663,604	2,634,757
AlliedBarton Security Services LLC
4.25% due 02/12/21		2,685,844	2,618,698
Nord Anglia Education Finance LLC
5.00% due 03/31/21		2,584,607	2,541,004
KC Merger Sub, Inc.
6.00% due 08/12/22		2,388,997	2,356,149
V.Group Ltd.
4.75% due 06/25/21		2,258,833	2,202,363
Power Borrower, LLC
4.25% due 05/06/20		1,762,707	1,727,453
8.25% due 11/06/20		275,000	254,375
Mast Global
7.75% due 09/12/19†††,2		1,842,916	1,821,539
CHI Overhead Doors, Inc.
4.75% due 07/29/22		1,840,750	1,813,139
National Technical Systems
7.00% due 06/12/21†††,2		1,896,353	1,803,432
Thermasys Corp.
5.26% due 05/03/19		2,259,375	1,793,379
CPM Holdings, Inc.
6.00% due 04/11/22		1,687,250	1,659,832
Survitec
5.34% due 02/24/22[2]	GBP	1,125,000	1,565,418
Milacron
4.50% due 09/28/20		1,584,658	1,564,849
CEVA Logistics US Holdings
6.50% due 03/19/21		1,850,389	1,520,409
Swissport Investments S.A.
6.25% due 01/20/22	EUR	1,250,000	1,413,196
Dematic S.A.
4.25% due 12/27/19		1,403,686	1,389,060
Capstone Logistics
5.50% due 10/07/21		1,405,327	1,375,463
Goodpack Ltd.
4.75% due 09/09/21		1,469,269	1,355,401
Hillman Group, Inc.
4.50% due 06/30/21		786,000	764,715
3.81% due 06/28/19[2]		614,286	570,620
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		1,298,105	1,066,614
due 03/19/19[10]		220,000	193,394
Data Device Corp.
7.00% due 07/15/20[2]		1,261,163	1,251,704
ProAmpac
5.75% due 08/18/22		1,271,813	1,242,408
API Technologies Corp.
10.00% due 02/06/18†††,2		1,123,009	1,130,870
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		1,344,954	1,105,109
USIC Holding, Inc.
4.00% due 07/10/20		1,066,495	1,045,165
SI Organization
5.75% due 11/22/19		1,050,693	1,040,186
Constantinople Acquisition GmbH
4.75% due 04/30/22		990,000	985,050
Exopack Holdings SA
4.50% due 05/08/19		789,350	768,629
Mitchell International, Inc.
8.50% due 10/11/21		701,000	615,128
Hunter Defense Technologies
due 08/05/19[2,10]		750,000	600,000
Headwaters, Inc.
4.50% due 03/24/22		496,250	497,491
Douglas Dynamics, LLC
5.25% due 12/31/21		493,750	492,516
Hunter Fan Co.
6.50% due 12/20/17[2]		486,450	481,585
NANA Development Corp.
8.00% due 03/15/18[2]		520,000	455,000
Tank Holdings Corp.
5.25% due 03/16/22		470,652	449,670
Doncasters Group Ltd.
9.50% due 10/09/20		456,207	410,586
CEVA Logistics Canada, ULC
6.50% due 03/19/21		231,299	190,051
Wencor Group
3.94% due 06/19/19		169,231	156,477

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]		Value

Camp Systems International
8.25% due 11/29/19		$120,000	$108,000
Total Industrial			130,638,699

Technology - 3.9%
Avaya, Inc.
6.25% due 05/29/20		14,195,682	9,445,239
6.50% due 03/30/18		6,119,644	4,482,639
Epicor Software
4.75% due 06/01/22		11,413,750	10,795,467
TIBCO Software, Inc.
6.50% due 12/04/20		11,691,707	10,481,615
Deltek, Inc.
5.00% due 06/25/22		8,261,586	8,209,952
Solera LLC
5.75% due 03/03/23		7,850,000	7,834,614
Advanced Computer Software
10.50% due 01/31/23		4,750,000	4,358,125
6.50% due 03/18/22		3,465,000	3,326,400
Nimbus Acquisition Bidco Ltd.
7.25% due 07/15/21†††,2	GBP	5,050,000	7,005,590
EIG Investors Corp.
6.00% due 02/09/23[2]		4,600,000	4,255,000
6.23% due 11/09/19		2,693,272	2,568,708
Informatica Corp.
4.50% due 08/05/22		6,368,000	6,240,640
Severin Acquisition LLC
5.88% due 07/30/21†††,2		3,482,500	3,428,870
6.00% due 07/30/21†††,2		2,057,000	2,037,047
Micro Focus International plc
5.25% due 11/19/21		4,973,539	4,957,375
Microsemi Corp.
5.25% due 01/15/23		4,246,885	4,263,490
Greenway Medical Technologies
6.00% due 11/04/20[2]		3,567,875	3,068,373
9.25% due 11/04/21[2]		550,000	423,500
Verisure Cayman 2
5.25% due 10/10/22	EUR	2,450,000	2,790,884
CPI Acquisition, Inc.
5.50% due 08/17/22		2,502,372	2,474,221
LANDesk Group, Inc.
5.00% due 02/25/20		2,390,960	2,331,186
Mirion Technologies
5.75% due 03/31/22		2,233,125	2,199,628
The Active Network, Inc.
5.50% due 11/13/20		2,041,497	1,934,318
Sparta Holding Corp.
6.50% due 07/28/20†††		1,814,608	1,801,528
Wall Street Systems
4.25% due 04/30/21		1,786,405	1,766,308
Infor, Inc.
3.75% due 06/03/20		1,448,309	1,402,369
SolarWinds Holdings, Inc.
6.50% due 02/03/23	EUR	1,200,000	1,354,839
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		1,176,000	1,149,540
Flexera Software LLC
4.50% due 04/02/20		819,873	815,265
8.00% due 04/02/21		350,000	323,750
Aspect Software, Inc.
9.50% due 09/30/16		1,125,432	1,114,178
Eze Castle Software, Inc.
4.00% due 04/06/20		693,004	686,074
7.25% due 04/05/21		400,000	376,000
MRI Software LLC
5.25% due 06/23/21		995,000	980,075
CCC Information Services, Inc.
4.00% due 12/20/19		989,012	970,468
Hyland Software, Inc.
4.75% due 07/01/22		724,296	719,769
Quorum Business Solutions
5.75% due 08/06/21[2]		663,300	653,351
First Data Corp.
7.25% due 03/24/21		178,213	177,628
Total Technology			123,204,023

Consumer, Non-cyclical - 3.3%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21		28,286,250	28,300,393
IHC Holding Corp.
7.00% due 04/30/21†††,2		7,462,500	7,278,176

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]		Value

Affordable Care Holdings Corp.
5.75% due 10/24/22		$7,231,875	$7,114,357
American Seafoods
6.00% due 08/19/21[2]		5,925,000	5,747,250
One Call Medical, Inc.
5.00% due 11/27/20		6,102,769	5,355,180
Americold Realty Operating Partnership, LP
6.50% due 12/01/22		5,236,875	5,223,783
At Home Holding III Corp.
5.00% due 06/03/22		4,962,500	4,764,000
Grocery Outlet, Inc.
4.75% due 10/21/21		4,406,591	4,301,934
Hearthside Foods
4.50% due 06/02/21		3,267,146	3,177,299
Authentic Brands
5.50% due 05/27/21		3,282,951	3,165,322
SHO Holding I Corp.
6.00% due 10/27/22[2]		3,000,000	2,970,000
American Tire Distributors, Inc.
5.25% due 09/01/21		2,735,549	2,721,871
Dole Food Company, Inc.
4.50% due 11/01/18		2,511,949	2,498,862
AdvancePierre Foods, Inc.
9.50% due 10/10/17		1,006,000	997,620
5.75% due 07/10/17		723,205	724,109
AMAG Pharmaceuticals
4.75% due 08/17/21		1,735,000	1,704,638
Performance Food Group
7.21% due 11/14/19		1,685,106	1,685,106
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		1,067,486	889,568
10.75% due 10/01/19[2]		1,125,000	742,500
Physio-Control International, Inc.
5.50% due 06/06/22		1,556,100	1,554,155
Hostess Brands
4.50% due 08/03/22		1,492,500	1,492,500
Phillips-Medsize Corp.
4.75% due 06/16/21		1,474,242	1,448,443
Nellson Nutraceutical (US)
6.00% due 12/23/21		1,466,274	1,447,946
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		1,522,448	1,446,326
DJO Finance LLC
4.25% due 06/08/20		1,215,921	1,187,554
Valeo Foods Group Ltd.
4.25% due 05/06/22	EUR	1,100,000	1,187,489
NES Global Talent
6.50% due 10/03/19		1,093,347	984,012
CTI Foods Holding Co. LLC
8.25% due 06/28/21		1,035,000	936,675
Pharmaceutical Product Development
4.25% due 08/18/22		914,630	905,868
Winebow, Inc.
4.75% due 07/01/21		982,500	901,444
Nellson Nutraceutical (CAD)
6.00% due 12/23/21		910,727	899,343
Fender Musical Instruments Corp.
5.75% due 04/03/19		474,750	468,816
Targus Group International, Inc.
7.37% due 05/24/16†††,2		152,522	—
Total Consumer, Non-cyclical			104,222,539

Financial - 1.5%
LPL Financial Holdings, Inc.
4.75% due 11/21/22		5,700,000	5,586,000
Lineage Logistics LLC
4.50% due 04/07/21		6,431,880	5,386,699
USI Holdings Corp.
4.25% due 12/27/19		4,404,204	4,330,786
National Financial Partners Corp.
4.50% due 07/01/20		4,197,396	4,094,560
Alliant Holdings I L.P.
4.50% due 08/12/22		3,522,128	3,475,460
Assured Partners, Inc.
5.75% due 10/21/22		3,491,250	3,465,066
Magic Newco, LLC
5.00% due 12/12/18		3,354,512	3,351,157

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]		Value

Hyperion Insurance
5.50% due 04/29/22		$3,267,000	$3,107,734
York Risk Services
4.75% due 10/01/21		3,064,469	2,600,968
Integro Parent, Inc.
6.75% due 10/31/22		2,250,000	2,139,963
Expert Global Solutions
8.50% due 04/03/18		2,152,660	2,109,607
Acrisure LLC
6.50% due 05/19/22		2,088,247	2,046,482
Ryan LLC
6.75% due 08/07/20		1,684,375	1,631,738
American Stock Transfer & Trust
5.75% due 06/26/20		1,570,104	1,519,075
Genex Services, Inc.
5.25% due 05/28/21		907,985	889,825
HUB International Ltd.
4.00% due 10/02/20		791,940	770,161
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19		663,531	447,884
9.25% due 06/10/20[2]		116,932	58,077
Total Financial			47,011,242

Communications - 1.4%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		11,249,893	11,185,656
Match Group, Inc.
5.50% due 11/16/22		6,517,500	6,513,459
Numericable US LLC
4.75% due 02/10/23		5,850,000	5,796,999
Anaren, Inc.
5.50% due 02/18/21[2]		1,891,210	1,702,089
9.25% due 08/18/21[2]		1,500,000	1,367,505
Neptune Finco Corp.
5.00% due 10/10/22		3,000,000	2,999,520
Gogo LLC
11.25% due 03/21/18[2]		2,113,354	2,123,921
7.50% due 03/21/18[2]		802,555	770,452
Proquest LLC
5.75% due 10/24/21		2,734,240	2,638,542
Asurion Corp.
4.25% due 07/08/20		1,176,242	1,132,133
5.00% due 08/04/22		772,198	755,310
Mitel Networks Corp.
5.50% due 04/29/22		1,263,545	1,261,574
MergerMarket Ltd.
4.50% due 02/04/21		1,176,985	1,141,675
Bureau van Dijk Electronic Publishing BV
5.09% due 09/20/21[2]	GBP	800,834	1,122,733
First Data Corp.
4.18% due 07/10/22		1,000,000	993,000
Liberty Cablevision of Puerto Rico LLC
4.50% due 01/07/22		600,000	571,500
Internet Brands
4.75% due 07/08/21		267,465	265,293
Total Communications			42,341,361

Utilities - 0.8%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22		12,319,125	11,579,977
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16		5,883,663	5,854,245
Panda Hummel
7.00% due 10/27/22		3,000,000	2,760,000
Terraform AP Acquisition Holdings LLC
5.00% due 06/26/22		2,875,925	2,588,332
Osmose Utility Services, Inc.
4.75% due 08/22/22		1,645,875	1,612,958
Panda Temple II Power
7.25% due 04/03/19		997,500	832,913
Stonewall (Green Energy)
6.50% due 11/12/21		500,000	465,000
Total Utilities			25,693,425

Basic Materials - 0.7%
Atkore International, Inc.
4.50% due 04/09/21		3,637,596	3,537,561
7.75% due 10/09/21		850,000	773,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Ennis-Flint
4.25% due 03/31/21[2]	$1,960,000	$1,911,000
7.75% due 09/30/21[2]	550,000	522,500
Platform Specialty Products
5.50% due 06/07/20	2,414,750	2,419,471
Azelis Finance S.A.
6.50% due 12/16/22	2,294,250	2,282,779
Orica Chemicals
7.25% due 02/28/22	2,289,987	2,221,288
Zep, Inc.
5.50% due 06/27/22	1,990,000	1,985,025
Plaskolite LLC
5.75% due 11/03/22	1,700,000	1,685,125
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	3,356,210	973,301
12.00% due 11/08/16†††,2	698,324	670,391
Trinseo Materials Operating S.C.A.
4.25% due 11/05/21	1,141,375	1,133,888
Chromaflo Technologies
4.50% due 12/02/19	1,064,650	1,014,079
Royal Adhesives And Sealants
4.50% due 06/19/22	794,000	768,695
Hoffmaster Group, Inc.
5.25% due 05/08/20	494,975	486,724
Total Basic Materials		22,385,327

Energy - 0.1%
Veresen Midstream LP
5.25% due 03/31/22	3,051,937	2,819,227
PSS Companies
5.50% due 01/28/20[2]	859,309	558,551
Cactus Wellhead
7.00% due 07/31/20	1,481,250	518,438
FTS International
5.75% due 04/16/21	2,382,727	279,970
Total Energy		4,176,186
Total Senior Floating Rate Interests
(Cost $675,024,735)		646,653,716

CORPORATE BONDS†† - 20.2%
Financial - 4.3%
Citigroup, Inc.
5.95% due 12/31/49[5,11]	18,009,000	17,290,383
5.87% due 12/31/49[5,9,11]	9,280,000	8,966,800
5.95% due 12/29/49[5,11]	8,300,000	7,996,527
Bank of America Corp.
6.10% due 03/12/49[5,11]	17,000,000	16,744,999
6.30% due 12/31/49[5,11]	6,100,000	6,283,000
Fifth Third Bancorp
5.10% due 06/30/23[5,11]	11,244,000	10,203,930
4.90% due 12/31/49[5,11]	7,700,000	6,718,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6,9]	10,274,000	8,887,010
7.50% due 04/15/21[6]	4,751,000	4,085,860
6.88% due 04/15/22[6]	1,100,000	932,250
Atlas Mara Ltd.
8.00% due 12/31/20[2]	13,400,000	11,081,800
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[6]	7,926,000	7,846,740
Customers Bank
6.13% due 06/26/29[5,18]	6,000,000	6,000,000
Kennedy-Wilson, Inc.
5.87% due 04/01/24	5,400,000	5,278,500
Greystar Real Estate Partners LLC
8.25% due 12/01/22[6]	3,325,000	3,433,063
Univest Corporation of Pennsylvania
5.10% due 03/30/25[2,5]	2,500,000	2,487,500
SunTrust Banks, Inc.
5.63% due 12/31/49[5,11]	2,490,000	2,465,100
National Financial Partners Corp.
9.00% due 07/15/21[6,9]	2,351,000	2,256,960
GEO Group, Inc.
5.88% due 01/15/22	1,600,000	1,620,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[6]	1,700,000	1,449,250

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]		Value

NewStar Financial, Inc.
7.25% due 05/01/20		$1,225,000	$1,102,500
Prosight Global Inc.
7.50% due 11/26/20†††,2		850,000	881,484
Total Financial			134,011,906

Communications - 4.0%
Sprint Communications, Inc.
9.00% due 11/15/18[6]		17,125,000	17,938,437
7.00% due 03/01/20[6]		5,497,000	5,497,000
DISH DBS Corp.
5.88% due 11/15/24		16,900,000	15,505,749
5.88% due 07/15/22		2,170,000	2,056,075
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/23		12,350,000	12,326,782
6.38% due 05/15/25		1,200,000	1,173,000
MDC Partners, Inc.
6.75% due 04/01/20[6]		9,200,000	9,510,500
6.50% due 05/01/24[6]		2,350,000	2,399,938
Numericable-SFR S.A.
6.00% due 05/15/22[6]		8,300,000	8,092,500
T-Mobile USA, Inc.
6.50% due 01/15/26		6,500,000	6,751,874
Numericable-SFR SAS
6.25% due 05/15/24[6]		6,622,000	6,420,029
Avaya, Inc.
7.00% due 04/01/19[6]		9,505,000	6,415,875
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21[9]		5,550,000	6,021,750
Neptune Finco Corp.
6.63% due 10/15/25[6]		5,050,000	5,459,808
Interoute Finco plc
7.38% due 10/15/20	EUR	4,250,000	5,246,914
CCOH Safari LLC
5.75% due 02/15/266,[9]		4,500,000	4,657,500
Sprint Corp.
7.88% due 09/15/23		4,550,000	3,479,795
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[6]		2,410,000	2,494,350
TIBCO Software, Inc.
11.38% due 12/01/21[6]		2,750,000	2,406,250
CenturyLink, Inc.
5.63% due 04/01/25		1,150,000	1,029,250
CSC Holdings LLC
6.75% due 11/15/21		500,000	513,500
Total Communications			125,396,876

Energy - 2.5%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[6]		11,775,000	11,436,469
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25		10,000,000	10,046,900
Buckeye Partners, LP
4.35% due 10/15/24		9,701,000	8,712,846
Husky Energy, Inc.
4.00% due 04/15/24		5,350,000	5,061,399
3.95% due 04/15/22		3,600,000	3,586,684
Halcon Resources Corp.
8.63% due 02/01/20[6,9]		9,150,000	6,496,500
EQT Corp.
8.13% due 06/01/19		5,550,000	5,980,651
Comstock Resources, Inc.
10.00% due 03/15/20[6]		9,775,000	4,814,188
CONSOL Energy, Inc.
8.00% due 04/01/23		5,950,000	4,445,840
Gibson Energy, Inc.
6.75% due 07/15/21[6,9]		4,590,000	4,222,800
Approach Resources, Inc.
7.00% due 06/15/21		7,343,000	3,506,283
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
9.25% due 05/18/20†††,2		5,037,000	2,518,903
SandRidge Energy, Inc.
8.75% due 06/01/20[6]		8,404,000	2,037,970

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

EP Energy LLC / Everest Acquisition Finance, Inc.
9.38% due 05/01/20	$3,725,000	$1,878,797
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[12,18]	7,557,400	1,099,602
Unit Corp.
6.63% due 05/15/21	2,100,000	1,055,250
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[2,9]	3,860,000	598,300
7.75% due 01/15/21[2,9]	1,350,000	195,750
Total Energy		77,695,132

Consumer, Non-cyclical - 2.1%
Vector Group Ltd.
7.75% due 02/15/21[9]	18,410,000	19,330,499
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6,9]	18,709,000	18,755,773
Central Garden & Pet Co.
6.13% due 11/15/23	10,400,000	10,816,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6,9]	5,840,000	5,431,200
Opal Acquisition, Inc.
8.88% due 12/15/21[6]	7,730,000	5,391,675
US Foods, Inc.
8.50% due 06/30/19	4,000,000	4,110,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]	1,125,000	1,077,188
Bumble Bee Holdco SCA
9.62% due 03/15/18[6]	1,076,000	1,059,860
Total Consumer, Non-cyclical		65,972,195

Technology - 1.7%
First Data Corp.
5.75% due 01/15/24[6]	26,800,000	26,797,324
7.00% due 12/01/23[6]	1,000,000	1,010,000
NCR Corp.
6.38% due 12/15/23	5,000,000	5,150,000
5.88% due 12/15/21[9]	4,467,000	4,567,508
Micron Technology, Inc.
5.25% due 08/01/23[6]	11,200,000	9,156,000
Infor US, Inc.
6.50% due 05/15/22[9]	5,520,000	5,023,200
5.75% due 08/15/20[6]	1,250,000	1,287,500
Epicor Software
9.24% due 06/21/23†††	1,850,000	1,693,675
Total Technology		54,685,207

Basic Materials - 1.7%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[5,6]	18,850,000	18,850,000
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[6,9]	13,100,000	12,414,214
Yamana Gold, Inc.
4.95% due 07/15/24	12,000,000	10,140,000
Eldorado Gold Corp.
6.13% due 12/15/20[6]	6,295,000	5,744,188
TPC Group, Inc.
8.75% due 12/15/20[6,9]	5,190,000	3,633,000
Constellium N.V.
7.88% due 04/01/21[6]	550,000	549,522
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,2	1,799,922	467,980
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[18]	220,000	135,850
Total Basic Materials		51,934,754

Consumer, Cyclical - 1.2%
WMG Acquisition Corp.
6.75% due 04/15/22[6,9]	13,700,000	13,563,000
5.63% due 04/15/22[6]	1,800,000	1,827,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]	10,400,000	9,802,000

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[9]	$5,500,000	$4,826,250
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	2,500,000	2,681,250
Nathan’s Famous, Inc.
10.00% due 03/15/20[6]	2,150,000	2,262,875
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]	1,550,000	1,553,875
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/20	750,000	768,750
Total Consumer, Cyclical		37,285,000

Industrial - 1.1%
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	9,650,000	9,818,874
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19[9]	5,600,000	5,796,000
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]	5,800,000	5,539,000
Novelis, Inc.
8.75% due 12/15/20	4,325,000	4,365,223
8.38% due 12/15/17	450,000	457,650
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[2]	5,950,000	3,986,500
CEVA Group plc
7.00% due 03/01/21[6]	2,325,000	1,854,188
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,6	1,820,888	1,796,124
LMI Aerospace, Inc.
7.38% due 07/15/19	1,550,000	1,457,000
SBM Baleia Azul
5.50% due 09/15/27†††,2	927,190	646,075
Total Industrial		35,716,634

Utilities - 0.9%
AES Corp.
3.64% due 06/01/19[5]	13,832,000	13,347,880
7.38% due 07/01/21	3,450,000	3,864,000
4.88% due 05/15/23	3,000,000	2,887,500
5.50% due 03/15/24	800,000	782,000
AmeriGas Partners LP / AmeriGas Finance Corp.
6.50% due 05/20/21	2,830,000	2,872,450
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	2,765,000	2,571,450
Terraform Global Operating LLC
9.75% due 08/15/22[6]	2,700,000	2,025,000
FPL Energy National Wind LLC
5.61% due 03/10/24[18]	42,908	42,908
Total Utilities		28,393,188

Diversified - 0.7%
HRG Group, Inc.
7.88% due 07/15/19[9]	20,871,000	22,010,557
Total Corporate Bonds
(Cost $659,028,622)		633,101,449

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.2%
Residential Mortgage-Backed Securities - 11.4%
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/41[5,6]	37,970,162	35,135,840

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

American Home Mortgage Assets Trust
2007-1 A1, 1.05% due 02/25/47[5,9]	$35,530,946	$19,478,125
2006-4 1A11, 0.62% due 10/25/46[5]	15,579,449	9,657,481
RALI Series Trust
2006-QO10 A1, 0.59% due 01/25/37[5]	12,142,260	8,787,445
2007-QO2 A1, 0.58% due 02/25/47[5]	13,591,825	7,069,970
2006-QO2 A2, 0.70% due 02/25/46[5,9]	14,605,431	6,006,187
2007-QO3 A1, 0.59% due 03/25/47[5]	6,614,027	5,129,292
2006-QO2 A1, 0.65% due 02/25/46[5]	4,217,436	1,702,821
HarborView Mortgage Loan Trust
2006-14 2A1A, 0.58% due 01/25/47[5,9]	38,467,212	28,433,546
NRPL Trust
2015-1 A1, 3.88% due 11/01/54[6,9]	21,493,727	21,442,464
2014-2A A1, 3.75% due 10/25/57[5,6]	6,450,346	6,390,065
Lehman XS Trust Series
2007-15N 2A1, 0.69% due 08/25/37[5]	13,815,066	10,482,322
2006-16N A4A, 0.62% due 11/25/46[5]	12,554,103	9,673,218
2006-10N, 0.64% due 07/25/46[5]	9,267,980	7,137,550
GCAT LLC
2014-2 A1, 3.72% due 10/25/19[6,13]	15,075,906	14,961,754
2015-6 A, 3.63% due 05/26/20[6]	5,893,868	5,846,063
Nomura Resecuritization Trust
2012-1R A, 0.87% due 08/27/47[5,6]	8,510,893	8,095,366
2015-4R 5A1, 0.86% due 03/26/36[5,6]	7,269,872	6,460,248
2015-4R 6A1, 0.96% due 12/26/36[5,6]	4,875,353	4,670,813
GSAA Home Equity Trust
2006-14 A2, 0.60% due 09/25/36[5]	18,338,649	9,055,288
2006-3, 0.73% due 03/25/36[5]	5,988,281	3,959,782
2007-7 A4, 0.70% due 07/25/37[5]	4,069,380	3,494,270
2006-14, 0.68% due 09/25/36[5]	4,807,275	2,668,363
GreenPoint Mortgage Funding Trust
2006-AR1 A1A, 0.72% due 02/25/36[5,9]	11,084,497	8,536,837
2005-HE4 M1, 0.90% due 07/25/30[5]	4,483,976	4,329,980
2007-AR1 1A1A, 0.51% due 02/25/47[5]	1,396,908	1,368,266
Oak Hill Advisors Residential Loan Trust
2015-NPL2 A1, 3.72% due 07/25/55[6]	13,738,436	13,649,776
American Home Mortgage Investment Trust
2006-1 11A1, 0.71% due 03/25/46[5]	10,245,378	8,077,090
2006-1 12A1, 0.83% due 03/25/46[5]	6,217,664	4,946,073
AJAX Mortgage Loan Trust
2015-A A, 3.88% due 11/25/54[6]	12,000,517	11,865,883
GSAA Trust
2006-9, 0.67% due 06/25/36[5]	15,569,496	8,371,626
2005-10 M4, 1.40% due 06/25/35[5]	2,462,000	2,252,891
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3 A1, 0.62% due 07/25/37[5]	12,843,121	9,303,427

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9 2A, 1.16% due 11/25/46[5]	$10,339,390	$6,970,255
2006-8 A6, 4.66% due 10/25/36	3,906,631	2,300,084
Luminent Mortgage Trust
2006-2 A1A, 0.63% due 02/25/46[5]	12,690,255	8,193,835
Banc of America Funding Trust
2015-R4 8A1, 0.61% due 01/27/35†††,5,6	8,289,638	7,429,339
HSI Asset Securitization Corporation Trust
2005-OPT1, 0.85% due 11/25/35[5]	7,320,000	6,008,468
Soundview Home Loan Trust
2007-1 2A3, 0.60% due 03/25/37[5]	4,087,770	3,652,433
First Franklin Mortgage Loan Trust
2006-FF1 2A4, 0.77% due 01/25/36[5]	2,750,000	2,421,360
2006-FF1, 0.87% due 01/25/36[5]	1,225,000	882,693
Alliance Bancorp Trust
2007-OA1 A1, 0.67% due 07/25/37[5]	4,682,756	2,903,116
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1 A, 0.57% due 07/25/37[5,6]	2,635,558	2,208,964
Morgan Stanley Re-REMIC Trust
2010-R5 4B, 0.93% due 06/26/36[5,6]	2,352,743	1,704,671
Bear Stearns Mortgage Funding Trust
2007-AR5 1A1A, 0.60% due 06/25/47[5]	1,642,930	1,235,225
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 0.57% due 07/25/36[5]	1,311,763	1,069,559
New Century Home Equity Loan Trust
2004-4 M2, 1.23% due 02/25/35[5]	1,051,622	822,894
Total Residential Mortgage-Backed Securities		356,243,018

Commercial Mortgage-Backed Securities - 2.6%
Motel 6 Trust
2015-MTL6 E, 5.27% due 02/05/30[6,9]	34,450,000	33,343,497
GS Mortgage Securities Corporation Trust
2016-ICE2 E, 8.94% due 02/15/33[5,6]	28,300,000	28,308,878
CDGJ Commercial Mortgage Trust
2014-BXCH EPA, 4.69% due 12/15/27[5,6]	12,500,000	12,419,468
BXHTL Mortgage Trust
2015-JWRZ, 4.13% due 05/15/29[5,6]	5,000,000	4,794,281
GE Business Loan Trust
2007-1A, 0.89% due 04/16/35[5,6]	4,572,967	3,994,902
Total Commercial Mortgage-Backed Securities		82,861,026

Military Housing - 0.2%
Capmark Military Housing Trust
2007-AET2 A, 6.06% due 10/10/52[6]	5,871,504	5,928,047
Total Collateralized Mortgage Obligations
(Cost $466,757,168)		445,032,091

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Face Amount[15]	Value

FOREIGN GOVERNMENT BONDS†† - 2.1%
Kenya Government International Bond
6.87% due 06/24/24[6]	$36,210,000	$34,127,925
Dominican Republic International Bond
6.85% due 01/27/45[6,9]	30,400,000	30,096,000
Total Foreign Government Bonds
(Cost $68,177,557)		64,223,925

COMMERCIAL PAPER†† - 0.2%
AirGas, Inc.
0.70% due 04/12/16[6]	6,000,000	5,998,717
Total Commercial Paper
(Cost $5,998,717)		5,998,717

REPURCHASE AGREEMENTS††,14 - 0.1%
Jefferies & Company, Inc. issued 03/15/16 at 2.95% due 04/04/16	2,404,000	2,404,000
Barclays issued 03/24/16 at 0.00% open maturity	510,625	510,625
issued 12/17/15 at (0.15)% open maturity	489,375	489,375
Total Repurchase Agreements
(Cost $3,404,000)		3,404,000

SENIOR FIXED RATE INTERESTS†† - 0.1%
Communications - 0.1%
Lions Gate Entertainment Corp.
5.00% due 03/17/22	2,110,000	2,051,976

Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	1,075,000	1,102,552

Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††,2	53,069	77,884
Total Senior Fixed Rate Interests
(Cost $3,379,762)		3,232,412

	Contracts

OPTIONS PURCHASED† - 0.2%
Put options on:
Bank of America Merrill Lynch September 2016 SPDR Gold Shares Expiring with strike price of $128.00	10,345	2,379,350
BNP June 2016 S&P 500 Index Expiring with strike price of $1,800.00	544	489,600

	Notional

Bank of America Merrill Lynch September 2016 EUR / DKK Expiring with strike price of $7.44†††	$118,700,000	404,767
Total Put options		3,273,717

Call options on:
JPMorgan August 2016 USD / CNH Expiring with strike price of $6.66†††	78,400,000	763,381
Bank of America Merrill Lynch September 2016 USD / TWD Expiring with strike price of $32.48†††	39,400,000	604,435

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Notional	Value

Bank of America Merrill Lynch August 2016 USD / SAR Expiring with strike price of $3.78†††	$78,400,000	$368,245
Total Call options		1,736,061
Total Options Purchased
(Cost $14,115,746)		5,009,778
Total Investments - 108.0%
(Cost $3,543,583,735)		$3,380,057,597

	Shares

COMMON STOCKS SOLD SHORT† - (3.1)%
Utilities - (0.0)%
South Jersey Industries, Inc.	18,716	(532,470)

Communications - (0.1)%
Twenty-First Century Fox, Inc. — Class A	15,459	(430,997)
Ruckus Wireless, Inc.*	45,650	(447,827)
TripAdvisor, Inc.*	6,912	(459,648)
Facebook, Inc. — Class A*	4,526	(516,417)
Netflix, Inc.*	6,841	(699,355)
Amazon.com, Inc.*	1,738	(1,031,746)
Total Communications		(3,585,990)

Consumer, Non-cyclical - (0.1)%
Acorda Therapeutics, Inc.*	11,344	(300,049)
Cantel Medical Corp.	5,914	(422,023)
Monro Muffler Brake, Inc.	7,234	(517,014)
Live Nation Entertainment, Inc.*	28,822	(643,019)
Alexion Pharmaceuticals, Inc.*	5,325	(741,347)
Bristol-Myers Squibb Co.	12,436	(794,412)
Vertex Pharmaceuticals, Inc.*	11,455	(910,558)
Total Consumer, Non-cyclical		(4,328,422)

Technology - (0.2)%
Intersil Corp. — Class A	29,163	(389,909)
Red Hat, Inc.*	5,491	(409,134)
Tangoe, Inc.*	52,314	(412,757)
Medidata Solutions, Inc.*	10,942	(423,565)
Ultimate Software Group, Inc.*	2,276	(440,406)
CommVault Systems, Inc.*	10,591	(457,213)
Silicon Laboratories, Inc.*	10,210	(459,042)
Semtech Corp.*	22,263	(489,563)
Electronics for Imaging, Inc.*	12,046	(510,630)
Cypress Semiconductor Corp.*	84,278	(729,848)
Autodesk, Inc.*	12,787	(745,610)
Intuit, Inc.	8,165	(849,243)
Total Technology		(6,316,920)

Industrial - (0.3)%
Headwaters, Inc.*	20,652	(409,736)
Itron, Inc.*	11,016	(459,588)
Eagle Materials, Inc.	6,858	(480,814)
EnPro Industries, Inc.	8,433	(486,415)
Aerovironment, Inc.*	19,951	(565,012)
Sealed Air Corp.	14,796	(710,356)
KBR, Inc.	49,333	(763,675)
Louisiana-Pacific Corp.*	80,138	(1,371,963)
Martin Marietta Materials, Inc.	8,763	(1,397,786)
Vulcan Materials Co.	15,030	(1,586,717)
Total Industrial		(8,232,062)

Basic Materials - (0.4)%
Compass Minerals International, Inc.	5,516	(390,864)
NewMarket Corp.	1,069	(423,602)
PolyOne Corp.	14,026	(424,287)
Worthington Industries, Inc.	12,840	(457,618)
RPM International, Inc.	10,414	(492,895)
Balchem Corp.	8,018	(497,276)
International Flavors & Fragrances, Inc.	4,948	(562,934)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Value

PPG Industries, Inc.	5,265	$(586,995)
HB Fuller Co.	15,487	(657,423)
Sensient Technologies Corp.	11,632	(738,167)
Praxair, Inc.	8,221	(940,893)
Sherwin-Williams Co.	3,436	(978,126)
Air Products & Chemicals, Inc.	7,351	(1,058,912)
Ashland, Inc.	10,102	(1,110,816)
Ecolab, Inc.	12,879	(1,436,265)
Royal Gold, Inc.	28,140	(1,443,301)
FMC Corp.	39,380	(1,589,770)
Total Basic Materials		(13,790,144)

Consumer, Cyclical - (0.6)%
Popeyes Louisiana Kitchen, Inc.*	6,837	(355,934)
Starbucks Corp.	6,358	(379,573)
Callaway Golf Co.	41,759	(380,842)
Regis Corp.*	25,992	(394,818)
Scotts Miracle-Gro Co. — Class A	5,490	(399,507)
Sonic Automotive, Inc. — Class A	21,911	(404,915)
Motorcar Parts of America, Inc.*	10,837	(411,589)
Crocs, Inc.*	42,976	(413,429)
Papa John’s International, Inc.	7,842	(424,958)
Fred’s, Inc. — Class A	29,163	(434,820)
Mobile Mini, Inc.	13,465	(444,614)
Group 1 Automotive, Inc.	7,724	(453,322)
Tractor Supply Co.	5,414	(489,750)
Pool Corp.	5,700	(500,118)
Wendy’s Co.	46,003	(500,972)
LKQ Corp.*	16,479	(526,174)
Core-Mark Holding Company, Inc.	6,547	(533,974)
Lithia Motors, Inc. — Class A	6,581	(574,719)
O’Reilly Automotive, Inc.*	2,339	(640,091)
Wynn Resorts Ltd.	6,911	(645,695)
Royal Caribbean Cruises Ltd.	8,581	(704,929)
Hanesbrands, Inc.	26,815	(759,937)
Signet Jewelers Ltd.	6,166	(764,769)
J.C. Penney Company, Inc.*	72,493	(801,773)
Kate Spade & Co.*	34,411	(878,169)
Under Armour, Inc. — Class A*	15,586	(1,322,160)
DreamWorks Animation SKG, Inc. — Class A*	61,542	(1,535,473)
CarMax, Inc.*	32,580	(1,664,838)
Total Consumer, Cyclical		(17,741,862)

Financial - (1.4)%
Taubman Centers, Inc.	5,205	(370,752)
Community Bank System, Inc.	9,878	(377,438)
Safety Insurance Group, Inc.	6,803	(388,179)
Washington Federal, Inc.	17,213	(389,874)
Northfield Bancorp, Inc.	23,842	(391,962)
FNB Corp.	30,493	(396,714)
Bank of the Ozarks, Inc.	9,496	(398,547)
American Assets Trust, Inc.	10,341	(412,813)
Pennsylvania Real Estate Investment Trust	19,030	(415,806)
Glacier Bancorp, Inc.	16,564	(421,057)
Liberty Property Trust	12,690	(424,607)
Webster Financial Corp.	12,638	(453,704)
Sovran Self Storage, Inc.	4,017	(473,805)
Tanger Factory Outlet Centers, Inc.	13,456	(489,664)
Associated Banc-Corp.	28,170	(505,370)
Assurant, Inc.	6,853	(528,709)
EastGroup Properties, Inc.	8,864	(535,120)
Douglas Emmett, Inc.	18,722	(563,719)
Corporate Office Properties Trust	22,413	(588,117)
Public Storage	2,243	(618,687)
Kilroy Realty Corp.	10,101	(624,949)
Intercontinental Exchange, Inc.	2,726	(640,992)

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Value

Welltower, Inc.	9,285	$(643,822)
National Retail Properties, Inc.	14,125	(652,575)
People’s United Financial, Inc.	41,146	(655,456)
Alexandria Real Estate Equities, Inc.	7,267	(660,498)
Highwoods Properties, Inc.	13,924	(665,706)
Camden Property Trust	8,083	(679,699)
Duke Realty Corp.	30,320	(683,413)
Simon Property Group, Inc.	3,347	(695,138)
Healthcare Realty Trust, Inc.	23,107	(713,775)
Regency Centers Corp.	9,811	(734,353)
Mercury General Corp.	13,657	(757,964)
Kite Realty Group Trust	28,541	(790,871)
AvalonBay Communities, Inc.	4,209	(800,552)
Valley National Bancorp	86,092	(821,318)
Equity One, Inc.	28,879	(827,672)
Retail Opportunity Investments Corp.	43,686	(878,962)
Morgan Stanley	35,480	(887,355)
Crown Castle International Corp.	10,495	(907,818)
Federal Realty Investment Trust	5,902	(921,008)
Cousins Properties, Inc.	90,463	(939,006)
Vornado Realty Trust	10,186	(961,864)
Boston Properties, Inc.	7,649	(972,036)
Equity Residential	13,359	(1,002,326)
American Tower Corp. — Class A	10,149	(1,038,952)
Goldman Sachs Group, Inc.	6,659	(1,045,330)
Extra Space Storage, Inc.	11,288	(1,054,976)
Prologis, Inc.	24,965	(1,102,953)
American Campus Communities, Inc.	23,685	(1,115,327)
Realty Income Corp.	18,303	(1,144,121)
Essex Property Trust, Inc.	5,446	(1,273,601)
SL Green Realty Corp.	16,297	(1,578,854)
HCP, Inc.	50,364	(1,640,859)
Total Financial		(39,658,745)

Total Common Stocks Sold Short
(Proceeds $90,289,875)		(94,186,615)

	Face Amount

CORPORATE BONDS SOLD SHORT†† - (0.0)%
Envision Healthcare Corp.
5.13% due 07/01/22[6]	$1,000,000	(1,015,000)
Total Corporate Bonds Sold Short
(Cost $984,518)		(1,015,000)

Total Securities Sold Short - (3.1)%
(Proceeds $91,274,393)		(95,201,615)

	Contracts

OPTIONS WRITTEN† - (0.0)%
Call options on:
Bank of America Merrill Lynch September 2016 SPDR Gold Shares Expiring with strike price of $142.00	10,345	(868,980)
Put options on:
BNP June 2016 S&P 500 Index Expiring with strike price of $1,600.00	544	(139,264)
Total Options Written
(Premiums received $4,061,040)		(1,008,244)

Other Assets & Liabilities, net - (4.9)%		(152,868,358)
Total Net Assets - 100.0%		$3,130,979,380

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Units	Unrealized Gain (Loss)

OTC CURRENCY SWAP AGREEMENT SOLD SHORT††
Bank of America June 2016 Euro - Bund Swap, Terminating 06/06/16 (Aggregate Value of Contracts $258,454,992)	1,389	$(1,454,397)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley June 2017 Macro Opportunities Long Custom Basket Swap 0.43%[16] Terminating 06/15/17 (Notional Value $51,889,508)		$3,337,357

OTC INTEREST RATE SWAP AGREEMENT††
Bank of America April 2016 U.S. Treasury Note 2.25% due 11/15/25 Swap 0.40%[19], Terminating 04/12/16 (Notional Value $251,707,616)	241,854,000	9,847,591

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley June 2017 Macro Opportunities Short Custom Basket Swap 0.37%[17] Terminating 06/15/17 (Notional Value $52,254,172)		$(1,874,059)

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††

Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Depreciation
Merrill Lynch	Receive	3-Month USD-LIBOR	2.27%	8/17/25	$(3,600,000)	$(212,580)	$(212,580)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.27%	8/17/25	(3,850,000)	(228,497)	(228,497)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.23%	11/16/25	(8,750,000)	(487,375)	(487,375)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	7/2/18	(34,550,000)	(552,454)	(552,454)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	7/2/23	(23,800,000)	(2,176,034)	(2,176,034)
							$(3,656,940)

OTC FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2016	Net Unrealized Depreciation
Bank of America	(14,700,000)	GBP	04/11/16	$20,834,192	$21,115,104	$(280,911)
BNY Mellon	(14,926,000)	EUR	04/11/16	16,384,934	16,988,257	(603,324)
						$(884,235)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Unrealized Gain (Loss)

Custom Basket of Long Securities[16]
United Continental Holdings, Inc.*	15,608	$203,759
Affiliated Managers Group, Inc.*	4,932	194,402
UGI Corp.	38,269	183,817
United Rentals, Inc.*	16,592	162,993
Total System Services, Inc.	16,993	143,978
Computer Sciences Corp.	36,576	128,979
Raymond James Financial, Inc.	22,290	123,482
Scripps Networks Interactive, Inc. — Class A	16,973	120,028
Post Holdings, Inc.*	10,183	115,430
Cambrex Corp.*	11,401	111,362
Delphi Automotive plc	9,343	104,111
Energizer Holdings, Inc.	16,192	103,609
FirstEnergy Corp.	40,781	103,559
LyondellBasell Industries N.V. — Class A	9,506	102,952
AECOM*	20,723	99,147
Robert Half International, Inc.	16,568	94,148
DaVita HealthCare Partners, Inc.*	15,925	89,811
Alaska Air Group, Inc.	6,313	85,981
Legg Mason, Inc.	12,926	84,025
Pitney Bowes, Inc.	28,611	83,244
Ameren Corp.	14,549	81,958
Gentex Corp.	40,249	80,228
Dick's Sporting Goods, Inc.	9,214	78,191
Intel Corp.	38,256	76,864
Level 3 Communications, Inc.*	15,427	72,401
Mead Johnson Nutrition Co. — Class A	5,857	69,292
Dycom Industries, Inc.*	10,176	66,300
Philip Morris International, Inc.	6,924	63,541
Progressive Corp.	12,676	52,529
DR Horton, Inc.	28,716	49,767
Waters Corp.*	3,660	49,223
Great Plains Energy, Inc.	14,905	47,669
Teradyne, Inc.	21,192	42,257
Albemarle Corp.	7,594	41,402
Ameriprise Financial, Inc.	6,512	40,940
RR Donnelley & Sons Co.	30,679	38,142
SunTrust Banks, Inc.	30,683	37,801
Discovery Communications, Inc. — Class A*	35,766	35,675
F5 Networks, Inc.*	4,536	33,956
Unum Group	37,546	32,939
Carlisle Companies, Inc.	4,095	30,532
Cognizant Technology Solutions Corp. — Class A*	6,483	30,472
Merck & Company, Inc.	19,500	26,171
ManpowerGroup, Inc.	9,980	24,757
QUALCOMM, Inc.	25,128	23,923
Snap-on, Inc.	2,889	23,509
Synchrony Financial*	16,792	21,992
Microsoft Corp.	7,228	20,592
CSX Corp.	22,473	20,432
Juniper Networks, Inc.	33,964	20,327
Comcast Corp. — Class A	10,709	19,591
Bank of America Corp.	45,888	17,713
Fifth Third Bancorp	24,782	15,241
CNO Financial Group, Inc.	21,041	14,129
Ford Motor Co.	30,985	13,116
Torchmark Corp.	9,803	12,636
eBay, Inc.*	21,687	11,459
Visa, Inc. — Class A	5,073	10,779
PepsiCo, Inc.	5,868	8,440
Old Republic International Corp.	30,669	7,940
California Resources Corp.	931	694
Michael Kors Holdings Ltd.*	7,089	(4,265)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Unrealized Gain (Loss)

Discover Financial Services	15,463	$(5,776)
Harris Corp.	6,744	(5,860)
Mallinckrodt plc*	20,314	(12,787)
GameStop Corp. — Class A	14,155	(13,226)
Flowers Foods, Inc.	67,229	(25,463)
Amgen, Inc.	8,615	(39,778)
PTC Therapeutics, Inc.*	8,726	(137,237)
Citigroup, Inc.	16,170	(142,102)
Lincoln National Corp.	29,321	(238,002)
Total Custom Basket of Long Securities		3,293,550

Custom Basket of Short Securities[17]
PTC Therapeutics, Inc.*	(8,726)	178,551
CF Industries Holdings, Inc.	(18,847)	90,639
AutoNation, Inc.*	(7,116)	44,333
Cree, Inc.*	(11,667)	36,748
Celgene Corp.*	(6,535)	21,742
PulteGroup, Inc.	(31,121)	12,119
NIKE, Inc. — Class B	(7,855)	8,605
Domino's Pizza, Inc.	(3,092)	7,053
Boston Beer Company, Inc. — Class A*	(1,994)	5,237
Buffalo Wild Wings, Inc.*	(3,078)	4,052
Macerich Co.	(4,795)	2,556
Reynolds American, Inc.	(7,487)	574
Expedia, Inc.	(3,981)	(662)
California Resources Corp.	(931)	(676)
Hormel Foods Corp.	(8,761)	(2,613)
Deere & Co.	(12,817)	(5,421)
Edwards Lifesciences Corp.*	(7,215)	(6,014)
WhiteWave Foods Co. — Class A*	(9,427)	(8,231)
Orbital ATK, Inc.	(7,730)	(8,466)
Signature Bank*	(4,441)	(9,663)
Leucadia National Corp.	(40,401)	(9,704)
Nasdaq, Inc.	(6,095)	(14,601)
Lennar Corp. — Class A	(11,850)	(15,179)
Woodward, Inc.	(7,551)	(16,604)
MSCI, Inc. — Class A	(5,403)	(17,047)
Dollar Tree, Inc.*	(20,299)	(17,093)
Cheesecake Factory, Inc.	(7,434)	(17,252)
Illumina, Inc.*	(3,750)	(18,252)
Marsh & McLennan Companies, Inc.	(6,518)	(18,684)
PayPal Holdings, Inc.*	(11,898)	(18,983)
Automatic Data Processing, Inc.	(6,187)	(20,203)
Weingarten Realty Investors	(12,562)	(22,761)
McGraw Hill Financial, Inc.	(4,559)	(23,445)
VF Corp.	(14,909)	(23,875)
Stillwater Mining Co.*	(26,050)	(25,089)
Panera Bread Co. — Class A*	(2,635)	(26,137)
Apartment Investment & Management Co. — Class A	(10,052)	(26,824)
Host Hotels & Resorts, Inc.	(27,468)	(27,380)
M&T Bank Corp.	(4,503)	(27,497)
Mattel, Inc.	(21,270)	(29,117)
Advance Auto Parts, Inc.	(3,261)	(29,253)
Post Properties, Inc.	(11,603)	(30,662)
Carnival Corp.	(7,768)	(31,332)
Eversource Energy	(7,244)	(31,794)
CME Group, Inc. — Class A	(12,441)	(31,990)
UDR, Inc.	(17,140)	(33,618)
Urban Edge Properties	(17,277)	(34,070)
Kansas City Southern	(9,466)	(34,235)
Ross Stores, Inc.	(8,590)	(34,398)
Medical Properties Trust, Inc.	(32,511)	(35,531)
Kaiser Aluminum Corp.	(5,811)	(37,613)
Nielsen Holdings plc	(7,572)	(39,840)
Alliant Energy Corp.	(6,371)	(40,923)
BlackRock, Inc. — Class A	(2,233)	(41,695)

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

	Shares	Unrealized Loss

MDU Resources Group, Inc.	(32,117)	$(42,494)
Mack-Cali Realty Corp.	(23,315)	(42,869)
General Electric Co.	(16,461)	(44,404)
Education Realty Trust, Inc.	(17,868)	(52,700)
New York Community Bancorp, Inc.	(94,729)	(58,658)
Xylem, Inc.	(9,946)	(61,312)
Garmin Ltd.	(16,991)	(63,172)
Yum! Brands, Inc.	(8,166)	(63,542)
Omega Healthcare Investors, Inc.	(17,126)	(64,462)
Cooper Companies, Inc.	(3,295)	(70,604)
Dominion Resources, Inc.	(9,843)	(75,468)
Five Below, Inc.*	(14,627)	(83,397)
Ingersoll-Rand plc	(6,823)	(89,911)
Rayonier, Inc.	(39,286)	(106,037)
Dunkin' Brands Group, Inc.	(18,033)	(110,683)
Ventas, Inc.	(14,402)	(120,664)
Olin Corp.	(66,964)	(140,531)
Total Custom Basket of Short Securities		(1,823,126)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2016.
[2]	Illiquid security.
[3]	Zero coupon rate security.
[4]	Residual interest.
[5]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[6]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,450,184,911 (cost $1,522,226,592), or 47.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[7]	Affiliated issuer — See Note 8.
[8]	Rate indicated is the 7 day yield as of March 31, 2016.
[9]	Security or a portion thereof is held as collateral for reverse repurhase agreements — See Note 12.
[10]	Security with no rate was unsettled at March 31, 2016.
[11]	Perpetual maturity.
[12]	Security is in default of interest and/or principal obligations.
[13]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[14]	Repurchase Agreements — See Note 11.
[15]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[16]	Total Return is based on the return of long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.
[17]	Total Return is based on the return of short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2016.
[18]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $38,648,912 (cost $44,778,766), or 1.2% of total net assets — See Note 13.

[19]	Total return is based on U.S. Treasury Note +/- financing at a fixed rate. Rate indicated is rate effective at March 31, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$962,862,531	$—	$71,469,206	$1,034,331,737
Collateralized Mortgage Obligations	—	—	437,602,752	—	7,429,339	445,032,091
Commercial Paper	—	—	5,998,717	—	—	5,998,717
Common Stocks	142,814,846	—	403,418	—	20,716	143,238,980
Exchange-Traded Funds	53,914,309	—	—	—	—	53,914,309
Corporate Bonds	—	—	625,097,208	—	8,004,241	633,101,449
Equity Swap Agreements	—	—	—	3,337,357	—	3,337,357
Foreign Government Bonds	—	—	64,223,925	—	—	64,223,925
Interest Rate Swap Agreements	—	—	—	9,847,591	—	9,847,591
Mutual Funds	218,750,726	—	—	—	—	218,750,726
Options Purchased	2,868,950	—	—	—	2,140,828	5,009,778
Preferred Stocks	—	—	17,188,619	—	831,255	18,019,874
Repurchase Agreements	—	—	3,404,000	—	—	3,404,000
Senior Fixed Rate Interests	—	—	3,154,528	—	77,884	3,232,412
Senior Floating Rate Interests	—	—	597,595,315	—	49,058,401	646,653,716
Short Term Investments	105,145,883	—	—	—	—	105,145,883
Total	$523,494,714	$—	$2,717,531,013	$13,184,948	$139,031,870	$3,393,242,545

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
MACRO OPPORTUNITIES FUND

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$94,186,615	$—	$—	$—	$—	$94,186,615
Corporate Bonds	—	—	1,015,000	—	—	1,015,000
Currency Swap Agreements	—	—	—	1,454,397	—	1,454,397
Forward Foreign Currency Exchange Contracts	—	—	—	884,235	—	884,235
Equity Index Swap Agreements	—	—	—	1,874,059	—	1,874,059
Interest Rate Swap Agreements	—	—	—	3,656,940	—	3,656,940
Options Written	1,008,244	—	—	—	—	1,008,244
Total	$95,194,859	$—	$1,015,000	$7,869,631	$—	$104,079,490

*	Other financial instruments include forward foreign currency exchange contracts or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of March 31, 2016, the Fund had transfers in/out of Level 3 due to changes in securities valuation method. See the Summary of Fair Value Level 3 Activity in Note 4 for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MACRO OPPORTUNITIES FUND

March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $3,267,434,561)	$3,103,988,562
Investments in affiliated issuers, at value(cost $272,745,174)	272,665,035
Repurchase agreements, at value (cost $3,404,000)	3,404,000
Total investments (cost $3,543,583,735)	3,380,057,597
Foreign currency, at value (cost $131,070)	133,499
Segregated cash with broker	51,705,293
Cash	26,223,237
Unrealized appreciation on swap agreements	13,184,948
Prepaid expenses	284,061
Receivables:
Securities sold	37,024,763
Interest	24,401,945
Fund shares sold	6,692,788
Dividends	416,028
Foreign taxes reclaim	38,794
Total assets	3,540,162,953

Liabilities:
Reverse Repurchase Agreements	253,502,419
Securities sold short, at value (proceeds $91,274,393)	95,201,615
Unrealized depreciation on swap agreements	6,985,396
Segregated cash from broker	4,542,000
Unfunded loan commitments, at value (Note 9) (proceeds $2,891,546)	1,923,036
Options written, at value (premiums received $4,061,040)	1,008,244
Unrealized depreciation on forward foreign currency exchange contracts	884,235
Payable for:
Securities purchased	25,196,292
Fund shares redeemed	13,953,519
Management fees	$1,753,097
Swap settlement	580,238
Distribution and service fees	456,495
Fund accounting/administration fees	251,583
Trustees’ fees*	22,667
Miscellaneous	2,922,737
Total liabilities	409,183,573
Net assets	$3,130,979,380

Net assets consist of:
Paid in capital	3,428,399,465
Accumulated net investment loss	(36,677,253)
Accumulated net realized loss on investments	(102,688,318)
Net unrealized depreciation on investments	(158,054,514)
Net assets	$3,130,979,380

A-Class:
Net assets	$738,283,805
Capital shares outstanding	29,688,025
Net asset value per share	$24.87
Maximum offering price per share (Net asset value divided by 96.00%)	$25.91

C-Class:
Net assets	$340,522,168
Capital shares outstanding	13,704,028
Net asset value per share	$24.85

P-Class:
Net assets	$59,369,819
Capital shares outstanding	2,387,322
Net asset value per share	$24.87

Institutional Class:
Net assets	$1,992,803,588
Capital shares outstanding	80,040,999
Net asset value per share	$24.90

*	Relates to Trustees not deemed ”interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MACRO OPPORTUNITIES FUND

Period Ended March 31, 2016

Investment Income:
Interest	$96,103,342
Dividends from securities of affiliated issuers	4,368,852
Dividends from securities of unaffiliated issuers	1,530,651
Other income	107,110
Total investment income	102,109,955

Expenses:
Management fees	15,220,711
Transfer agent/maintenance fees
A-Class	542,955
C-Class	158,064
P-Class	763
Institutional Class	589,134
Distribution and service fees:
A-Class	982,922
C-Class	1,808,632
P-Class	75,419
Fund accounting/administration fees	1,623,254
Interest expense	2,857,893
Prime broker interest expense	222,600
Line of credit fees	216,979
Trustees’ fees*	108,542
Custodian fees	56,543
Tax expense	8
Miscellaneous	797,600
Total expenses	25,262,019
Less:
Expenses waived by Adviser	(3,019,238)
Expenses waived by Transfer Agent
A-Class	(4,683)
Institutional Class	(249,640)
Total waived expenses	(3,273,561)
Net expenses	21,988,458
Net investment income	80,121,497

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(21,634,338)
Investments in affiliated issuers	(1,956,431)
Swap agreements	(54,541,488)
Foreign currency	(58,506)
Forward currency exchange contracts	3,033,070
Securities sold short	6,044,958
Options purchased	119,590
Options written	905,081
Net realized loss	(68,088,064)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(81,147,818)
Investments in affiliated issuers	1,033,328
Securities sold short	(7,851,806)
Swap agreements	18,019,843
Options purchased	(8,244,157)
Options written	3,458,141
Foreign currency	(31,246)
Forward foreign currency exchange contracts	(857,765)
Net change in unrealized appreciation (depreciation)	(75,621,480)
Net realized and unrealized loss	(143,709,544)
Net decrease in net assets resulting from operations	$(63,588,047)

*	Relates to Trustees not deemed ”interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MACRO OPPORTUNITIES FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$80,121,497	$106,179,902
Net realized loss on investments	(68,088,064)	(9,260,115)
Net change in unrealized appreciation (depreciation) on investments	(75,621,480)	(75,857,361)
Net increase (decrease) in net assets resulting from operations	(63,588,047)	21,062,426

Distributions to shareholders from:
Net investment income
A-Class	(23,562,426)	(32,220,860)
C-Class	(9,531,042)	(11,680,427)
P-Class	(1,850,623)	(440,186)*
Institutional Class	(70,278,033)	(82,260,910)
Total distributions to shareholders	(105,222,124)	(126,602,383)

Capital share transactions:
Proceeds from sale of shares
A-Class	174,819,734	850,080,101
C-Class	44,957,693	190,338,315
P-Class	18,825,064	65,730,196 *
Institutional Class	551,683,057	2,043,569,550
Distributions reinvested
A-Class	18,433,690	24,525,980
C-Class	7,939,394	9,454,336
P-Class	1,850,494	440,175 *
Institutional Class	59,859,879	70,225,372
Cost of shares redeemed
A-Class	(261,190,531)	(361,979,619)
C-Class	(69,397,204)	(62,646,748)
P-Class	(22,196,821)	(1,207,063)*
Institutional Class	(905,391,929)	(563,882,643)
Net increase (decrease) from capital share transactions	(379,807,480)	2,264,647,952
Net increase (decrease) in net assets	(548,617,651)	2,159,107,995

Net assets:
Beginning of period	3,679,597,031	1,520,489,036
End of period	$3,130,979,380	$3,679,597,031
Accumulated net investment loss at end of period	$(36,677,253)	$(11,576,626)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(concluded)
MACRO OPPORTUNITIES FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	6,893,432	31,696,780
C-Class	1,771,375	7,105,425
P-Class	745,337	2,477,290	*
Institutional Class	21,798,419	76,252,160
Shares issued from reinvestment of distributions
A-Class	732,293	919,487
C-Class	315,691	353,874
P-Class	73,463	16,755	*
Institutional Class	2,375,094	2,628,280
Shares redeemed
A-Class	(10,335,927)	(13,561,866)
C-Class	(2,766,527)	(2,346,202)
P-Class	(879,664)	(45,859	)*
Institutional Class	(35,965,323)	(21,112,108)
Net increase (decrease) in shares	(15,242,337)	84,384,016

*	Since commencement of operations May 1, 2015.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF CASH FLOWS
MACRO OPPORTUNITIES FUND

Period Ended March 31, 2016

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(63,588,047)

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating and Investing Activities:
Net change in unrealized depreciation on investments	87,966,296
Net change in unrealized depreciation on options	4,786,016
Net change in unrealized appreciation on swaps	(18,019,843)
Net realized loss on swap agreements	54,541,488
Net realized gain on options	(1,024,671)
Net realized gain on investments	17,545,811
Net accretion of bond discount and amortization of bond premium	(14,722,998)
Paydowns received on mortgage and asset-backed securities	182,967,600
Purchase of long-term investments	(1,923,939,386)
Proceeds from sale of long-term investments	2,036,585,290
Net purchases of short-term investments	(11,660,422)
Increase in interest receivable	(6,691,719)
Increase in dividends receivable	(17,441)
Increase in prepaid expenses	(45,432)
Increase in foreign tax reclaims	(18,210)
Decrease in fair value of unfunded loans	(318,205)
Increase in trustees' fee payable	18,087
Decrease in transfer agent fee payable	(53,276)
Decrease in administration fee payable	(33,908)
Decrease in distribution fee payable	(37,763)
Decrease in management fee payable	(10,853)
Increase in accrued expenses and other liabilities	2,528,037
Net Cash Used in Operating and Investing Activities	$346,756,451

Cash Flows From Financing Activities:
Proceeds from sales of shares	795,554,774
Cost of shares redeemed	(1,254,639,270)
Distributions paid out	(16,958,467)
Proceeds from reverse repurchase agreements	1,490,371,374
Payments made on reverse repurchase agreements	(1,393,359,755)
Net Cash Used in Financing Activities	(379,031,344)
Net decrease in cash	(32,274,893)

Cash at Beginning of Period (including foreign cash)	$58,631,629
Cash at End of Period (including foreign cash)	$26,356,736
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for interest	$2,330,763
Dividend reinvestment	$88,083,457

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

FINANCIAL HIGHLIGHTS
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a,h]	Year Ended Sept. 30, 2015[h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.07	$26.81	$26.31	$26.53	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.57	.98	1.10	1.37	.99
Net gain (loss) on investments (realized and unrealized)	(1.01)	(.55)	.69	(.04)	1.52
Total from investment operations	(.44)	.43	1.79	1.33	2.51
Less distributions from:
Net investment income	(.76)	(1.17)	(1.27)	(1.43)	(.98)
Net realized gains	—	—	—	(.12)	—
Return of capital	—	—	(.02)	—	—
Total distributions	(.76)	(1.17)	(1.29)	(1.55)	(.98)
Net asset value, end of period	$24.87	$26.07	$26.81	$26.31	$26.53

Total Return[i]	(1.70%)	1.59%	6.88%	5.01%	10.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$738,284	$844,523	$357,765	$334,751	$83,081
Ratios to average net assets:
Net investment income (loss)	4.54%	3.67%	4.08%	5.11%	4.61%
Total expenses[d]	1.62%	1.52%	1.51%	1.56%	1.61%
Net expenses[e,g]	1.45%	1.38%	1.36%	1.41%	1.37%
Portfolio turnover rate	46%	40%	54%	84%	46%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2016[a,h]	Year Ended Sept. 30, 2015[h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.05	$26.79	$26.29	$26.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	.78	.90	1.17	.82
Net gain (loss) on investments (realized and unrealized)	(1.02)	(.55)	.69	(.03)	1.53
Total from investment operations	(.54)	.23	1.59	1.14	2.35
Less distributions from:
Net investment income	(.66)	(.97)	(1.07)	(1.24)	(.84)
Net realized gains	—	—	—	(.12)	—
Return of capital	—	—	(.02)	—	—
Total distributions	(.66)	(.97)	(1.09)	(1.36)	(.84)
Net asset value, end of period	$24.85	$26.05	$26.79	$26.29	$26.51

Total Return[i]	(2.06%)	0.84%	6.10%	4.26%	9.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$340,522	$374,633	$248,359	$163,129	$32,711
Ratios to average net assets:
Net investment income (loss)	3.83%	2.90%	3.34%	4.36%	3.83%
Total expenses[d]	2.33%	2.24%	2.22%	2.29%	2.31%
Net expenses[e,g]	2.18%	2.13%	2.10%	2.15%	2.11%
Portfolio turnover rate	46%	40%	54%	84%	46%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a,h]	Period Ended Sept. 30, 2015[f,h]
Per Share Data
Net asset value, beginning of period	$26.07	$26.78
Income (loss) from investment operations:
Net investment income (loss)[c]	.58	.37
Net gain (loss) on investments (realized and unrealized)	(1.01)	(.62)
Total from investment operations	(.43)	(.25)
Less distributions from:
Net investment income	(.77)	(.46)
Total distributions	(.77)	(.46)
Net asset value, end of period	$24.87	$26.07

Total Return[i]	(1.66%)	(0.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,370	$63,819
Ratios to average net assets:
Net investment income (loss)	4.63%	3.36%
Total expenses[d]	1.48%	1.43%
Net expenses[e,g]	1.34%	1.30%
Portfolio turnover rate	46%	40%

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a,h]	Year Ended Sept. 30, 2015[h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.10	$26.84	$26.34	$26.56	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.62	1.06	1.18	1.46	1.12
Net gain (loss) on investments (realized and unrealized)	(1.02)	(.54)	.70	(.04)	1.47
Total from investment operations	(.40)	(.52)	1.88	1.42	2.59
Less distributions from:
Net investment income	(.80)	(1.26)	(1.36)	(1.52)	(1.03)
Net realized gains	—	—	—	(.12)	—
Return of capital	—	—	(.02)	—	—
Total distributions	(.80)	(1.26)	(1.38)	(1.64)	(1.03)
Net asset value, end of period	$24.90	$26.10	$26.84	$26.34	$26.56

Total Return[i]	(1.53%)	1.92%	7.23%	5.35%	10.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,992,804	$2,396,622	$914,366	$416,727	$106,716
Ratios to average net assets:
Net investment income (loss)	4.89%	3.97%	4.37%	5.43%	5.22%
Total expenses[d]	1.29%	1.20%	1.18%	1.23%	1.31%
Net expenses[e,g]	1.09%	1.05%	1.02%	1.09%	1.06%
Portfolio turnover rate	46%	40%	54%	84%	46%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

FINANCIAL HIGHLIGHTS (concluded)
MACRO OPPORTUNITIES FUND

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

	03/31/16	09/30/15	09/30/14	09/30/13	09/30/12
A-Class	1.25%	1.30%	1.27%	1.29%	1.29%
C-Class	1.98%	2.05%	2.01%	2.01%	2.02%
P-Class	1.15%	1.21%	N/A	N/A	N/A
Institutional Class	0.89%	0.97%	0.94%	0.96%	0.96%

[h]	Consolidated.
[i]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2016, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Macro Opportunities Fund (the “Fund”), a diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”).Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of the Fund’s investment in its Subsidiary is as follows:

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Commencement Date of Subsidiary	Subsidiary Net Assets at March 31, 2016	% of Net Assets of the Fund at March 31, 2016
Macro Opportunities Fund	01/08/15	$5,158,639	0.16%

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2016.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

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I. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

L. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate which was 0.25% at March 31, 2016.

M. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

N. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Duration - the use of an instrument to manage the interest rate risk of a portfolio.

Hedge - an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure - the use of an instrument to obtain exposure to a listed or other type of index.

Speculation - the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Macro Opportunities Fund	Duration, Hedge	25,718

Fund	Use	Average Notional*
Macro Opportunities Fund	Duration, Hedge	$524,862,500

*	Average Notional relates to currency options.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

The Fund used written options for Duration, Hedge, and Index exposure. The following table represents the Fund’s volume of options written for the period ended March 31, 2016:

Written Call Options
	Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2015	25,858	$2,787,228
Options Written	10,345	2,037,965
Options terminated in closing purchase transactions	(10,345)	(2,369,005)
Options expired	(15,513)	(418,222)
Options exercised	—	—
Balance at March 31, 2016	10,345	$2,037,966

Written Put Options
	Macro Opportunities Fund
	Number of contracts	Premium amount
Balance at September 30, 2015	594	$1,899,577
Options Written	544	2,023,075
Options terminated in closing purchase transactions	(594)	(1,899,577)
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2016	544	$2,023,075

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Fund’s use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Macro Opportunities Fund	Index exposure, Speculation	$152,187,632	$17,774,373

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Macro Opportunities Fund	Duration, Hedge	$224,000,000	$255,570,223

Currency swaps enable the Fund to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Fund may be at risk due to the counterparty’s inability to perform.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use, and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Macro Opportunities Fund	Hedge	$53,728,071	$64,613,748

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use, and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Macro Opportunities Fund	Hedge, Speculation	$73,262,314	$1,542,286

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Currency contracts		Unrealized depreciation on forward foreign currency exchange contracts
	Investments in unaffiliated issuers, at value	Options written, at value

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2016:

Asset Derivative Investments Value
Fund	Swaps Equity Contracts	Swaps Interest Rate Contracts	Swaps Currency Contracts	Options Purchased Equity Contracts	Options Purchased Commodities Contracts	Options Purchased Foreign Currency Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2016
Macro Opportunities Fund	$3,337,357	$9,847,591	$—	$489,600	$2,379,350	$2,140,828	$—	$18,194,726

Liability Derivative Investments Value
Fund	Swaps Equity Contracts	Swaps Interest Rate Contracts	Swaps Currency Contracts	Options Written Equity Contracts	Options Written Commodities Contracts	Options Written Foreign Currency Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2016
Macro Opportunities Fund	$1,874,059	$3,656,940	$1,454,397	$139,264	$868,980	$—	$884,235	$8,877,875

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain(loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Equity Contracts	Swaps Currency Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Written Interest Rate Contracts	Options Written Commodities Contracts
Macro Opportunities Fund	$(38,876,491)	$(10,217,324)	$(5,447,673)	$1,738,604	$418,222	$(1,251,745)

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Options Purchased Equity Contracts	Options Purchased Interest Rate Contracts	Options Purchased Commodities Contracts	Options Purchased Foreign Currency Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2016
Macro Opportunities Fund	$(656,903)	$(1,531,613)	$3,796,616	$(1,488,510)	$3,472,240	$(50,044,577)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Equity Contracts	Swaps Currency Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Written Interest Rate Contracts	Options Written Commodities Contracts
Macro Opportunities Fund	$14,027,663	$(1,604,118)	$5,596,298	$2,366,173	$202,298	$889,670

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Options Purchased Equity Contracts	Options Purchased Interest Rate Contracts	Options Purchased Commodities Contracts	Options Purchased Foreign Currency Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2016
Macro Opportunities Fund	$(4,872,518)	$(1,147,341)	$(920,705)	$(1,303,593)	$(857,765)	$12,376,062

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.89% of the average daily net assets of the Fund.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination.

RFS is paid the following for providing transfer agent services to the Fund. Transfer agent fees are assessed to the applicable class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for fund accounting/administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contracts for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Macro Opportunities Fund - A-Class	1.36%	11/30/12	02/01/17
Macro Opportunities Fund - C-Class	2.11%	11/30/12	02/01/17
Macro Opportunities Fund - P-Class	1.36%	05/01/15	02/01/17
Macro Opportunities Fund - Institutional Class	0.95%	11/30/12	02/01/17

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2016, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Macro Opportunities Fund	$646,270	$1,567,567	$3,347,967	$2,254,088	$7,815,892

For the period ended March 31, 2016, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2016, the Fund waived $1,006,458 related to investments in affiliated funds.

For the period ended March 31, 2016, GFD retained sales charges of $274,695 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 03/31/16	Valuation Technique	Unobservable Inputs
Macro Opportunities Fund	Asset-Backed Securities	$71,469,206	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Floating Rate Interests	45,688,557	Monthly Model Priced	Purchase Price
		3,369,844	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	49,058,401
	Corporate Bonds	5,842,586	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
		467,980	Monthly Model Priced	Average Comparative Yield*
		1,693,675	Monthly Model Priced	Purchase Price
	Total Corporate Bonds	8,004,241

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Fund	Category and Subcategory	Ending Balance at 03/31/16	Valuation Technique	Unobservable Inputs
Macro Opportunities Fund	Collateralized Mortgage Obligations	$7,429,339	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Options Purchased	2,140,828	Monthly Model Priced	Purchase Price
	Preferred Stocks	831,255	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Senior Fixed Rate Interests	77,884	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Common Stocks	20,716	Monthly Model Priced	Purchase Price

*	Average comparative yield used at period end was 29.8%.

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating/ Fixed Rate Interests	Asset-Backed Securities/ Collateralized Mortgage Obligations	Options Purchased	Common/ Preferred Stocks	Corporate Bonds	Total
Macro Opportunities Fund
Assets:
Beginning Balance	$47,150,842	$26,538,479	$4,932,931	$1,955,376	$9,632,885	$90,210,513
Purchases	22,376,417	47,570,112	—	33,046	81,619	70,061,194
Sales, maturities and paydowns	(3,733,528)	(1,958,577)	—	—	(937,672)	(6,629,777)
Total realized gains or losses included in earnings	40,661	—	(1,488,510)	(971,250)	(578,573)	(2,997,672)
Total change in unrealized gains or losses included in earnings	(16,093,761)	(678,246)	(1,303,593)	(165,202)	(2,060,041)	(20,300,843)
Transfers in Level 3	141,046	7,426,777	—	—	1,866,023	9,433,846
Transfers out of Level 3	(745,391)	—	—	—	—	(745,391)
Ending Balance	$49,136,286	$78,898,545	$2,140,828	$851,970	$8,004,241	$139,031,870
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$(508,320)	$(805,423)	$(1,303,593)	$1,734,069	$(2,097,123)	$(2,998,102)

5. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

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In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Macro Opportunities Fund	Swap agreements	$13,184,948	$—	$13,184,948	$—	$—	$13,184,948
Option contracts		5,009,778	—	5,009,778	3,756,797	—	1,252,981

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Macro Opportunities Fund	Swap agreements	$3,328,456	$—	$3,328,456	$—	$—	$3,328,456
Forward foreign currency exchange contracts		884,235	—	884,235	—	—	884,235
Option contracts		1,008,244	—	1,008,244	1,008,244	—	—

[1]	Centrally cleared swaps are excluded from these reported amounts.

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6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Fund intends to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Macro Opportunities Fund	$3,546,933,176	$73,304,663	$(240,180,242)	$(166,875,579)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

7. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Macro Opportunities Fund	$1,487,324,438	$1,612,233,566

For the period ended March 31, 2016, the cost of purchases and proceeds from the sales of government securities were as follows:

Fund	Purchases	Sales
Macro Opportunities Fund	$3,093,219	$3,021,506

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Loss
Macro Opportunities Fund	$3,590,563	$10,247,379	$(733,883)

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended March 31, 2016, in which the portfolio company is an “affiliated person”, were as follows:

Affiliated issuers by Fund	Value 09/30/15	Additions	Reductions	Value 03/31/16	Shares 03/31/16	Investment Income	Realized Gain (Loss)
Macro Opportunities Fund
Guggenheim Floating Rate Strategies Fund Institutional Class	$—	$168,331,711	$(110,000,000)	$54,343,297	2,148,806	$2,331,712	$(3,273,898)
Guggenheim Alpha Opportunity Fund - Institutional Class	48,406,518	—	—	51,284,947	1,881,326	—	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	30,005,464	—	29,438,600	1,220,000	469,334	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	24,996,630	—	24,475,709	1,059,096	380,738	—
Guggenheim High Yield Fund - Insitutional Class	—	20,611,911	—	19,728,204	2,340,238	611,911	—
Guggenheim Risk Managed Real Estate Fund - Institutional Class	12,075,709	1,906,896	—	13,308,030	474,102	367,957	1,538,939
Guggenheim Strategy Fund I	177,382,768	80,207,200	(177,497,627)	80,086,248	3,227,983	207,200	(221,472)
	$237,864,995	$326,059,812	$(287,497,627)	$272,665,035		$4,368,852	$(1,956,431)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

9. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2016. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2016 were as follows:

Borrower	Maturity Date	Face Amount	Value
Macro Opportunities Fund
Acosta, Inc.	9/26/2019	$6,000,000	$557,017
Advantage Sales & Marketing LLC	7/25/2019	1,350,000	115,375
American Stock Transfer & Trust	6/26/2018	400,000	23,831
Aspect Software, Inc.	9/30/2016	89,557	—
BBB Industries, LLC	11/4/2019	600,000	59,934
CEVA Group Plc (United Kingdom)	3/19/2019	780,000	94,332
Epicor Software	6/1/2020	2,000,000	207,528
Eyemart Express	12/18/2019	500,000	45,080
Hillman Group, Inc.	6/28/2019	385,714	27,418
Hoffmaster Group, Inc.	5/9/2019	500,000	36,181
IntraWest Holdings S.à r.l.	12/10/2018	750,000	16,122
Learning Care Group (US), Inc.	5/5/2019	500,000	44,468
Lincoln Finance Ltd.	12/31/2015	15,000,000	—
McGraw-Hill Global Education Holdings LLC	3/22/2018	3,050,000	145,612
National Financial Partners Corp.	7/1/2018	1,000,000	63,303
National Technical Systems	6/12/2021	594,118	30,249
Noranda Aluminum Acquisition Corp.	11/8/2016	279,330	9,153
Phillips-Medsize Corp.	6/14/2019	1,100,000	83,996
Pro Mach Group, Inc.	10/22/2019	900,000	77,185
Signode Industrial Group US, Inc.	5/1/2019	3,400,000	261,324
Wencor Group	6/19/2019	330,769	24,928
		$39,509,488	$1,923,036

10. Line of Credit

The Funds, with the exception of Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund and Market Neutral Real Estate Fund secured a committed, $800,000,000 line of credit from Citibank, N.A., good through October 7, 2016, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.25% at March 31, 2016), plus 1/2 of 1%. The Funds also pay a commitment fee at an annualized rate of 0.15% of the

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

average daily amount of their unused commitment amount. The Funds did not have any borrowings outstanding under this agreement at or during the period ended March 31, 2016.

11. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Jefferies & Company, Inc.			Puerto Rico Commonwealth Aqueduct and Sewer Authority
2.95%			6.10%
Due 04/04/16	$2,404,000	$2,475,706	07/01/34	$6,425,000	$3,511,276
			Puerto Rico Public Buildings Authority
			5.75%
			07/01/34	560,000	344,943
				$6,985,000	$3,856,219

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

The following repurchase agreements were used as a means of borrowing securities to sell short.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Barclays			Envision Healthcare Corp.
(0.15)% - 0.00%			5.13%
Open Maturity	$1,000,000	$1,000,000	07/01/22	$1,000,000	$1,015,000

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

12. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2016, the Fund entered into reverse repurchase agreements as follows:

Fund	Number of Days Outstanding	Balance at March 31, 2016	Average Balance Outstanding	Average Interest Rate
Macro Opportunities Fund	183	$253,502,419	$412,104,506	1.38%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Macro Opportunities Fund	Reverse repurchase agreements	$253,502,419	$—	$253,502,419	$253,502,419	$—	$—

In June 2014, the FASB issued Accounting Standards Update 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (ASU 2014-11) that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as secured borrowings, which applies to the reverse repurchase agreements held by the Fund. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund has adopted the ASU.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of year-end, aggregated by asset class of the related collateral pledged by the Fund:

Fund	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Macro Opportunities Fund
Corporate Bonds	$18,553,217	$22,468,325	$46,239,434	$7,347,938	$94,608,913
Collateralized Mortgage Obligations	—	85,195,506	—	—	85,195,506
Asset Backed Securities	—	45,805,000	27,893,000	—	73,698,000
Gross amount of recognized liabilities for reverse repurchase agreements	$18,553,217	$153,468,831	$74,132,434	$7,347,938	$253,502,419

13. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Macro Opportunities Fund
Airplanes Pass Through Trust
0.99% due 03/15/19	07/11/12	$2,985,686	$947,752
Customers Bank
6.13% due 06/26/29	06/24/14	6,000,000	6,000,000
FPL Energy National Wind LLC
5.61% due 03/10/24	08/31/12	41,176	42,908
Fortress Credit Opportunities
0.86% due 07/15/19	02/16/12	471,090	474,628
RFTI Issuer Ltd.
4.31% due 08/15/30	10/14/15	27,724,367	27,450,391
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22	03/21/12	4,838,890	1,099,602
Turbine Engines Securitization Ltd.
6.38% due 12/13/48	11/27/13	2,497,557	2,497,781
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19	01/31/13	220,000	135,850
		$44,778,766	$38,648,912

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

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3.31.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Floating Rate Strategies Fund

FR-SEMI-0316x0916	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
FLOATING RATE STRATEGIES FUND	9
NOTES TO FINANCIAL STATEMENTS	36
OTHER INFORMATION	55
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	56
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	63

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Guggenheim Partners Investment Management (the “Investment Adviser”) is pleased to present the semiannual shareholder report for a one of our Funds (the “Fund”) for the six-month period ended March 31, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	March 31, 2016

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Floating Rate Strategies Fund
A-Class	1.03%	(0.12%)	$ 1,000.00	$ 998.80	$ 5.15
C-Class	1.78%	(0.54%)	1,000.00	994.60	8.88
P-Class	1.03%	(0.13%)	1,000.00	998.70	5.15
Institutional Class	0.79%	0.00%	1,000.00	1,000.00	3.95

Table 2. Based on hypothetical 5% return (before expenses)
Floating Rate Strategies Fund
A-Class	1.03%	5.00%	$ 1,000.00	$ 1,019.85	$ 5.20
C-Class	1.78%	5.00%	1,000.00	1,016.10	8.97
P-Class	1.03%	5.00%	1,000.00	1,019.85	5.20
Institutional Class	0.79%	5.00%	1,000.00	1,021.05	3.99

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2016

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

FUND PROFILE (Unaudited)(continued)	March 31, 2016

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011

Ten Largest Holdings (% of Total Net Assets)
Avago Technologies Ltd.	1.1%
Petsmart, Inc.	1.1%
Cartrawler	1.0%
Life Time Fitness	1.0%
Cengage Learning Acquisitions, Inc.	1.0%
Verisure Cayman 2	1.0%
Guggenheim Strategy Fund I	0.9%
Neptune Finco Corp.	0.9%
Albertson’s (Safeway) Holdings LLC	0.9%
Epicor Software	0.9%
Top Ten Total	9.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2016

Portfolio Composition by Quality Rating1

Rating	% of Total Investments
Fixed Income Instruments
AAA	0.1%
AA	0.6%
A	3.5%
BBB	10.9%
BB	29.9%
B	42.3%
CCC	4.4%
CC	0.2%
C	0.0%
D	0.4%
NR2	2.7%
Other Instruments	5.0%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Shares	Value

COMMON STOCKS††† - 0.0%

Industrial - 0.0%
Targus Group International, Inc.*	13,186	$20,174

Basic Materials - 0.0%
Mirabela Nickel Ltd.*,8	4,755,634	365

Total Common Stocks
(Cost $1,830,407)		20,539

MUTUAL FUNDS† - 1.3%
Guggenheim Strategy Fund I1	729,632	18,102,182
Guggenheim Strategy Fund II1	284,034	7,012,803
Total Mutual Funds
(Cost $25,219,865)		25,114,985

SHORT TERM INVESTMENTS† - 3.6%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.16%[2]	72,145,446	72,145,446
Total Short Term Investments
(Cost $72,145,446)		72,145,446

	Face Amount[7]

SENIOR FLOATING RATE INTERESTS††,5 - 67.1%
Consumer, Cyclical - 15.1%
PETCO Animal Supplies, Inc.
5.75% due 01/26/23	$16,350,000	16,324,984
5.62% due 01/26/23	5,450,000	5,441,825
Petsmart, Inc.
4.25% due 03/11/22	21,125,610	21,025,263
Life Time Fitness
4.25% due 06/10/22	19,772,391	19,505,463
Warner Music Group
3.75% due 07/01/20	17,786,808	17,512,535
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19		16,771,741	16,303,473
Party City Holdings, Inc.
4.25% due 08/19/22		16,137,291	15,989,313
Acosta, Inc.
4.25% due 09/26/21		16,064,668	15,654,376
Smart & Final Stores LLC
4.00% due 11/15/19		15,210,342	15,065,844
Sears Holdings Corp.
5.50% due 06/30/18		15,599,158	14,819,200
Navistar, Inc.
6.50% due 08/07/20		15,411,375	14,024,351
Belk, Inc.
5.75% due 12/12/22		13,350,000	11,770,295
La Quinta Intermediate Holdings
3.75% due 04/14/21		10,745,865	10,539,866
Deuce Acquisition
6.50% due 12/08/22[8]	GBP	7,100,000	9,713,804
Advantage Sales & Marketing LLC
4.25% due 07/23/21		9,117,792	8,944,007
3.39% due 07/25/19		800,000	731,630
Ipreo Holdings
4.00% due 08/06/21		8,863,155	8,408,919
Dollar Tree, Inc.
3.50% due 07/06/22		7,830,318	7,853,809
National Vision, Inc.
4.00% due 03/12/21		8,069,759	7,822,663
Neiman Marcus Group, Inc.
4.25% due 10/25/20		7,847,044	7,174,160
Eyemart Express
5.00% due 12/17/21		6,979,152	6,857,017
Burlington Coat Factory Warehouse Corp.
4.25% due 08/13/21		6,000,000	5,998,920
Ceridian Corp.
4.50% due 09/15/20		6,032,444	5,806,228
Mattress Firm
6.25% due 10/20/21		5,245,603	5,180,033
Equinox Fitness
5.00% due 01/31/20		5,189,988	5,161,443

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]		Value

Sterling Intermidiate Corp.
5.75% due 06/20/22		$4,292,331	$4,192,191
Nassa Midco AS
3.75% due 07/09/21	EUR	3,300,000	3,694,415
Fitness International LLC
5.50% due 07/01/20		3,438,750	3,309,797
Compucom Systems, Inc.
4.25% due 05/11/20		4,263,543	2,984,480
Capital Automotive LP
6.00% due 04/30/20		2,830,000	2,819,388
Digital Cinema
3.25% due 05/17/21		2,504,118	2,476,998
California Pizza Kitchen, Inc.
5.25% due 03/29/18		2,898,191	2,468,302
NPC International, Inc.
4.75% due 12/28/18		913,657	909,089
Pinnacle Entertainment, Inc.
3.75% due 08/13/20		769,640	768,201
Container Store, Inc.
4.25% due 04/06/19		875,580	663,978
Kate Spade & Co.
4.00% due 04/09/21		581,219	572,501
Rite Aid Corp.
5.75% due 08/21/20		500,000	501,040
Jacobs Entertainment, Inc.
5.25% due 10/29/18		470,065	455,963
Total Consumer, Cyclical			299,445,764

Industrial - 12.1%
Transdigm, Inc.
3.50% due 05/14/22		12,971,016	12,760,237
3.75% due 06/04/21		6,691,990	6,589,201
Brickman Group Holdings, Inc.
4.00% due 12/18/20		16,365,205	16,086,996
Amber Bidco Ltd.
4.62% due 06/30/21†††,8		10,480,000	10,321,747
4.59% due 06/30/21†††,8	GBP	3,500,000	4,951,377
Gates Global, Inc.
4.25% due 07/05/21		15,065,166	14,189,579
Flakt Woods
2.63% due 03/20/17†††,8	EUR	12,244,976	13,800,721
Travelport Holdings LLC
5.75% due 09/02/21		13,760,765	13,736,683
Quikrete Holdings, Inc.
4.00% due 09/28/20		13,400,000	13,366,500
USIC Holding, Inc.
4.00% due 07/10/20		12,014,577	11,774,285
DAE Aviation
5.25% due 07/07/22		10,507,836	10,461,917
Rexnord LLC/RBS Global, Inc.
4.00% due 08/21/20		8,190,000	8,055,602
Hardware Holdings LLC
6.75% due 03/30/20†††,8		6,171,875	6,017,578
CPM Holdings, Inc.
6.00% due 04/11/22		5,756,500	5,662,957
Multiplan, Inc.
3.75% due 03/31/21		5,678,544	5,618,919
SIRVA Worldwide, Inc.
7.50% due 03/27/19[8]		5,694,761	5,381,549
Crosby Worldwide
4.00% due 11/23/20		6,589,507	5,366,362
Power Borrower, LLC
4.25% due 05/06/20		3,632,227	3,559,582
8.25% due 11/06/20		1,670,000	1,544,750
Thermasys Corp.
5.26% due 05/03/19		6,398,438	5,078,760
Mitchell International, Inc.
4.50% due 10/13/20		2,729,346	2,626,996
8.50% due 10/11/21		2,374,000	2,083,185
CHI Overhead Doors, Inc.
4.75% due 07/29/22		4,577,000	4,508,345
Connolly Corp.
4.50% due 05/14/21		4,412,811	4,335,586
NVA Holdings, Inc.
4.75% due 08/14/21		3,983,847	3,944,009
CareCore National LLC
5.50% due 03/05/21		4,102,908	3,815,704

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]		Value

Reynolds Group Holdings
4.50% due 12/03/18		$3,109,251	$3,109,251
Mast Global
7.75% due 09/12/19†††,8		2,981,188	2,946,606
SIG Onex Wizard Acquisition
4.25% due 03/11/22		2,929,455	2,916,653
CEVA Logistics US Holdings
6.50% due 03/19/21		3,483,865	2,862,587
Learning Care Group (US), Inc.
5.00% due 05/05/21		2,703,360	2,692,384
GYP Holdings III Corp.
4.75% due 04/01/21		2,751,000	2,591,965
CEVA Group Plc (United Kingdom)
6.50% due 03/19/21		2,444,038	2,008,192
due 03/19/19[3]		660,000	580,181
SI Organization
5.75% due 11/22/19		2,276,501	2,253,736
Doncasters Group Ltd.
9.50% due 10/09/20		2,348,621	2,113,759
CEVA Logistics Holdings BV (Dutch)
6.50% due 03/19/21		2,532,245	2,080,670
Berry Plastics Corp.
3.50% due 02/07/20		1,072,362	1,067,000
3.75% due 01/06/21		815,500	812,165
Berlin Packaging LLC
4.50% due 10/01/21		1,897,983	1,877,428
Goodpack Ltd.
4.75% due 09/09/21		1,992,898	1,838,448
Constantinople Acquisition GmbH
4.75% due 04/30/22		1,831,500	1,822,343
Tank Holdings Corp.
5.25% due 03/16/22		1,882,609	1,798,682
NANA Development Corp.
8.00% due 03/15/18[8]		2,040,000	1,785,000
Braas Monier Buildings Group
3.69% due 10/15/20	EUR	1,216,837	1,378,238
Dematic S.A.
4.25% due 12/27/19		1,334,379	1,320,475
Camp Systems International
8.25% due 11/29/19		1,150,000	1,035,000
Nord Anglia Education Finance LLC
5.00% due 03/31/21		1,031,676	1,014,272
Wencor Group
3.94% due 06/19/19		964,615	891,920
AlliedBarton Security Services LLC
4.25% due 02/12/21		691,614	674,323
Pro Mach Group, Inc.
4.75% due 10/22/21		620,301	605,829
CEVA Logistics Canada, ULC
6.50% due 03/19/21		435,483	357,823
Omnitracs, Inc.
8.75% due 05/25/21		350,000	322,585
Hunter Fan Co.
6.50% due 12/20/17[8]		187,096	185,225
Total Industrial			240,581,867

Technology - 11.9%
Avago Technologies Ltd.
4.25% due 02/01/23		21,450,000	21,330,525
Verisure Cayman 2
5.25% due 10/10/22	EUR	17,000,000	19,365,318
Epicor Software
4.75% due 06/01/22		18,659,000	17,648,242
Solera LLC
5.75% due 03/03/23		16,050,000	16,018,542
Deltek, Inc.
5.00% due 06/25/22		15,438,596	15,342,105
TIBCO Software, Inc.
6.50% due 12/04/20		16,738,444	15,006,015
The Active Network, Inc.
5.50% due 11/13/20		12,017,711	11,386,781
Informatica Corp.
4.50% due 08/05/22		10,547,000	10,336,060
Infor, Inc.
3.75% due 06/03/20		10,425,351	10,094,755

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]		Value

GlobalLogic Holdings, Inc.
6.25% due 05/31/19		$9,555,000	$9,340,013
Micro Focus International plc
5.25% due 11/19/21		8,986,489	8,957,283
First Data Corp.
3.93% due 03/23/18		6,619,723	6,601,519
7.25% due 03/24/21		1,600,000	1,594,752
3.93% due 09/24/18		400,000	399,168
Greenway Medical Technologies
6.00% due 11/04/20[8]		9,775,000	8,406,500
Advanced Computer Software
6.50% due 03/18/22		6,435,000	6,177,600
10.50% due 01/31/23		2,200,000	2,018,500
LANDesk Group, Inc.
5.00% due 02/25/20		8,288,350	8,081,141
Aspect Software, Inc.
9.50% due 09/30/16		7,323,563	7,250,327
Avaya, Inc.
6.25% due 05/29/20		7,308,729	4,862,936
6.50% due 03/30/18		3,223,269	2,361,044
Banca Civica (UK) - Chambertin
5.09% due 05/29/20†††,8	GBP	3,800,000	5,226,228
4.88% due 08/04/21†††,8	GBP	503,500	692,475
EIG Investors Corp.
6.23% due 11/09/19[8]		5,286,999	5,042,475
Go Daddy Operating Company, LLC
4.25% due 05/13/21		3,826,425	3,817,394
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20		3,361,188	3,356,146
Linxens
5.00% due 10/16/22		3,400,000	3,344,750
SolarWinds Holdings, Inc.
6.50% due 02/03/23		3,000,000	2,964,990
Sabre, Inc.
4.00% due 02/19/19		2,892,247	2,890,454
CDW LLC
3.25% due 04/29/20		2,855,182	2,844,704
Wall Street Systems
4.25% due 04/30/21		1,888,011	1,866,771
Sparta Holding Corp.
6.50% due 07/28/20†††		1,384,832	1,374,850
Eze Castle Software, Inc.
7.25% due 04/05/21		1,441,176	1,354,706
Applied Systems, Inc.
4.31% due 01/25/21		1,263,756	1,249,273
Total Technology			238,604,342

Communications - 9.4%
Numericable US LLC
4.75% due 02/10/23		17,650,000	17,490,091
4.56% due 07/31/22		3,291,750	3,248,562
Cartrawler
4.25% due 04/29/21	EUR	17,700,000	19,535,758
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20		19,533,166	19,421,632
Neptune Finco Corp.
5.00% due 10/10/22		18,000,000	17,997,120
Univision Communications, Inc.
4.00% due 02/28/20		13,318,165	13,172,465
4.00% due 03/01/20		1,278,572	1,264,456
Ziggo B.V.
3.75% due 01/15/22	EUR	12,300,000	13,842,870
T-Mobile US, Inc.
3.50% due 11/09/22		11,970,000	12,011,177
Light Tower Fiber LLC
4.00% due 04/13/20		11,717,730	11,571,258
Asurion Corp.
4.25% due 07/08/20		5,956,920	5,733,536
5.00% due 08/04/22		2,971,454	2,906,468
Zayo Group LLC
3.75% due 05/06/21		8,138,194	8,090,749
Houghton Mifflin Co.
4.00% due 05/31/21		6,252,750	6,104,247

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]		Value

Virgin Media Bristol LLC
3.50% due 06/30/23		$5,857,895	$5,804,471
Match Group, Inc.
5.50% due 11/16/22		5,579,375	5,575,916
Gogo LLC
11.25% due 03/21/18[8]		3,939,999	3,959,699
7.50% due 03/21/18[8]		1,299,950	1,247,952
CBS Outdoor Americas Capital LLC
3.00% due 02/01/21		4,312,500	4,285,547
Live Nation Worldwide, Inc.
3.50% due 08/14/20		2,925,000	2,921,344
EMI Music Publishing
4.00% due 08/19/22		2,564,956	2,557,902
Internet Brands
4.75% due 07/08/21		2,150,478	2,133,016
Scout24 AG
3.75% due 02/12/21	EUR	1,818,050	2,051,726
Anaren, Inc.
5.50% due 02/18/21		1,512,968	1,361,671
9.25% due 08/18/21		275,000	250,709
Charter Communications Operating, LLC
3.00% due 01/03/21		1,583,715	1,576,082
Level 3 Communications, Inc.
4.00% due 08/01/19		750,000	750,780
Total Communications			186,867,204

Consumer, Non-cyclical - 8.4%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21		17,884,403	17,893,344
5.50% due 03/21/19		1,246,629	1,245,931
Authentic Brands
5.50% due 05/27/21		14,003,209	13,501,473
Valeant Pharmaceuticals International, Inc.
4.00% due 04/01/22		9,405,000	8,868,163
3.75% due 08/05/20		4,000,000	3,765,000
At Home Holding III Corp.
5.00% due 06/03/22		12,406,250	11,910,000
Hostess Brands
4.50% due 08/03/22		11,442,500	11,442,500
Endo Luxembourg Finance Co.
3.75% due 09/25/22		11,400,000	11,214,750
Pinnacle Foods Corp.
3.00% due 04/29/20		8,947,661	8,933,923
Dole Food Company, Inc.
4.50% due 11/01/18		8,407,220	8,363,418
CTI Foods Holding Co. LLC
8.25% due 06/28/21		7,420,000	6,715,100
4.50% due 06/29/20		1,316,250	1,263,600
Pharmaceutical Product Development
4.25% due 08/18/22		5,639,713	5,585,685
Reddy Ice Holdings, Inc.
6.75% due 05/01/19[8]		4,755,431	3,962,843
10.75% due 10/01/19[8]		2,000,000	1,320,000
American Tire Distributors, Inc.
5.25% due 09/01/21		4,999,546	4,974,549
Sterigenics Norion Holdings
4.25% due 05/16/22		4,987,500	4,937,625
Physio-Control International, Inc.
5.50% due 06/06/22		4,788,000	4,782,015
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19		4,600,067	4,370,064
Hill-Rom Holdings, Inc.
3.50% due 09/08/22		4,237,822	4,242,611
Alere, Inc.
4.25% due 06/20/22		3,245,429	3,222,094
Nellson Nutraceutical (US)
6.00% due 12/23/21		3,079,176	3,040,686
Hearthside Foods
4.50% due 06/02/21		3,122,715	3,036,840
Serta Simmons Holdings LLC
4.25% due 10/01/19		2,602,371	2,597,504
DJO Finance LLC
4.25% due 06/08/20		2,657,490	2,595,490
Genoa Healthcare
4.50% due 05/02/22		2,580,500	2,548,244

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]	Value

Grocery Outlet, Inc.
4.75% due 10/21/21	$2,078,947	$2,029,572
AdvancePierre Foods, Inc.
5.75% due 07/10/17	1,436,662	1,438,458
9.50% due 10/10/17	461,000	457,160
Nellson Nutraceutical (CAD)
6.00% due 12/23/21	1,912,528	1,888,621
NES Global Talent
6.50% due 10/03/19	1,682,072	1,513,865
Acadia Healthcare Company, Inc.
4.50% due 02/13/19	1,346,625	1,349,426
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21	1,197,241	1,195,577
Aramark Corp.
3.25% due 02/24/21	1,195,600	1,190,614
Fender Musical Instruments Corp.
5.75% due 04/03/19	792,732	782,823
Targus Group International, Inc.
7.37% due 05/24/16†††,8	152,522	—
Total Consumer, Non-cyclical		168,179,568

Financial - 6.8%
Alliant Holdings I L.P.
4.50% due 08/12/22	16,475,500	16,257,201
Transunion Holding Co.
3.50% due 04/09/21	16,302,671	16,131,493
National Financial Partners Corp.
4.50% due 07/01/20	14,187,965	13,840,360
HUB International Ltd.
4.00% due 10/02/20	12,508,208	12,164,232
Hyperion Insurance
5.50% due 04/29/22	11,711,500	11,140,564
Assured Partners, Inc.
5.75% due 10/21/22	11,122,125	11,038,709
York Risk Services
4.75% due 10/01/21	11,522,937	9,780,093
Lineage Logistics LLC
4.50% due 04/07/21	8,874,533	7,432,421
Magic Newco, LLC
5.00% due 12/12/18	7,405,428	7,398,023
American Stock Transfer & Trust
5.75% due 06/26/20	5,709,467	5,523,910
Expert Global Solutions
8.50% due 04/03/18	4,174,422	4,090,934
7.67% due 04/02/17†††,8	654,167	633,095
WTG Holdings
4.75% due 01/15/21	4,135,908	4,042,850
Jefferies Finance LLC
4.50% due 05/14/20	3,821,125	3,754,255
LPL Financial Holdings, Inc.
4.75% due 11/21/22	3,825,000	3,748,500
Genex Services, Inc.
5.25% due 05/28/21	2,538,000	2,487,240
Fly Leasing Ltd.
3.50% due 08/09/19	2,390,703	2,369,784
USI Holdings Corp.
4.25% due 12/27/19	1,378,413	1,355,435
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19[8]	1,566,176	1,057,169
9.25% due 06/10/20[8]	194,886	96,794
AmWINS Group, LLC
5.25% due 09/06/19	1,086,226	1,087,453
Total Financial		135,430,515

Basic Materials - 1.8%
Chromaflo Technologies
4.50% due 12/02/19	9,180,818	8,744,728
Univar, Inc.
4.25% due 07/01/22	8,557,000	8,423,340
Zep, Inc.
5.50% due 06/27/22	6,268,500	6,252,829
INEOS US Finance LLC
4.25% due 03/31/22	4,454,977	4,385,390
Platform Specialty Products
5.50% due 06/07/20	4,031,250	3,889,673

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]		Value

Ennis-Flint
4.25% due 03/31/21[8]		$2,058,000	$2,006,550
7.75% due 09/30/21[8]		270,000	256,500
Minerals Technologies, Inc.
3.75% due 05/10/21		1,106,888	1,101,354
Hoffmaster Group, Inc.
5.25% due 05/08/20		940,452	924,775
Atkore International, Inc.
7.75% due 10/09/21[8]		400,000	364,000
Total Basic Materials			36,349,139

Utilities - 0.9%
Texas Competitive Electric Holdings Company LLC
3.75% due 11/07/16		9,000,000	8,955,000
Stonewall (Green Energy)
6.50% due 11/12/21		5,950,000	5,533,500
Panda Temple II Power
7.25% due 04/03/19		4,488,750	3,748,106
Total Utilities			18,236,606

Energy - 0.7%
Veresen Midstream LP
5.25% due 03/31/22		11,286,000	10,425,443
PSS Companies
5.50% due 01/28/20		5,653,580	3,674,827
Total Energy			14,100,270
Total Senior Floating Rate Interests
(Cost $1,387,469,904)			1,337,795,275

CORPORATE BONDS†† - 7.3%
Energy - 1.6%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21		5,500,000	5,286,874
5.63% due 04/15/23		4,200,000	3,990,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20		6,300,000	4,945,500
CONSOL Energy, Inc.
5.88% due 04/15/22		6,750,000	4,864,185
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[4]		3,500,000	3,399,375
Gibson Energy, Inc.
6.75% due 07/15/21[4]		2,905,000	2,672,600
FTS International, Inc.
8.13% due 06/15/20[4,5]		2,950,000	1,989,743
6.25% due 05/01/22		1,250,000	137,500
Unit Corp.
6.63% due 05/15/21		4,000,000	2,010,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20		2,750,000	529,375
Ultra Petroleum Corp.
5.75% due 12/15/18		4,680,000	327,600
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[8]		1,375,000	213,125
7.75% due 01/15/21[8]		125,000	18,125
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22		850,000	85,000
Total Energy			30,469,002

Consumer, Non-cyclical - 1.4%
Tenet Healthcare Corp.
4.13% due 06/15/20[4,5]		17,000,000	16,872,500
Vector Group Ltd.
7.75% due 02/15/21		6,890,000	7,234,500
Opal Acquisition, Inc.
8.88% due 12/15/21[4]		3,195,000	2,228,513
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]		1,754,000	1,758,385
Total Consumer, Non-cyclical			28,093,898

Communications - 1.0%
Interoute Finco plc
6.24% due 10/15/20	EUR	7,250,000	8,319,536

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]		Value

Level 3 Financing, Inc.
4.10% due 01/15/18[5]		$4,210,000	$4,225,788
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/23[4]		4,000,000	4,140,000
MDC Partners, Inc.
6.75% due 04/01/20[4]		1,000,000	1,033,750
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.38% due 11/15/22		600,000	622,500
UPCB Finance VI Ltd.
6.88% due 01/15/22[4]		477,000	504,428
TIBCO Software, Inc.
11.38% due 12/01/21[4]		550,000	481,250
Avaya, Inc.
7.00% due 04/01/19[4]		610,000	411,750
Total Communications			19,739,002

Financial - 0.8%
Kennedy-Wilson, Inc.
5.87% due 04/01/24		6,705,000	6,554,138
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		5,000,000	4,745,000
6.00% due 08/01/20		1,700,000	1,653,250
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]		1,050,000	908,250
National Financial Partners Corp.
9.00% due 07/15/21[4]		850,000	816,000
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4]		650,000	643,500
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]		450,000	452,250
Total Financial			15,772,388

Technology - 0.8%
First Data Corp.
5.00% due 01/15/24[4]		6,250,000	6,257,813
5.75% due 01/15/24[4]		5,200,000	5,199,480
Infor US, Inc.
5.75% due 08/15/20[4]		3,250,000	3,347,500
NCR Corp.
6.38% due 12/15/23		800,000	824,000
Total Technology			15,628,793

Utilities - 0.6%
AES Corp.
3.64% due 06/01/19[5]		8,000,000	7,720,000
5.50% due 04/15/25		1,150,000	1,109,750
Terraform Global Operating LLC
9.75% due 08/15/22[4]		4,600,000	3,450,000
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]		630,000	585,900
Total Utilities			12,865,650

Industrial - 0.6%
CEVA Group plc
7.00% due 03/01/21[4]		5,800,000	4,625,500
BMBG Bond Finance SCA
4.86% due 10/15/20[4,5]	EUR	4,000,000	4,551,402
Anixter, Inc.
5.50% due 03/01/23[4]		3,000,000	3,037,500
Total Industrial			12,214,402

Consumer, Cyclical - 0.3%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21		4,615,000	4,095,812
WMG Acquisition Corp.
6.75% due 04/15/22[4]		2,280,000	2,257,200

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]	Value

Men’s Wearhouse, Inc.
7.00% due 07/01/22	$525,000	$444,938
Total Consumer, Cyclical		6,797,950

Basic Materials - 0.2%
Kaiser Aluminum Corp.
8.25% due 06/01/20	1,300,000	1,351,999
TPC Group, Inc.
8.75% due 12/15/20[4]	1,455,000	1,018,500
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/19[9]	665,000	410,638
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,8	1,221,786	317,664
1.00% due 09/10/44†††,8	25,570	—
Eldorado Gold Corp.
6.13% due 12/15/20[4]	265,000	241,813
Total Basic Materials		3,340,614

Diversified - 0.0%
HRG Group, Inc.
7.88% due 07/15/19	490,000	516,754
Total Corporate Bonds
(Cost $169,115,074)		145,438,453

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.9%
Residential Mortgage-Backed Securities - 6.4%
LSTAR Securities Investment Trust
2015-4 A1, 2.44% due 04/01/20[4,5]	11,696,631	11,345,731
2014-1 NOTE, 3.53% due 09/01/21[4,5]	7,534,636	7,459,290
2015-5 A1, 2.44% due 04/01/20[4,5]	6,313,671	6,171,999
2015-10 A1, 2.44% due 11/01/20[4,5]	4,706,941	4,589,267
2015-1 A, 2.43% due 01/01/20[4,5]	4,509,854	4,419,495
Lehman XS Trust Series
2007-15N 2A1, 0.69% due 08/25/37[5]	6,475,812	4,913,588
2005-9N 1A1, 0.70% due 02/25/36[5]	3,556,791	2,780,571
2006-16N A4A, 0.62% due 11/25/46[5]	3,518,565	2,711,133
RALI Series Trust
2006-QO2 A1, 0.65% due 02/25/46[5]	9,603,481	3,877,476
2007-QO4 A1A, 0.62% due 05/25/47[5]	4,001,231	3,088,697
2006-QO10 A1, 0.59% due 01/25/37[5]	3,947,293	2,856,685
Home Equity Asset Trust
2005-9 M1, 0.84% due 04/25/36[5]	10,000,000	8,018,442
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/41[4,5]	8,606,570	7,964,124
GSAA Home Equity Trust
2006-14 A2, 0.60% due 09/25/36[5]	12,899,219	6,369,398
2007-7 A4, 0.70% due 07/25/37[5]	1,077,981	925,634
GreenPoint Mortgage Funding Trust
2005-HE4 M1, 0.90% due 07/25/30[5]	3,784,165	3,654,203
2006-AR1 A1A, 0.72% due 02/25/36[5]	2,718,298	2,093,525
American Home Mortgage Investment Trust
2006-1 12A1, 0.83% due 03/25/46[5]	6,761,950	5,379,045
IndyMac INDX Mortgage Loan Trust
2006-AR4 A1A, 0.64% due 05/25/46[5]	6,404,354	5,075,691

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]	Value

Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1 A5, 0.69% due 04/25/36[5]	$4,271,348	$3,984,208
2007-BC1 A4, 0.56% due 02/25/37[5]	900,000	782,002
Banc of America Funding Trust
2015-R4 8A1, 0.61% due 01/27/35†††,4,5	5,311,601	4,760,363
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6 1A, 1.13% due 07/25/47[5]	5,903,724	4,680,412
Nomura Resecuritization Trust
2015-4R 5A1, 0.86% due 03/26/36[4,5]	2,823,750	2,509,277
2012-1R A, 0.87% due 08/27/47[4,5]	2,108,726	2,005,771
AJAX Mortgage Loan Trust
2015-A A, 3.88% due 11/25/54[4]	3,824,472	3,781,566
American Home Mortgage Assets Trust
2006-4 1A12, 0.64% due 10/25/46[5]	5,245,760	3,260,706
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9 2A, 1.16% due 11/25/46[5]	4,247,711	2,863,576
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3 A1, 0.62% due 07/25/37[5]	2,852,126	2,066,052
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1 A, 0.57% due 07/25/37[4,5]	2,218,539	1,859,444
Morgan Stanley Re-REMIC Trust
2010-R5 4B, 0.93% due 06/26/36[4,5]	1,216,936	881,726
Bear Stearns Mortgage Funding Trust
2007-AR5 1A1A, 0.60% due 06/25/47[5]	864,700	650,119
Alliance Bancorp Trust
2007-OA1 A1, 0.67% due 07/25/37[5]	851,410	527,839
New Century Home Equity Loan Trust
2004-4 M2, 1.23% due 02/25/35[5]	417,310	326,545
Total Residential Mortgage- Backed Securities		128,633,600

Commercial Mortgage-Backed Securities - 0.5%
GS Mortgage Securities Corporation Trust
2016-ICE2 E, 8.94% due 02/15/33[4,5]	10,000,000	10,003,137
Total Collateralized Mortgage Obligations
(Cost $142,939,201)		138,636,737

ASSET-BACKED SECURITIES†† - 4.7%
Collateralized Loan Obligations - 3.2%
PFP Ltd.
2015-2 B, 3.14% due 07/14/34[4,5]	5,000,000	4,951,136
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[4,6]	6,000,000	4,907,160
Golub Capital Partners Clo 24M Ltd.
2015-24A C, 4.37% due 02/05/27[4,5]	3,750,000	3,562,378

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]	Value

ACIS CLO Ltd.
2013-2A, 4.47% due 10/14/22[4,5]	$1,800,000	$1,709,752
2015-6A C, 3.99% due 05/01/27[4,5]	1,000,000	993,754
2013-1A D, 5.12% due 04/18/24[4,5]	1,000,000	844,483
Fortress Credit Funding V, LP
2015-5AR BR, 4.27% due 08/15/22[4,5]	3,500,000	3,434,379
Avery
2013-3X COM, due 01/18/25[6]	4,300,020	3,373,009
Fortress Credit Opportunities VI CLO Ltd.
2015-6A C, 4.29% due 10/10/26[4,5]	3,500,000	3,305,194
Newstar Commercial Loan Funding LLC
2013-1A D, 5.17% due 09/20/23[4,5]	2,750,000	2,541,898
2013-1A E, 5.92% due 09/20/23[4,5]	250,000	237,829
2014-1A D, 5.37% due 04/20/25[4,5]	250,000	230,212
Treman Park CLO Ltd.
2015-1A COM, due 04/20/27[4,6]	3,000,000	2,719,415
Halcyon Loan Advisors Funding Ltd.
2012-1A B, 3.62% due 08/15/23[4,5]	2,600,000	2,514,703
ALM XIV Ltd.
2014-14A C, 4.07% due 07/28/26[4,5]	2,650,000	2,319,580
Fortress Credit Opportunities V CLO Ltd.
2014-5A D, 5.12% due 10/15/26[4,5]	2,500,000	2,209,932
Shackleton I CLO Ltd.
2012-1A C, 3.92% due 08/14/23[4,5]	2,000,000	1,959,573
Duane Street CLO IV Ltd.
2007-4A D, 2.87% due 11/14/21[4,5]	2,000,000	1,812,959
Galaxy XVI CLO Ltd.
2013-16A D, 3.97% due 11/16/25[4,5]	2,000,000	1,675,166
DIVCORE CLO Ltd.
2013-1A B, 4.33% due 11/15/32[4,5]	1,600,000	1,575,483
CIFC Funding Ltd.
2014-1A E, 5.12% due 04/18/25[4,5]	2,000,000	1,490,000
MCF CLO I LLC
2013-1A, 4.17% due 04/20/23[4,5]	1,500,000	1,457,062
Dryden XXVIII Senior Loan Fund
2013-28A A3L, 3.32% due 08/15/25[4,5]	1,500,000	1,450,682
Grayson CLO Ltd.
2006-1A A2, 1.03% due 11/01/21[4,5]	1,200,000	1,077,542
Cerberus Onshore II CLO LLC
2014-1A D, 4.62% due 10/15/23[4,5]	600,000	555,221
2014-1A C, 4.12% due 10/15/23[4,5]	500,000	496,875
Venture XI CLO Ltd.
2015-11AR CR, 3.57% due 11/14/22[4,5]	1,000,000	973,085
Gramercy Park CLO Ltd.
2014-1AR CR, 4.67% due 07/17/23[4,5]	1,000,000	940,372
Telos CLO Ltd.
2013-3A D, 4.87% due 01/17/24[4,5]	1,050,000	920,953
NewStar Commercial Loan Trust
2007-1A C, 1.94% due 09/30/22[4,5]	500,000	462,088
2007-1A D, 2.94% due 09/30/22[4,5]	500,000	447,922

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]	Value

COA Summit CLO Limited
2014-1A C, 4.47% due 04/20/23[4,5]	$1,000,000	$890,150
Garrison Funding Ltd.
2013-2A B, 5.27% due 09/25/23[4,5]	750,000	736,911
Westchester CLO Ltd.
2007-1A A1B, 0.96% due 08/01/22[4,5]	750,000	711,133
Shackleton II CLO Ltd.
2012-2A D, 4.67% due 10/20/23[4,5]	750,000	694,726
KKR Financial CLO Ltd.
5.61% due 05/15/21	650,000	647,468
Ares XXVI CLO Ltd.
2013-26A SUB, due 04/15/25[4,6]	1,250,000	593,915
NewStar Arlington Senior Loan Program LLC
2014-1A C1, 3.92% due 07/25/25[4,5]	600,000	566,802
Kingsland III Ltd.
2006-3A C1, 2.22% due 08/24/21[4,5]	500,000	473,313
Westwood CDO I Ltd.
2006-1A B, 1.27% due 03/25/21[4,5]	500,000	466,588
Kingsland IV Ltd.
2007-4A D, 2.07% due 04/16/21[4,5]	500,000	437,974
MCF CLO III LLC
2014-3A, 3.42% due 01/20/24[4,5]	500,000	437,924
Eastland CLO Ltd.
2007-1A A3, 1.02% due 05/01/22[4,5]	350,000	330,006
Great Lakes CLO Ltd.
2014-1A D, 4.82% due 04/15/25[4,5]	250,000	225,852
Total Collateralized Loan Obligations		64,362,559

Collateralized Debt Obligations - 1.2%
Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[4,5]	10,119,665	8,905,306
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.75% due 11/20/46	4,729,840	4,401,357
Triaxx Prime CDO Ltd.
2006-2A A1A, 0.70% due 10/02/39[4,5]	4,109,164	3,863,719
N-Star REL CDO VIII Ltd.
2006-8A A2, 0.79% due 02/01/41[4,5]	3,250,000	3,128,177
2006-8A A1, 0.72% due 02/01/41[4,5]	495,979	487,036
N-Star Real Estate CDO IX Ltd.
0.75% due 02/01/41[8]	1,339,144	1,315,064
Putnam Structured Product CDO Ltd.
2002-1A A2, 1.12% due 01/10/38[4,5]	910,478	872,040
Highland Park CDO I Ltd.
2006-1A A1, 0.96% due 11/25/51[4,5]	646,665	611,224
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[4,5]	629,445	602,188
Total Collateralized Debt Obligations		24,186,111

Transport-Aircraft - 0.3%
Castlelake Aircraft Securitization Trust
2014-1 A1, 5.25% due 02/15/29[4]	3,211,679	3,184,379
2014-1 B, 7.50% due 02/15/29[4]	2,358,319	2,326,482
Airplanes Pass Through Trust
2001-1A A9, 0.99% due 03/15/19[5,9]	1,620,327	405,082
Total Transport-Aircraft		5,915,943

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

	Face Amount[7]	Value

Credit Card - 0.0%
Credit Card Pass-Through Trust
2012-BIZ A, due 12/15/49[4]	$126,859	$100,346
Total Asset-Backed Securities
(Cost $97,882,141)		94,564,959

SENIOR FIXED RATE INTERESTS†† - 0.6%
Communications - 0.4%
Lions Gate Entertainment Corp.
5.00% due 03/17/22	7,780,000	7,566,050

Consumer, Cyclical - 0.2%
Men’s Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	4,441,500

Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	500,000	512,815

Consumer, Non-cyclical - 0.0%
Targus Group International, Inc.
7.50% due 12/31/19†††	53,069	77,884
Total Senior Fixed Rate Interests
(Cost $13,044,288)		12,598,249

COMMERCIAL PAPER†† - 7.2%
Bayer Corp.
0.76% due 04/25/16	20,000,000	19,989,866
0.63% due 04/05/16	15,000,000	14,998,950
Total Bayer Corp.		34,988,816
Campbell Soup Co.
0.63% due 04/20/16	12,000,000	11,996,010
0.65% due 04/11/16	8,600,000	8,598,447
Total Campbell Soup Co.		20,594,457
Ryder System, Inc.
0.65% due 04/05/16	10,000,000	9,999,278
0.67% due 04/05/16	10,000,000	9,999,256
Total Ryder System, Inc.		19,998,534
Harley-Davidson Financial Services, Inc.
0.57% due 04/07/16	18,500,000	18,498,243
Bemis Company, Inc.
0.65% due 04/11/16	15,500,000	15,497,201
Nissan Motor Acceptance Corp.
0.71% due 04/05/16	15,000,000	14,998,817
Bacardi USA, Inc.
0.71% due 04/20/16	10,000,000	9,996,253
VF Corp.
0.70% due 05/11/16	10,000,000	9,992,222
Total Commercial Paper
(Cost $144,564,543)		144,564,543

Total Investments - 98.7%
(Cost $2,054,210,869)		$1,970,879,186
Other Assets & Liabilities, net - 1.3%		26,116,530
Total Net Assets - 100.0%		$1,996,995,716

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
FLOATING RATE STRATEGIES FUND

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at March 31, 2016	Net Unrealized Depreciation
BNY Mellon	(14,620,000)	GBP	04/11/16	$20,727,797	$21,000,191	$(272,394)
BNY Mellon	(76,824,000)	EUR	04/11/16	84,294,832	87,438,424	(3,143,592)
						$(3,415,986)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 7.
[2]	Rate indicated is the 7 day yield as of March 31, 2016.
[3]	Security with no rate was unsettled at March 31, 2016.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $225,386,668 (cost $239,268,837), or 11.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[6]	Residual interest.
[7]	The face amount is denominated in U.S. dollars unless otherwise indicated.
[8]	Illiquid security.
[9]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $815,720 (cost $1,941,362), or 0.0% of total net assets — See Note 11.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information Section

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$94,564,959	$—	$—	$94,564,959
Collateralized Mortgage Obligations	—	—	133,876,374	—	4,760,363	138,636,737
Commercial Paper	—	—	144,564,543	—	—	144,564,543
Common Stocks	—	—	—	—	20,539	20,539
Corporate Bonds	—	—	145,120,789	—	317,664	145,438,453
Mutual Funds	25,114,985	—	—	—	—	25,114,985
Senior Fixed Rate Interests	—	—	12,520,365	—	77,884	12,598,249
Senior Floating Rate Interests	—	—	1,291,830,598	—	45,964,677	1,337,795,275
Short Term Investments	72,145,446	—	—	—	—	72,145,446
Total	$97,260,431	$—	$1,822,477,628	$—	$51,141,127	$1,970,879,186

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Contracts	$—	$—	$—	$3,415,986	$—	$3,415,986

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of March 31, 2016, the Fund had securities with a total value of $141,046 transfer into Level 3 from Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
FLOATING RATE STRATEGIES FUND

March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $2,028,991,004)	$1,945,764,201
Investments in affiliated issuers, at value (cost $25,219,865)	25,114,985
Total investments (cost $2,054,210,869)	1,970,879,186
Foreign currency, at value (cost $247,679)	247,679
Prepaid expenses	194,111
Cash	5,188
Receivables:
Fund shares sold	22,624,088
Securities sold	15,636,889
Interest	10,722,519
Foreign taxes reclaim	58,984
Dividends	36,591
Total assets	2,020,405,235

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	3,415,986
Unfunded loan commitments, at value (Note 8) (proceeds $4,596,781)	2,729,629
Payable for:
Securities purchased	8,932,609
Fund shares redeemed	5,800,791
Distributions to Shareholders	1,193,211
Management fees	892,142
Distribution and service fees	246,473
Fund accounting/administration fees	156,381
Trustees’ fees*	12,425
Miscellaneous	29,872
Total liabilities	23,409,519
Net assets	$1,996,995,716

Net assets consist of:
Paid in capital	$2,087,981,246
Accumulated net investment loss	(1,574,180)
Accumulated net realized loss on investments	(4,555,914)
Net unrealized depreciation on investments	(84,855,436)
Net assets	$1,996,995,716

A-Class:
Net assets	$408,673,646
Capital shares outstanding	16,175,072
Net asset value per share	$25.27
Maximum offering price per share (Net asset value divided by 97.00%)	$26.05

C-Class:
Net assets	$175,383,784
Capital shares outstanding	6,944,737
Net asset value per share	$25.25

P-Class:
Net assets	$80,188,719
Capital shares outstanding	3,172,513
Net asset value per share	$25.28

Institutional Class:
Net assets	$1,332,749,567
Capital shares outstanding	52,706,455
Net asset value per share	$25.29

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

STATEMENT OF OPERATIONS (Unaudited)
FLOATING RATE STRATEGIES FUND

Period Ended March 31, 2016

Investment Income:
Interest	$47,701,560
Dividends from securities of affiliated issuers	194,102
Dividends from securities of unaffiliated issuers	8,392
Total investment income	47,904,054

Expenses:
Management fees	6,356,462
Transfer agent/maintenance fees:
A-Class	249,736
C-Class	106,673
P-Class	1,360
Institutional Class	272,678
Distribution and service fees:
A-Class	493,186
C-Class	820,154
P-Class	72,162
Fund accounting/administration fees	929,009
Line of credit fees	114,457
Trustees’ fees*	56,842
Custodian fees	19,471
Tax expense	95
Miscellaneous	435,505
Total expenses	9,927,790
Less:
Expenses waived by Adviser	(829,499)
Net expenses	9,098,291
Net investment income	38,805,763

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(7,524,184)
Investments in affiliated issuers	(25,744)
Foreign currency	513,969
Forward currency exchange contracts	2,264,698
Net realized loss	(4,771,261)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(34,465,024)
Investments in affiliated issuers	(76,745)
Foreign currency	(2,132)
Forward foreign currency exchange contracts	(3,009,502)
Net change in unrealized appreciation (depreciation)	(37,553,403)
Net realized and unrealized loss	(42,324,664)
Net decrease in net assets resulting from operations	$(3,518,901)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
FLOATING RATE STRATEGIES FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$38,805,763	$57,257,242
Net realized gain (loss) on investments	(4,771,261)	12,472,163
Net change in unrealized appreciation (depreciation) on investments	(37,553,403)	(41,312,890)
Net increase (decrease) in net assets resulting from operations	(3,518,901)	28,416,515

Distributions to shareholders from:
Net investment income
A-Class	(8,931,841)	(14,747,792)
C-Class	(3,077,120)	(4,776,563)
P-Class	(1,278,495)	(100,000)*
Institutional Class	(32,094,729)	(43,675,370)
Net realized gains
A-Class	—	(968,588)
C-Class	—	(397,766)
Institutional Class	—	(2,326,328)
Total distributions to shareholders	(45,382,185)	(66,992,407)

Capital share transactions:
Proceeds from sale of shares
A-Class	179,692,083	269,729,701
C-Class	58,400,781	61,495,860
P-Class	72,119,391	21,013,826 *
Institutional Class	737,485,413	920,575,822
Distributions reinvested
A-Class	7,789,160	12,878,840
C-Class	2,529,350	4,256,809
P-Class	1,278,214	99,953 *
Institutional Class	26,716,669	37,311,662
Cost of shares redeemed
A-Class	(169,426,093)	(238,118,241)
C-Class	(27,622,124)	(48,812,351)
P-Class	(12,729,071)	(368,247)*
Institutional Class	(628,303,959)	(454,573,514)
Net increase from capital share transactions	247,929,814	585,490,120
Net increase in net assets	199,028,728	546,914,228

Net assets:
Beginning of period	1,797,966,988	1,251,052,760
End of period	$1,996,995,716	$1,797,966,988
Accumulated net investment loss at end of period	$(1,574,180)	$(5,002,242)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FLOATING RATE STRATEGIES FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	7,081,028	10,278,287
C-Class	2,301,462	2,343,633
P-Class	2,839,503	803,544	*
Institutional Class	28,973,983	35,050,422
Shares issued from reinvestment of distributions
A-Class	307,950	491,118
C-Class	100,082	162,389
P-Class	50,666	3,839	*
Institutional Class	1,054,412	1,421,995
Shares redeemed
A-Class	(6,680,626)	(9,071,267)
C-Class	(1,093,467)	(1,862,040)
P-Class	(510,946)	(14,093	)*
Institutional Class	(24,864,963)	(17,315,843)
Net increase in shares	9,559,084	22,291,984

*	Since the commencement of operations: May 1, 2015.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$25.88	$26.52	$26.62	$26.10	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.49	1.04	1.10	1.30	1.09
Net gain (loss) on investments (realized and unrealized)	(.53)	(.42)	.05	.65	.97
Total from investment operations	(.04)	.62	1.15	1.95	2.06
Less distributions from:
Net investment income	(.57)	(1.18)	(1.20)	(1.37)	(.96)
Net realized gains	—	(.08)	(.05)	(.06)	—
Total distributions	(.57)	(1.26)	(1.25)	(1.43)	(.96)
Net asset value, end of period	$25.27	$25.88	$26.52	$26.62	$26.10

Total Return[g]	(0.12%)	2.36%	4.42%	7.61%	8.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$408,674	$400,270	$365,207	$378,324	$44,175
Ratios to average net assets:
Net investment income (loss)	3.88%	3.97%	4.10%	4.90%	5.13%
Total expenses[d]	1.19%	1.19%	1.18%	1.19%	1.39%
Net expenses[e,h]	1.03%	1.03%	1.04%	1.05%	1.06%
Portfolio turnover rate	20%	44%	58%	50%	61%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$25.87	$26.51	$26.60	$26.09	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.40	.85	.90	1.11	.93
Net gain (loss) on investments (realized and unrealized)	(.54)	(.43)	.06	.63	.98
Total from investment operations	(.14)	.42	.96	1.74	1.91
Less distributions from:
Net investment income	(.48)	(.98)	(1.00)	(1.17)	(.82)
Net realized gains	—	(.08)	(.05)	(.06)	—
Total distributions	(.48)	(1.06)	(1.05)	(1.23)	(.82)
Net asset value, end of period	$25.25	$25.87	$26.51	$26.60	$26.09

Total Return[g]	(0.54%)	1.63%	3.64%	6.77%	7.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$175,384	$145,808	$132,370	$120,606	$24,358
Ratios to average net assets:
Net investment income (loss)	3.13%	3.23%	3.35%	4.19%	4.36%
Total expenses[d]	1.94%	1.91%	1.89%	1.93%	2.06%
Net expenses[e,h]	1.78%	1.78%	1.79%	1.81%	1.80%
Portfolio turnover rate	20%	44%	58%	50%	61%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended Sept. 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$25.89	$26.37
Income (loss) from investment operations:
Net investment income (loss)[c]	.49	.40
Net gain (loss) on investments (realized and unrealized)	(.53)	(.46)
Total from investment operations	(.04)	(.06)
Less distributions from:
Net investment income	(.57)	(.42)
Total distributions	(.57)	(.42)
Net asset value, end of period	$25.28	$25.89

Total Return[g]	(0.13%)	(0.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,189	$20,536
Ratios to average net assets:
Net investment income (loss)	3.90%	3.68%
Total expenses[d]	1.06%	1.04%
Net expenses[e,h]	1.03%	1.02%
Portfolio turnover rate	20%	44%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$25.90	$26.54	$26.64	$26.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.52	1.10	1.16	1.36	1.10
Net gain (loss) on investments (realized and unrealized)	(.53)	(.42)	.06	.65	1.02
Total from investment operations	(.01)	.68	1.22	2.01	2.12
Less distributions from:
Net investment income	(.60)	(1.24)	(1.27)	(1.43)	(1.00)
Net realized gains	—	(.08)	(.05)	(.06)	—
Total distributions	(.60)	(1.32)	(1.32)	(1.49)	(1.00)
Net asset value, end of period	$25.29	$25.90	$26.54	$26.64	$26.12

Total Return[g]	0.00%	2.59%	4.67%	7.86%	8.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,332,750	$1,231,352	$753,476	$457,813	$72,197
Ratios to average net assets:
Net investment income (loss)	4.11%	4.18%	4.32%	5.12%	5.16%
Total expenses[d]	0.85%	0.85%	0.87%	0.86%	0.99%
Net expenses[e,h]	0.79%	0.79%	0.80%	0.81%	0.80%
Portfolio turnover rate	20%	44%	58%	50%	61%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
FLOATING RATE STRATEGIES FUND

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating ratios for the periods would be:

	03/31/16	09/30/15	09/30/14	09/30/13	09/30/12
A-Class	1.02%	1.02%	1.02%	1.03%	1.01%
C-Class	1.77%	1.77%	1.77%	1.78%	1.76%
P-Class	1.02%	1.01%	N/A	N/A	N/A
Institutional Class	0.78%	0.78%	0.78%	0.79%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2016, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Floating Rate Strategies Fund (the “Fund”), a non-diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2016.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

I. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.25% at March 31, 2016.

J. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use, and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Floating Rate Strategies Fund	Hedge	$95,664,337	$730,313

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	—	Unrealized depreciation on forward foreign currency exchange contracts

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2016:

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts
Floating Rate Strategies Fund	$3,415,986

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2016:

Realized Gain(Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts
Floating Rate Strategies Fund	$2,264,698

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts
Floating Rate Strategies Fund	$(3,009,502)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.65% of the average daily net assets of the Fund.

RFS is paid the following for providing transfer agent services to the Fund. Transfer agent fees are assessed to the applicable class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for fund accounting/administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contracts for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Floating Rate Strategies Fund - A-Class	1.02%	11/30/12	02/01/17
Floating Rate Strategies Fund - C-Class	1.77%	11/30/12	02/01/17
Floating Rate Strategies Fund - P-Class*	1.02%	05/01/15	02/01/17
Floating Rate Strategies Fund - Institutional Class	0.78%	11/30/12	02/01/17

*	Since the commencement of operations: May 1, 2015

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2016, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Floating Rate Strategies Fund	$288,732	$1,206,044	$1,224,136	$829,499	$3,548,411

For the period ended March 31, 2016, no amounts were recouped by GI.

For the period ended March 31, 2016, GFD retained sales charges of $274,695 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of significant unobservable inputs used in the fair value valuation of assets and liabilities categorizes within Level 3 of the fair value hierarchy.

Fund	Category and Subcategory	Ending Balance at 03/31/16	Valuation Technique	Unobservable Inputs
Floating Rate Strategies Fund	Senior Floating Rate Interests	$39,947,100	Monthly Model Priced	Purchase Price
		6,017,577	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Senior Floating Rate Interests	45,964,677
Collateralized Mortgage Obligations		4,760,363	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds		317,664	Monthly Model Priced	Average Comparative Yield
Senior Fixed Rate Interests		77,884	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Common Stocks		20,539	Monthly Model Priced	Purchase Price

*	Average comparative yield used at period end was 29.28%

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/ or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of March 31, 2016, the Fund had transfers in/out of Level 3 due to changes in securities valuation method. See the table below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Senior Fixed Rate Interests	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$52,904,389	$—	$334	$1,543,530	$67,103	$54,515,356
Purchases	725,597	5,090,358	17,820	55,403	64,645	5,953,823
Sales, maturities and paydowns	(6,823,922)	(315,047)	—	(1,026,000)	(78,773)	(8,243,742)
Total realized gains or losses included in earnings	112,963	—	—	(636,812)	(62,389)	(586,238)
Total change in unrealized gains or losses included in earnings	(1,095,396)	(14,948)	2,385	381,543	87,298	(639,118)
Transfers in Level 3	141,046	—	—	—	—	141,046
Transfers out of Level 3	—	—	—	—	—	—
Ending Balance	$45,964,677	$4,760,363	$20,539	$317,664	$77,884	$51,141,127
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$(270,491)	$(74,430)	$2,385	$362,471	$80,216	$100,151

5. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Floating Rate Strategies Fund	$2,054,210,869	$7,190,811	$(90,522,494)	$(83,331,683)

6. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Floating Rate Strategies Fund	$494,099,693	$350,438,203

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended March 31, 2016, in which the portfolio company is an “affiliated person”, were as follows:

Affiliated issuers by Fund	Value 09/30/15	Additions	Reductions	Value 03/31/16	Shares 03/31/16	Investment Income	Realized Gain (Loss)
Floating Rate Strategies Fund
Guggenheim Strategy Fund I	$35,022,618	$140,078	$(17,000,000)	$18,102,182	729,632	$139,324	$(23,326)
Guggenheim Strategy Fund II	—	10,054,779	(3,000,000)	7,012,803	284,034	54,778	(2,418)
	$35,022,618	$10,194,857	$(20,000,000)	$25,114,985		$194,102	$(25,744)

8. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2016. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of March 31, 2016, were as follows:

Borrower	Maturity Date	Face Amount	Value
Floating Rate Strategies Fund
Advantage Sales & Marketing LLC	7/25/2019	$7,200,000	$615,334
American Stock Transfer & Trust	6/26/2018	800,000	47,662
Aspect Software, Inc.	9/30/2016	613,826	—
Banca Civica (UK) - Chambertin	8/4/2021	3,296,500	103,173
CEVA Group Plc (United Kingdom)	3/19/2019	3,000,000	282,995
Expert Global Solutions	4/2/2017	202,155	6,633
Hoffmaster Group, Inc.	5/9/2019	1,750,000	126,634
IntraWest Holdings S.à r.l.	12/10/2018	6,900,000	148,326
Kronos Incorporated	10/30/2017	500,000	23,576
Lincoln Finance Ltd.	12/31/2015	14,000,000	—
McGraw-Hill Global Education Holdings LLC	3/22/2018	3,500,000	167,095
National Financial Partners Corp.	7/1/2018	3,000,000	189,909
Signode Industrial Group US, Inc.	5/1/2019	11,400,000	876,205
Wencor Group	6/19/2019	1,885,385	142,087
		$58,047,866	$2,729,629

9. Line of Credit

The Funds, with the exception of Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund and Market Neutral Real Estate Fund, secured a committed $800,000,000 line of credit from Citibank, N.A., good through October 7, 2016, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.25% at March 31, 2016), plus 1/2 of 1%. The Funds also pay a commitment fee at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period-ended March 31, 2016.

10. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2016, the Fund entered into reverse repurchase agreements as follows:

Fund	Number of Days Outstanding	Balance at March 31, 2016	Average Balance Outstanding	Average Interest Rate
Floating Rate Strategies Fund	116	$—	$398,091	(1.70%)

In June 2014, the FASB issued Accounting Standards Update 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (ASU 2014-11) that expanded secured borrowing accounting for certain repurchase agreements.

The ASU also sets forth additional disclosure requirements for certain transactions accounted for as secured borrowings, which applies to the reverse repurchase agreements held by the Fund. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund has adopted the ASU.

There were no outstanding reverse repurchase agreements at March 31, 2016.

11. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Floating Rate Strategies Fund	Unifrax I LLC/Unifrax
	Holding Co.
	7.50% due 02/15/19	1/31/13	$665,000	$410,638

	Airplanes Pass Through
	Trust 2001-1A A9, 0.99%
	due 03/15/19	12/27/11	1,276,362	405,082

12. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/ variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	$3,415,986	$—	$3,415,986	$—	$—	$3,415,986

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

3.31.2016

Guggenheim Funds Semi-Annual Report

Guggenheim Total Return Bond Fund

TRB-SEMI-0316x0916	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
TOTAL RETURN BOND FUND	9
NOTES TO FINANCIAL STATEMENTS	45
OTHER INFORMATION	68
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	69
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	77

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2016

Dear Shareholder:

Guggenheim Partners Investment Management (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for a one of our Funds (the “Fund”) for the six-month period ended March 31, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2016

Financial markets were buffeted by a variety of events over the past six months, including volatility in the oil market, weak growth in China, ongoing stimulus from global central banks, and a 25 basis point increase in the U.S. federal funds target rate in December. While the direct impact of the move was fairly insignificant, the decision to begin normalization of interest rates after seven years of unprecedented liquidity provision was not. Indeed, in 2015, risk assets posted their worst annual performance since the 2008 financial crisis, as market participants’ expectations for the start of rate hikes collided with concern about plunging commodity prices, and slowing economic growth in China and other emerging market economies.

As 2016 began, forecasts for U.S. and global economic growth were downgraded, and recession fears surged along with market volatility. Estimates for first quarter gross domestic product (“GDP”) in the U.S. were marked down, even though first quarter GDP has undershot full-year growth rates in six out of the last seven years. Risk assets rallied in the last half of the first quarter, led by a dovish pivot in the U.S. Federal Reserve’s (the “Fed”) communication that spurred a rally in crude oil and a reversal of dollar strength. The weaker dollar, along with optimism about a production freeze agreed to by a group of major oil producing countries, helped oil to rebound. After falling in the early weeks of the year to a cycle low of $26 per barrel on February 11, 2016, the front-month West Texas Intermediate (“WTI”) oil futures contract rallied as high as $40 per barrel before closing the quarter at $38 per barrel.

The outlook for economic growth outside the U.S. softened in the first quarter. A further deterioration in the euro zone inflation outlook prompted the European Central Bank (“ECB”) to announce an increase in the size of its monthly asset purchases and reduce its deposit rate to -40 basis points. European government bonds rallied following the announcement, with the 10-year German bund ending the first quarter with a yield of just 16 basis points.

Ongoing stimulus efforts in Asia also appeared likely to contribute to low U.S. rates. Chinese industrial production growth continued to slow in early 2016, prompting the People’s Bank of China (“PBOC”) to stimulate credit growth by allowing banks to hold fewer reserves against deposits. And after years of struggling with stagnant growth and low inflation, the Bank of Japan (“BOJ”) surprised markets by cutting its key interest rate to -10 basis points in January. The negative rates pushed a considerable amount of Japanese savings into foreign markets.

In an environment where global rates are moving lower and markets are already starved for yield, foreign investors began looking to the U.S. Guggenheim expects that U.S. Treasury yields will fall further as the gravitational pull of global yields gets stronger, and does not discount the possibility of 10-year U.S. Treasury yields declining to closer to 1 percent before the end of the year.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(continued)	March 31, 2016

A stronger dollar has weighed on the U.S. economy, but consumer spending has been resilient. The labor market is now operating near full employment, and tight labor market conditions are beginning to spur faster wage growth. We believe the U.S. economy is fundamentally sound, and find little evidence to support the conclusion that the economy will fall into a recession in 2016.

Despite the relative health of the U.S. economy, markets are concerned that sluggish global growth will hold back the U.S. expansion, that inflation will remain below the Fed’s target for longer, and that tighter conditions in credit markets have raised recession risks. Our view is that the Fed remains focused on fulfilling its dual mandate objectives of maximum employment and price stability, and thus is biased toward normalizing policy. We expect further declines in the unemployment rate as job gains outstrip growth in the labor force. Meanwhile, core and headline inflation should move closer to the Fed’s target by year end, reflecting our forecasts for a tighter labor market and a modest rise in oil prices. Normally, this would result in at least two Fed rate hikes on the table for 2016, but the U.S. Fed is becoming more sensitive to global financial conditions and the extent of global money flows that occur as monetary policy in the U.S. diverges from Europe, Japan and China. As a result, we have reduced our expectations for a June rate hike, although it would normally be an easy call. We continue to believe a December rate hike is a near certainty. A solid macroeconomic backdrop and a rebalancing oil market should support an improving credit picture in the second half of 2016.

For the six months ended March 31, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 8.49%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.56%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 2.44% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.22%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2015 and ending March 31, 2016.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for up to the past five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Total Return Bond Fund
A-Class	0.97%	0.96%	$ 1,000.00	$ 1,009.60	$ 4.87
C-Class	1.69%	0.59%	1,000.00	1,005.90	8.47
P-Class	0.87%	1.00%	1,000.00	1,010.00	4.37
Institutional Class	0.61%	1.14%	1,000.00	1,011.40	3.07

Table 2. Based on hypothetical 5% return (before expenses)
Total Return Bond Fund
A-Class	0.97%	5.00%	$ 1,000.00	$ 1,020.15	$ 4.90
C-Class	1.69%	5.00%	1,000.00	1,016.55	8.52
P-Class	0.87%	5.00%	1,000.00	1,020.65	4.39
Institutional Class	0.61%	5.00%	1,000.00	1,021.95	3.08

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2015 to March 31, 2016.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2016

TOTAL RETURN BOND FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

FUND PROFILE (Unaudited)(concluded)	March 31, 2016

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	21.6%
AA	10.9%
A	15.7%
BBB	11.5%
BB	9.2%
B	4.3%
CCC	6.4%
CC	1.1%
D	0.1%
A+	0.0%
NR2	14.6%
Other Instruments	4.6%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Notes 1.63% due 02/15/26	5.3%
U.S. Treasury Bonds due 11/15/44	4.0%
Freddie Mac 6.75% due 03/15/31	1.7%
VOLT XLI LLC 2016-NPL1 A1, 4.25% due 02/26/46	1.2%
LSTAR Securities Investment Trust 2015-1A, 2.43% due 01/01/20	1.1%
AIM Aviation Finance Ltd. 2015-1A A1, 4.21% due 02/15/40	1.1%
LSTAR Securities Investment Trust 2015-4 A1, 2.44% due 04/01/20	1.0%
LSTAR Securities Investment Trust 2016-2A, 2.43% due 03/01/21	1.0%
LSTAR Securities Investment Trust 2014-1 NOTE, 3.53% due 09/01/21	0.9%
State of California General Obligation Unlimited	0.8%
Top Ten Total	18.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016
TOTAL RETURN BOND FUND

	Shares	Value

PREFERRED STOCKS†† - 0.0%

Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19[1]	44,000	$1,089,440

Financial – 0.0%
GSC Partners CDO Fund V Ltd. due 11/20/16*,†††,3,4	1,325	—
Total Preferred Stocks
(Cost $2,238,513)		1,089,440

MUTUAL FUNDS† - 1.0%
Guggenheim Strategy Fund I5	688,558	17,083,133
Guggenheim Strategy Fund II5	405,708	10,016,928
Total Mutual Funds
(Cost $27,117,838)		27,100,061

CLOSED-END FUNDS† - 0.3%
Guggenheim Strategic Opportunities Fund[5]	481,691	8,183,930
Total Closed-End Funds
(Cost $8,478,228)		8,183,930

SHORT TERM INVESTMENTS† - 3.4%
Federated U.S. Treasury Cash Reserve Fund Institutional Shares 0.16%[6]	92,920,815	92,920,815
Total Short Term Investments
(Cost $92,920,815)		92,920,815

	Face Amount[15]	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.7%
Residential Mortgage-Backed Securities - 24.1%
LSTAR Securities Investment Trust
2015-1 A, 2.43% due 01/01/20[2,3]	$30,441,515	29,831,588
2015-4 A1, 2.44% due 04/01/20[2,3]	28,954,679	28,086,038
2016-2 A, 2.43% due 03/01/21[3]	28,150,000	27,286,640
2014-1 NOTE, 3.53% due 09/01/21[2,3]	24,258,915	24,016,326
2015-2 A, 2.43% due 01/01/20[2,3]	21,044,205	20,899,505
2015-3 A, 2.43% due 03/01/20[2,3]	19,899,448	19,460,068
2015-5 A1, 2.44% due 04/01/20[2,3]	15,127,171	14,787,733
2015-10 A1, 2.44% due 11/01/20[2,3]	10,355,270	10,096,388
2015-6 A, 2.44% due 05/01/20[2,3]	4,767,227	4,659,965
RALI Series Trust
2006-QO10 A1, 0.59% due 01/25/37[2]	19,216,139	13,906,864
2007-QO2 A1, 0.58% due 02/25/47[2]	15,355,911	7,987,583
2006-QO2 A1, 0.65% due 02/25/46[2]	15,825,179	6,389,532
2007-QO4 A1A, 0.62% due 05/25/47[2]	7,415,615	5,724,385
2005-QO1 A2, 1.85% due 08/25/35[2]	4,843,246	4,044,462
2006-QS8 A4, 0.88% due 08/25/36[2]	6,600,753	3,778,165
2006-QO2 A2, 0.70% due 02/25/46[2]	6,441,855	2,649,082
2007-QO3 A1, 0.59% due 03/25/47[2]	3,131,547	2,428,569
VOLT XLI LLC
2016-NPL1 A1, 4.25% due 02/26/46[3,7]	34,113,129	34,072,837

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Lehman XS Trust Series
2005-9N 1A1, 0.70% due 02/25/36[2]	$12,480,781	$9,757,022
2007-2N 2A, 0.61% due 02/25/37[2]	12,937,787	8,690,098
2007-15N 2A1, 0.69% due 08/25/37[2]	6,864,361	5,208,404
2005-7N 1A1A, 0.70% due 12/25/35[2]	3,614,960	3,012,910
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.15% due 11/25/46[2]	23,953,722	16,255,769
2006-7 A5, 4.50% due 09/25/36	3,391,742	1,721,978
2006-AR9 2A, 1.16% due 11/25/46[2]	1,284,192	865,732
2006-8 A6, 4.66% due 10/25/36	585,995	345,013
VOLT XXXIX LLC
2015-NPL13 A1, 4.13% due 10/25/45[3]	19,281,759	19,183,177
CSMC Series
2015-12R 2A1, 0.93% due 11/30/37[2,3]	19,970,000	17,388,943
2014-6R 11A1, 0.62% due 09/27/36[2,3]	1,126,331	1,051,045
VOLT XXXVI LLC
2015-NP10 A1, 3.63% due 07/25/45[3]	17,955,987	17,828,338
VOLT XL LLC
2015-NP14 A1, 4.38% due 11/27/45[3,7]	17,703,936	17,671,222
American Home Mortgage Assets Trust
2006-4 1A11, 0.62% due 10/25/46[2]	16,151,982	10,012,386
2007-1 A1, 1.05% due 02/25/47[2]	13,208,827	7,241,102
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6 1A, 1.13% due 07/25/47[2]	11,789,286	9,346,427
2007-OA3 2A, 1.12% due 04/25/47[2]	8,155,243	5,977,629
2006-AR11 3A1A, 1.27% due 09/25/46[2]	2,240,800	1,602,297
Banc of America Funding Ltd.
2013-R1 A5, 0.65% due 11/03/41[2,3]	18,225,678	16,865,204
Impac Secured Assets CMN Owner Trust
2005-2 A1W, 0.68% due 03/25/36[2]	20,261,109	15,454,088
VOLT XXXIII LLC
2015-NPL5 A1, 3.50% due 03/25/55[3]	15,108,844	14,839,390
NRPL Trust
2015-1 A1, 3.88% due 11/01/54[3]	9,388,199	9,365,808
2014-2A A1, 3.75% due 10/25/57[2,3]	3,732,713	3,697,830
Vericrest Opportunity Loan Trust
2015-NPL3 A1, 3.38% due 10/25/58[3]	12,422,525	12,250,264
Banc of America Funding Trust
2014-R7 2A1, 0.58% due 09/26/36[2,3]	7,940,346	7,355,873
2015-R4 8A1, 0.61% due 01/27/35†††,2,3	4,868,967	4,363,666
VOLT XXVII LLC
2014-NPL7 A1, 3.38% due 08/27/57[3]	11,201,939	11,030,282
American Home Mortgage Investment Trust
2006-1 11A1, 0.71% due 03/25/46[2]	9,220,840	7,269,381
2006-1 12A1, 0.83% due 03/25/46[2]	4,136,571	3,290,590

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

GCAT LLC
2014-2 A1, 3.72% due 10/25/19[3,7]	$7,742,263	$7,683,640
2015-6 A, 3.63% due 05/26/20[3]	2,773,585	2,751,089
Oak Hill Advisors Residential Loan Trust
2015-NPL2 A1, 3.72% due 07/25/55[3]	6,693,084	6,649,891
2015-NPL1 A1, 3.47% due 01/25/55[3]	3,505,805	3,485,004
CIT Mortgage Loan Trust
2007-1 2A3, 1.88% due 10/25/37[2,3]	9,360,835	8,765,433
HarborView Mortgage Loan Trust
2006-14 2A1A, 0.58% due 01/25/47[2]	11,406,199	8,431,043
Nationstar HECM Loan Trust
2016-1A A, 2.98% due 02/25/26[3]	4,660,112	4,663,141
2015-1A A, 3.84% due 05/25/18[3]	3,723,988	3,722,126
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2 A1, 1.12% due 04/25/47[2]	5,287,599	4,442,364
2006-OA1 A1, 0.63% due 02/25/47[2]	4,765,967	3,608,194
Morgan Stanley Resecuritization Trust
2014-R9 1A, 0.57% due 11/26/46[2,3]	8,546,422	7,732,110
BCAP LLC
2014-RR2 1A1, 0.71% due 03/26/36[2,3]	4,894,223	4,643,289
2014-RR3 5A1, 0.58% due 10/26/36[2,3]	2,983,288	2,838,533
IndyMac INDX Mortgage Loan Trust
2005-AR18 2A1B, 1.21% due 10/25/36[2]	10,631,535	7,253,470
VOLT XXXIV LLC
2015-NPL7 A1, 3.25% due 02/25/55[3]	6,972,823	6,839,086
VOLT XLII LLC
2016-NPL2 A1, 4.25% due 03/26/46[3]	6,350,000	6,370,511
Soundview Home Loan Trust
2007-1 2A3, 0.60% due 03/25/37[2]	6,881,080	6,148,262
Nomura Resecuritization Trust
2015-4R 5A1, 0.86% due 03/26/36[2,3]	2,823,750	2,509,277
2015-4R 6A1, 0.96% due 12/26/36[2,3]	2,187,012	2,095,258
2012-1R A, 0.87% due 08/27/47[2,3]	303,960	289,120
AJAX Mortgage Loan Trust
2015-A A, 3.88% due 11/25/54[3]	4,615,583	4,563,801
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2 M2, 0.96% due 07/25/35[2]	5,000,000	4,393,778
GreenPoint Mortgage Funding Trust
2005-HE4 M1, 0.90% due 07/25/30[2]	3,862,958	3,730,290
2007-AR1 1A1A, 0.51% due 02/25/47[2]	124,848	122,288
Luminent Mortgage Trust
2006-2 A1A, 0.63% due 02/25/46[2]	5,944,169	3,838,027
GSAA Home Equity Trust
2006-14 A2, 0.60% due 09/25/36[2]	6,744,893	3,330,505
2007-7 A4, 0.70% due 07/25/37[2]	538,991	462,817
First NLC Trust
2005-1 A, 0.90% due 05/25/35[2]	3,794,867	3,116,754

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

GSAA Trust
2005-10 M4, 1.40% due 06/25/35[2]	$3,312,000	$3,030,697
RFMSI Series Trust
2006-S11 A4, 6.00% due 11/25/36	2,810,174	2,472,777
Irwin Home Equity Loan Trust
2007-1 2A4, 5.85% due 08/25/37[3]	1,672,553	1,615,386
UCFC Manufactured Housing Contract
1997-2 M, 7.38% due 10/15/28	1,078,185	1,098,764
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC6 A4, 0.60% due 01/25/37[2]	1,237,322	1,039,964
Alliance Bancorp Trust
2007-OA1 A1, 0.67% due 07/25/37[2]	1,277,115	791,759
GSAMP Trust
2005-HE6 M1, 0.87% due 11/25/35[2]	800,000	753,270
Morgan Stanley Re-REMIC Trust
2010-R5 4B, 0.93% due 06/26/36[2,3]	540,861	391,878
First Franklin Mortgage Loan Trust
2006-FF1 2A4, 0.77% due 01/25/36[2]	150,000	132,074
Total Residential Mortgage-Backed Securities		654,853,268

Commercial Mortgage-Backed Securities - 6.3%
Hilton USA Trust
2013-HLT EFX, 4.60% due 11/05/30[2,3]	11,700,000	11,768,844
2013-HLF EFL, 4.19% due 11/05/30[2,3]	7,208,379	7,172,600
2013-HLF DFL, 3.19% due 11/05/30[2,3]	6,256,329	6,224,314
2013-HLT DFX, 4.41% due 11/05/30[3]	1,850,000	1,852,349
Citigroup Commercial Mortgage Trust
2016-GC36 C, 4.76% due 02/10/49	22,400,000	20,746,830
2015-GC35 XA, 0.91% due 11/10/48[2]	34,449,404	1,999,623
2015-GC29 XA, 1.17% due 04/10/48[2]	24,915,480	1,799,137
2013-GC15 A4, 4.37% due 09/10/46[2]	380,000	424,552
COMM Mortgage Trust
2015-CR26 XA, 1.07% due 09/10/25[2]	89,567,304	6,359,279
2014-KYO E, 2.79% due 06/11/27[2,3]	6,000,000	5,872,246
2015-CR23 XA, 1.01% due 05/10/48[2]	49,715,194	2,948,504
2015-CR26 C, 4.50% due 10/10/48[2]	3,000,000	2,698,271
2013-CR13 XA, 1.14% due 12/10/23[2]	52,659,252	2,458,044
2015-CR27 XA, 1.18% due 10/10/48[2]	31,906,084	2,334,661
2015-CR27 C, 4.47% due 10/10/48[2]	1,500,000	1,424,771
Wells Fargo Commercial Mortgage Trust
2016-C32 XA, 1.37% due 01/15/59[2]	109,221,776	10,121,668
2016-NXS5 XA, 1.58% due 01/15/59[2]	30,975,764	3,099,069
2015-NXS4 XA, 0.97% due 12/15/48[2]	39,934,702	2,631,813
2015-P2 XA, 1.04% due 12/15/48[2]	34,958,941	2,446,035
2015-NXS1 XA, 1.20% due 05/15/48[2]	11,916,239	873,209
2015-NXS4 B, 4.22% due 12/15/48†††,2	64,000	65,705

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

GS Mortgage Securities Corporation Trust
2016-ICE2 C, 4.69% due 02/15/33[2,3]	$18,000,000	$18,005,667
Motel 6 Trust
2015-MTL6 E, 5.27% due 02/05/30[3]	15,000,000	14,518,214
Morgan Stanley Capital I Trust
2015-XLF1 C, 2.64% due 08/13/19[2,3]	7,600,000	7,502,791
2016-UBS9 C, 4.70% due 03/15/49[2]	275,000	257,323
CDGJ Commercial Mortgage Trust
2014-BXCH C, 2.94% due 12/15/27[2,3]	3,000,000	2,912,337
2014-BXCH EPA, 4.69% due 12/15/27[2,3]	2,000,000	1,987,115
DBJPM Mortgage Trust
2016-C1 C, 3.35% due 05/10/49[2]	4,450,000	3,895,841
CSAIL Commercial Mortgage Trust
2015-C1 XA, 0.97% due 04/15/50[2]	58,598,738	3,482,418
CFCRE Commercial Mortgage Trust
2016-C3 XA, 1.10% due 12/10/25[2]	40,946,230	3,197,376
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27 XA, 1.06% due 12/15/47[2]	42,006,004	2,879,583
JP Morgan Chase Commercial Mortgage Securities Trust
2015-CSMO D, 3.74% due 01/15/32[2,3]	2,500,000	2,434,104
BXHTL Mortgage Trust
2015-JWRZ GL1, 3.29% due 05/15/29[2,3]	2,500,000	2,365,132
Freddie Mac Multifamily Structured Pass Through Certificates
K043 X1, 0.55% due 12/25/24[2]	44,877,114	1,803,329
K715 A2, 2.86% due 01/25/21	450,000	474,396
Hyatt Hotel Portfolio Trust
2015-HYT D, 3.49% due 11/15/29[2,3]	2,000,000	1,924,666
Boca Hotel Portfolio Trust
2013-BOCA D, 3.49% due 08/15/26[2,3]	1,700,000	1,694,126
JPMBB Commercial Mortgage Securities Trust
2013-C12 XA, 0.85% due 07/15/45[2]	54,456,652	1,683,391
GS Mortgage Securities Trust
2015-GC28 XA, 1.17% due 02/10/48[2]	21,811,285	1,465,803
BLCP Hotel Trust
2014-CLRN D, 2.94% due 08/15/29[2,3]	1,500,000	1,400,204
BAMLL Commercial Mortgage Securities Trust
2014-ICTS E, 3.39% due 06/15/28[2,3]	1,500,000	1,398,035
WFRBS Commercial Mortgage Trust
2013-C12 XA, 1.41% due 03/15/48[2,3]	14,143,190	907,399
LSTAR Commercial Mortgage Trust
2014-2 C, 4.97% due 01/20/41[2,3]	500,000	502,946
GS Mortgage Securities Corporation II
2013-GC10 A5, 2.94% due 02/10/46	225,000	230,803

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

BAMLL-DB Trust
2012-OSI C, 5.81% due 04/13/29[3]	$200,000	$204,294
Total Commercial Mortgage- Backed Securities		172,448,817

Government Agency - 0.7%
Fannie Mae
#AS6404, 3.50% due 12/01/45	4,368,719	4,588,410
#AL6671, 5.00% due 12/01/44	3,075,140	3,405,441
#AL6307, 4.50% due 02/01/45	2,336,861	2,542,127
#AZ4788, 4.00% due 10/01/45	1,131,294	1,212,382
Freddie Mac
#G60038, 3.50% due 01/01/44	3,982,595	4,172,425
#G08677, 4.00% due 11/01/45	3,877,624	4,142,472
Total Government Agency		20,063,257

Military Housing - 0.6%
Capmark Military Housing Trust
2007-AETC A1, 5.74% due 02/10/52†††,3	8,353,767	8,358,196
2007-ROBS A, 6.06% due 10/10/52[3]	4,841,540	4,773,516
2007-AET2 A, 6.06% due 10/10/52[3]	2,201,814	2,223,017
GMAC Commercial Mortgage Asset Corp.
2003-PRES A, 6.24% due 10/10/41†††,3	946,917	970,959
Total Military Housing		16,325,688
Total Collateralized Mortgage Obligations
(Cost $875,515,954)		863,691,030

ASSET-BACKED SECURITIES†† - 31.6%
Collateralized Loan Obligations - 23.1%
CIFC Funding Ltd.
2012-2A A2RL, 2.54% due 12/05/24[2,3]	18,500,000	18,197,671
2014-3X INC, due 07/22/26[4]	9,500,000	4,322,919
2007-I 2, 2.12% due 05/10/21[2,3]	3,250,000	3,047,107
2015-1A B, 2.82% due 01/22/27[2,3]	3,000,000	2,896,620
2015-2A B, 2.72% due 04/15/27[2,3]	2,000,000	1,902,317
2012-1AR A3R, 3.69% due 08/14/24[2,3]	1,250,000	1,218,337
2014-1A C, 3.42% due 04/18/25[2,3]	500,000	474,336
Golub Capital Partners CLO Ltd.
2015-25A A1, 2.42% due 08/05/27[2,3]	16,500,000	16,143,610
2015-24A B, 3.32% due 02/05/27[2,3]	5,000,000	4,830,011
2014-21A B, 3.07% due 10/25/26[2,3]	2,700,000	2,613,735
2011-10AR CR, 3.57% due 10/20/21[2,3]	1,000,000	981,299
2014-18A C, 4.12% due 04/25/26[2,3]	500,000	479,108
2013-17A B, 4.45% due 10/25/25[2,3]	400,000	388,928
LMREC, Inc.
2015-CRE1, 2.18% due 02/22/32[2,3]	20,000,000	19,593,972
2015-CRE1 B, 3.93% due 02/22/32[2,3]	2,000,000	1,916,808
Fortress Credit BSL II Ltd.
2013-2A A1F, 2.12% due 10/19/25[2,3]	15,500,000	15,292,871
2013-2A B1, 2.87% due 10/19/25[2,3]	4,000,000	3,891,118
Black Diamond CLO Ltd.
2012-1X A1, 2.02% due 02/01/23[2,3]	16,000,000	15,625,425

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

2013-1A B, 3.47% due 02/06/26[2,3]	$2,000,000	$1,783,481
2012-1A B, 3.87% due 02/01/23[2,3]	650,000	631,877
PFP Ltd.
2015-2 AS, 2.44% due 07/14/34[2,3]	16,500,000	16,265,903
Great Lakes CLO Ltd.
2015-1A A1, 2.57% due 07/15/26[2,3]	10,000,000	9,916,169
2015-1A B, 3.32% due 07/15/26[2,3]	4,000,000	3,859,342
2012-1A C, 4.72% due 01/15/23[2,3]	1,250,000	1,240,573
2012-1A SUB, due 01/15/23[3,4]	1,000,000	421,375
2014-1A C, 4.32% due 04/15/25[2,3]	250,000	240,839
Fortress Credit Investments IV Ltd.
2015-4A B, 2.52% due 07/17/23[2,3]	14,000,000	13,822,626
2015-4A C, 3.52% due 07/17/23[2,3]	1,000,000	949,870
WhiteHorse VIII Ltd.
2014-1A B, 2.67% due 05/01/26[2,3]	15,750,000	14,271,097
Marea CLO Ltd.
2012-1A BR, 2.42% due 10/15/23[2,3]	14,393,000	13,861,434
Oaktree EIF II Series Ltd.
2014-A2 B, 2.92% due 11/15/25[2,3]	8,000,000	7,714,913
2014-A2 C, 3.82% due 11/15/25[2,3]	5,300,000	4,928,504
Venture CLO Ltd.
2012-11AR BR, 2.57% due 11/14/22[2,3]	11,500,000	11,255,622
2013-14A C, 3.39% due 08/28/25[2,3]	1,250,000	1,203,732
Regatta IV Funding Ltd.
2014-1A C, 3.57% due 07/25/26[2,3]	13,000,000	11,892,859
Atrium XI
11A C, 3.82% due 10/23/25[2,3]	11,500,000	11,434,551
Treman Park CLO Ltd.
2015-1A COM, due 04/20/27[3,4]	10,000,000	9,064,717
2015-1A SUB, due 04/20/27[3,4]	3,600,000	2,295,861
Resource Capital Corporation
2015-CRE3 B, 2.84% due 03/15/32[2,3]	4,500,000	4,372,821
2015-CRE3 C, 3.59% due 03/15/32[2,3]	3,000,000	2,914,050
2015-CRE3 D, 4.44% due 03/15/32[2,3]	2,000,000	1,906,139
2014-CRE2 B, 2.94% due 04/15/32[2,3]	2,000,000	1,793,788
RFTI Issuer Ltd.
2015-FL1 A, 2.19% due 08/15/30[2,14]	10,000,000	9,978,936
ACIS CLO Ltd.
2015-6A B1, 3.10% due 05/01/27[2,3]	7,500,000	7,203,144
2013-1A C, 3.57% due 04/18/24[2,3]	1,650,000	1,415,734
2013-2A, 3.83% due 10/14/22[2,3]	375,000	371,990
Dryden 37 Senior Loan Fund
2015-37A Q, due 04/15/27[3,4]	10,000,000	8,952,897
Neuberger Berman CLO XVII Ltd.
2014-17A C, 3.38% due 08/04/25[2,3]	8,500,000	7,969,130
Venture XVII CLO Ltd.
2014-17A C, 3.47% due 07/15/26[2,3]	8,750,000	7,938,699
Fifth Street SLF II Ltd.
2015-2A A1T, 2.25% due 09/29/27[2,3]	8,000,000	7,820,022
Babson CLO Ltd.
2014-3A C1, 3.62% due 01/15/26[2,3]	6,000,000	5,551,705

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

2012-2A SUB, due 05/15/23[3,4]	$4,750,000	$1,764,956
2014-IA SUB, due 07/20/25[3,4]	1,300,000	475,782
Newstar Commercial Loan Funding LLC
2016-1A B, 4.37% due 02/25/28[2,3]	5,750,000	5,721,257
2015-1A B, 3.42% due 01/20/27[2,3]	1,000,000	940,830
2013-1A D, 5.17% due 09/20/23[2,3]	700,000	647,029
2014-1A C, 4.22% due 04/20/25[2,3]	500,000	479,067
KKR CLO 12 Ltd.
12 B1, 2.56% due 07/15/27[2,3]	8,000,000	7,602,442
Voya CLO Ltd.
2013-1X INC, due 04/15/24[4]	9,500,000	4,782,058
2015-3AR CR, 3.57% due 10/15/22[2,3]	2,250,000	2,239,757
OCP CLO Ltd.
2014-7A A2A, 2.72% due 10/20/26[2,3]	3,500,000	3,313,986
2013-4, 3.37% due 10/24/25[2,3]	2,250,000	2,143,390
2014-6A A2A, 2.67% due 07/17/26[2,3]	1,500,000	1,449,780
Ares XXVI CLO Ltd.
2013-1A C, 3.37% due 04/15/25[2,3]	5,000,000	4,773,980
2013-26A SUB, due 04/15/25[3,4]	4,300,000	2,043,069
Vibrant CLO Limited
2012-1A BR, 3.42% due 07/17/24[2,3]	7,000,000	6,733,865
TICC CLO LLC
2012-1A B1, 4.12% due 08/25/23[2,3]	6,250,000	6,303,495
2012-1A C1, 5.37% due 08/25/23[2,3]	350,000	355,685
Garrison Funding Ltd.
2015-1A A2, 3.13% due 05/25/27[2,3]	6,250,000	5,938,575
2013-2A A2, 4.02% due 09/25/23[2,3]	500,000	481,933
Covenant Credit Partners CLO I Ltd.
2014-1A C, 3.54% due 07/20/26[2,3]	7,300,000	6,292,161
Fifth Street Senior Loan Fund I LLC
2015-1A A, 2.62% due 01/20/27[2,3]	5,000,000	4,932,054
2015-1A B, 3.62% due 01/20/27[2,3]	1,250,000	1,228,333
Marathon CLO VII Ltd.
2014-7A B, 4.12% due 10/28/25[2,3]	4,000,000	3,635,000
2014-7A A2, 3.27% due 10/28/25[2,3]	2,500,000	2,403,590
Fortress Credit Opportunities III CLO, LP
2014-3A A1T, 2.52% due 04/28/26[2,3]	5,000,000	4,941,700
2014-3A B1, 3.12% due 04/28/26[2,3]	650,000	633,574
2014-3A C, 3.87% due 04/28/26[2,3]	400,000	380,530
Fortress Credit Funding V, LP
2012-5AR A2R, 3.27% due 08/15/22[2,3]	6,000,000	5,942,451
Avery
2013-3X COM, due 01/18/25[4]	7,500,060	5,883,174
Northwoods Capital XIV Ltd.
2014-14A B, 3.08% due 11/12/25[2,3]	6,000,000	5,744,402
Muir Woods CLO Ltd.
2012-1A B, 3.23% due 09/14/23[2,3]	5,500,000	5,480,663
TICP CLO I Ltd.
2014-1A B, 3.62% due 04/26/26[2,3]	5,500,000	5,206,169

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[3,4]	$6,000,000	$4,907,161
Fortress Credit Opportunities VI CLO Ltd.
2015-6A B, 3.34% due 10/10/26[2,3]	5,000,000	4,828,605
SHACKLETON CLO Ltd.
2013-4A B1, 2.62% due 01/13/25[2,3]	5,000,000	4,720,672
Mountain Hawk II CLO Ltd.
2013-2A B, 2.32% due 07/22/24[2,3]	5,000,000	4,509,192
Telos CLO Ltd.
2013-3A C, 3.62% due 01/17/24[2,3]	2,000,000	1,930,953
2014-6A B1, 2.72% due 01/17/27[2,3]	1,500,000	1,407,987
2007-2A D, 2.82% due 04/15/22[2,3]	1,100,000	1,055,395
Cerberus Onshore II CLO LLC
2013-1A A1, 2.62% due 10/15/23[2,3]	4,156,613	4,143,803
ACAS CLO Ltd.
2012-1AR BR, 2.94% due 09/20/23[2,3]	4,000,000	3,996,059
Halcyon Loan Advisors Funding Ltd.
2012-2A C, 3.47% due 12/20/24[2,3]	4,000,000	3,448,249
2012-2A D, 5.12% due 12/20/24[2,3]	600,000	506,861
Cavalry CLO II
2A A, 1.97% due 01/17/24[2,3]	4,000,000	3,929,174
Canyon Capital CLO Ltd.
2012-1A B1, 2.57% due 01/15/24[2,3]	4,000,000	3,832,960
TICP CLO II Ltd.
2014-2A C, 3.92% due 07/20/26[2,3]	2,850,000	2,348,185
2014-2A B, 3.62% due 07/20/26[2,3]	1,500,000	1,386,113
Kingsland V Ltd.
2007-5A C, 1.42% due 07/14/21[2,3]	4,000,000	3,684,534
Regatta III Funding Ltd.
2014-1A B, 3.47% due 04/15/26[2,3]	4,000,000	3,629,534
ACRE Commercial Mortgage Trust
2014-FL2 C, 2.94% due 08/15/31[2,3]	3,500,000	3,564,496
MT Wilson CLO II Ltd.
2007-2A D, 3.37% due 07/11/20[2,3]	4,000,000	3,552,338
Cent CLO
2014-16AR BR, 3.82% due 08/01/24[2,3]	1,750,000	1,749,814
2014-16AR A2R, 2.87% due 08/01/24[2,3]	1,750,000	1,732,912
Madison Park Funding VIII Ltd.
2012-8AR CR, 3.42% due 04/22/22[2,3]	2,000,000	1,999,778
2012-8AR BR, 2.82% due 04/22/22[2,3]	1,500,000	1,475,605
Steele Creek CLO Ltd.
2014-1A B, 2.87% due 08/21/26[2,3]	3,300,000	3,242,194
2014-1A C, 3.82% due 08/21/26[2,3]	250,000	230,929
Anchorage Capital CLO 4 Ltd.
2014-4A A2, 2.78% due 07/28/26[2,3]	3,600,000	3,406,131
Greywolf CLO III Ltd.
2014-1A B, 3.47% due 04/22/26[2,3]	2,000,000	1,924,764
2014-1A A2, 2.67% due 04/22/26[2,3]	1,500,000	1,436,979
CFIP CLO Ltd.
2014-1A A2, 2.09% due 04/13/25[2,3]	3,400,000	3,280,368
Carlyle Global Market Strategies CLO Ltd.
2014-1A C, 3.62% due 04/17/25[2,3]	2,500,000	2,451,943

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

2012-2AR DR, 4.52% due 07/20/23[2,3]	$750,000	$691,921
2012-3A SUB, due 10/04/24[3,4]	250,000	123,588
Oaktree EIF I Series A Ltd.
2016-A C1, 4.39% due 01/20/27[2,3]	3,250,000	3,262,648
Fortress Credit Opportunities V CLO Ltd.
2014-5A C, 4.17% due 10/15/26[2,3]	1,750,000	1,642,603
2014-5A B, 3.27% due 10/15/26[2,3]	1,500,000	1,462,869
Dryden XXIII Senior Loan Fund
2012-23A CR, 4.52% due 07/17/23[2,3]	2,000,000	1,848,366
2014-23RA BR, 3.57% due 07/17/23[2,3]	1,250,000	1,206,709
Rockwall CDO Ltd.
2007-1A A1LB, 1.17% due 08/01/24[2,3]	2,100,000	1,966,252
2007-1A A1LA, 0.87% due 08/01/24[2,3]	1,080,998	1,049,321
Benefit Street Partners CLO Ltd.
2015-IA BR, 3.72% due 10/15/25[2,3]	3,000,000	2,999,967
KKR Financial CLO Ltd.
2007-1A E, 5.62% due 05/15/21[2,3]	2,500,000	2,490,262
2012-1A B, 3.93% due 12/15/24[2,3]	500,000	488,996
Venture X CLO Ltd.
2012-10A C, 3.87% due 07/20/22[2,3]	3,000,000	2,963,486
Octagon Investment Partners XIX Ltd.
2014-1A C, 3.47% due 04/15/26[2,3]	3,000,000	2,891,483
Madison Park Funding Ltd.
2007-6A D, 3.87% due 07/26/21[2,3]	3,000,000	2,885,712
Atlas Senior Loan Fund VI Ltd.
2014-6A C, 3.62% due 10/15/26[2,3]	3,000,000	2,873,809
Ivy Hill Middle Market Credit Fund VII Ltd.
7A B, 2.92% due 10/20/25[2,3]	2,000,000	1,921,957
7A C, 4.07% due 10/20/25[2,3]	1,000,000	922,883
Crown Point CLO III Ltd.
2015-3A B, 3.67% due 12/31/27[2,3]	3,000,000	2,659,994
OHA Credit Partners VI Ltd.
2015-6A C1R, 3.12% due 05/15/23[2,3]	2,500,000	2,494,953
Eaton Vance CLO 2013-1 Ltd.
2013-1A A2, 2.42% due 11/13/24[2,3]	2,500,000	2,364,276
Cerberus Onshore II CLO-2 LLC
2014-1A B, 2.98% due 10/15/23[2,3]	2,250,000	2,214,266
TICP CLO III Ltd.
2014-3A C, 3.87% due 01/20/27[2,3]	2,250,000	2,159,957
Oaktree EIF II Series B1 Ltd.
2015-B1A B, 2.92% due 02/15/26[2,3]	2,205,000	2,121,103
St. James River CLO Ltd.
2007-1A D, 2.93% due 06/11/21[2,3]	2,250,000	2,107,692
ALM VII R Ltd.
2013-7RA B, 3.22% due 04/24/24[2,3]	2,000,000	1,991,681
NewStar Arlington Senior Loan Program LLC
2014-1A B1, 3.22% due 07/25/25[2,3]	1,000,000	928,748
2014-1A B2, 4.76% due 07/25/25[3]	700,000	680,142
2014-1A C1, 3.92% due 07/25/25[2,3]	400,000	377,868

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Symphony CLO X Ltd.
2012-10AR CR, 3.47% due 07/23/23[2,3]	$2,000,000	$1,985,870
KKR CLO Trust
2012-1A A2, 2.83% due 12/15/24[2,3]	2,000,000	1,949,898
Ivy Hill Middle Market Credit Fund IX Ltd.
9A B1, 3.07% due 10/18/25[2,3]	1,000,000	968,739
9A C, 3.92% due 10/18/25[2,3]	1,000,000	930,483
Anchorage Capital CLO 2012-1 Ltd.
2012-1A B, 3.42% due 01/13/25[2,3]	2,000,000	1,882,211
Sound Point CLO IV Ltd.
2013-3A C, 2.97% due 01/21/26[2,3]	2,000,000	1,860,343
NewStar Clarendon Fund CLO LLC
2015-1A C, 3.97% due 01/25/27[2,3]	2,000,000	1,859,385
Duane Street CLO IV Ltd.
2007-4A D, 2.87% due 11/14/21[2,3]	2,000,000	1,812,959
Madison Park Funding V Ltd.
2007-5A C, 2.08% due 02/26/21[2,3]	2,000,000	1,808,257
Neuberger Berman CLO Ltd.
2012-12X SUB, due 07/25/23[4]	3,000,000	1,191,493
2012-12A SUB, due 07/25/23[3,4]	1,500,000	595,746
Galaxy XIX CLO Ltd.
2015-19A COMB, due 01/24/27[3,4]	2,000,000	1,754,830
Newstar Trust
2012-2A C, 4.87% due 01/20/23[2,3]	1,000,000	965,987
2012-2A B, 3.87% due 01/20/23[2,3]	750,000	745,520
Westchester CLO Ltd.
2007-1A B, 1.06% due 08/01/22[2,3]	1,850,000	1,693,438
KVK CLO 2013-2 Ltd.
2013-2A B, 2.62% due 01/15/26[2,3]	1,750,000	1,585,126
Race Point V CLO Ltd.
2014-5AR CR, 3.48% due 12/15/22[2,3]	1,100,000	1,103,730
2014-5AR DR, 4.38% due 12/15/22[2,3]	500,000	478,495
Gramercy Park CLO Ltd.
2012-1AR BR, 3.57% due 07/17/23[2,3]	1,600,000	1,578,607
Adirondack Park CLO Ltd.
2013-1A C, 3.62% due 04/15/24[2,3]	1,500,000	1,474,708
ACA CLO Ltd.
2007-1A C, 1.57% due 06/15/22[2,3]	1,575,000	1,461,094
MCF CLO I LLC
2013-1A C, 4.17% due 04/20/23[2,3]	1,500,000	1,457,062
ING Investment Management CLO Ltd.
2007-4A C, 2.82% due 06/14/22[2,3]	1,500,000	1,400,625
NYLIM Flatiron CLO Ltd.
2006-1A C, 2.09% due 08/08/20[2,3]	1,500,000	1,399,854
Venture XIII CLO Ltd.
2013-13A SUB, due 06/10/25[3,4]	3,700,000	1,394,709
Flatiron CLO 2013-1 Ltd.
2013-1A B, 3.37% due 01/17/26[2,3]	1,450,000	1,338,709
KVK CLO Ltd.
2013-1A SUB, due 04/14/25[3,4]	3,800,000	1,274,310
Galaxy XI CLO Ltd.
2011-11A D, 4.27% due 08/20/22[2,3]	1,250,000	1,186,276

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

COA Summit CLO Limited
2014-1A B, 3.42% due 04/20/23[2,3]	$1,250,000	$1,177,499
Global Leveraged Capital Credit Opportunity Fund
2006-1A C, 1.62% due 12/20/18[2,3]	1,036,000	1,017,221
Ares XXIII CLO Ltd.
2014-1AR CR, 3.82% due 04/19/23[2,3]	1,000,000	1,003,901
Symphony CLO XV Ltd.
2014-15A C, 3.82% due 10/17/26[2,3]	1,000,000	991,341
ALM XIV Ltd.
2014-14A B, 3.57% due 07/28/26[2,3]	750,000	724,995
2014-14A C, 4.07% due 07/28/26[2,3]	300,000	262,594
Gallatin CLO VII Ltd.
2014-1A C, 3.52% due 07/15/23[2,3]	1,000,000	983,777
Churchill Financial Cayman Ltd.
2007-1A D1, 3.22% due 07/10/19[2,3]	1,000,000	983,489
Neuberger Berman CLO XVIII Ltd.
2014-18A B, 3.77% due 11/14/25[2,3]	1,000,000	971,277
Catamaran CLO Ltd.
2015-1A C1, 3.72% due 04/22/27[2,3]	1,000,000	967,079
Limerock CLO II Ltd.
2014-2A C1, 3.47% due 04/18/26[2,3]	1,000,000	958,424
San Gabriel CLO Ltd.
2007-1A B1L, 2.89% due 09/10/21[2,3]	1,000,000	955,016
Flagship CLO VI
2007-1A D, 3.04% due 06/10/21[2,3]	1,000,000	937,176
WhiteHorse IV Ltd.
2006-4A C, 2.07% due 01/17/20[2,3]	1,000,000	932,234
NXT Capital CLO LLC
2015-1A C, 4.27% due 04/21/27[2,3]	1,000,000	922,213
Highbridge Loan Management Ltd.
2013-2A C, 4.32% due 10/20/24[2,3]	1,000,000	891,393
Lime Street CLO Ltd.
2007-1A D, 3.12% due 06/20/21[2,3]	1,000,000	826,090
Ares XII CLO Ltd.
2007-12A D, 3.88% due 11/25/20[2,3]	750,000	737,458
Venture XII CLO Ltd.
2012-12A C1, 3.49% due 02/28/24[2,3]	750,000	716,408
Grayson CLO Ltd.
2006-1A A2, 1.03% due 11/01/21[2,3]	750,000	673,464
Atlas Senior Loan Fund II Ltd.
2012-2A SUB, due 01/30/24[3,4]	1,200,000	524,376
GoldenTree Credit Opportunities Financing Ltd.
2012-1A B2, 4.63% due 09/15/24[2,3]	500,000	497,875
DIVCORE CLO Ltd.
2013-1A B, 4.33% due 11/15/32[2,3]	500,000	492,338
OZLM Funding V Ltd.
2013-5A B, 3.62% due 01/17/26[2,3]	500,000	486,888
AMMC CLO XIV Ltd.
2014-14A A3L, 3.42% due 07/27/26[2,3]	500,000	472,201
Westwood CDO I Ltd.
2006-1A B, 1.27% due 03/25/21[2,3]	500,000	466,588
NewStar Commercial Loan Trust
2007-1A C, 1.94% due 09/30/22[2,3]	500,000	462,088

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,4]	$1,000,000	$415,707
MCF CLO IV LLC
2014-1A E, 6.22% due 10/15/25[2,3]	500,000	404,245
Finn Square CLO Ltd.
2012-1A SUB, due 12/24/23[3,4]	1,000,000	350,096
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[3,4]	1,500,000	281,845
Ares XXV CLO Ltd.
2012-25A SUB, due 01/17/24[3,4]	750,000	245,801
Eastland CLO Ltd.
2007-1A A3, 1.02% due 05/01/22[2,3]	250,000	235,719
ICE EM CLO
2007-1A A2, 1.46% due 08/15/22[2,3]	146,364	143,528
BlackRock Senior Income Series Corp.
2004-1X NOTE, due 09/15/16†††,1,4	496,446	—
Marathon CLO II Ltd.
2005-2A INC, due 12/20/19†††,2,3,4	250,000	—
Total Collateralized Loan Obligations		630,313,337

Transport-Aircraft - 4.8%
Apollo Aviation Securitization Equity Trust
2016-1A A, 4.88% due 03/17/36[3]	22,250,000	21,932,822
2014-1 A, 5.12% due 12/15/29[2]	8,812,500	8,482,031
2014-1 B, 7.38% due 12/15/29[2]	2,711,538	2,687,135
AIM Aviation Finance Ltd.
2015-1A A1, 4.21% due 02/15/40[3]	30,446,429	29,500,763
2015-1A B1, 5.07% due 02/15/40[3]	2,537,202	2,514,596
Castlelake Aircraft Securitization Trust
2015-1A A, 4.70% due 12/15/40[3]	21,450,000	21,025,290
2014-1 A1, 5.25% due 02/15/29[3]	2,448,066	2,427,258
2014-1 B, 7.50% due 02/15/29[3]	1,212,960	1,196,585
ECAF I Ltd.
2015-1A A2, 4.95% due 06/15/40[3]	16,106,543	15,612,894
2015-1A A1, 3.47% due 06/15/40[3]	1,789,573	1,714,912
Diamond Head Aviation Ltd.
2015-1 A, 3.81% due 07/14/28[3]	5,746,727	5,678,490
Rise Ltd.
2014-1, 4.74% due 02/12/39	4,833,310	4,748,727
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39†††	3,708,400	3,652,811
AASET
2014-1 C, 10.00% due 08/15/30†††	2,708,630	2,670,059
Emerald Aviation Finance Ltd.
2013-1 A, 4.65% due 10/15/38[3]	1,672,015	1,666,660
2013-1 B, 6.35% due 10/15/38[3]	358,289	363,215
Stripes
2013-1 A1, 3.93% due 03/20/23†††,1	1,905,088	1,858,966
Turbine Engines Securitization Ltd.
2013-1A A, 5.13% due 12/13/48[3]	1,359,419	1,317,893
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	1,132,066	1,101,500
AABS Ltd.
2013-1, 4.87% due 01/15/38	381,689	376,536

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Airplanes Pass Through Trust
2001-1A A9, 0.99% due 03/15/19[2,14]	$740,322	$185,080
Total Transport-Aircraft		130,714,223

Collateralized Debt Obligations - 2.8%
Triaxx Prime CDO Ltd.
2006-2A A1A, 0.70% due 10/02/39[2,3]	22,903,538	21,535,481
2006-2A A1B2, 0.70% due 10/02/39[2,3]	5,324,399	5,030,520
FDF I Ltd.
2015-1A A, 4.40% due 11/12/30†††,3	13,000,000	13,203,190
Gramercy Real Estate CDO 2006-1 Ltd.
2006-1A B, 0.99% due 07/25/41[2,3]	10,220,867	9,939,793
RFTI Issuer Ltd.
2015-FL1 B, 4.32% due 08/15/30†††,2,14	5,000,000	4,929,850
SRERS Funding Ltd.
2011-RS A1B1, 0.69% due 05/09/46[2,3]	4,905,156	4,692,749
N-Star REL CDO VIII Ltd.
2006-8A A2, 0.79% due 02/01/41[2,3]	3,650,000	3,513,184
Banco Bradesco SA
2014-1 A, 4.21% due 03/12/26†††,1	3,105,759	3,128,182
Anchorage Credit Funding 1 Ltd.
2015-1A A, 4.30% due 07/28/30[1,3,14]	3,000,000	3,114,209
RAIT CRE CDO I Ltd.
2006-1X A1B, 0.75% due 11/20/46	2,364,920	2,200,679
Gramercy Real Estate CDO Ltd.
2007-1A A1, 0.90% due 08/15/56[2,3]	1,562,334	1,374,854
Wrightwood Capital Real Estate CDO Ltd.
2005-1A B, 1.05% due 11/21/40[2,3]	1,250,000	1,186,256
Highland Park CDO I Ltd.
2006-1A A1, 0.96% due 11/25/51[2,3]	1,247,140	1,178,789
N-Star Real Estate CDO IX Ltd.
0.75% due 02/01/41[1]	793,567	779,297
Total Collateralized Debt Obligations		75,807,033

Net Lease - 0.5%
Spirit Master Funding LLC
2014-2A A, 5.76% due 03/20/42[3]	5,013,416	5,221,002
2014-4A A2, 4.63% due 01/20/45[3]	2,000,000	1,902,894
Store Master Funding I LLC
2015-1A A2, 4.17% due 04/20/45[3]	5,822,192	5,385,528
Store Master Funding LLC
2012-1A A, 5.77% due 08/20/42[3]	1,801,404	1,862,151
Total Net Lease		14,371,575

Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A A, 4.50% due 12/15/34[3]	5,881,250	5,910,303

Financial - 0.1%
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA C, 4.75% due 07/10/22[3]	859,524	865,243
2010-CX C, 0.88% due 07/10/17[2]	757,429	747,557
Garanti Diversified Payment Rights Finance Co.
2007-A A1, 0.81% due 07/09/17[2]	624,000	611,282

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

CIC Receivables Master Trust
4.89% due 10/07/21†††,1	$500,000	$498,775
Total Financial		2,722,857

Communications - 0.1%
Hana Small Business Lending Loan Trust
2014 A, 3.34% due 01/25/40[2,3]	1,615,537	1,594,050
Total Asset-Backed Securities
(Cost $886,125,712)		861,433,378

CORPORATE BONDS†† - 21.1%
Financial - 5.6%
Citigroup, Inc.
5.95%[2,9]	11,090,000	10,650,833
5.87%[2,9,10]	5,685,000	5,493,131
5.95%[2,9]	5,000,000	4,817,185
Bank of America Corp.
6.10%[2,9,10]	10,500,000	10,342,500
6.30%[2,9]	5,450,000	5,613,500
6.10% due 06/15/17	760,000	794,873
Hospitality Properties Trust
5.25% due 02/15/26	16,200,000	16,272,802
Teachers Insurance & Annuity Association of America
4.90% due 09/15/44[3,10]	11,050,000	11,840,616
4.38% due 09/15/54[2,3,10]	3,000,000	3,021,036
SunTrust Banks, Inc.
5.63%[2,9,10]	9,878,000	9,779,219
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	8,725,000	9,165,351
Banco Nacional de Comercio Exterior SNC
4.38% due 10/14/25[3]	7,900,000	7,955,300
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[2,3]	6,650,000	6,699,875
Fifth Third Bancorp
4.90%[2,9,10]	3,800,000	3,315,500
5.10%[2,9]	3,142,000	2,851,365
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[10]	5,000,000	4,862,500
5.88% due 02/01/22	1,000,000	949,000
Fort Benning Family Communities LLC
0.79% due 01/15/36†††,2,3	6,000,000	4,594,020
Citizens Financial Group, Inc.
5.50%[2,3,9,10]	4,500,000	4,275,000
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[3]	3,338,261	3,041,790
Kennedy-Wilson, Inc.
5.87% due 04/01/24	2,275,000	2,223,813
Manulife Financial Corp.
4.15% due 03/04/26	2,100,000	2,145,427
AmTrust Financial Services, Inc.
6.12% due 08/15/23[1]	1,910,000	2,050,028
Customers Bank
6.12% due 06/26/29[2,14]	2,000,000	2,000,000
Atlas Mara Ltd.
8.00% due 12/31/20[1]	2,400,000	1,984,800
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	1,056,505	1,072,269
5.38% due 02/15/48	556,076	562,632
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	1,000,000	1,112,920
Fort Knox Military Housing Privatization Project
0.78% due 02/15/52†††,2,3	1,775,845	1,093,796
Cadence Bank North America
6.25% due 06/28/29[2,14]	1,200,000	1,035,000
Wilton Re Finance LLC
5.87% due 03/30/33[2,3]	925,000	1,004,484
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,2]	1,000,000	995,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[3]	$1,000,000	$990,000
International Lease Finance Corp.
7.13% due 09/01/18	730,000	795,700
Nasdaq, Inc.
5.55% due 01/15/20	720,000	794,728
First Niagara Financial Group, Inc.
6.75% due 03/19/20	700,000	792,434
EPR Properties
4.50% due 04/01/25[10]	785,000	761,563
ACC Group Housing LLC
6.35% due 07/15/54†††,3	625,000	663,725
American Tower Corp.
3.50% due 01/31/23	420,000	423,982
Jackson National Life Insurance Co.
8.15% due 03/15/27[3]	125,000	166,270
Prosight Global Inc.
7.50% due 11/26/20†††,1	100,000	103,704
Total Financial		149,107,671

Government - 4.5%
Freddie Mac
6.75% due 03/15/31	30,646,000	46,266,480
due 12/14/29[11]	16,600,000	11,072,233
Tennessee Valley Authority
4.25% due 09/15/65	9,900,000	10,442,490
5.38% due 04/01/56	7,210,000	9,280,027
Fannie Mae Principal
due 01/15/30[11]	22,000,000	14,560,524
due 05/15/30[11]	2,250,000	1,467,367
Federal Home Loan Bank
5.50% due 07/15/36	11,000,000	15,154,183
Freddie Mac Strips
due 07/15/32[11]	8,000,000	4,888,480
due 03/15/31[11]	6,525,000	4,154,742
Fannie Mae
due 01/15/30[11]	4,000,000	2,640,220
due 01/15/35[11]	2,250,000	1,216,352
due 02/06/33[11]	1,456,000	848,812
due 01/15/33[11]	1,450,000	847,207
due 07/15/32[11]	1,333,000	793,782
Total Government		123,632,899

Communications - 2.6%
CCOH Safari LLC
5.75% due 02/15/26[3]	17,200,000	17,801,999
Sprint Communications, Inc.
7.00% due 03/01/20[3,10]	14,500,000	14,500,000
9.00% due 11/15/18[3]	750,000	785,625
DISH DBS Corp.
5.88% due 11/15/24[10]	8,100,000	7,431,749
Neptune Finco Corp.
6.63% due 10/15/25[3]	5,997,000	6,483,657
T-Mobile USA, Inc.
6.00% due 04/15/24	4,250,000	4,303,125
Numericable-SFR SAS
6.25% due 05/15/24[3]	2,950,000	2,860,025
CCO Holdings LLC / CCO Holdings Capital Corp.
5.88% due 04/01/24	2,500,000	2,618,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	2,150,000	2,332,750
Virgin Media Finance plc
6.38% due 04/15/23[3]	1,620,000	1,684,800
Altice US Finance I Corp.
5.38% due 07/15/23[3]	1,356,000	1,392,443
Avaya, Inc.
7.00% due 04/01/19[3,10]	1,700,000	1,147,500
Verizon Communications, Inc.
5.15% due 09/15/23	750,000	865,660
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85% due 04/15/23	800,000	824,761
AT&T, Inc.
6.15% due 09/15/34	730,000	824,435

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Discovery Communications LLC
4.38% due 06/15/21	$770,000	$807,118
Telefonica Emisiones SAU
5.46% due 02/16/21	710,000	806,599
Koninklijke KPN N.V.
8.38% due 10/01/30	600,000	800,609
Qwest Corp.
6.75% due 12/01/21	740,000	795,500
Vodafone Group plc
5.45% due 06/10/19	350,000	385,824
7.88% due 02/15/30	300,000	379,418
CSC Holdings LLC
6.75% due 11/15/21	700,000	718,900
Time Warner, Inc.
6.50% due 11/15/36	500,000	580,033
Symantec Corp.
4.20% due 09/15/20	500,000	517,107
Total Communications		71,648,387

Energy - 1.8%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25[10]	14,050,000	14,115,895
4.25% due 04/01/24	3,700,000	3,396,459
Equities Corp.
4.88% due 11/15/21	6,905,000	6,608,010
Husky Energy, Inc.
3.95% due 04/15/22	5,500,000	5,479,655
4.00% due 04/15/24	800,000	756,845
Gulfstream Natural Gas System LLC
4.60% due 09/15/25[3,10]	5,190,000	5,079,572
Hess Corp.
8.13% due 02/15/19[10]	3,650,000	4,010,240
7.13% due 03/15/33	720,000	724,190
ContourGlobal Power Holdings S.A.
7.13% due 06/01/19[3,10]	3,100,000	3,010,875
Magellan Midstream Partners, LP
5.00% due 03/01/26	2,550,000	2,757,647
Valero Energy Corp.
7.50% due 04/15/32	630,000	722,267
Tosco Corp.
8.13% due 02/15/30	560,000	689,578
Buckeye Partners, LP
4.88% due 02/01/21	400,000	403,970
Unit Corp.
6.63% due 05/15/21	700,000	351,750
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21[1]	1,000,000	155,000
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[12,14]	781,800	113,752
Total Energy		48,375,705

Consumer, Non-cyclical - 1.7%
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	10,801,000	10,828,003
Vector Group Ltd.
7.75% due 02/15/21[10]	10,287,000	10,801,350
Bon Secours Charity Health System, Inc.
6.25% due 11/01/35[10]	6,000,000	6,246,936
Tenet Healthcare Corp.
4.13% due 06/15/20[2,3]	4,275,000	4,242,938
HCA, Inc.
5.88% due 02/15/26	3,400,000	3,502,000
ADT Corp.
6.25% due 10/15/21[10]	2,600,000	2,613,000
Central Garden & Pet Co.
6.13% due 11/15/23	2,415,000	2,511,600
Opal Acquisition, Inc.
8.88% due 12/15/21[3]	1,895,000	1,321,763
Molson Coors Brewing Co.
5.00% due 05/01/42	870,000	905,111
Reynolds American, Inc.
6.15% due 09/15/43	730,000	898,045
Altria Group, Inc.
4.00% due 01/31/24	780,000	858,556

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Coca-Cola Femsa SAB de CV
2.38% due 11/26/18	$790,000	$801,995
Kraft Heinz Foods Co.
6.88% due 01/26/39	320,000	408,816
Boston Scientific Corp.
2.85% due 05/15/20	400,000	406,239
Total Consumer, Non-cyclical		46,346,352

Industrial - 1.4%
Molex Electronic Technologies LLC
3.90% due 04/15/25[3,10]	18,100,000	17,580,856
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/19	4,100,000	4,171,750
6.88% due 02/15/21	3,100,000	3,208,500
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.88% due 08/15/19[10]	6,995,000	7,239,825
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,3	2,752,505	2,715,071
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	1,700,000	1,139,000
Standard Industries, Inc.
6.00% due 10/15/25[3]	1,000,000	1,057,500
L-3 Communications Corp.
5.20% due 10/15/19	760,000	809,222
Amsted Industries, Inc.
5.38% due 09/15/24[3]	500,000	480,625
SBM Baleia Azul
5.50% due 09/15/27†††,1	421,450	293,671
CEVA Group plc
7.00% due 03/01/21[3]	350,000	279,125
Total Industrial		38,975,145

Consumer, Cyclical - 1.2%
Hyatt Hotels Corp.
4.85% due 03/15/26	11,400,000	11,895,467
Wyndham Worldwide Corp.
5.10% due 10/01/25[10]	8,950,000	9,403,693
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[3,10]	6,600,000	6,220,500
Northern Group Housing LLC
6.80% due 08/15/53[3]	1,200,000	1,441,848
Lennar Corp.
4.88% due 12/15/23[10]	1,200,000	1,200,000
HP Communities LLC
5.62% due 09/15/32[3]	1,000,000	1,104,490
General Motors Co.
4.88% due 10/02/23	770,000	806,875
Hasbro, Inc.
6.35% due 03/15/40	400,000	469,135
WMG Acquisition Corp.
5.63% due 04/15/22[3]	300,000	304,500
Total Consumer, Cyclical		32,846,508

Basic Materials - 1.0%
Yamana Gold, Inc.
4.95% due 07/15/24[10]	18,870,000	15,945,150
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,3,10]	6,000,000	6,000,000
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3,10]	2,550,000	2,416,508
4.45% due 11/15/21[3]	625,000	608,463
Southern Copper Corp.
7.50% due 07/27/35	440,000	459,860
5.25% due 11/08/42	430,000	353,180
Barrick North America Finance LLC
4.40% due 05/30/21	566,000	578,625
Eldorado Gold Corp.
6.13% due 12/15/20[3]	550,000	501,875
TPC Group, Inc.
8.75% due 12/15/20[3]	696,000	487,200
Total Basic Materials		27,350,861

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]		Value

Technology - 0.5%
First Data Corp.
5.75% due 01/15/24[3]		$5,500,000	$5,499,450
Micron Technology, Inc.
5.25% due 08/01/23[3]		5,450,000	4,455,375
CDK Global, Inc.
4.50% due 10/15/24[10]		1,150,000	1,139,061
Open Text Corp.
5.63% due 01/15/23[3]		975,000	994,500
Xerox Corp.
5.63% due 12/15/19		730,000	754,481
Total Technology			12,842,867

Utilities - 0.4%
AES Corp.
3.64% due 06/01/19[2,10]		8,990,000	8,675,350
4.88% due 05/15/23		1,000,000	962,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]		850,000	790,500
Progress Energy, Inc.
6.00% due 12/01/39		650,000	771,800
Sempra Energy
9.80% due 02/15/19		540,000	649,545
Exelon Generation Company LLC
6.25% due 10/01/39		190,000	196,212
Total Utilities			12,045,907

Diversified - 0.4%
HRG Group, Inc.
7.88% due 07/15/19[10]		10,950,000	11,547,870
Total Corporate Bonds
(Cost $574,204,478)			574,720,172

U.S. GOVERNMENT SECURITIES†† - 10.1%
U.S. Treasury Notes
1.63% due 02/15/26[10]		146,214,000	144,089,363
3.13% due 05/15/19		1,000,000	1,068,867
2.88% due 03/31/18		1,000,000	1,041,836
2.38% due 06/30/18		800,000	828,562
2.75% due 02/28/18		500,000	519,102
2.38% due 05/31/18		500,000	517,207
1.38% due 09/30/18		500,000	507,071
1.25% due 10/31/18		400,000	404,344
Total U.S. Treasury Notes			148,976,352
U.S. Treasury Bonds
due 11/15/44[11]		240,756,000	109,672,783
4.75% due 02/15/41		2,250,000	3,195,879
6.13% due 11/15/27		2,000,000	2,882,344
4.38% due 05/15/40		2,070,000	2,785,202
8.00% due 11/15/21		1,500,000	2,041,230
8.75% due 05/15/20		1,350,000	1,762,752
2.75% due 11/15/42		1,700,000	1,752,661
9.13% due 05/15/18		1,000,000	1,177,148
8.13% due 08/15/21		500,000	676,016
8.75% due 08/15/20		500,000	661,270
7.88% due 02/15/21		500,000	656,114
Total U.S. Treasury Bonds			127,263,399
Total U.S. Government Securities
(Cost $270,663,814)			276,239,751

SENIOR FLOATING RATE INTERESTS††,2 - 5.5%
Technology - 1.7%
Avago Technologies Ltd.
4.25% due 02/01/23		20,300,000	20,186,929
Solera LLC
5.75% due 03/03/23		6,000,000	5,988,240
Avaya, Inc.
6.25% due 05/29/20		4,751,323	3,161,340
6.50% due 03/30/18		922,377	675,641
Epicor Software
4.75% due 06/01/22		3,773,490	3,569,080
Informatica Corp.
4.50% due 08/05/22		3,582,000	3,510,360
Advanced Computer Software
10.50% due 01/31/23		2,000,000	1,835,000
TIBCO Software, Inc.
6.50% due 12/04/20		1,980,000	1,775,070
Deltek, Inc.
5.00% due 06/25/22		1,613,879	1,603,792
Verisure Cayman 2
5.25% due 10/10/22	EUR	1,350,000	1,537,834

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Micro Focus International plc
5.25% due 11/19/21	$855,290	$852,510
EIG Investors Corp.
6.23% due 11/09/19[1]	627,384	598,368
Blue Coat Systems, Inc.
4.50% due 05/20/22	423,938	416,519
Aspect Software, Inc.
9.50% due 09/30/16	15,954	15,794
Total Technology		45,726,477

Communications - 1.2%
Univision Communications, Inc.
4.00% due 02/28/20	12,626,182	12,488,052
4.00% due 03/01/20	7,241,533	7,161,587
Numericable US LLC
4.75% due 02/10/23	4,300,000	4,261,042
EMI Music Publishing
4.00% due 08/19/22	2,985,000	2,976,791
Light Tower Fiber LLC
4.00% due 04/13/20	2,863,823	2,828,025
Internet Brands
4.75% due 07/08/21	2,562,948	2,542,136
Proquest LLC
5.75% due 10/24/21	1,367,120	1,319,271
Neptune Finco Corp.
5.00% due 10/10/22	450,000	449,928
Total Communications		34,026,832

Consumer, Non-cyclical - 0.9%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	9,947,125	9,952,099
5.50% due 12/21/22	2,344,125	2,345,391
Pharmaceutical Product Development
4.25% due 08/18/22	4,320,000	4,278,614
JBS USA, Inc.
4.00% due 10/30/22	3,918,262	3,893,773
Grocery Outlet, Inc.
4.75% due 10/21/21	1,760,239	1,718,433
Acadia Healthcare Company, Inc.
4.50% due 02/13/19	1,645,875	1,649,298
One Call Medical, Inc.
5.00% due 11/27/20[1]	1,676,058	1,470,741
Performance Food Group
7.21% due 11/14/19	144,473	144,473
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	119,634	113,652
Total Consumer, Non-cyclical		25,566,474

Consumer, Cyclical - 0.8%
La Quinta Intermediate Holdings
3.75% due 04/14/21	4,987,437	4,891,828
Petsmart, Inc.
4.25% due 03/11/22	3,600,000	3,582,900
Equinox Fitness
5.00% due 01/31/20	2,378,643	2,365,560
Life Time Fitness
4.25% due 06/10/22	1,500,000	1,479,750
Mattress Firm
6.25% due 10/20/21	1,451,300	1,433,159
Warner Music Group
3.75% due 07/01/20	1,445,922	1,423,625
Eyemart Express
5.00% due 12/17/21	1,402,500	1,377,956
1-800 Contacts
5.25% due 01/22/23	1,200,000	1,200,000
BBB Industries, LLC
6.00% due 11/03/21	990,000	975,972
Burlington Coat Factory Warehouse Corp.
4.25% due 08/13/21	650,000	649,883
Neiman Marcus Group, Inc.
4.25% due 10/25/20	588,000	537,579
Sears Holdings Corp.
5.50% due 06/30/18	492,941	468,294
Compucom Systems, Inc.
4.25% due 05/11/20	294,660	206,262
Container Store, Inc.
4.25% due 04/06/19	256,975	194,872

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Capital Automotive LP
6.00% due 04/30/20	$140,000	$139,475
Total Consumer, Cyclical		20,927,115

Industrial - 0.6%
Travelport Holdings LLC
5.75% due 09/02/21	12,825,470	12,803,025
Quikrete Holdings, Inc.
4.00% due 09/28/20	1,150,000	1,147,125
Hardware Holdings LLC
6.75% due 03/30/20†††,1	839,375	818,391
CareCore National LLC
5.50% due 03/05/21	380,565	353,926
Wencor Group
4.50% due 06/18/21	296,355	262,644
Thermasys Corp.
5.26% due 05/03/19	93,750	74,414
Total Industrial		15,459,525

Basic Materials - 0.1%
Univar, Inc.
4.25% due 07/01/22	3,611,315	3,554,906
Platform Specialty Products
5.50% due 06/07/20	495,000	477,368
Total Basic Materials		4,032,274

Financial - 0.1%
National Financial Partners Corp.
4.50% due 07/01/20	1,205,290	1,175,760
Hyperion Insurance
5.50% due 04/29/22	990,000	941,738
USI Holdings Corp.
4.25% due 12/27/19	497,455	489,163
American Stock Transfer & Trust
5.75% due 06/26/20	237,894	230,163
Total Financial		2,836,824

Utilities - 0.1%
Invenergy Thermal Operating I, LLC
6.50% due 10/19/22	2,693,250	2,531,655
Total Senior Floating Rate Interests
(Cost $153,591,084)		151,107,176

MUNICIPAL BONDS†† - 2.1%
California - 1.1%
State of California General Obligation Unlimited
7.60% due 11/01/40[10]	14,360,000	22,327,072
San Diego Unified School District General Obligation Unlimited
due 07/01/38[10,11]	7,000,000	2,951,200
Antelope Valley Community College District General Obligation Unlimited
due 08/01/34[10,11]	5,600,000	2,704,912
City of Industry California Revenue Bonds
4.63% due 01/01/34	1,000,000	1,050,680
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	400,000	436,508
Total California		29,470,372

Illinois - 0.5%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	5,380,548
6.90% due 03/01/35	1,600,000	1,788,592
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42[10]	3,230,000	2,684,873
County of Cook Illinois General Obligation Unlimited
6.23% due 11/15/34	2,300,000	2,568,847

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

	Face Amount[15]	Value

Chicago Transit Authority Revenue Bonds
6.20% due 12/01/40	$1,000,000	$1,110,610
Total Illinois		13,533,470

New Jersey - 0.3%
New Jersey Economic Development Authority Revenue Bonds
7.43% due 02/15/29[10]	6,475,000	7,843,168

Michigan - 0.2%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39[10]	4,900,000	6,106,919
Total Municipal Bonds
(Cost $56,588,154)		56,953,929

FOREIGN GOVERNMENT BONDS†† - 0.8%
Kenya Government International Bond
6.87% due 06/24/24[3,10]	12,250,000	11,545,625
Dominican Republic International Bond
6.85% due 01/27/45[3]	9,700,000	9,603,000
Bahamas Government International Bond
6.95% due 11/20/29[3]	110,000	124,410
Total Foreign Government Bonds
(Cost $22,763,282)		21,273,035

COMMERCIAL PAPER†† - 0.3%
Bayer Corp.
0.63% due 04/05/16	1,200,000	1,199,916
VF Corp.
0.74% due 04/28/16	1,100,000	1,099,390
John Deere Capital Corp.
0.39% due 04/21/16	1,050,000	1,049,773
Nissan Motor Acceptance Corp.
0.80% due 05/09/16	1,050,000	1,049,113
PACCAR Financial Corp.
0.35% due 04/07/16	1,000,000	999,942
Hershey Co.
0.37% due 04/11/16	1,000,000	999,897
PepsiCo, Inc.
0.34% due 04/21/16	1,000,000	999,811
Ryder System, Inc.
0.67% due 04/05/16	800,000	799,940
Total Commercial Paper
(Cost $8,197,782)		8,197,782

REPURCHASE AGREEMENT††,8 - 0.2%
Jefferies & Company, Inc. issued 03/15/16 at 2.95% due 04/04/16	4,609,000	4,609,000
Total Repurchase Agreement
(Cost $4,609,000)		4,609,000

Total Investments - 108.1%
(Cost $2,983,014,654)		$2,947,519,499
Other Assets & Liabilities, net - (8.1)%		(220,640,864)
Total Net Assets - 100.0%		$2,726,878,635

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2016
TOTAL RETURN BOND FUND

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at March 31, 2016	Net Unrealized Depreciation
MorganStanley	(1,348,000)	EUR	04/11/16	$1,466,552	$1,534,247	$(67,695)
						$(67,695)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2016.
[3]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,544,683,775 (cost $1,561,320,807), or 56.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Residual interest.
[5]	Affiliated issuer — See Note 7.
[6]	Rate indicated is the 7 day yield as of March 31, 2016.
[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[8]	Repurchase Agreement — See Note 10.
[9]	Perpetual maturity.
[10]	Securities or a portion thereof are held as collateral for reverse repurchase agreements at March 31, 2016 — See Note 11.
[11]	Zero coupon rate security.
[12]	Security is in default of interest and/or principal obligations.
[14]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $18,242,618 (cost $19,500,569) or 0.7% of total net assets — See Note 12.

[15]	The face amount is denominated in U.S. dollars, unless otherwise indicated.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2016
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$—	$831,491,545	$—	$29,941,833	$861,433,378
Collateralized Mortgage Obligations	—	—	849,932,504	—	13,758,526	863,691,030
Commercial Paper	—	—	8,197,782	—	—	8,197,782
Closed-end Funds	8,183,930	—	—	—	—	8,183,930
Corporate Bonds	—	—	556,090,834	—	18,629,338	574,720,172
Foreign Government Bonds	—	—	21,273,035	—	—	21,273,035
Municipal Bonds	—	—	56,953,929	—	—	56,953,929
Mutual Funds	27,100,061	—	—	—	—	27,100,061
Preferred Stocks	—	—	1,089,440	—	—	1,089,440
Repurchase Agreement	—	—	4,609,000	—	—	4,609,000
Senior Floating Rate Interests	—	—	150,288,785	—	818,391	151,107,176
Short Term Investments	92,920,815	—	—	—	—	92,920,815
U.S. Government Securities	—	—	276,239,751	—	—	276,239,751
Total	$128,204,806	$—	$2,756,166,605	$—	$63,148,088	$2,947,519,499

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Contracts	$—	$—	$—	$67,695	$—	$—

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period. As of March 31, 2016, the Fund had securities with a total value of $5,768,250 transfer into Level 3 from Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TOTAL RETURN BOND FUND

March 31, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $2,942,809,588)	$2,907,626,508
Investments in affiliated issuers, at value (cost $35,596,066)	35,283,991
Repurchase agreements, at value (cost $4,609,000)	4,609,000
Total investments (cost $2,983,014,654)	2,947,519,499
Prepaid expenses	242,172
Receivables:
Fund shares sold	19,766,521
Interest	14,726,818
Securities sold	8,449,340
Dividends	62,353
Total assets	2,990,766,703

Liabilities:
Reverse Repurchase Agreements	210,297,721
Overdraft due to custodian bank	238,924
Unfunded loan commitments, at value (Note 8) (proceeds $286,000)	204,240
Unrealized depreciation on forward foreign currency exchange contracts	67,695
Payable for:
Securities purchased	43,888,579
Fund shares redeemed	6,101,709
Management fees	650,339
Distribution and service fees	226,349
Fund accounting/administration fees	208,405
Miscellaneous	2,004,107
Total liabilities	263,888,068
Net assets	$2,726,878,635

Net assets consist of:
Paid in capital	$2,781,753,359
Accumulated net investment loss	(21,238,245)
Accumulated net realized gain on investments	1,844,352
Net unrealized depreciation on investments	(35,480,831)
Net assets	$2,726,878,635

A-Class:
Net assets	$495,720,031
Capital shares outstanding	18,948,898
Net asset value per share	$26.16
Maximum offering price per share (Net asset value divided by 96.00%)	$27.25

C-Class:
Net assets	$144,181,900
Capital shares outstanding	5,511,507
Net asset value per share	$26.16

P-Class:
Net assets	$60,447,815
Capital shares outstanding	2,310,715
Net asset value per share	$26.16

Institutional Class:
Net assets	$2,026,528,889
Capital shares outstanding	77,376,240
Net asset value per share	$26.19

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 35

STATEMENT OF OPERATIONS (Unaudited)
TOTAL RETURN BOND FUND

Period Ended March 31, 2016

Investment Income:
Interest	$44,087,587
Dividends from securities of affiliated issuers	1,124,367
Dividends from securities of unaffiliated issuers	65,043
Other income	355,825
Total investment income	45,632,822

Expenses:
Management fees	5,659,347
Transfer agent/maintenance fees
A-Class	341,738
C-Class	49,330
P-Class	1,500
Institutional Class	425,990
Distribution and service fees:
A-Class	590,991
C-Class	569,027
P-Class	37,200
Fund accounting/administration fees	1,075,265
Interest expense	1,281,298
Line of credit fees	103,132
Trustees’ fees*	44,536
Custodian fees	18,868
Miscellaneous	369,464
Total expenses	10,567,686
Less:
Expenses waived by Adviser	(2,132,354)
Net expenses	8,435,332
Net investment income	37,197,490

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$8,827,966
Investments in affiliated issuers	(1,592,995)
Swap agreements	78,707
Foreign currency	28,560
Forward currency exchange contracts	(15,994)
Options purchased	(724,488)
Options written	197,829
Net realized gain	6,799,585
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(15,029,173)
Investments in affiliated issuers	(44,606)
Swap agreements	(233,580)
Options purchased	(542,718)
Options written	95,691
Foreign currency	259
Forward foreign currency exchange contracts	(59,503)
Net change in unrealized appreciation (depreciation)	(15,813,630)
Net realized and unrealized loss	(9,014,045)
Net increase in net assets resulting from operations	$28,183,445

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
TOTAL RETURN BOND FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,197,490	$45,275,578
Net realized gain (loss) on investments	6,799,585	(1,184,115)
Net change in unrealized appreciation (depreciation) on investments	(15,813,630)	(23,680,352)
Net increase in net assets resulting from operations	28,183,445	20,411,111

Distributions to shareholders from:
Net investment income
A-Class	(10,634,633)	(12,143,821)
C-Class	(2,100,882)	(1,931,992)
P-Class	(653,491)	(50,783)*
Institutional Class	(39,477,916)	(37,951,737)
Net realized gains
A-Class	—	(151,030)
C-Class	—	(42,876)
Institutional Class	—	(494,795)
Total distributions to shareholders	(52,866,922)	(52,767,034)

Capital share transactions:
Proceeds from sale of shares
A-Class	235,675,162	458,924,613
C-Class	65,225,991	71,678,491
P-Class	56,841,791	12,910,094 *
Institutional Class	1,030,214,839	1,454,555,055
Distributions reinvested
A-Class	9,351,211	11,204,598
C-Class	1,574,420	1,494,334
P-Class	653,480	50,783 *
Institutional Class	30,909,788	30,228,500
Cost of shares redeemed
A-Class	(178,959,925)	(117,493,593)
C-Class	(10,824,047)	(7,519,876)
P-Class	(9,467,125)	(407,473)*
Institutional Class	(426,392,470)	(323,091,282)
Net increase from capital share transactions	804,803,115	1,592,534,244
Net increase in net assets	780,119,638	1,560,178,321

Net assets:
Beginning of period	1,946,758,997	386,580,676
End of period	$2,726,878,635	$1,946,758,997
Accumulated net investment loss at end of period	$(21,238,245)	$(5,568,813)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
TOTAL RETURN BOND FUND

	Period Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Capital share activity:
Shares sold
A-Class	9,001,282	17,036,418
C-Class	2,494,868	2,663,981
P-Class	2,176,785	485,553	*
Institutional Class	39,381,543	53,995,281
Shares issued from reinvestment of distributions
A-Class	357,351	417,283
C-Class	60,200	55,663
P-Class	25,014	1,915	*
Institutional Class	1,180,274	1,125,242
Shares redeemed
A-Class	(6,854,942)	(4,379,242)
C-Class	(414,597)	(280,709)
P-Class	(363,215)	(15,337	)*
Institutional Class	(16,307,469)	(12,035,818)
Net increase in shares	30,737,094	59,070,230

*	Since the commencement of operations: May 1, 2015.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS (Unaudited)
TOTAL RETURN BOND FUND

Period Ended March 31, 2016

Cash Flows from Operating Activities:
Net Increase in net assets resulting from operations	$28,183,445

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to
Net Cash Provided by Operating and Investing Activities:
Net change in unrealized depreciation on investments	15,073,779
Net change in unrealized depreciation on options	447,027
Net change in unrealized appreciation on swaps	233,580
Net realized gain on swap agreements	(78,707)
Net realized loss on options	526,659
Net realized gain on investments	(7,234,971)
Net accretion of bond discount and amortization of bond premium	(1,169,435)
Paydowns received on mortgage and asset-backed securities	104,045,116
Purchase of long-term investments	(2,314,025,720)
Purchase of long-term investments foreign	(1,471,673)
Proceeds from sale of long-term investments	1,464,096,731
Net purchases of short-term investments	(17,014,774)
Increase in interest receivable	(5,890,260)
Decrease in dividends receivable	23,921
Increase in prepaid expenses	(133,753)
Decrease in other assets	24,040
Decrease in trustees' fee payable	(4,660)
Decrease in transfer agent fee payable	(104,716)
Increase in administration fee payable	60,390
Increase in distribution fee payable	65,750
Increase in advisory fee payable	390,210
Decrease in accrued expenses and other liabilities	(53,408)
Net Cash Used in Operating and Investing Activities	$(734,011,429)

Cash Flows From Financing Activities:
Proceeds from sales of shares	1,377,267,442
Cost of shares redeemed	(623,031,883)
Distributions paid out	(9,827,047)
Proceeds from reverse repurchase agreements	7,013,758,952
Payments made on reverse repurchase agreements	(7,045,872,227)
Net Cash Used in Financing Activities	712,295,237
Net decrease in cash	(21,716,192)

Cash at Beginning of Period (including foreign and restricted cash)	$21,477,268
Cash at End of Period (including foreign cash)	$(238,924)

Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for interest	$1,134,778
Dividend reinvestment	$42,488,899

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

FINANCIAL HIGHLIGHTS
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.50	$26.94	$26.16	$26.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.41	.94	1.01	1.20	1.08
Net gain (loss) on investments (realized and unrealized)	(.16)	(.25)	1.13	(.28)	1.35
Total from investment operations	.25	.69	2.14	.92	2.43
Less distributions from:
Net investment income	(.59)	(1.09)	(1.36)	(1.23)	(.92)
Net realized gains	—	(.04)	—	(.04)	—
Total distributions	(.59)	(1.13)	(1.36)	(1.27)	(.92)
Net asset value, end of period	$26.16	$26.50	$26.94	$26.16	$26.51

Total Return[g]	0.96%	2.56%	8.34%	3.53%	9.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$495,720	$435,760	$90,805	$74,328	$30,689
Ratios to average net assets:
Net investment income (loss)	3.14%	3.50%	3.80%	4.47%	5.10%
Total expenses[d]	1.16%	1.10%	1.19%	1.27%	1.51%
Net expenses[e,h]	0.97%	0.91%	0.94%	0.98%	0.85%
Portfolio turnover rate	56%	74%	52%	94%	69%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.50	$26.94	$26.16	$26.50	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.30	.74	.82	.99	.94
Net gain (loss) on investments (realized and unrealized)	(.15)	(.25)	1.12	(.27)	1.32
Total from investment operations	.15	.49	1.94	.72	2.26
Less distributions from:
Net investment income	(.49)	(.89)	(1.16)	(1.02)	(.76)
Net realized gains	—	(.04)	—	(.04)	—
Total distributions	(.49)	(.93)	(1.16)	(1.06)	(.76)
Net asset value, end of period	$26.16	$26.50	$26.94	$26.16	$26.50

Total Return[g]	0.59%	1.82%	7.58%	2.77%	9.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$144,182	$89,320	$25,107	$15,654	$6,607
Ratios to average net assets:
Net investment income (loss)	2.30%	2.75%	3.10%	3.70%	4.38%
Total expenses[d]	1.84%	1.80%	1.90%	2.07%	2.26%
Net expenses[e,h]	1.69%	1.63%	1.66%	1.77%	1.63%
Portfolio turnover rate	56%	74%	52%	94%	69%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 41

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2016[a]	Period Ended Sept. 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$26.49	$26.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.39	.36
Net gain (loss) on investments (realized and unrealized)	(.12)	(.43)
Total from investment operations	.27	(.07)
Less distributions from:
Net investment income	(.60)	(.42)
Total distributions	(.60)	(.42)
Net asset value, end of period	$26.16	$26.49

Total Return[g]	1.00%	(0.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,448	$12,509
Ratios to average net assets:
Net investment income (loss)	2.97%	3.20%
Total expenses[d]	1.00%	1.02%
Net expenses[e,h]	0.87%	0.84%
Portfolio turnover rate	56%	74%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2016[a]	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.53	$26.97	$26.19	$26.54	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.45	1.03	1.09	1.28	1.06
Net gain (loss) on investments (realized and unrealized)	(.16)	(.25)	1.14	(.27)	1.44
Total from investment operations	.29	.78	2.23	1.01	2.50
Less distributions from:
Net investment income	(.63)	(1.18)	(1.45)	(1.32)	(.96)
Net realized gains	—	(.04)	—	(.04)	—
Total distributions	(.63)	(1.22)	(1.45)	(1.36)	(.96)
Net asset value, end of period	$26.19	$26.53	$26.97	$26.19	$26.54

Total Return[g]	1.14%	2.91%	8.74%	3.88%	10.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,026,529	$1,409,171	$270,668	$78,318	$44,566
Ratios to average net assets:
Net investment income (loss)	3.41%	3.83%	4.09%	4.78%	4.91%
Total expenses[d]	0.81%	0.76%	0.81%	0.89%	0.99%
Net expenses[e,h]	0.61%	0.57%	0.57%	0.64%	0.52%
Portfolio turnover rate	56%	74%	52%	94%	69%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT 43

FINANCIAL HIGHLIGHTS (concluded)
TOTAL RETURN BOND FUND

[a]	Unaudited figures for the period ended March 31, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

	03/31/16	09/30/15	09/30/14	09/30/13	09/30/12
A-Class	0.85%	0.84%	0.86%	0.86%	0.82%
C-Class	1.57%	1.56%	1.58%	1.64%	1.59%
P-Class	0.75%	0.75%	N/A	N/A	N/A
Institutional Class	0.49%	0.50%	0.50%	0.52%	0.50%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2016, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Total Return Bond Fund (the “Fund”), a non-diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2016.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2016, there were no earnings credits received.

J. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.25% at March 31, 2016.

K. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

L. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.

Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Total Return Bond Fund	Duration, Hedge	8,182

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The Fund used written options for Duration and Hedge. The following table represents the Fund’s use and activity of options written for the year ended March 31, 2016:

Call Options Written

Written Call Options
Total Return Bond Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2015	7,338	$197,829
Options Written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(7,338)	(197,829)
Options exercised	—	—
Balance at March 31, 2016	—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. Custom basket swaps are computed in a similar manner, but the composition of the custom basket swap is not tied directly to a publicly available index. As such, the constituents of the basket are available on the respective Fund’s Schedule of Investments. A Fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

Fund	Use	Average Notional
Total Return Bond Fund	Duration, Hedge	$10,250,000

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of forward foreign currency exchange contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use, and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Total Return Bond Fund	Hedge	$983,692	$126,663

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts		Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2016:

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts
Total Return Bond Fund	$(67,695)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operation for the period ended March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operation categorized by primary risk exposure for the period ended March 31, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
Total Return Bond Fund	$78,707	$197,829	$(724,488)	$(15,994)	$(463,946)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
Total Return Bond Fund	$(233,580)	$95,691	$(542,718)	$(59,503)	$(740,110)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Fund.

RFS is paid the following for providing transfer agent services to the Fund. Transfer agent fees are assessed to the applicable class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for fund accounting/administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contracts for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Total Return Bond Fund - A-Class	0.90%	11/30/12	02/01/17
Total Return Bond Fund - C-Class	1.65%	11/30/12	02/01/17
Total Return Bond Fund - P-Class*	0.90%	05/01/15	02/01/17
Total Return Bond Fund - Institutional Class	0.50%	11/30/12	02/01/17

*	Since the commencement of operations: May 1, 2015

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2016, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Fund Total
Total Return Bond Fund	$267,000	$550,932	$2,324,957	$2,037,070	$5,179,959

For the period ended March 31, 2016, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2016, the Fund waived $95,284 related to investments in affiliated funds.

For the period ended March 31, 2016, GFD retained sales charges of $274,695 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of significant unobservable inputs used in the fair value valuation of assets and liabilities categorizes within Level 3 of the fair value hierarchy.

Fund	Category and Subcategory	Ending Balance at 03/31/16	Valuation Technique	Unobservable Inputs
Total Return Bond Fund	Asset-Backed Securities	$29,941,833	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	18,629,338	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
	Collateralized Mortgage Obligations	13,692,821	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
		65,705	Option Adjusted Spread off multiple prior month end broker marks over the 3 month LIBOR	Indicative Quote
	Total Collateralized Mortgage Obligations	13,758,526
	Senior Floating Rate Interests	818,391	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/ or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of March 31, 2016, the Fund had transfers in/out of Level 3 due to changes in securities valuation method. See the table below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2016:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Collateralized Mortgage Obligations	Asset- Backed Security	Corporate Bonds	Senior Fixed Rate Interests	Total
TOTAL RETURN BOND
Assets:
Beginning Balance	$820,463	$9,315,497	$9,617,821	$16,122,382	$45	$35,876,208
Purchases	—	4,728,377	17,933,338	—	—	22,661,715
Sales, maturities and paydowns	(2,125)	(328,850)	(539,069)	(101,852)	—	(971,896)
Total realized gains or losses included in earnings	—	(64)	—	—	(208,125)	(208,189)
Total change in unrealized gains or losses included in earnings	53	43,566	(17,774)	(211,925)	208,080	22,000
Transfers in Level 3	—	—	2,947,517	2,820,733	—	5,768,250
Transfers out of Level 3	—	—	—	—	—	—
Ending Balance	$818,391	$13,758,526	$29,941,833	$18,629,338	$—	$63,148,088
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2016	$(2,289)	$(11,661)	$(25,215)	$(248,428)	$208,080	$(79,512)

5. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Total Return Bond Fund	$2,982,128,042	$41,520,974	$(76,129,516)	$(34,608,542)

6. Securities Transactions

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Total Return Bond Fund	$1,684,123,589	$978,439,846

For the period ended March 31, 2016, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Total Return Bond Fund	$417,070,683	$359,754,824

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2016, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Total Return Bond Fund	$14,179,737	$—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended March 31, 2016, in which the portfolio company is an “affiliated person”, were as follows:

Affiliated issuers by Fund	Value 09/30/15	Additions	Reductions	Value 03/31/16	Shares 03/31/16	Investment Income	Realized Gain (Loss)
Total Return Bond Fund
Guggenheim Floating Rate Strategies Fund - Institutional Class	$—	$64,630,776	$(63,318,973)	$—	—	$630,833	$(1,311,803)
Guggenheim High Yield Fund - Insitutional Class	—	3,516,850	(3,438,323)	—	—	16,850	(78,526)
Guggenheim Strategic Opportunities Fund	2,968,259	5,309,754	—	8,183,930	481,691	181,383	—
Guggenheim Strategy Fund I	95,705,888	39,038,541	(117,500,000)	17,083,133	688,558	286,480	(202,666)
Guggenheim Strategy Fund II	—	10,008,821	—	10,016,928	405,708	8,821	—
	$98,674,147	$122,504,742	$(184,257,296)	$35,283,991		$1,124,367	$(1,592,995)

8. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2016. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of March 31, 2016, were as follows:

Borrower	Maturity Date	Face Amount	Value
Total Return Bond Fund
Acosta, Inc.	9/26/2019	$2,200,000	$204,240
Aspect Software, Inc.	9/30/2016	1,270	—
		$7,201,270	$204,240

9. Line of Credit

The Funds, with the exception of Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund and Market Neutral Real Estate Fund, secured a committed $800,000,000 line of credit from Citibank, N.A., good through October 7, 2016, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate (0.25% at March 31, 2016), plus 1/2 of 1%. The Funds also pay a commitment fee at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period-ended March 31, 2016.

10. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Jeffries & Company, Inc.
2.95%
Due 04/04/16	$4,609,000	$4,746,476	Puerto Rico Public Buildings Authority
			5.75%
			07/01/34	$13,250,000	$8,161,603

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2016, the Fund entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 31, 2016	Average Balance Outstanding	Average interest Rate
Total Return Bond Fund	183	$210,297,721	$299,244,347	0.86%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Total Return Bond Fund	Reverse repurchase agreements	$210,297,721	$—	$210,297,721	$210,297,721	$—	$—

In June 2014, the FASB issued Accounting Standards Update 2014-11, Repurchase-to- Maturity Transactions, Repurchase Financings, and Disclosures (ASU 2014-11) that expanded secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as secured borrowings, which applies to the reverse repurchase agreements held by the Funds. The ASU became effective prospectively for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds have adopted the ASU.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of March 31, 2016, aggregated by asset class of the related collateral pledged by the Fund:

Fund	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Total Return Bond Fund
Corporate Bonds	$8,955,250	$92,197,913	$83,797,033	$5,500,000	$190,450,196
Municipal Bonds	—	9,807,713	10,039,813	—	19,847,525
Gross amount of recognized liabilities for reverse repurchase agreements	$8,955,250	$102,005,625	$93,836,845	$5,500,000	$210,297,721

12. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Total Return Bond Fund	RFTI Issuer Ltd.
	2015-FL1 A, 2.19%
	due 08/15/30	10/14/15	$9,949,960	$9,978,936

	RFTI Issuer Ltd.
	2015-FL1 B, 4.32%
	due 08/15/30	10/14/15	4,979,054	4,929,850

	Customers Bank
	6.12% due 06/26/29	6/24/14	2,000,000	2,000,000

	Cadence Bank North America
	6.25% due 06/28/29	6/6/14	1,200,000	1,035,000

	Airplanes Pass Through
	Trust 2001-1A A9, 0.99%
	due 03/15/19	11/30/11	594,050	185,080

	Schahin II Finance
	Company SPV Ltd.
	5.88% due 09/25/22	3/31/12	777,505	113,752

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

13. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and off set in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Total Return Bond Fund	Forward foreign currency exchange contracts	$67,695	$—	$67,695	$—	$—	$67,695

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	105	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	101	Current: Midland Care, Inc. (2011-present).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	101	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	101	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	101	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002-present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	107	Current: Edward-Elmhurst Healthcare System (2012-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	101	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	104	Former: Bennett Group of Funds (2011-2013).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	236

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

James Howley (1972)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013

Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014

Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.             Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.        Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia,
President and Chief Executive Officer

Date	June 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2016

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 9, 2016

* Print the name and title of each signing officer under his or her signature.